Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 108.4% ¤

ASSET-BACKED SECURITIES 3.8%

CAYMAN ISLANDS 0.5%

Evans Grove CLO Ltd.
3.549% due 05/28/2028 •	$800	$794
TruPS Financials Note Securitization Ltd.
4.203% due 09/20/2039 •	510	506
Total Cayman Islands		1,300

UNITED STATES 3.3%

Conseco Finance Corp.
6.280% due 09/01/2030	360	382
Credit Suisse First Boston Mortgage Securities Corp.
3.106% due 01/25/2032 •	1,261	1,240
EMC Mortgage Loan Trust
3.786% due 02/25/2041 •	36	36
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	22	22
Legacy Mortgage Asset Trust
4.246% due 01/28/2070 •	1,254	1,273
LP Credit Card ABS Master Trust
4.053% due 08/20/2024 •	348	348
Morgan Stanley Home Equity Loan Trust
2.586% due 12/25/2036 •	1,830	1,052
Navient Student Loan Trust
3.536% due 12/27/2066 •	556	559
Residential Asset Securities Corp. Trust
3.371% due 01/25/2034 •	1,371	1,367
SoFi Consumer Loan Program Trust
3.200% due 08/25/2027	481	481
Structured Asset Investment Loan Trust
2.636% due 09/25/2036 •	2,051	1,969
Total United States		8,729
Total Asset-Backed Securities (Cost $9,465)		10,029

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

CANADA 0.0%

Valeant Pharmaceuticals International, Inc.
5.481% due 06/02/2025	4	4
Total Canada		4

LUXEMBOURG 0.0%

Intelsat Jackson Holdings S.A.
6.240% due 11/27/2023	14	14
6.625% due 01/02/2024	13	13
Total Luxembourg		27

UNITED ARAB EMIRATES 0.0%

Dubai World
1.750% - 2.000% due 09/30/2022	100	94
Total United Arab Emirates		94

UNITED STATES 1.0%

Avolon Holdings Ltd.
4.488% due 01/15/2025	28	27
Beacon Roofing Supply, Inc.
4.749% due 01/02/2025	10	10
BWAY Holding Co.
6.033% due 04/03/2024	10	10
Caesars Resort Collection LLC
5.249% due 12/22/2024	99	98
Core & Main LP
5.626% due 08/01/2024 «	10	10
Diamond Resorts Corp.
6.249% due 09/02/2023 «	98	92

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Envision Healthcare Corp.
6.249% due 10/10/2025	100	94
Financial & Risk U.S. Holdings, Inc.
6.249% due 10/01/2025	116	112
Hilton Worldwide Finance LLC
4.236% due 10/25/2023	230	230
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(c)	70	50
TBD% due 01/30/2020	488	350
Las Vegas Sands LLC
4.249% due 03/27/2025	390	384
MH Sub LLC
6.236% due 09/13/2024	20	19
Multi Color Corp.
4.499% due 10/31/2024 «	2	2
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% due 10/25/2020	151	140
Pacific Gas & Electric Co.
TBD% due 12/31/2020 µ	522	524
7.500% due 02/22/2049 ^(c)	262	227
PetSmart, Inc.
5.490% due 03/11/2022	20	18
Post Holdings, Inc.
4.490% due 05/24/2024	6	6
Sprint Communications, Inc.
5.000% due 02/02/2024	98	95
TEX Operations Co. LLC
4.499% due 08/04/2023	23	23
West Corp.
6.629% due 10/10/2024	9	8
Westmoreland Coal Co.
TBD% due 12/16/2020 ^(c)	7	3
4.522% - 10.913% due 05/21/2019 «	1	1
Total United States		2,533
Total Loan Participations and Assignments (Cost $2,755)		2,658

	SHARES

COMMON STOCKS 73.3%

AUSTRALIA 2.4%

COMMUNICATION SERVICES 0.3%

Telstra Corp. Ltd.	309,345	729

CONSUMER DISCRETIONARY 0.1%

Crown Resorts Ltd.	13,580	111
Wesfarmers Ltd.	3,567	88
		199

CONSUMER STAPLES 0.3%

Coca-Cola Amatil Ltd.	24,020	148
Coles Group Ltd. (d)	3,918	33
Woolworths Ltd.	32,947	711
		892
ENERGY 0.2%

Woodside Petroleum Ltd.	13,845	340
WorleyParsons Ltd.	9,460	95
		435
FINANCIALS 1.2%

AMP Ltd.	141,821	212
Australia & New Zealand Banking Group Ltd.	59,447	1,099
Genworth Mortgage Insurance Australia Ltd.	31,749	54
National Australia Bank Ltd.	38,715	695
Suncorp Group Ltd.	50,830	498
Westpac Banking Corp.	28,299	522
		3,080
HEALTH CARE 0.1%

Healius Ltd.	59,940	112

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Sonic Healthcare Ltd.	3,674	64
		176

INDUSTRIALS 0.0%

Downer EDI Ltd.	10,573	58

MATERIALS 0.2%

BHP Group Ltd.	20,473	560
Fortescue Metals Group Ltd.	24,906	126
		686
Total Australia		6,255

AUSTRIA 0.2%

ENERGY 0.1%

OMV AG	3,427	186

FINANCIALS 0.0%

Raiffeisen Bank International AG	3,726	84

MATERIALS 0.1%

voestalpine AG	4,183	127
Total Austria		397

BELGIUM 0.3%

COMMUNICATION SERVICES 0.1%

Proximus S.A.	7,804	225

FINANCIALS 0.2%

Ageas	8,500	410

INDUSTRIALS 0.0%

bpost S.A.	11,285	122
Total Belgium		757

BERMUDA 0.0%

FINANCIALS 0.0%

Assured Guaranty Ltd.	1,117	50
Total Bermuda		50

BRAZIL 0.0%

ENERGY 0.0%

Dommo Energia S.A. «(d)(j)	295,778	46
Dommo Energia S.A. SP - ADR «(d)	63	1
		47
UTILITIES 0.0%

Eneva S.A. (d)(j)	239	1
Eneva S.A. (j)	660	3
		4
Total Brazil		51

CANADA 1.3%

COMMUNICATION SERVICES 0.1%

Shaw Communications, Inc. 'B'	5,926	123

CONSUMER DISCRETIONARY 0.0%

Magna International, Inc.	2,318	113

ENERGY 0.2%

ARC Resources Ltd.	4,954	34
Crescent Point Energy Corp.	108,886	353

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Husky Energy, Inc.	17,224	171
		558

FINANCIALS 0.7%

Bank of Montreal	6,695	501
Canadian Imperial Bank of Commerce	8,678	686
Home Capital Group, Inc.	6,410	75
National Bank of Canada	5,443	246
Power Corp. of Canada	14,351	334
Power Financial Corp.	4,575	107
		1,949

INDUSTRIALS 0.1%

WestJet Airlines Ltd.	13,841	201

UTILITIES 0.2%

Atco Ltd. 'I'	6,578	222
Capital Power Corp.	5,315	124
TransAlta Corp.	30,282	223
		569
Total Canada		3,513

DENMARK 0.1%

INDUSTRIALS 0.1%

AP Moller - Maersk A/S 'B'	151	191
Total Denmark		191

FINLAND 0.2%

FINANCIALS 0.1%

Nordea Bank Abp	24,901	190

MATERIALS 0.0%

Stora Enso Oyj 'R'	10,463	128
UTILITIES 0.1%
Fortum Oyj	9,282	190
Total Finland		508

FRANCE 5.0%

COMMUNICATION SERVICES 0.9%

Eutelsat Communications S.A.	2,801	49
Lagardere S.C.A.	15,288	393
Orange S.A.	84,743	1,382
Vivendi S.A.	14,328	415
		2,239
CONSUMER DISCRETIONARY 0.1%

Cie Generale des Etablissements Michelin S.C.A.	3,144	372

CONSUMER STAPLES 0.5%

Carrefour S.A.	44,151	824
Casino Guichard Perrachon S.A.	11,572	502
		1,326
ENERGY 0.4%

Total S.A.	17,972	1,000

FINANCIALS 1.2%

AXA S.A.	33,403	840
BNP Paribas S.A.	21,677	1,032
SCOR SE	3,076	131
Societe Generale S.A.	43,427	1,255
		3,258
HEALTH CARE 1.0%

Sanofi	29,147	2,577

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

INDUSTRIALS 0.4%

Alstom S.A.	1,871	81
Bouygues S.A.	11,209	401
Cie de Saint-Gobain	10,776	391
Rexel S.A.	15,801	178
		1,051

UTILITIES 0.5%

Electricite de France S.A.	57,527	787
Engie S.A.	25,791	385
		1,172
Total France		12,995

GERMANY 2.9%

COMMUNICATION SERVICES 0.1%

ProSiebenSat.1 Media SE	6,962	99

CONSUMER DISCRETIONARY 1.1%

Bayerische Motoren Werke AG	11,712	904
Ceconomy AG	13,993	75
Daimler AG	29,365	1,723
Hugo Boss AG	500	34
		2,736

CONSUMER STAPLES 0.0%

METRO AG	5,877	98

FINANCIALS 0.6%

Aareal Bank AG	2,124	66
Deutsche Pfandbriefbank AG	4,192	51
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,135	1,217
Talanx AG	4,011	155
		1,489

HEALTH CARE 0.2%

Bayer AG	9,330	601

INDUSTRIALS 0.3%

Deutsche Lufthansa AG	28,318	622
Deutsche Post AG	5,007	163
		785
MATERIALS 0.5%

BASF SE	14,690	1,083
Evonik Industries AG	5,379	147
K+S AG	7,626	140
		1,370
UTILITIES 0.1%

E.ON SE	16,161	180
Innogy SE (d)	4,032	172
		352
Total Germany		7,530

HONG KONG 0.6%

CONSUMER DISCRETIONARY 0.2%

Li & Fung Ltd.	516,000	93
SJM Holdings Ltd.	243,000	278
Skyworth Digital Holdings Ltd.	224,000	76
		447
INDUSTRIALS 0.0%

Kingboard Chemical Holdings Ltd.	7,000	25

REAL ESTATE 0.4%

Kerry Properties Ltd.	34,500	154
Shimao Property Holdings Ltd.	67,000	210
Swire Pacific Ltd. 'A'	40,500	522
Wharf Holdings Ltd.	17,000	51

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Wheelock & Co. Ltd.	15,000	110
		1,047
Total Hong Kong		1,519

ISRAEL 0.2%

COMMUNICATION SERVICES 0.1%

Bezeq The Israeli Telecommunication Corp. Ltd.	172,980	125

FINANCIALS 0.0%

Mizrahi Tefahot Bank Ltd.	1,184	24

MATERIALS 0.1%

Israel Chemicals Ltd.	51,902	271
Israel Corp. Ltd.	73	17
		288
Total Israel		437

ITALY 1.7%

ENERGY 0.6%

Eni SpA	91,422	1,615

FINANCIALS 0.5%

Assicurazioni Generali SpA	14,971	278
Poste Italiane SpA	88,808	865
Unipol Gruppo Finanziario SpA	46,919	234
		1,377

UTILITIES 0.6%

Enel SpA	231,586	1,484
Total Italy		4,476

JAPAN 10.6%

COMMUNICATION SERVICES 0.6%

Fuji Media Holdings, Inc.	6,400	88
Gree, Inc.	8,400	34
Nippon Telegraph & Telephone Corp.	31,400	1,339
NTT DOCOMO, Inc.	5,900	131
		1,592

CONSUMER DISCRETIONARY 2.1%

Aisin Seiki Co. Ltd.	2,200	79
Aoyama Trading Co. Ltd.	5,100	116
Bridgestone Corp.	9,800	378
DCM Holdings Co. Ltd.	4,500	42
EDION Corp.	3,600	31
Geo Holdings Corp.	2,200	31
Honda Motor Co. Ltd.	41,400	1,125
Isuzu Motors Ltd.	3,700	49
Mazda Motor Corp.	29,200	327
Nissan Motor Co. Ltd.	102,100	839
Sega Sammy Holdings, Inc.	3,500	41
Sekisui House Ltd.	2,900	48
Skylark Co. Ltd.	5,600	93
Subaru Corp.	12,500	285
Sumitomo Electric Industries Ltd.	8,000	106
Sumitomo Rubber Industries Ltd.	8,600	103
Toyota Motor Corp.	30,100	1,773
		5,466
CONSUMER STAPLES 0.4%

Japan Tobacco, Inc.	12,700	315
Kirin Holdings Co. Ltd.	14,100	337
Seven & i Holdings Co. Ltd.	13,300	502
		1,154
ENERGY 0.2%

Inpex Corp.	38,600	367

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Japan Petroleum Exploration Co. Ltd.	2,800	60
		427

FINANCIALS 2.2%

Concordia Financial Group Ltd.	14,600	57
Daiwa Securities Group, Inc.	41,100	200
Fukuoka Financial Group, Inc.	1,500	33
Gunma Bank Ltd.	11,300	43
Hokuhoku Financial Group, Inc.	7,400	77
Japan Post Holdings Co. Ltd.	29,400	344
Mitsubishi UFJ Financial Group, Inc.	288,000	1,424
Mizuho Financial Group, Inc.	821,200	1,271
MS&AD Insurance Group Holdings, Inc.	1,700	52
Nomura Holdings, Inc.	51,700	187
ORIX Corp.	24,700	355
Resona Holdings, Inc.	52,900	229
SBI Holdings, Inc.	3,800	85
Sumitomo Mitsui Financial Group, Inc.	28,700	1,005
Sumitomo Mitsui Trust Holdings, Inc.	9,400	338
T&D Holdings, Inc.	9,000	95
Yamaguchi Financial Group, Inc.	2,600	22
		5,817

HEALTH CARE 0.5%

Astellas Pharma, Inc.	31,300	470
Daiichi Sankyo Co. Ltd.	10,900	503
Miraca Holdings, Inc.	4,300	107
Nipro Corp.	3,900	51
Takeda Pharmaceutical Co. Ltd.	5,500	225
Toho Holdings Co. Ltd.	1,900	48
		1,404

INDUSTRIALS 1.7%

Asahi Glass Co. Ltd.	5,700	200
Dai Nippon Printing Co. Ltd.	11,900	285
Hitachi Zosen Corp.	19,700	61
ITOCHU Corp.	26,500	480
Japan Airlines Co. Ltd.	9,100	321
Kanematsu Corp.	4,100	47
Kawasaki Heavy Industries Ltd.	5,700	141
Komatsu Ltd.	900	21
Marubeni Corp.	60,100	417
Mitsubishi Corp.	17,700	493
Mitsubishi Heavy Industries Ltd.	16,200	674
Mitsui & Co. Ltd.	34,200	532
Mitsui E&S Holdings Co. Ltd.	2,200	21
Sojitz Corp.	28,200	100
Sumitomo Corp.	22,800	316
Toppan Printing Co. Ltd.	9,000	136
Toyota Tsusho Corp.	2,600	85
West Japan Railway Co.	600	45
		4,375
INFORMATION TECHNOLOGY 1.7%

Canon, Inc.	19,000	552
Fujitsu Ltd.	10,500	759
Hitachi Ltd.	46,300	1,504
Konica Minolta, Inc.	40,400	398
NEC Corp.	9,000	305
Nippon Electric Glass Co. Ltd.	1,800	48
Oki Electric Industry Co. Ltd.	9,200	109
Ricoh Co. Ltd.	65,600	687
Seiko Epson Corp.	3,300	51
		4,413
MATERIALS 0.4%

Asahi Kasei Corp.	4,200	43
DIC Corp.	1,100	32
Kobe Steel Ltd.	24,000	181
Kuraray Co. Ltd.	3,900	50
Mitsubishi Materials Corp.	5,000	132
Nippon Paper Industries Co. Ltd. 'L'	14,000	289
Nippon Steel & Sumitomo Metal Corp.	7,000	124
Oji Holdings Corp.	21,000	131
Sumitomo Chemical Co. Ltd.	26,000	121
		1,103
REAL ESTATE 0.1%

Nomura Real Estate Holdings, Inc.	6,500	125

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

UTILITIES 0.7%

Chubu Electric Power Co., Inc.	30,900	483
Chugoku Electric Power Co., Inc.	30,800	385
Electric Power Development Co. Ltd. 'C'	5,900	144
Hokuriku Electric Power Co.	21,100	166
Osaka Gas Co. Ltd.	3,500	69
Tohoku Electric Power Co., Inc.	27,600	352
Tokyo Gas Co. Ltd.	6,400	173
		1,772
Total Japan		27,648

LUXEMBOURG 0.1%

COMMUNICATION SERVICES 0.1%

Millicom International Cellular S.A.	829	50
RTL Group S.A.	1,850	101
SES S.A.	8,836	138
		289

MATERIALS 0.0%

Ternium S.A. SP - ADR	1,853	50
Total Luxembourg		339

MEXICO 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex S.A.B. de C.V. (d)	41,996	0
Total Mexico		0

NETHERLANDS 1.6%

COMMUNICATION SERVICES 0.2%

Koninklijke KPN NV	116,532	370
VEON Ltd. ADR	68,336	143
		513

CONSUMER STAPLES 0.0%

Heineken Holding NV	1,093	109
ENERGY 1.0%
Royal Dutch Shell PLC 'A'	80,118	2,518
FINANCIALS 0.1%
Aegon NV	60,527	291
ASR Nederland NV	2,712	113
		404
HEALTH CARE 0.2%

Koninklijke Philips NV	11,380	465
INDUSTRIALS 0.1%
Boskalis Westminster	2,974	77
Signify NV	3,768	101
		178
Total Netherlands		4,187

NEW ZEALAND 0.1%

MATERIALS 0.1%

Fletcher Building Ltd.	39,225	132
Total New Zealand		132
NORWAY 0.6%

COMMUNICATION SERVICES 0.1%

Telenor ASA	13,814	277

ENERGY 0.3%

Equinor ASA	39,329	862

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

FINANCIALS 0.1%

DNB ASA	5,330	98

MATERIALS 0.1%

Yara International ASA	5,677	233
Total Norway		1,470

PORTUGAL 0.2%

MATERIALS 0.0%

Navigator Co. S.A.	8,072	37

UTILITIES 0.2%

EDP - Energias de Portugal S.A.	136,874	539
Total Portugal		576

SINGAPORE 0.1%

INDUSTRIALS 0.1%

Keppel Corp. Ltd.	53,500	246
Total Singapore		246

SPAIN 2.1%

COMMUNICATION SERVICES 0.7%

Telefonica S.A.	218,886	1,834

CONSUMER STAPLES 0.0%

Distribuidora Internacional de Alimentacion S.A.	54,925	40
FINANCIALS 0.9%
Banco Santander S.A.	491,967	2,284
Mapfre S.A.	24,878	69
		2,353

INDUSTRIALS 0.3%

ACS Actividades de Construccion y Servicios S.A.	14,494	637
Obrascon Huarte Lain S.A.	44,110	56
		693

UTILITIES 0.2%

Endesa S.A.	26,030	664
Total Spain		5,584

SWEDEN 0.4%

COMMUNICATION SERVICES 0.2%

Tele2 AB 'B'	7,155	96
Telia Co. AB	88,523	399
		495
CONSUMER DISCRETIONARY 0.1%

Hennes & Mauritz AB 'B'	7,602	127

FINANCIALS 0.1%

Skandinaviska Enskilda Banken AB 'A'	13,929	121
Svenska Handelsbanken AB 'A'	9,069	96
Swedbank AB 'A'	12,053	170
		387
HEALTH CARE 0.0%

Getinge AB 'B'	9,973	116

INDUSTRIALS 0.0%

Skanska AB 'B'	2,669	48

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Total Sweden		1,173

SWITZERLAND 2.3%

COMMUNICATION SERVICES 0.1%

Swisscom AG	415	203

CONSUMER DISCRETIONARY 0.1%

Garmin Ltd.	2,137	184
Swatch Group AG	170	49
		233

CONSUMER STAPLES 0.0%

Aryzta AG (d)	22,120	30

FINANCIALS 1.3%

Baloise Holding AG	328	54
Swiss Life Holding AG	1,387	611
Swiss Re AG	12,681	1,240
Zurich Insurance Group AG	4,476	1,482
		3,387

HEALTH CARE 0.7%

Roche Holding AG	7,074	1,949

INDUSTRIALS 0.0%

ABB Ltd.	6,422	121

INFORMATION TECHNOLOGY 0.1%

TE Connectivity Ltd.	1,914	155
Total Switzerland		6,078

UNITED KINGDOM 5.7%

COMMUNICATION SERVICES 0.5%

BT Group PLC	149,416	434
Inmarsat PLC	6,904	50
Vodafone Group PLC	489,811	893
		1,377

CONSUMER DISCRETIONARY 0.4%

Berkeley Group Holdings PLC	2,437	117
Greene King PLC	5,724	50
InterContinental Hotels Group PLC	746	45
Kingfisher PLC	31,629	97
Marks & Spencer Group PLC	123,758	449
Next PLC	3,183	231
		989
CONSUMER STAPLES 0.3%

Imperial Brands PLC	6,052	207
J Sainsbury PLC	119,459	367
Tate & Lyle PLC	13,750	130
WM Morrison Supermarkets PLC	75,627	224
		928
ENERGY 1.1%

BP PLC	384,834	2,794
Noble Corp. PLC (d)	17,731	51
Petrofac Ltd.	5,790	37
		2,882
FINANCIALS 1.5%

Direct Line Insurance Group PLC	74,460	342
HSBC Holdings PLC	353,629	2,874
Legal & General Group PLC	34,476	124
Provident Financial PLC (d)	5,976	40
Quilter PLC	27,326	52

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Standard Chartered PLC	73,538	567
		3,999

HEALTH CARE 0.9%

GlaxoSmithKline PLC	113,950	2,367

INDUSTRIALS 0.3%

Aggreko PLC	4,939	51
BAE Systems PLC	16,570	104
Capita PLC (d)	43,595	71
easyJet PLC	4,463	65
Firstgroup PLC (d)	23,091	27
Royal Mail PLC	124,940	388
		706

MATERIALS 0.1%

Rio Tinto PLC	3,931	228

UTILITIES 0.6%

Centrica PLC	424,961	633
National Grid PLC	67,812	753
Severn Trent PLC	1,587	41
SSE PLC	3,107	48
		1,475
Total United Kingdom		14,951

UNITED STATES 34.6%

COMMUNICATION SERVICES 3.2%

AT&T, Inc.	83,556	2,621
CenturyLink, Inc.	52,118	625
Frontier Communications Corp. (d)	55,082	110
Omnicom Group, Inc.	686	50
Telephone & Data Systems, Inc.	3,741	115
Tribune Media Co. 'A'	696	32
Verizon Communications, Inc.	62,662	3,705
Viacom, Inc. 'B'	34,452	967
		8,225

CONSUMER DISCRETIONARY 3.5%

Abercrombie & Fitch Co. 'A'	15,147	415
American Eagle Outfitters, Inc.	3,489	77
Bed Bath & Beyond, Inc.	43,531	740
Caesars Entertainment Corp. (d)	18,339	159
Dick's Sporting Goods, Inc.	2,587	95
Dillard's, Inc. 'A'	3,317	239
Foot Locker, Inc.	1,312	80
Ford Motor Co.	89,325	784
GameStop Corp. 'A'	28,165	286
Gap, Inc.	12,659	331
General Motors Co.	31,466	1,167
GNC Holdings, Inc. 'A' (d)	38,144	104
Goodyear Tire & Rubber Co.	12,157	221
Kohl's Corp.	11,901	819
L Brands, Inc.	9,888	273
Macy's, Inc.	25,414	611
Mattel, Inc. (d)	15,852	206
Nordstrom, Inc.	7,419	329
PulteGroup, Inc.	1,737	49
Signet Jewelers Ltd.	4,607	125
Tapestry, Inc.	1,027	33
Target Corp.	20,827	1,672
Tupperware Brands Corp.	3,737	96
Visteon Corp. (d)	2,666	180
Weight Watchers International, Inc. (d)	905	18
Williams-Sonoma, Inc.	361	20
Wyndham Destinations, Inc.	502	20
		9,149
CONSUMER STAPLES 3.4%

Altria Group, Inc.	4,108	236
Archer-Daniels-Midland Co.	13,705	591
Bunge Ltd.	3,216	171
General Mills, Inc.	5,066	262
Herbalife Nutrition Ltd. (d)	3,571	189
Kroger Co.	51,950	1,278
Philip Morris International, Inc.	14,034	1,240
Procter & Gamble Co.	19,565	2,036

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Wal-Mart Stores, Inc.	28,606	2,790
		8,793

ENERGY 4.6%

Baker Hughes a GE Co.	1,833	51
Chevron Corp.	18,935	2,332
ConocoPhillips	14,702	981
CVR Energy, Inc.	804	33
Diamond Offshore Drilling, Inc. (d)	13,409	141
Exxon Mobil Corp.	56,662	4,578
Helmerich & Payne, Inc.	454	25
Hess Corp.	6,842	412
HollyFrontier Corp.	5,094	251
Marathon Oil Corp.	17,577	294
Marathon Petroleum Corp.	9,869	591
Murphy Oil Corp.	11,080	325
National Oilwell Varco, Inc.	6,964	186
Occidental Petroleum Corp.	2,045	135
Oceaneering International, Inc. (d)	6,413	101
Phillips 66	1,160	110
Rowan Cos. PLC 'A' (d)	11,530	124
Transocean Ltd.	56,214	490
Valero Energy Corp.	10,194	865
Williams Cos., Inc.	2,539	73
		12,098

FINANCIALS 6.4%

Aflac, Inc.	10,560	528
Ally Financial, Inc.	43,090	1,185
American Express Co.	10,048	1,098
American International Group, Inc.	66,751	2,874
Assurant, Inc.	1,735	165
Capital One Financial Corp.	14,561	1,189
CNO Financial Group, Inc.	8,085	131
Discover Financial Services	11,334	807
Fifth Third Bancorp	11,763	297
Franklin Resources, Inc.	9,114	302
Goldman Sachs Group, Inc.	686	132
JPMorgan Chase & Co.	19,436	1,967
LPL Financial Holdings, Inc.	512	36
Navient Corp.	36,256	419
New York Community Bancorp, Inc.	15,470	179
PNC Financial Services Group, Inc.	1,803	221
Santander Consumer USA Holdings, Inc.	12,805	271
Synchrony Financial	2,624	84
T Rowe Price Group, Inc.	872	87
Travelers Cos., Inc.	9,159	1,256
U.S. Bancorp	8,350	402
Voya Financial, Inc.	9,575	478
Wells Fargo & Co.	51,089	2,469
		16,577
HEALTH CARE 4.9%

Anthem, Inc.	4,096	1,175
Cardinal Health, Inc.	1,041	50
CVS Health Corp.	27,924	1,506
Gilead Sciences, Inc.	25,467	1,656
HCA Healthcare, Inc.	9,339	1,218
Merck & Co., Inc.	35,955	2,990
Pfizer, Inc.	96,827	4,112
Quest Diagnostics, Inc.	2,210	199
		12,906
INDUSTRIALS 2.2%

AGCO Corp.	901	63
Alaska Air Group, Inc.	910	51
American Airlines Group, Inc.	27,787	883
Arcosa, Inc.	1,328	41
Caterpillar, Inc.	1,243	168
Cummins, Inc.	1,090	172
Deere & Co.	2,948	471
Delta Air Lines, Inc.	2,214	114
Eaton Corp. PLC	1,088	88
Emerson Electric Co.	8,809	603
Fluor Corp.	3,646	134
General Electric Co.	146,807	1,467
ManpowerGroup, Inc.	397	33
Norfolk Southern Corp.	2,355	440
Pitney Bowes, Inc.	30,777	211
Ryder System, Inc.	4,053	251
Trinity Industries, Inc.	1,127	25
United Technologies Corp.	2,381	307

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

WW Grainger, Inc.	842	253
		5,775

INFORMATION TECHNOLOGY 3.4%

Avnet, Inc.	6,564	285
Booz Allen Hamilton Holding Corp.	4,894	285
Corning, Inc.	27,106	897
Intel Corp.	11,498	617
International Business Machines Corp.	30,135	4,252
Jabil, Inc.	7,167	191
KLA-Tencor Corp.	1,643	196
QUALCOMM, Inc.	8,118	463
Seagate Technology PLC	20,175	966
Symantec Corp.	6,566	151
Western Union Co.	16,993	314
Xerox Corp.	12,086	386
		9,003

MATERIALS 0.9%

Bemis Co., Inc.	1,037	57
CF Industries Holdings, Inc.	3,235	132
Domtar Corp.	3,966	197
Eastman Chemical Co.	431	33
International Paper Co.	7,099	328
LyondellBasell Industries NV 'A'	13,018	1,095
Mosaic Co.	20,675	565
		2,407

UTILITIES 2.1%

American Electric Power Co., Inc.	7,125	597
CenterPoint Energy, Inc.	10,663	327
Consolidated Edison, Inc.	7,738	656
Duke Energy Corp.	4,273	385
Entergy Corp.	8,703	832
Exelon Corp.	24,202	1,213
Pinnacle West Capital Corp.	1,737	166
PPL Corp.	10,484	333
Public Service Enterprise Group, Inc.	9,818	583
Vistra Energy Corp.	13,275	346
		5,438
Total United States		90,371
Total Common Stocks (Cost $183,886)		191,434

	PRINCIPAL
	AMOUNT
	(000s)

CONVERTIBLE BONDS & NOTES 0.0%

UNITED STATES 0.0%

INDUSTRIALS 0.0%

Caesars Entertainment Corp.
5.000% due 10/01/2024	$9	12
Total Convertible Bonds & Notes (Cost $17)		12

CORPORATE BONDS & NOTES 11.6%

AUSTRALIA 0.2%

BANKING & FINANCE 0.2%

National Australia Bank Ltd.
1.375% due 07/12/2019	400	399

INDUSTRIALS 0.0%

Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	4	4
Total Australia		403

BERMUDA 0.3%

BANKING & FINANCE 0.3%

Aircastle Ltd.
7.625% due 04/15/2020	443	463

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

5.500% due 02/15/2022		380	399
Athene Holding Ltd.
4.125% due 01/12/2028		6	5
			867

INDUSTRIALS 0.0%

VOC Escrow Ltd.
5.000% due 02/15/2028		7	7
Total Bermuda			874

BRAZIL 0.2%

INDUSTRIALS 0.0%

Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (f)(h)		46	0
Vale Overseas Ltd.
6.875% due 11/21/2036		10	12
6.250% due 08/10/2026		18	20
			32

UTILITIES 0.2%

Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	144
6.125% due 01/17/2022		$23	24
5.999% due 01/27/2028		265	269
5.750% due 02/01/2029		78	77
			514
Total Brazil			546

CANADA 0.0%

BANKING & FINANCE 0.0%

Brookfield Finance, Inc.
4.700% due 09/20/2047		28	27
3.900% due 01/25/2028		12	11
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		8	8
			46

INDUSTRIALS 0.0%

Air Canada Pass-Through Trust
3.700% due 07/15/2027		4	4
Bausch Health Cos., Inc.
6.500% due 03/15/2022		17	17
BC ULC
4.250% due 05/15/2024		36	36
Bombardier, Inc.
7.875% due 04/15/2027		20	21
			78
Total Canada			124

CAYMAN ISLANDS 0.4%

BANKING & FINANCE 0.4%

Ambac LSNI LLC
7.592% due 02/12/2023 •		85	85
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		18	19
5.125% due 10/01/2023		16	16
U.S. Capital Funding Ltd.
3.063% due 07/10/2043 •		971	874
			994
INDUSTRIALS 0.0%

Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		27	28
5.500% due 02/15/2024		11	11
4.500% due 03/15/2023		21	21
3.625% due 03/15/2021		13	13

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		2	2
			75

UTILITIES 0.0%

Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		38	38
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		89	55
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2	2
Transocean Phoenix Ltd.
7.750% due 10/15/2024		4	4
			99
Total Cayman Islands			1,168

FINLAND 0.0%

INDUSTRIALS 0.0%

Nokia Oyj
4.375% due 06/12/2027		6	6
Total Finland			6

FRANCE 0.6%

BANKING & FINANCE 0.1%

Societe Generale S.A.
7.375% due 10/04/2023 •(h)(i)		200	198

INDUSTRIALS 0.5%

Altice France S.A.
7.375% due 05/01/2026		700	688
Pernod Ricard S.A.
4.450% due 01/15/2022		530	551
			1,239
Total France			1,437

GERMANY 0.6%

BANKING & FINANCE 0.6%

Deutsche Bank AG
2.700% due 07/13/2020		26	26
3.767% (US0003M + 0.970%) due 07/13/2020 ~		28	28
4.250% due 10/14/2021		590	593
Volkswagen Bank GmbH
0.625% due 09/08/2021	EUR	700	789
			1,436
Total Germany			1,436

IRELAND 0.2%

BANKING & FINANCE 0.0%

GE Capital European Funding Unlimited Co.
2.625% due 03/15/2023		9	10

INDUSTRIALS 0.2%

Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	474
Total Ireland			484

ITALY 0.2%

BANKING & FINANCE 0.2%

UniCredit SpA
7.830% due 12/04/2023		$370	412
Total Italy			412

JAPAN 0.2%

UTILITIES 0.2%

Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		400	397

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Total Japan			397

JERSEY, CHANNEL ISLANDS 0.1%

INDUSTRIALS 0.1%

AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	300	375
Total Jersey, Channel Islands			375

LUXEMBOURG 1.0%

BANKING & FINANCE 0.3%

Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	4	4
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019		200	229
6.125% due 02/07/2022		$400	418
			651

INDUSTRIALS 0.2%

Altice Financing S.A.
5.250% due 02/15/2023	EUR	340	392
Intelsat Connect Finance S.A.
9.500% due 02/15/2023		$20	18
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025		18	18
5.500% due 08/01/2023		28	25
8.000% due 02/15/2024		34	36
8.500% due 10/15/2024		50	49
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^		54	49
			587

UTILITIES 0.5%

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	301
6.000% due 11/27/2023		300	318
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		600	602
5.999% due 01/23/2021		30	31
			1,252
Total Luxembourg			2,490

MEXICO 0.0%

INDUSTRIALS 0.0%

Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(c)		300	0
9.250% due 06/30/2020 ^«(c)		100	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	9
6.500% due 03/13/2027		40	41
			50
Total Mexico			50

NETHERLANDS 0.4%

BANKING & FINANCE 0.4%

Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(h)(i)	EUR	800	979
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)		25	33
			1,012
INDUSTRIALS 0.0%

Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		$118	113

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

1.700% due 07/19/2019		2	2
			115
Total Netherlands			1,127

NORWAY 0.0%

INDUSTRIALS 0.0%

Yara International ASA
4.750% due 06/01/2028		16	17
Total Norway			17

TURKEY 0.1%

BANKING & FINANCE 0.1%

Hazine Mustesarligi Varlik Kiralama A/S
5.800% due 02/21/2022		200	197
Total Turkey			197

UNITED KINGDOM 2.3%

BANKING & FINANCE 1.8%

Barclays Bank PLC
14.000% due 06/15/2019 •(h)	GBP	300	401
7.625% due 11/21/2022 (i)		$430	468
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	225	255
7.750% due 09/15/2023 •(h)(i)		$200	200
FCE Bank PLC
1.875% due 06/24/2021	EUR	100	113
HSBC Holdings PLC
3.600% due 05/25/2023		$200	204
6.000% due 09/29/2023 •(h)(i)	EUR	320	401
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(h)(i)	GBP	200	287
7.625% due 06/27/2023 •(h)(i)		200	276
7.500% due 09/27/2025 •(h)(i)		$200	203
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(h)(i)		360	368
2.500% due 03/22/2023	EUR	350	411
Santander UK Group Holdings PLC
4.750% due 09/15/2025		$460	458
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	398	637
Unique Pub Finance Co. PLC
5.659% due 06/30/2027		42	61
			4,743
INDUSTRIALS 0.5%

EI Group PLC
6.875% due 02/15/2021		200	279
Imperial Brands Finance PLC
3.750% due 07/21/2022		$400	406
Marston's Issuer PLC
5.641% due 07/15/2035 •	GBP	200	213
Mitchells & Butlers Finance PLC
1.295% (BP0003M + 0.450%) due 12/15/2030 ~		127	155
Spirit Issuer PLC
3.533% (BP0003M + 2.700%) due 12/28/2031 ~		22	28
3.608% (BP0003M + 2.775%) due 03/28/2025 ~		90	117
			1,198
Total United Kingdom			5,941

UNITED STATES 4.8%

BANKING & FINANCE 2.1%

Ally Financial, Inc.
4.250% due 04/15/2021		$200	203
3.750% due 11/18/2019		2	2
American International Group, Inc.
5.750% due 04/01/2048 •		16	16
American Tower Corp.
3.000% due 06/15/2023		12	12
5.900% due 11/01/2021		150	161
Assurant, Inc.
4.200% due 09/27/2023		8	8
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		2	2
4.350% due 04/20/2028		18	18

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

5.000% due 04/20/2048	10	10
Bank of America Corp.
5.875% due 03/15/2028 •(h)	337	342
BGC Partners, Inc.
5.375% due 07/24/2023	4	4
Boston Properties LP
3.200% due 01/15/2025	5	5
Brighthouse Financial, Inc.
3.700% due 06/22/2027	12	11
Brixmor Operating Partnership LP
3.786% (US0003M + 1.050%) due 02/01/2022 ~	18	18
Cantor Fitzgerald LP
7.875% due 10/15/2019	280	287
CBL & Associates LP
5.950% due 12/15/2026	17	12
CIT Group, Inc.
4.125% due 03/09/2021	8	8
Citigroup, Inc.
3.731% (US0003M + 0.960%) due 04/25/2022 ~	1	1
3.783% (US0003M + 1.100%) due 05/17/2024 ~	20	20
3.729% (US0003M + 0.950%) due 07/24/2023 ~	13	13
Crown Castle International Corp.
3.650% due 09/01/2027	20	20
CTR Partnership LP
5.250% due 06/01/2025	12	12
Digital Realty Trust LP
3.700% due 08/15/2027	2	2
EPR Properties
4.950% due 04/15/2028	2	2
4.750% due 12/15/2026	2	2
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	82	84
6.500% due 10/01/2025	30	30
GLP Capital LP
5.250% due 06/01/2025	7	7
5.300% due 01/15/2029	21	22
Howard Hughes Corp.
5.375% due 03/15/2025	25	25
Hudson Pacific Properties LP
3.950% due 11/01/2027	5	5
Hunt Cos., Inc.
6.250% due 02/15/2026	2	2
International Lease Finance Corp.
6.250% due 05/15/2019	1,110	1,114
iStar, Inc.
4.625% due 09/15/2020	2	2
5.250% due 09/15/2022	3	3
JPMorgan Chase & Co.
3.671% (US0003M + 0.900%) due 04/25/2023 ~	180	181
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	10	10
Life Storage LP
3.875% due 12/15/2027	4	4
LoanCore Capital Markets LLC
6.875% due 06/01/2020	370	371
MetLife, Inc.
5.875% due 03/15/2028 •(h)	2	2
Navient Corp.
8.000% due 03/25/2020	600	625
6.500% due 06/15/2022	66	69
Newmark Group, Inc.
6.125% due 11/15/2023	8	8
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	6	6
Physicians Realty LP
3.950% due 01/15/2028	8	8
Provident Funding Associates LP
6.375% due 06/15/2025	4	4
Santander Holdings USA, Inc.
4.400% due 07/13/2027	7	7
3.400% due 01/18/2023	8	8
3.700% due 03/28/2022	6	6
4.450% due 12/03/2021	13	13
SL Green Operating Partnership LP
3.250% due 10/15/2022	2	2
Springleaf Finance Corp.
8.250% due 12/15/2020	980	1,055
5.625% due 03/15/2023	200	203
6.875% due 03/15/2025	16	17
6.125% due 05/15/2022	292	304
Starwood Property Trust, Inc.
4.750% due 03/15/2025	10	10
STORE Capital Corp.
4.500% due 03/15/2028	6	6
4.625% due 03/15/2029	2	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

UDR, Inc.
4.625% due 01/10/2022	2	2
3.500% due 01/15/2028	6	6
VEREIT Operating Partnership LP
3.950% due 08/15/2027	8	8
Vornado Realty LP
3.500% due 01/15/2025	4	4
Wells Fargo & Co.
3.974% (US0003M + 1.230%) due 10/31/2023 ~	98	100
Welltower, Inc.
4.250% due 04/15/2028	4	4
3.950% due 09/01/2023	10	10
WeWork Cos., Inc.
7.875% due 05/01/2025	10	9
		5,549

INDUSTRIALS 2.1%

AbbVie, Inc.
3.375% due 11/14/2021	26	26
American Airlines Pass-Through Trust
3.350% due 04/15/2031	10	10
Andeavor Logistics LP
3.500% due 12/01/2022	2	2
4.250% due 12/01/2027	2	2
Arrow Electronics, Inc.
3.250% due 09/08/2024	4	4
Bausch Health Americas, Inc.
8.500% due 01/31/2027	4	4
Broadcom Corp.
3.000% due 01/15/2022	68	68
3.625% due 01/15/2024	8	8
3.875% due 01/15/2027	20	19
Campbell Soup Co.
3.115% (US0003M + 0.500%) due 03/16/2020 ~	20	20
3.241% (US0003M + 0.630%) due 03/15/2021 ~	10	10
Charter Communications Operating LLC
4.200% due 03/15/2028	15	15
4.386% (US0003M + 1.650%) due 02/01/2024 ~	78	78
Cigna Corp.
2.965% (US0003M + 0.350%) due 03/17/2020 ~	40	40
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	37	38
9.250% due 02/15/2024	48	51
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	4	4
Comcast Corp.
3.417% (US0003M + 0.630%) due 04/15/2024 ~	20	20
CommScope Finance LLC
8.250% due 03/01/2027	2	2
5.500% due 03/01/2024	10	10
Community Health Systems, Inc.
6.250% due 03/31/2023	207	195
5.125% due 08/01/2021	157	155
8.625% due 01/15/2024	87	87
8.000% due 03/15/2026	46	44
CVS Pass-Through Trust
8.353% due 07/10/2031	484	598
DAE Funding LLC
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	20	20
4.000% due 08/01/2020	102	103
Diamond Resorts International, Inc.
7.750% due 09/01/2023	109	109
Discovery Communications LLC
2.950% due 03/20/2023	5	5
3.950% due 03/20/2028	4	4
DISH DBS Corp.
7.875% due 09/01/2019	165	168
EMC Corp.
2.650% due 06/01/2020	370	367
Energy Transfer Operating LP
4.200% due 09/15/2023	4	4
EQT Corp.
3.362% (US0003M + 0.770%) due 10/01/2020 ~	11	11
Equifax, Inc.
3.600% due 08/15/2021	4	4
3.554% (US0003M + 0.870%) due 08/15/2021 ~	12	12
Exela Intermediate LLC
10.000% due 07/15/2023	16	16
General Electric Co.
5.000% due 01/21/2021 •(h)	180	168
5.550% due 05/04/2020	8	8
3.100% due 01/09/2023	14	14
2.200% due 01/09/2020	7	7
5.550% due 01/05/2026	41	44

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

6.150% due 08/07/2037	1	1
6.875% due 01/10/2039	8	10
General Mills, Inc.
3.319% (US0003M + 0.540%) due 04/16/2021 ~	17	17
HCA, Inc.
5.875% due 03/15/2022	360	387
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026	10	10
Huntsman International LLC
4.500% due 05/01/2029	4	4
Hyundai Capital America
3.415% due 09/18/2020 •	20	20
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(c)	29	21
9.000% due 12/15/2019 ^(c)	124	89
9.000% due 09/15/2022 ^(c)	403	288
10.625% due 03/15/2023 ^(c)	4	3
11.250% due 03/01/2021 ^(c)	60	41
Incitec Pivot Finance LLC
6.000% due 12/10/2019	2	2
Kraft Heinz Foods Co.
3.500% due 07/15/2022	10	10
Micron Technology, Inc.
5.327% due 02/06/2029	8	8
Molson Coors Brewing Co.
2.100% due 07/15/2021	300	294
NetApp, Inc.
3.300% due 09/29/2024	3	3
ONEOK Partners LP
3.375% due 10/01/2022	3	3
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	27	26
Par Pharmaceutical, Inc.
7.500% due 04/01/2027	14	14
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	270	271
PetSmart, Inc.
5.875% due 06/01/2025	16	14
Radiate Holdco LLC
6.875% due 02/15/2023	10	10
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	200	205
Sunoco LP
4.875% due 01/15/2023	6	6
Tech Data Corp.
3.700% due 02/15/2022	5	5
4.950% due 02/15/2027	6	6
Tenet Healthcare Corp.
4.625% due 07/15/2024	34	34
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~	40	40
Time Warner Cable LLC
5.000% due 02/01/2020	600	610
Topaz Solar Farms LLC
5.750% due 09/30/2039	84	88
4.875% due 09/30/2039	12	11
Triumph Group, Inc.
4.875% due 04/01/2021	2	2
5.250% due 06/01/2022	4	4
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~	8	8
Univision Communications, Inc.
5.125% due 02/15/2025	118	111
5.125% due 05/15/2023	106	101
ViaSat, Inc.
5.625% due 09/15/2025	8	8
5.625% due 04/15/2027	7	7
VMware, Inc.
2.300% due 08/21/2020	6	6
2.950% due 08/21/2022	12	12
3.900% due 08/21/2027	10	10
Wabtec Corp.
3.911% (US0003M + 1.300%) due 09/15/2021 ~	12	12
Western Digital Corp.
4.750% due 02/15/2026	40	38
Wyndham Destinations, Inc.
5.750% due 04/01/2027	6	6
5.400% due 04/01/2024	5	5
3.900% due 03/01/2023	2	2
		5,467
UTILITIES 0.6%

AT&T, Inc.
3.737% (US0003M + 0.950%) due 07/15/2021 ~	85	86
4.900% due 08/15/2037	50	51

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

4.350% due 03/01/2029		23	24
4.850% due 03/01/2039		8	8
Enable Midstream Partners LP
4.950% due 05/15/2028		8	8
FirstEnergy Corp.
2.850% due 07/15/2022		410	407
Frontier Communications Corp.
8.000% due 04/01/2027		10	10
ITC Holdings Corp.
2.700% due 11/15/2022		4	4
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(c)		35	32
3.750% due 08/15/2042 ^(c)		2	2
2.450% due 08/15/2022 ^(c)		45	40
2.950% due 03/01/2026 ^(c)		53	47
4.250% due 05/15/2021 ^(c)		12	11
3.250% due 09/15/2021 ^(c)		20	18
6.050% due 03/01/2034 ^(c)		8	8
5.800% due 03/01/2037 ^(c)		2	2
6.250% due 03/01/2039 ^(c)		10	10
4.500% due 12/15/2041 ^(c)		2	2
3.250% due 06/15/2023 ^(c)		23	21
3.850% due 11/15/2023 ^(c)		3	3
5.125% due 11/15/2043 ^(c)		18	16
3.750% due 02/15/2024 ^(c)		41	37
3.400% due 08/15/2024 ^(c)		35	32
3.500% due 06/15/2025 ^(c)		19	17
4.000% due 12/01/2046 ^(c)		2	2
3.300% due 03/15/2027 ^(c)		20	18
6.350% due 02/15/2038 ^(c)		1	1
Southern California Edison Co.
6.650% due 04/01/2029		2	2
5.750% due 04/01/2035		2	2
Sprint Communications, Inc.
7.000% due 08/15/2020		610	631
Sprint Corp.
7.625% due 03/01/2026		7	7
Verizon Communications, Inc.
5.250% due 03/16/2037		20	23
			1,582
Total United States			12,598

VENEZUELA 0.0%

INDUSTRIALS 0.0%

Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(c)		300	70
6.000% due 05/16/2024 ^(c)		20	4
9.750% due 05/17/2035 ^(c)		20	6
			80
Total Venezuela			80
Total Corporate Bonds & Notes (Cost $30,302)			30,162

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%

UNITED KINGDOM 0.9%

Eurosail PLC
1.543% due 09/13/2045 •	GBP	553	689
1.793% due 06/13/2045 •		907	1,171
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	329	338
Juno Eclipse Ltd.
0.000% due 11/20/2022 •		160	179
Total United Kingdom			2,377

UNITED STATES 3.0%

Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$38	38
6.000% due 07/25/2046 ^		89	79
Banc of America Funding Trust
4.622% due 05/20/2036 ^~		15	15
Banc of America Mortgage Trust
4.273% due 11/20/2046 ^~		9	8
6.000% due 10/25/2036 ^		20	19
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø		95	90
Chase Mortgage Finance Trust
4.062% due 09/25/2036 ^~		45	42
Countrywide Alternative Loan Trust
3.186% due 10/25/2037 ^•		4,640	1,417

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

6.000% due 06/25/2036 ^	134	113
6.000% due 02/25/2037 ^	71	46
6.250% due 12/25/2036 ^•	29	21
Countrywide Home Loan Mortgage Pass-Through Trust
2.986% due 07/25/2037 ^•	20	11
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036 ^	44	40
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
6.000% due 11/25/2035 ^	352	181
Credit Suisse Mortgage Capital Certificates
3.825% due 12/29/2037 ~	187	156
First Horizon Alternative Mortgage Securities Trust
4.173% due 06/25/2036 ^~	352	324
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	10	9
JPMorgan Alternative Loan Trust
5.660% due 05/26/2037 ~	82	69
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	106	77
Merrill Lynch Mortgage Investors Trust
4.373% due 03/25/2036 ^~	16	12
OBX Trust
3.336% due 04/25/2048 •	632	630
Residential Accredit Loans, Inc. Trust
3.286% due 10/25/2045 •	92	84
5.500% due 03/25/2037 ^	471	424
6.250% due 03/25/2037 ^	36	32
Structured Adjustable Rate Mortgage Loan Trust
4.074% due 10/25/2036 ^~	1,987	1,595
Wells Fargo Alternative Loan Trust
4.588% due 07/25/2037 ^~	1,084	1,014
Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	1,156	1,178
Total United States		7,724
Total Non-Agency Mortgage-Backed Securities (Cost $11,002)		10,101

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%

California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	476	502
Total California		502

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	16
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	150	147
Total Illinois		169

MICHIGAN 0.1%

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	205	204
Total Michigan		204

PUERTO RICO 0.1%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2001
5.125% due 07/01/2031 ^(c)	30	20
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(c)	5	3
5.250% due 07/01/2037 ^(c)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(c)	20	13
5.700% due 07/01/2023 ^(c)	10	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
6.000% due 07/01/2039 ^(c)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)	10	6
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)	120	63
5.125% due 07/01/2037 ^(c)	10	5
5.500% due 07/01/2039 ^(c)	125	66
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(c)	10	5

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.125% due 07/01/2040 ^(c)	100	70
Total Puerto Rico		264

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	380	368
Total Virginia		368

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	355	355
Total West Virginia		355
Total Municipal Bonds & Notes (Cost $1,565)		1,862

	SHARES

PREFERRED STOCKS 0.6%

GERMANY 0.5%

INDUSTRIALS 0.5%

Schaeffler AG	5,524	45
Volkswagen AG	8,259	1,302
		1,347
Total Germany		1,347

UNITED KINGDOM 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% ~	1,130	214
Total United Kingdom		214
Total Preferred Stocks (Cost $1,463)		1,561

REAL ESTATE INVESTMENT TRUSTS 0.5%

CANADA 0.1%

REAL ESTATE 0.1%

Artis Real Estate Investment Trust	9,953	83
Cominar Real Estate Investment Trust	16,451	145
Dream Office Real Estate Investment Trust	5,294	98
		326
Total Canada		326

UNITED KINGDOM 0.0%

REAL ESTATE 0.0%

Intu Properties PLC	34,929	49
Total United Kingdom		49

UNITED STATES 0.4%

FINANCIALS 0.1%

Annaly Capital Management, Inc.	15,996	160

REAL ESTATE 0.3%

CoreCivic, Inc.	10,053	195
Hospitality Properties Trust	4,323	114

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

VICI Properties, Inc.	26,432	578
		887
Total United States		1,047
Total Real Estate Investment Trusts (Cost $1,298)		1,422

	PRINCIPAL AMOUNT (000s)

SOVEREIGN ISSUES 1.1%

ARGENTINA 0.4%

Argentina Government International Bond
3.380% due 12/31/2038 Ø	EUR	135	86
3.750% due 12/31/2038 Ø		$22	13
4.625% due 01/11/2023		130	107
5.625% due 01/26/2022		15	13
6.875% due 01/11/2048		70	52
7.125% due 07/06/2036		150	116
7.820% due 12/31/2033	EUR	227	222
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	400	9
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		2,600	58
49.153% (BADLARPP) due 10/04/2022 ~		28	1
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		12,989	334
Total Argentina			1,011

GREECE 0.1%

Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	200	225
Total Greece			225

KUWAIT 0.2%

Kuwait International Government Bond
3.500% due 03/20/2027		$385	394
Total Kuwait			394

PERU 0.1%

Peru Government International Bond
5.940% due 02/12/2029	PEN	140	45
6.150% due 08/12/2032		260	82
6.350% due 08/12/2028		24	8
6.900% due 08/12/2037		7	2
6.950% due 08/12/2031		100	34
Total Peru			171

SAUDI ARABIA 0.2%

Saudi Government International Bond
2.875% due 03/04/2023		$200	198
4.500% due 10/26/2046		200	196
4.625% due 10/04/2047		200	198
Total Saudi Arabia			592

SPAIN 0.0%

Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	61
Total Spain			61

TURKEY 0.1%

Turkey Government International Bond
4.625% due 03/31/2025		100	109
7.250% due 12/23/2023		$200	202
Total Turkey			311

VENEZUELA 0.0%

Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		125	36
7.000% due 03/31/2038 ^(c)		2	1
7.650% due 04/21/2025 ^(c)		3	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

9.250% due 09/15/2027 ^(c)		44	14
Total Venezuela			52
Total Sovereign Issues (Cost $3,408)			2,817

U.S. GOVERNMENT AGENCIES 5.2%

UNITED STATES 5.2%

Fannie Mae
3.000% due 11/01/2029		24	24
Fannie Mae, TBA
3.000% due 06/01/2040 - 05/01/2049		1,500	1,492
4.000% due 05/01/2049		9,700	9,971
Freddie Mac, TBA
3.000% due 04/01/2049		2,000	1,992
Total U.S. Government Agencies (Cost $13,432)			13,479

U.S. TREASURY OBLIGATIONS 6.2%

UNITED STATES 6.2%

U.S. Treasury Bonds
2.875% due 11/15/2046		1,000	1,015
3.000% due 02/15/2049		1,550	1,609
U.S. Treasury Inflation Protected Securities (g)
0.750% due 07/15/2028		501	513
U.S. Treasury Notes
1.875% due 08/31/2024		200	196
2.000% due 06/30/2024 (l)		2,800	2,765
2.000% due 11/15/2026		760	742
2.125% due 07/31/2024		400	397
2.250% due 10/31/2024		2,600	2,598
2.250% due 11/15/2024		300	300
2.250% due 02/15/2027		500	497
2.500% due 01/31/2025		3,200	3,239
2.625% due 01/31/2026 (l)		1,800	1,836
2.750% due 02/15/2028		400	412
Total U.S. Treasury Obligations (Cost $15,918)			16,119

SHORT-TERM INSTRUMENTS 0.5%

CERTIFICATES OF DEPOSIT 0.1%

Barclays Bank PLC
3.171% (US0003M + 0.400%) due 10/25/2019 ~		122	122

REPURCHASE AGREEMENTS (k) 0.3%
			884

ARGENTINA TREASURY BILLS 0.1%

44.548% due 04/12/2019 - 02/28/2020 (e)(f)	ARS	13,314	339
Total Argentina Treasury Bills (Cost $380)			339
Total Short-Term Instruments (Cost $1,386)			1,345
Total Investments in Securities (Cost $275,897)			283,001

	SHARES

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	11,667	115
Total Short-Term Instruments (Cost $115)		115
Total Investments in Affiliates (Cost $115)		115
Total Investments 108.4% (Cost $276,012)		$283,116
Financial Derivative Instruments (m)(n) 0.0%(Cost or Premiums, net $(355))		83
Other Assets and Liabilities, net (8.4)%		(22,100)
Net Assets 100.0%		$261,099

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/26/2017	$8	$46	0.02%
Eneva S.A.	12/21/2017 – 03/25/2019	4	4	0.00
		$12	$50	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$884	U.S. Treasury Notes 1.125% due 06/30/2021	$(906)	$884	$884
Total Repurchase Agreements						$(906)	$884	$884

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	2.630%	03/28/2019	04/04/2019	$(693)	$(693)
GRE	2.900	03/27/2019	04/03/2019	(2,626)	(2,627)
JPS	2.630	02/05/2019	05/06/2019	(1,293)	(1,299)
RCY	2.700	03/26/2019	04/04/2019	(1,929)	(1,929)
SCX	2.640	03/07/2019	04/25/2019	(731)	(733)
	2.650	03/19/2019	04/05/2019	(4,289)	(4,293)
	2.680	02/20/2019	04/18/2019	(693)	(695)
Total Reverse Repurchase Agreements					$(12,269)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	2.630%	03/11/2019	04/17/2019	$(3,534)	$(3,539)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

	2.640	03/11/2019	04/23/2019	(1,819)	(1,822)
Total Sale-Buyback Transactions					$(5,361)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
United States (0.2)%
Fannie Mae, TBA	3.500%	05/01/2049	$500	$(507)	$(507)
Total Short Sales (0.2)%				$(507)	$(507)

(l)	Securities with an aggregate market value of $17,671 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(16,986) at a weighted average interest rate of 2.381%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	$110.500	05/24/2019	75	$75	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June 2019 Futures	113.500	05/24/2019	40	40	0	0
Total Purchased Options					$1	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2019	2	$197	$4	$1	$(1)
U.S. Treasury 10-Year Note June Futures	06/2019	159	19,751	249	0	(45)
				$253	$1	$(46)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2019	27	$(3,127)	$(26)	$6	$0
United Kingdom Long Gilt June Futures	06/2019	19	(3,201)	(52)	1	(2)
				$(78)	$7	$(2)
Total Futures Contracts				$175	$8	$(48)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$515	$(34)	$(3)	$(37)	$0	$(1)
CDX.HY-31 5-Year Index	(5.000)	Quarterly	12/20/2023	98	(5)	(2)	(7)	0	0
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	2,350	(41)	(6)	(47)	0	(2)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	100	(2)	0	(2)	0	0
					$(82)	$(11)	$(93)	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$300	$(10)	$(1)	$(11)	$1	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023		$700	$(14)	$33	$19	$0	$(2)
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		1,900	(69)	(13)	(82)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	108	(79)	29	13	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,000	38	(20)	18	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		1,850	6	(173)	(167)	6	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(2)	1	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	175	50	225	2	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(1)	(4)	(5)	0	0
Receive (5)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029	EUR	800	(7)	(11)	(18)	3	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	1,793	(13)	(47)	(60)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	20,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		140,000	10	(39)	(29)	0	(3)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,250,000	(61)	(356)	(417)	0	(30)
Receive	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		20,000	0	(6)	(6)	0	(1)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		40,000	0	(11)	(11)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		40,000	(1)	(12)	(13)	0	(1)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	700	(2)	0	(2)	0	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,000	(1)	(2)	(3)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		2,500	(8)	2	(6)	0	(1)
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		600	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		500	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		500	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022		32,100	(5)	48	43	6	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		21,200	10	(8)	2	0	(4)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	(2)	0	(2)	0	(1)
Pay	28-Day MXN-TIIE	7.800	Lunar	02/06/2023		3,400	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	(1)	1	0	0	(1)
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	(4)	1	(3)	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	(4)	(19)	(23)	0	(1)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	(15)	(66)	(81)	0	(3)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	13	(146)	(133)	0	(6)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	0	1	1	0	(1)
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	0	(1)	(1)	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	(1)	(2)	(3)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	0	(5)	(5)	0	(1)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	0	0	0	1	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(6)	7	1	2	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	1	1	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	0	0	1	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	1	1	2	0	0
							$145	$(889)	$(744)	$42	$(59)
Total Swap Agreements							$53	$(901)	$(848)	$43	$(62)

Cash of $83 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019	MXN	4,505		$234	$3	$0
	04/2019	RUB	15,438		236	1	0
	04/2019		$4,952	EUR	4,400	0	(16)
	04/2019		504	RUB	33,339	3	0
	05/2019	EUR	4,400		$4,965	16	0
	06/2019	MXN	6,867		347	0	(2)
	06/2019		$234	RUB	15,439	0	(1)
BPS	04/2019	ARS	206		$5	0	0
	04/2019	PEN	425		127	0	(1)
	04/2019		$5	ARS	206	0	0
	04/2019		82	AUD	115	0	0
	04/2019		128	PEN	425	0	0
	04/2019		234	RUB	15,439	1	0
	04/2019		630	TRY	3,429	0	(27)
	05/2019	ARS	206		$4	0	0
	05/2019	TRY	88		15	0	0
	06/2019		$397	INR	28,672	12	0
	08/2019	PEN	425		$127	0	0
	08/2019		$146	MXN	2,854	0	(2)
BRC	04/2019	JPY	117,751		$1,065	3	0
CBK	04/2019	BRL	559		144	1	0
	04/2019	EUR	29		33	0	0
	04/2019	GBP	4,517		5,951	67	0
	04/2019	MXN	18,648		968	10	0
	04/2019	TRY	81		14	0	0
	04/2019		$145	BRL	559	0	(2)
	04/2019		185	GBP	139	0	(4)
	04/2019		1,209	JPY	133,351	0	(6)
	05/2019	BRL	559		$144	2	0
	05/2019	JPY	133,351		1,212	5	0
	05/2019		$37	EUR	33	0	0
	05/2019		924	RUB	61,442	6	0
	06/2019		958	MXN	18,648	0	(10)
	08/2019	MXN	2,854		$145	1	0
FBF	04/2019	ARS	1,134		29	2	0
	04/2019		$26	ARS	1,134	0	0
GLM	04/2019	AUD	2,089		$1,494	10	0
	04/2019		$1,400	AUD	1,974	2	0
	05/2019	AUD	1,974		$1,400	0	(2)
	05/2019	NZD	1,133		774	2	0
	05/2019		$75	MXN	1,442	0	(1)
	07/2019		5	ARS	219	0	0
HUS	04/2019	MXN	3,802		$197	2	0
	04/2019		$24	ARS	1,090	0	0
	05/2019		9		412	0	0
JPM	04/2019	BRL	559		$149	6	0
	04/2019	EUR	4,371		4,989	86	0
	04/2019	JPY	15,600		140	0	(1)
	04/2019	TRY	93		17	0	0
	04/2019		$144	BRL	559	0	(1)
	04/2019		1,395	MXN	26,955	0	(9)
MSB	05/2019	ARS	1,241		$29	2	0
	05/2019	TRY	88		15	0	0
NGF	04/2019	ARS	928		21	0	0
	04/2019		$21	ARS	928	0	0
	05/2019	ARS	928		$20	0	0
SCX	04/2019		$5,796	GBP	4,378	0	(94)
	05/2019	GBP	4,378		$5,805	94	0
Total Forward Foreign Currency Contracts						$337	$(179)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
SAL	Put - OTC Fannie Mae 4.000% due 05/01/2049	$75.000	05/06/2019	2,000	$0	$0
	Put - OTC Fannie Mae 4.000% due 05/01/2049	77.000	05/06/2019	3,600	0	0
	Put - OTC Fannie Mae, 3.000% due 05/01/2049	73.000	05/06/2019	1,500	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Put - OTC Fannie Mae, TBA 4.000% due 05/01/2049	77.000	05/06/2019	3,000	0	0
Total Purchased Options				$0	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BPS	Put - OTC CDX.HY-31 5-Year Index	Sell	100.000%	06/19/2019	400	$(2)	$(1)
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	100	0	0
CBK	Put - OTC CDX.HY-31 5-Year Index	Sell	100.000	04/17/2019	100	0	0
	Put - OTC CDX.HY-31 5-Year Index	Sell	101.000	05/15/2019	200	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	05/15/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	06/19/2019	800	(1)	0
FBF	Put - OTC CDX.HY-31 5-Year Index	Sell	101.000	04/17/2019	100	0	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	0.900	06/19/2019	1,200	(1)	(1)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	200	0	0
	Put - OTC iTraxx Europe 30 5-Year Index	Sell	2.400	09/18/2019	200	(1)	0
Total Written Options						$(6)	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	1.202%	$100	$(1)	$0	$0	$(1)
	Argentine Republic Government
CBK	International Bond	5.000	Quarterly	06/20/2023	7.850	4	0	0	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.347	245	(8)	5	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	300	(11)	0	0	(11)
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2024	1.202	40	(1)	1	0	0
	Argentine Republic Government
DUB	International Bond	5.000	Quarterly	12/20/2022	7.926	250	29	(51)	0	(22)
	Colombia Government International
GST	Bond	1.000	Quarterly	12/20/2023	0.973	50	(1)	1	0	0
	Mexico Government International
	Bond	1.000	Quarterly	06/20/2023	0.955	100	(1)	1	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.116	200	(37)	36	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.609	200	0	1	1	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.614	200	(7)	2	0	(5)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.751	400	(12)	(2)	0	(14)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.092	400	(6)	5	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.202	600	(9)	3	0	(6)
	South Africa Government
JPM	International Bond	1.000	Quarterly	06/20/2023	1.710	100	(5)	2	0	(3)
	South Africa Government
MYC	International Bond	1.000	Quarterly	12/20/2022	1.603	400	(8)	0	0	(8)
							$(78)	$4	$1	$(75)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$2,300	$(128)	$148	$20	$0
FBF	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	600	(24)	29	5	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,000	(85)	106	21	0
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,600	(88)	102	14	0
						$(325)	$385	$60	$0
Total Swap Agreements						$(403)	$389	$61	$(75)

**	Notional Amount represents the number of contracts.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$1,300	$0	$1,300
United States	0	8,729	0	8,729
Loan Participations and Assignments
Canada	0	4	0	4
Luxembourg	0	27	0	27
United Arab Emirates	0	94	0	94
United States	0	2,428	105	2,533
Common Stocks
Australia
Communication Services	0	729	0	729
Consumer Discretionary	0	199	0	199
Consumer Staples	33	859	0	892
Energy	0	435	0	435
Financials	0	3,080	0	3,080
Health Care	0	176	0	176
Industrials	0	58	0	58
Materials	0	686	0	686
Austria
Energy	0	186	0	186
Financials	0	84	0	84
Materials	0	127	0	127
Belgium
Communication Services	0	225	0	225
Financials	0	410	0	410
Industrials	0	122	0	122
Bermuda
Financials	50	0	0	50
Brazil
Energy	0	0	47	47
Utilities	1	3	0	4
Canada
Communication Services	123	0	0	123
Consumer Discretionary	113	0	0	113
Energy	558	0	0	558
Financials	1,949	0	0	1,949
Industrials	201	0	0	201
Utilities	569	0	0	569
Denmark
Industrials	0	191	0	191
Finland
Financials	0	190	0	190
Materials	0	128	0	128
Utilities	0	190	0	190
France
Communication Services	0	2,239	0	2,239
Consumer Discretionary	0	372	0	372
Consumer Staples	1,326	0	0	1,326
Energy	0	1,000	0	1,000
Financials	0	3,258	0	3,258
Health Care	0	2,577	0	2,577
Industrials	0	1,051	0	1,051
Utilities	0	1,172	0	1,172
Germany
Communication Services	0	99	0	99
Consumer Discretionary	75	2,661	0	2,736
Consumer Staples	0	98	0	98
Financials	0	1,489	0	1,489
Health Care	0	601	0	601
Industrials	0	785	0	785
Materials	0	1,370	0	1,370
Utilities	172	180	0	352
Hong Kong
Consumer Discretionary	0	447	0	447
Industrials	0	25	0	25
Real Estate	0	1,047	0	1,047

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Israel
Communication Services	0	125	0	125
Financials	0	24	0	24
Materials	0	288	0	288
Italy
Energy	0	1,615	0	1,615
Financials	0	1,377	0	1,377
Utilities	0	1,484	0	1,484
Japan
Communication Services	0	1,592	0	1,592
Consumer Discretionary	0	5,466	0	5,466
Consumer Staples	0	1,154	0	1,154
Energy	0	427	0	427
Financials	0	5,817	0	5,817
Health Care	0	1,404	0	1,404
Industrials	0	4,375	0	4,375
Information Technology	0	4,413	0	4,413
Materials	0	1,103	0	1,103
Real Estate	0	125	0	125
Utilities	0	1,772	0	1,772
Luxembourg
Communication Services	188	101	0	289
Materials	50	0	0	50
Netherlands
Communication Services	143	370	0	513
Consumer Staples	0	109	0	109
Energy	0	2,518	0	2,518
Financials	0	404	0	404
Health Care	0	465	0	465
Industrials	101	77	0	178
New Zealand
Materials	0	132	0	132
Norway
Communication Services	0	277	0	277
Energy	0	862	0	862
Financials	0	98	0	98
Materials	0	233	0	233
Portugal
Materials	0	37	0	37
Utilities	0	539	0	539
Singapore
Industrials	0	246	0	246
Spain
Communication Services	0	1,834	0	1,834
Consumer Staples	0	40	0	40
Financials	0	2,353	0	2,353
Industrials	0	693	0	693
Utilities	0	664	0	664
Sweden
Communication Services	0	495	0	495
Consumer Discretionary	0	127	0	127
Financials	0	387	0	387
Health Care	0	116	0	116
Industrials	0	48	0	48
Switzerland
Communication Services	0	203	0	203
Consumer Discretionary	184	49	0	233
Consumer Staples	0	30	0	30
Financials	0	3,387	0	3,387
Health Care	0	1,949	0	1,949
Industrials	0	121	0	121
Information Technology	155	0	0	155
United Kingdom
Communication Services	0	1,377	0	1,377
Consumer Discretionary	0	989	0	989
Consumer Staples	0	928	0	928
Energy	51	2,831	0	2,882
Financials	0	3,999	0	3,999
Health Care	0	2,367	0	2,367
Industrials	27	679	0	706
Materials	0	228	0	228
Utilities	0	1,475	0	1,475
United States
Communication Services	8,225	0	0	8,225
Consumer Discretionary	9,149	0	0	9,149
Consumer Staples	8,793	0	0	8,793
Energy	12,098	0	0	12,098
Financials	16,577	0	0	16,577
Health Care	12,906	0	0	12,906
Industrials	5,775	0	0	5,775
Information Technology	9,003	0	0	9,003
Materials	2,407	0	0	2,407
Utilities	5,438	0	0	5,438
Convertible Bonds & Notes
United States
Industrials	0	12	0	12

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Corporate Bonds & Notes
Australia
Banking & Finance	0	399	0	399
Industrials	0	4	0	4
Bermuda
Banking & Finance	0	867	0	867
Industrials	0	7	0	7
Brazil
Industrials	0	32	0	32
Utilities	0	514	0	514
Canada
Banking & Finance	0	46	0	46
Industrials	0	78	0	78
Cayman Islands
Banking & Finance	0	994	0	994
Industrials	0	75	0	75
Utilities	0	99	0	99
Finland
Industrials	0	6	0	6
France
Banking & Finance	0	198	0	198
Industrials	0	1,239	0	1,239
Germany
Banking & Finance	0	1,436	0	1,436
Ireland
Banking & Finance	0	10	0	10
Industrials	0	474	0	474
Italy
Banking & Finance	0	412	0	412
Japan
Utilities	0	397	0	397
Jersey, Channel Islands
Industrials	0	375	0	375
Luxembourg
Banking & Finance	0	651	0	651
Industrials	0	587	0	587
Utilities	0	1,252	0	1,252
Mexico
Industrials	0	50	0	50
Netherlands
Banking & Finance	0	1,012	0	1,012
Industrials	0	115	0	115
Norway
Industrials	0	17	0	17
Turkey
Banking & Finance	0	197	0	197
United Kingdom
Banking & Finance	0	4,743	0	4,743
Industrials	0	1,198	0	1,198
United States
Banking & Finance	0	5,549	0	5,549
Industrials	0	5,467	0	5,467
Utilities	0	1,582	0	1,582
Venezuela
Industrials	0	80	0	80
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,377	0	2,377
United States	0	7,724	0	7,724
Municipal Bonds & Notes
California	0	502	0	502
Illinois	0	169	0	169
Michigan	0	204	0	204
Puerto Rico	0	264	0	264
Virginia	0	368	0	368
West Virginia	0	355	0	355
Preferred Stocks
Germany
Industrials	0	1,347	0	1,347
United Kingdom
Banking & Finance	0	214	0	214
Real Estate Investment Trusts
Canada
Real Estate	326	0	0	326
United Kingdom
Real Estate	0	49	0	49
United States
Financials	160	0	0	160
Real Estate	887	0	0	887
Sovereign Issues
Argentina	0	1,011	0	1,011
Greece	0	225	0	225
Kuwait	0	394	0	394
Peru	0	171	0	171
Saudi Arabia	0	592	0	592
Spain	0	61	0	61
Turkey	0	311	0	311

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2019 (Unaudited)

Venezuela	0	52	0	52
U.S. Government Agencies
United States	0	13,479	0	13,479
U.S. Treasury Obligations
United States	0	16,119	0	16,119
Short-Term Instruments
Certificates of Deposit	0	122	0	122
Repurchase Agreements	0	884	0	884
Argentina Treasury Bills	0	339	0	339
	$97,813	$185,036	$152	$283,001
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115	$0	$0	$115
Total Investments	$97,928	$185,036	$152	$283,116

Short Sales, at Value - Liabilities
United States	$0	$(507)	$0	$(507)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	43	0	51
Over the counter	0	398	0	398
	$8	$441	$0	$449
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(62)	0	(110)
Over the counter	0	(256)	0	(256)
	$(48)	$(318)	$0	$(366)
Total Financial Derivative Instruments	$(40)	$123	$0	$83
Totals	$97,888	$184,652	$152	$282,692

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO EqS® Long/Short Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 71.5% ¤

COMMON STOCKS 38.5%

BRAZIL 2.0%

CONSUMER STAPLES 1.0%

BRF S.A. ADR (a)	795,000	$4,627
MATERIALS 1.0%
Vale S.A. SP - ADR	340,000	4,441
Total Brazil		9,068

CANADA 1.6%

MATERIALS 1.6%

First Quantum Minerals Ltd.	624,000	7,074
Total Canada		7,074

HONG KONG 1.0%

CONSUMER DISCRETIONARY 1.0%

Galaxy Entertainment Group Ltd.	650,000	4,430
Total Hong Kong		4,430

IRELAND 1.1%

HEALTH CARE 1.1%

Medtronic PLC	53,000	4,827
Total Ireland		4,827

UNITED STATES 32.8%

COMMUNICATION SERVICES 4.5%

Alphabet, Inc. 'C' (a)	8,500	9,973
Walt Disney Co.	90,000	9,993
		19,966

CONSUMER DISCRETIONARY 7.3%

DR Horton, Inc.	190,000	7,862
Las Vegas Sands Corp.	175,000	10,668
Royal Caribbean Cruises Ltd.	87,000	9,972
Wynn Resorts Ltd.	35,000	4,176
		32,678

ENERGY 10.2%

Enable Midstream Partners LP (f)	86,000	1,232
Enterprise Products Partners LP	250,000	7,275
Equitrans Midstream Corp. (f)	64,000	1,394
Marathon Oil Corp.	250,000	4,177
ONEOK, Inc.	250,000	17,460
Plains All American Pipeline LP	300,000	7,353
WPX Energy, Inc. (a)	500,000	6,555
		45,446
FINANCIALS 1.0%

Lincoln National Corp. (f)	78,000	4,579
HEALTH CARE 1.9%
Pfizer, Inc. (f)	205,000	8,706

INDUSTRIALS 3.7%

Illinois Tool Works, Inc. (f)	55,000	7,894
JetBlue Airways Corp. (a)(f)	150,000	2,454

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	March 31, 2019 (Unaudited)

Masco Corp.	160,000	6,290
		16,638

INFORMATION TECHNOLOGY 1.8%

Oracle Corp.	150,000	8,056

REAL ESTATE 1.2%

Howard Hughes Corp. (a)	50,000	5,500

UTILITIES 1.2%

ONE Gas, Inc.	60,000	5,342
Total United States		146,911
Total Common Stocks (Cost $165,936)		172,310

EXCHANGE-TRADED FUNDS 7.4%

UNITED STATES 7.4%

Financial Select Sector SPDR Fund	350,000	8,998
iShares MSCI Emerging Markets ETF	303,000	13,005
SPDR S&P Oil & Gas Exploration & Production ETF	300,000	9,222
SPDR S&P Regional Banking ETF	41,000	2,105
Total Exchange-Traded Funds (Cost $33,112)		33,330

REAL ESTATE INVESTMENT TRUSTS 5.2%

UNITED STATES 5.2%

REAL ESTATE 5.2%

Equinix, Inc. (f)	7,500	3,399
Life Storage, Inc.	34,000	3,307
Mid-America Apartment Communities, Inc.	32,000	3,499
Pebblebrook Hotel Trust	103,000	3,199
Sabra Health Care REIT, Inc. (f)	185,000	3,602
Urban Edge Properties	174,000	3,306
Ventas, Inc.	50,000	3,190
		23,502
Total Real Estate Investment Trusts (Cost $22,348)		23,502

SHORT-TERM INSTRUMENTS 20.4%

COMMERCIAL PAPER 1.9%
	PRINCIPAL AMOUNT (000s)
NextEra Energy Capital Holdings, Inc.
2.730% due 05/09/2019	$5,000	4,985
VW Credit, Inc.
2.900% due 07/10/2019	3,500	3,471
Total Commercial Paper (Cost $8,457)		8,456

REPURCHASE AGREEMENTS (d) 0.6%
		2,595

U.S. TREASURY BILLS 17.9%

2.430% due 04/02/2019 - 06/27/2019 (b)(c)(h)	80,200	79,997
Total Short-Term Instruments (Cost $91,047)		91,048
Total Investments in Securities (Cost $312,443)		320,190
	SHARES

INVESTMENTS IN AFFILIATES 27.7%

SHORT-TERM INSTRUMENTS 27.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.7%

PIMCO Short Asset Portfolio	4,645,739	46,221
PIMCO Short-Term Floating NAV Portfolio III	7,874,433	77,870

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	March 31, 2019 (Unaudited)

Total Short-Term Instruments (Cost $124,023)	124,091
Total Investments in Affiliates (Cost $124,023)	124,091
Total Investments 99.2% (Cost $436,466)	$444,281
Securities Sold Short (e) (25.2)% (Proceeds $108,999)	(113,024)
Financial Derivative Instruments (g)(i) (0.0)%(Cost or Premiums, net $(3,300))	(58)
Other Assets and Liabilities, net 0.8%	3,807
Net Assets 100.0%	$448,030

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$2,595	U.S. Treasury Notes 1.125% due 06/30/2021	$(2,649)	$2,595	$2,595
Total Repurchase Agreements						$(2,649)	$2,595	$2,595

(e) Securities Sold Short

Counterparty	Description	Shares	Proceeds	Payable for Short Sales(2)
	Common Stocks (17.7)%
	Australia (0.8)%
	Materials (0.8)%
GSC	BHP Group Ltd. ADR	65,000	$(3,376)	$(3,554)
	Total Australia		(3,376)	(3,554)
	United Kingdom (0.8)%
	Materials (0.8)%
	Rio Tinto PLC ADR	61,000	(3,415)	(3,590)
	Total United Kingdom		(3,415)	(3,590)
	United States (16.1)%
	Communication Services (0.6)%
	Omnicom Group, Inc.	34,000	(2,450)	(2,504)
	Consumer Discretionary (4.4)%
	BJ's Restaurants, Inc.	55,000	(3,522)	(2,600)
FOB	Choice Hotels International, Inc.	30,000	(2,360)	(2,332)
GSC	Dunkin' Brands Group, Inc.	35,000	(2,490)	(2,629)
	Goodyear Tire & Rubber Co.	114,000	(2,247)	(2,069)
	Hyatt Hotels Corp. 'A'	35,000	(2,482)	(2,540)
FOB	NVR, Inc.	2,000	(4,876)	(5,534)
GSC	Whirlpool Corp.	16,000	(2,267)	(2,126)
			(20,244)	(19,830)
	Consumer Staples (1.3)%
	Campbell Soup Co.	65,000	(2,257)	(2,479)
	Clorox Co.	20,000	(2,554)	(3,209)
			(4,811)	(5,688)
	Energy (2.0)%
	Apache Corp.	120,000	(4,859)	(4,159)
	Devon Energy Corp.	76,000	(2,277)	(2,398)
	Exxon Mobil Corp.	32,000	(2,590)	(2,586)
			(9,726)	(9,143)
	Financials (1.1)%
	Wells Fargo & Co.	100,000	(5,142)	(4,832)
	Health Care (0.7)%
FOB	Amgen, Inc.	16,000	(2,682)	(3,040)
	Industrials (3.8)%
GSC	CSX Corp.	100,000	(6,979)	(7,482)
	Norfolk Southern Corp.	43,000	(7,061)	(8,036)
	Snap-on, Inc.	11,000	(1,706)	(1,722)
			(15,746)	(17,240)
	Information Technology (1.1)%
	International Business Machines Corp.	35,000	(4,272)	(4,938)
	Utilities (1.1)%
	Southern Co.	100,000	(4,737)	(5,168)
	Total United States		(69,810)	(72,383)
	Total Common Stocks		(76,601)	(79,527)
	Exchange-Traded Funds (0.9)%
	United States (0.9)%
FOB	iShares Nasdaq Biotechnology ETF	35,000	(3,860)	(3,913)

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	March 31, 2019 (Unaudited)

Total Exchange-Traded Funds		(3,860)	(3,913)
Real Estate Investment Trusts (6.6)%
United States (6.6)%
Apollo Commercial Real Estate Finance, Inc.	124,000	(2,332)	(2,314)
Digital Realty Trust, Inc.	20,000	(2,297)	(2,380)
Iron Mountain, Inc.	170,000	(6,110)	(6,132)
Kimco Realty Corp.	150,000	(2,603)	(2,775)
Omega Healthcare Investors, Inc.	75,000	(2,676)	(2,861)
Park Hotels & Resorts, Inc.	85,000	(2,423)	(2,695)
Public Storage	12,000	(2,649)	(2,700)
Starwood Property Trust, Inc.	100,000	(2,211)	(2,283)
UDR, Inc.	60,000	(2,685)	(2,728)
Welltower, Inc.	35,000	(2,552)	(2,716)
Total Real Estate Investment Trusts		(28,538)	(29,584)
Total Short Sales (25.2)%		$(108,999)	$(113,024)

(f)	Securities with an aggregate market value of $21,819 and cash of $112,839 have been pledged as collateral as of March 31, 2019 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.

(2)	Payable for short sales includes $269 of dividends payable.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-Mini Russell 2000 Index June Futures	06/2019	354	$(27,325)	$(47)	$0	$(64)
E-mini S&P 500 Index June Futures	06/2019	261	(37,033)	(833)	0	(219)
Total Futures Contracts				$(880)	$0	$(283)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$40,964	$(3,300)	$430	$(2,870)	$0	$(99)
Total Swap Agreements					$(3,300)	$430	$(2,870)	$0	$(99)

(h)	Securities with an aggregate market value of $1,547 and cash of $2,726 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	04/2019	BRL	34,775		$8,924	$43	$0
	04/2019		$8,998	BRL	34,775	0	(116)
	05/2019	BRL	34,775		$8,981	117	0
HUS	04/2019	CAD	9,833		7,452	94	0
	06/2019	HKD	36,479		4,661	3	0
JPM	04/2019	BRL	17,465		4,567	106	0
	04/2019		$4,482	BRL	17,465	0	(21)
RBC	04/2019	CAD	1,100		$838	14	0
RYL	04/2019		$7,535	CAD	10,050	0	(14)
SSB	04/2019	BRL	17,310		$4,560	139	0
	04/2019	CAD	9,008		6,753	12	0

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	March 31, 2019 (Unaudited)

UAG	04/2019		$7,367	CAD	9,891	34	0
	05/2019	CAD	9,891		$7,373	0	(35)
Total Forward Foreign Currency Contracts						$562	$(186)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
				2.864% (3-Month
				USD-LIBOR plus
				a specified
BOA	Receive	AMZX Index	4,464	spread)	Quarterly	08/15/2019	$5,502	$0	$55	$55	$0
				3.070% (3-Month
				USD-LIBOR plus
				a specified
BPS	Receive	AMZX Index	7,484	spread)	Quarterly	09/19/2019	9,346	0	(64)	0	(64)
				3.054% (3-Month
				USD-LIBOR plus
				a specified
CBK	Receive	AMZX Index	2,178	spread)	Quarterly	11/20/2019	2,685	0	26	26	0
				3.030% (3-Month
				USD-LIBOR plus
				a specified
FAR	Receive	AMZX Index	8,182	spread)	Quarterly	09/12/2019	10,218	0	(69)	0	(69)
Total Swap Agreements								$0	$(52)	$81	$(133)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Staples	$4,627	$0	$0	$4,627
Materials	4,441	0	0	4,441
Canada
Materials	7,074	0	0	7,074
Hong Kong
Consumer Discretionary	0	4,430	0	4,430
Ireland
Health Care	4,827	0	0	4,827
United States
Communication Services	19,966	0	0	19,966
Consumer Discretionary	32,678	0	0	32,678
Energy	45,446	0	0	45,446
Financials	4,579	0	0	4,579
Health Care	8,706	0	0	8,706
Industrials	16,638	0	0	16,638
Information Technology	8,056	0	0	8,056
Real Estate	5,500	0	0	5,500
Utilities	5,342	0	0	5,342
Exchange-Traded Funds
United States	33,330	0	0	33,330
Real Estate Investment Trusts
United States
Real Estate	23,502	0	0	23,502
Short-Term Instruments
Commercial Paper	0	8,456	0	8,456
Repurchase Agreements	0	2,595	0	2,595
U.S. Treasury Bills	0	79,997	0	79,997
	$224,712	$95,478	$0	$320,190
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$124,091	$0	$0	$124,091
Total Investments	$348,803	$95,478	$0	$444,281

Short Sales, at Value - Liabilities
Australia
Materials	(3,554)	0	0	(3,554)
United Kingdom
Materials	(3,590)	0	0	(3,590)
United States

Schedule of Investments PIMCO EqS® Long/Short Fund (Cont.)	March 31, 2019 (Unaudited)

Communication Services	(2,504)	0	0	(2,504)
Consumer Discretionary	(19,830)	0	0	(19,830)
Consumer Staples	(5,688)	0	0	(5,688)
Energy	(9,143)	0	0	(9,143)
Financials	(4,832)	0	0	(4,832)
Health Care	(3,040)	0	0	(3,040)
Industrials	(17,240)	0	0	(17,240)
Information Technology	(4,938)	0	0	(4,938)
Utilities	(5,168)	0	0	(5,168)
United States	(3,913)	0	0	(3,913)
United States	(29,584)	0	0	(29,584)
	$(113,024)	$0	$0	$(113,024)
Financial Derivative Instruments - Assets
Over the counter	$0	$643	$0	$643

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(283)	(99)	0	(382)
Over the counter	0	(319)	0	(319)

	$(283)	$(418)	$0	$(701)

Total Financial Derivative Instruments	$(283)	$225	$0	$(58)

Totals	$235,496	$95,703	$0	$331,199

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 99.6% ¤

COMMON STOCKS 97.8%

BRAZIL 4.8%

COMMUNICATION SERVICES 0.0%

Telefonica Brasil S.A. ADR	35,617	$430
TIM Participacoes S.A. ADR	16,531	249
		679

CONSUMER STAPLES 0.6%

BRF S.A. (a)	106,100	614
JBS S.A.	2,558,200	10,402
Marfrig Global Foods S.A. (a)	1,031,800	1,576
Natura Cosmeticos S.A.	112,800	1,307
		13,899

ENERGY 0.9%

Petroleo Brasileiro S.A. SP - ADR	1,170,294	18,631

FINANCIALS 1.7%

Banco Bradesco S.A. ADR	983,888	10,734
Banco BTG Pactual S.A.	170,186	1,574
Banco do Brasil S.A.	932,900	11,608
Banco Santander Brasil S.A.	132,800	1,491
Itau Unibanco Holding S.A. SP - ADR ‘H’	1,274,874	11,232
Porto Seguro S.A.	14,000	193
Sul America S.A.	27,046	206
		37,038

INDUSTRIALS 0.1%

Embraer S.A. SP - ADR	53,065	1,009

MATERIALS 1.0%

Cia Siderurgica Nacional S.A. SP - ADR	657,534	2,703
Gerdau S.A. SP - ADR	287,998	1,117
Nexa Resources S.A.	111,657	1,390
Suzano Papel e Celulose S.A.	21,700	258
Vale S.A.	1,254,539	16,319
		21,787
UTILITIES 0.5%

AES Tiete Energia S.A.	658,000	1,862
Cia Energetica de Minas Gerais SP - ADR	2,325,915	8,303
EDP - Energias do Brasil S.A.	45,700	198
Engie Brasil Energia S.A.	19,800	216
Light S.A.	195,200	1,025
		11,604
Total Brazil		104,647

CHILE 0.6%

CONSUMER DISCRETIONARY 0.0%

Ripley Corp. S.A.	491,815	401

CONSUMER STAPLES 0.1%

Cencosud S.A.	1,508,912	2,612

ENERGY 0.0%

Empresas COPEC S.A.	16,283	207

FINANCIALS 0.2%

Banco de Chile	7,959,023	1,172
Banco de Credito e Inversiones	3,152	202
Banco Santander Chile ADR	33,278	990

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Itau CorpBanca	21,908,476	193
Sociedad Matriz del Banco de Chile S.A. ‘B’	2,397,859	1,168
		3,725

INDUSTRIALS 0.0%

AntarChile S.A.	27,270	367

MATERIALS 0.2%

Antofagasta PLC	30,622	385
CAP S.A.	143,123	1,699
Empresas CMPC S.A.	443,672	1,565
		3,649

UTILITIES 0.1%

AES Gener S.A.	3,517,905	945
Colbun S.A.	984,887	223
Inversiones Aguas Metropolitanas S.A.	136,276	208
		1,376
Total Chile		12,337

CHINA 25.1%

COMMUNICATION SERVICES 0.9%

China Communications Services Corp. Ltd. ‘H’	4,302,000	3,844
China Telecom Corp. Ltd. ‘H’	27,174,000	15,120
Sohu.com Ltd. ADR (a)	21,245	352
		19,316

CONSUMER DISCRETIONARY 0.4%

BAIC Motor Corp. Ltd. ‘H’	1,987,000	1,301
Dongfeng Motor Group Co. Ltd. ‘H’	2,018,000	2,024
Golden Eagle Retail Group Ltd.	178,000	211
GOME Retail Holdings Ltd.	21,403,000	1,993
Great Wall Motor Co. Ltd. ‘H’	2,513,500	1,891
Shanghai Jin Jiang International Hotels Group Co. Ltd. ‘H’	1,438,000	389
		7,809

CONSUMER STAPLES 0.2%

Hengan International Group Co. Ltd.	155,500	1,363
Tingyi Cayman Islands Holding Corp.	962,000	1,588
Uni-President China Holdings Ltd.	327,000	321
Want Want China Holdings Ltd.	2,673,000	2,224
		5,496
ENERGY 3.7%

China Coal Energy Co. Ltd. ‘H’	2,919,000	1,209
China Oilfield Services Ltd. ‘H’	616,000	665
China Petroleum & Chemical Corp. ‘H’	30,478,400	24,189
China Shenhua Energy Co. Ltd. ‘H’	4,524,500	10,326
CNOOC Ltd.	16,372,000	30,496
PetroChina Co. Ltd. ‘H’	18,982,000	12,426
Yanzhou Coal Mining Co. Ltd. ‘H’	582,000	573
		79,884
FINANCIALS 14.3%

Agricultural Bank of China Ltd. ‘H’	42,689,000	19,734
Bank of China Ltd. ‘H’	113,173,000	51,434
Bank of Chongqing Co. Ltd. ‘H’	1,019,000	652
Bank of Communications Co. Ltd. ‘H’	14,792,000	12,136
China Cinda Asset Management Co. Ltd. ‘H’	10,496,000	2,919
China CITIC Bank Corp. Ltd. ‘H’	17,337,000	11,055
China Construction Bank Corp. ‘H’	98,950,000	84,936
China Everbright Bank Co. Ltd. ‘H’	8,586,000	4,065
China Huarong Asset Management Co. Ltd. ‘H’	16,863,000	3,593
China Life Insurance Co. Ltd. ‘H’	1,375,000	3,707
China Merchants Bank Co. Ltd. ‘H’	2,296,500	11,188
China Minsheng Banking Corp. Ltd. ‘H’	9,995,420	7,269
China Reinsurance Group Corp. ‘H’	955,000	202
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	6,414,000	3,712
CSC Financial Co. Ltd. ‘H’	554,000	493
Industrial & Commercial Bank of China Ltd. ‘H’	83,537,000	61,348
People’s Insurance Co. Group of China Ltd. ‘H’	9,797,000	4,201
PICC Property & Casualty Co. Ltd. ‘H’	3,054,000	3,477
Ping An Insurance Group Co. of China Ltd. ‘H’	1,341,000	15,097

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Postal Savings Bank of China Co. Ltd. ‘H’	14,771,000	8,458
		309,676

HEALTH CARE 0.2%

China Resources Pharmaceutical Group Ltd.	1,230,000	1,739
Shandong Weigao Group Medical Polymer Co. Ltd. ‘H’	244,000	233
Shanghai Pharmaceuticals Holding Co. Ltd. ‘H’	95,300	208
Sihuan Pharmaceutical Holdings Group Ltd.	3,039,000	736
Sinopharm Group Co. Ltd. ‘H’	310,800	1,296
		4,212

INDUSTRIALS 1.3%

Air China Ltd. ‘H’	1,660,000	2,044
AviChina Industry & Technology Co. Ltd. ‘H’	300,000	192
China Communications Construction Co. Ltd. ‘H’	2,458,000	2,547
China Eastern Airlines Corp. Ltd. ‘H’	2,160,000	1,533
China Lesso Group Holdings Ltd. ‘L’	1,487,000	963
China Machinery Engineering Corp. ‘H’	349,000	178
China Railway Construction Corp. Ltd. ‘H’	2,789,000	3,661
China Railway Group Ltd. ‘H’	4,278,000	3,906
China Southern Airlines Co. Ltd. ‘H’	2,510,000	2,246
COSCO SHIPPING Energy Transportation Co. Ltd. ‘H’	2,234,000	1,282
Country Garden Services Holdings Co. Ltd. (a)	92,298	172
Fosun International Ltd.	870,000	1,478
Guangshen Railway Co. Ltd. ‘H’	1,442,000	562
Metallurgical Corp. of China Ltd.	728,000	216
Shenzhen Expressway Co. Ltd. ‘H’	594,000	697
Sinopec Engineering Group Co. Ltd. ‘H’	1,561,500	1,527
Sinotrans Ltd. ‘H’	1,347,000	579
Sinotruk Hong Kong Ltd.	611,000	1,304
Weichai Power Co. Ltd. ‘H’	151,000	242
Yangzijiang Shipbuilding Holdings Ltd.	1,281,400	1,423
Zhejiang Expressway Co. Ltd. ‘H’	1,898,000	2,179
Zoomlion Heavy Industry Science and Technology Co. Ltd. ‘H’	696,400	346
		29,277

INFORMATION TECHNOLOGY 0.9%

AVIC International Holdings Ltd. ‘H’	348,000	219
FIH Mobile Ltd.	1,748,000	194
Legend Holdings Corp. ‘H’	592,200	1,575
Lenovo Group Ltd.	18,326,000	16,535
Semiconductor Manufacturing International Corp. (a)	173,000	175
		18,698
MATERIALS 0.9%

Anhui Conch Cement Co. Ltd. ‘H’	416,500	2,549
China BlueChemical Ltd. ‘H’	5,082,000	1,653
China Hongqiao Group Ltd.	1,567,500	1,181
China National Building Material Co. Ltd. ‘H’	16,597,400	13,136
China Zhongwang Holdings Ltd.	3,558,800	1,942
		20,461
REAL ESTATE 1.5%

Agile Group Holdings Ltd.	2,396,000	3,889
Beijing Capital Land Ltd. ‘H’	2,070,000	792
China Aoyuan Group Ltd.	1,748,000	2,115
China Vanke Co. Ltd. ‘H’	410,300	1,727
CIFI Holdings Group Co. Ltd.	578,000	439
Fantasia Holdings Group Co. Ltd.	4,534,500	902
Future Land Development Holdings Ltd.	851,138	1,057
Greentown China Holdings Ltd.	2,422,000	2,424
Guangzhou R&F Properties Co. Ltd. ‘H’	1,976,200	4,287
Guorui Properties Ltd.	666,000	136
KWG Property Holding Ltd.	1,344,500	1,626
Longfor Group Holdings Ltd.	276,500	975
Powerlong Real Estate Holdings Ltd.	2,414,000	1,267
Shui On Land Ltd.	8,965,500	2,220
Sino-Ocean Group Holding Ltd.	7,823,500	3,438
SOHO China Ltd. (a)	5,296,000	2,231
Times China Holdings Ltd.	302,000	628
Yuzhou Properties Co. Ltd.	3,419,000	2,068
		32,221
UTILITIES 0.8%

China Datang Corp. Renewable Power Co. Ltd. ‘H’	987,000	117
China Longyuan Power Group Corp. Ltd. ‘H’	4,568,000	3,183
Datang International Power Generation Co. Ltd. ‘H’	8,440,000	2,261
ENN Energy Holdings Ltd.	20,000	194
Huadian Fuxin Energy Corp. Ltd. ‘H’	6,228,000	1,380

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Huadian Power International Corp. Ltd. ‘H’	8,944,000	3,685
Huaneng Power International, Inc. ‘H’	11,998,000	6,973
Huaneng Renewables Corp. Ltd. ‘H’	1,364,000	379
		18,172
Total China		545,222

GREECE 0.7%

COMMUNICATION SERVICES 0.1%

Hellenic Telecommunications Organization S.A.	194,642	2,607

CONSUMER DISCRETIONARY 0.1%

FF Group «(a)	51,384	0
OPAP S.A.	71,159	735
		735

FINANCIALS 0.5%

Alpha Bank AE (a)	3,547,424	4,922
Eurobank Ergasias S.A. (a)	706,769	564
National Bank of Greece S.A. (a)	2,133,490	3,732
Piraeus Bank S.A. (a)	1,662,792	2,280
		11,498

UTILITIES 0.0%

Public Power Corp. S.A. (a)	220,031	384
Total Greece		15,224

HONG KONG 6.0%

COMMUNICATION SERVICES 2.0%

China Mobile Ltd.	3,217,000	32,827
China Unicom Hong Kong Ltd.	7,956,000	10,130
		42,957

CONSUMER DISCRETIONARY 0.0%

China Travel International Investment Hong Kong Ltd.	1,498,000	382
Dah Chong Hong Holdings Ltd.	1,417,000	511
		893

CONSUMER STAPLES 0.4%

China Agri-Industries Holdings Ltd.	2,944,000	1,009
China Resources Beer Holdings Co. Ltd.	1,596,000	6,732
		7,741
ENERGY 0.2%

Kunlun Energy Co. Ltd.	3,622,000	3,791
FINANCIALS 0.7%
BOC Hong Kong Holdings Ltd.	1,354,000	5,619
China Everbright Ltd.	1,032,000	2,049
China Taiping Insurance Holdings Co. Ltd.	1,825,800	5,458
Far East Horizon Ltd.	1,331,000	1,411
		14,537
INDUSTRIALS 0.9%

China Merchants Port Holdings Co. Ltd.	276,000	589
CITIC Ltd.	8,642,000	12,919
COSCO SHIPPING Ports Ltd.	2,824,000	3,054
Shanghai Industrial Holdings Ltd.	1,043,000	2,458
Shenzhen International Holdings Ltd.	429,000	912
		19,932
MATERIALS 0.2%

China Resources Cement Holdings Ltd.	2,108,000	2,184
Shougang Fushan Resources Group Ltd.	4,724,000	1,085
		3,269
REAL ESTATE 1.1%

China Jinmao Holdings Group Ltd.	5,746,000	3,757
China Overseas Land & Investment Ltd.	1,666,000	6,340
China Resources Land Ltd.	1,258,000	5,653
Joy City Property Ltd.	832,000	116

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Poly Property Group Co. Ltd.	5,844,000	2,282
Shenzhen Investment Ltd.	6,608,000	2,529
Yuexiu Property Co. Ltd.	16,680,000	4,021
		24,698

UTILITIES 0.5%

Beijing Enterprises Holdings Ltd.	111,000	630
China Power International Development Ltd.	17,090,000	4,378
China Resources Power Holdings Co. Ltd.	4,414,000	6,638
Guangdong Investment Ltd.	106,000	205
		11,851
Total Hong Kong		129,669

INDIA 5.4%

COMMUNICATION SERVICES 0.1%

Reliance Communications Ltd. (a)	32,537,317	1,954

CONSUMER DISCRETIONARY 0.5%

Tata Motors Ltd.	4,270,620	10,745

CONSUMER STAPLES 0.0%

RP-SG Retail Ltd.	9,059	21

ENERGY 0.5%

Coal India Ltd.	1,339,029	4,583
Hindustan Petroleum Corp. Ltd.	61,061	251
Indian Oil Corp. Ltd.	199,397	470
Oil & Natural Gas Corp. Ltd.	2,022,775	4,665
Oil India Ltd.	117,708	315
Reliance Industries Ltd.	50,764	999
		11,283

FINANCIALS 2.4%

Allahabad Bank	3,051,996	2,405
Andhra Bank (a)	3,951,838	1,602
Axis Bank Ltd.	66,841	749
Bank of Baroda (a)	1,613,857	2,996
Bank of India (a)	842,441	1,268
Canara Bank (a)	532,584	2,238
ICICI Bank Ltd.	1,099,560	6,352
Oriental Bank of Commerce (a)	1,886,855	3,167
Power Finance Corp. Ltd.	2,779,652	4,939
Punjab National Bank (a)	3,362,687	4,640
REC Ltd.	3,243,617	7,151
State Bank of India	1,482,042	6,855
Syndicate Bank	2,460,400	1,535
Union Bank of India	3,786,151	5,221
		51,118
INDUSTRIALS 0.2%

Adani Enterprises Ltd.	165,980	351
Bharat Heavy Electricals Ltd.	1,316,416	1,424
GMR Infrastructure Ltd. (a)	2,009,253	574
Jaiprakash Associates Ltd. (a)	31,093,782	2,449
		4,798
INFORMATION TECHNOLOGY 0.2%

CESC Ventures Ltd. (a)	3,019	27
Infosys Ltd. SP - ADR	218,663	2,390
Mphasis Ltd.	38,920	558
Tata Consultancy Services Ltd.	6,864	198
Tech Mahindra Ltd.	100,368	1,125
		4,298
MATERIALS 1.0%

Hindalco Industries Ltd.	1,508,350	4,474
Jindal Steel & Power Ltd. (a)	1,656,091	4,293
National Aluminium Co. Ltd.	2,419,050	1,936
NMDC Ltd.	835,766	1,260
Steel Authority of India Ltd. (a)	876,830	681
Tata Chemicals Ltd.	105,195	894
Tata Steel Ltd.	884,834	6,652

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Vedanta Ltd.	704,914	1,878
		22,068

UTILITIES 0.5%

Adani Gas Ltd. (a)	452,573	840
Adani Power Ltd. (a)	4,028,870	2,801
JSW Energy Ltd.	785,430	823
NHPC Ltd.	4,214,592	1,503
NTPC Ltd.	835,892	1,624
Reliance Infrastructure Ltd.	611,487	1,208
Reliance Power Ltd. (a)	2,016,090	330
Tata Power Co. Ltd.	925,019	986
		10,115
Total India		116,400

INDONESIA 1.3%

COMMUNICATION SERVICES 0.1%

Indosat Tbk PT	972,000	171
Telekomunikasi Indonesia Persero Tbk PT	9,490,900	2,623
		2,794

CONSUMER DISCRETIONARY 0.0%

Astra International Tbk PT	1,407,800	723

CONSUMER STAPLES 0.1%

Indofood Sukses Makmur Tbk PT	4,593,500	2,058

ENERGY 0.2%

Adaro Energy Tbk PT	10,853,100	1,028
Bukit Asam Tbk PT	3,102,690	917
Indo Tambangraya Megah Tbk PT	1,374,700	2,314
		4,259

FINANCIALS 0.5%

Bank CIMB Niaga Tbk PT	2,471,500	183
Bank Danamon Indonesia Tbk PT	3,444,600	2,250
Bank Mandiri Persero Tbk PT	3,358,400	1,762
Bank Negara Indonesia Persero Tbk PT	3,907,600	2,586
Bank Pan Indonesia Tbk PT	2,431,500	246
Bank Rakyat Indonesia Persero Tbk PT	9,882,800	2,870
		9,897
INDUSTRIALS 0.0%

Berlian Laju Tanker Tbk PT «(a)	707,200	0

MATERIALS 0.2%

Indah Kiat Pulp & Paper Corp. Tbk PT	1,024,000	619
Indocement Tunggal Prakarsa Tbk PT	1,162,600	1,792
Semen Indonesia Persero Tbk PT	1,545,300	1,518
		3,929
UTILITIES 0.2%

Perusahaan Gas Negara Persero Tbk	23,772,000	3,932
Total Indonesia		27,592

MALAYSIA 1.8%

COMMUNICATION SERVICES 0.1%

Axiata Group Bhd.	802,200	817
Maxis Bhd.	233,500	307
Telekom Malaysia Bhd.	2,564,200	2,013
		3,137
CONSUMER DISCRETIONARY 0.2%

DRB-Hicom Bhd.	1,349,700	630
Genting Bhd.	1,363,800	2,221
Genting Malaysia Bhd.	159,800	125

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

UMW Holdings Bhd.	746,200	1,049
		4,025

CONSUMER STAPLES 0.2%

British American Tobacco Malaysia Bhd.	231,700	2,053
Felda Global Ventures Holdings Bhd. (a)	4,686,900	1,356
		3,409

ENERGY 0.2%

Sapura Energy Bhd. (a)	41,491,700	3,397

FINANCIALS 0.7%

AMMB Holdings Bhd.	1,996,800	2,233
CIMB Group Holdings Bhd.	1,467,100	1,854
Hong Leong Bank Bhd.	41,100	205
Hong Leong Financial Group Bhd.	83,300	391
Malayan Banking Bhd.	2,835,200	6,442
Public Bank Bhd.	429,700	2,440
RHB Bank Bhd.	1,366,500	1,910
		15,475

INDUSTRIALS 0.2%

Berjaya Corp. Bhd. (a)	4,595,200	304
IJM Corp. Bhd.	2,473,000	1,348
MISC Bhd.	333,900	548
Sime Darby Bhd.	2,729,800	1,492
		3,692

INFORMATION TECHNOLOGY 0.0%

Astro Malaysia Holdings Bhd.	2,039,200	765
MATERIALS 0.0%
Petronas Chemicals Group Bhd.	287,500	646
REAL ESTATE 0.0%
Sunway Bhd.	1,471,733	606
UTILITIES 0.2%
Malakoff Corp. Bhd.	2,596,800	580
Tenaga Nasional Bhd.	614,200	1,908
YTL Corp. Bhd.	6,102,702	1,586
YTL Power International Bhd.	2,868,514	604
		4,678
Total Malaysia		39,830

MALTA 0.0%

FINANCIALS 0.0%

Brait SE	65,820	109
Total Malta		109

MEXICO 2.0%

COMMUNICATION SERVICES 0.3%

America Movil S.A.B. de C.V. SP - ADR ‘L’	443,744	6,337
Grupo Televisa S.A.B. ADR	84,736	937
		7,274
CONSUMER DISCRETIONARY 0.0%

Nemak S.A.B. de C.V.	902,300	522

CONSUMER STAPLES 0.5%

Coca-Cola Femsa S.A.B. de C.V. SP - ADR	12,572	830
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	32,667	3,015
Grupo Bimbo S.A.B. de C.V. ‘A’	1,085,600	2,270
Grupo Comercial Chedraui S.A. de C.V.	84,300	163
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	319,400	542
Wal-Mart de Mexico S.A.B. de C.V.	1,280,200	3,424
		10,244
FINANCIALS 0.3%

Gentera S.A.B. de C.V.	2,753,100	2,148

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Grupo Financiero Banorte S.A.B. de C.V. ‘O’	532,300	2,894
Grupo Financiero Inbursa S.A.B. de C.V. ‘O’	783,200	1,085
		6,127

INDUSTRIALS 0.3%

Alfa S.A.B. de C.V. ‘A’	4,818,500	5,121

MATERIALS 0.6%

Alpek S.A.B. de C.V.	137,100	183
Cemex S.A.B. de C.V. SP - ADR (a)	2,177,720	10,105
Grupo Mexico S.A.B. de C.V. ‘B’	1,019,200	2,802
Mexichem S.A.B. de C.V.	132,000	315
		13,405
Total Mexico		42,693

PHILIPPINES 0.5%

COMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	33,465	1,235
PLDT, Inc.	150,320	3,295
		4,530

FINANCIALS 0.0%

Metropolitan Bank & Trust Co.	513,415	782

INDUSTRIALS 0.2%

Alliance Global Group, Inc.	6,295,100	1,939
DMCI Holdings, Inc.	2,652,300	606
San Miguel Corp.	258,240	856
		3,401

UTILITIES 0.1%

First Gen Corp.	540,100	225
Manila Electric Co.	160,100	1,160
		1,385
Total Philippines		10,098

POLAND 1.3%

COMMUNICATION SERVICES 0.2%

Orange Polska S.A.	1,330,752	1,779
PLAY Communications S.A.	296,316	1,821
		3,600
ENERGY 0.1%

Polski Koncern Naftowy ORLEN S.A.	25,006	636
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,439,541	2,348
		2,984
FINANCIALS 0.5%

Bank Polska Kasa Opieki S.A.	224,179	6,429
Powszechna Kasa Oszczednosci Bank Polski S.A.	146,695	1,475
Powszechny Zaklad Ubezpieczen S.A.	255,189	2,694
		10,598
INFORMATION TECHNOLOGY 0.1%

Asseco Poland S.A.	90,258	1,221

MATERIALS 0.1%

Grupa Azoty S.A.	59,530	638
KGHM Polska Miedz S.A. (a)	82,290	2,294
		2,932
UTILITIES 0.3%

Enea S.A.	531,166	1,211
Energa S.A.	608,614	1,368
PGE Polska Grupa Energetyczna S.A.	1,110,410	2,877

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Tauron Polska Energia S.A.	3,635,425	1,917
		7,373
Total Poland		28,708

RUSSIA 9.9%

COMMUNICATION SERVICES 0.7%

Mobile TeleSystems PJSC	2,441,450	9,381
Rostelecom PJSC	2,629,150	2,906
Sistema PJSC FC SP - GDR	961,502	2,707
		14,994

CONSUMER STAPLES 0.3%

Magnit PJSC	71,089	3,944
X5 Retail Group NV GDR	88,394	2,203
		6,147

ENERGY 7.2%

Gazprom Neft PJSC SP - ADR	55,312	1,363
Gazprom PJSC SP - ADR	17,745,081	80,189
Lukoil PJSC SP - ADR	544,367	48,792
Rosneft Oil, Co. PJSC GDR	1,530,261	9,617
Surgutneftegas OJSC SP - ADR	3,799,433	14,107
Tatneft PJSC SP - ADR	34,840	2,412
		156,480

FINANCIALS 0.4%

Sberbank of Russia PJSC SP - ADR	632,643	8,388
VTB Bank PJSC GDR	609,706	696
		9,084

INDUSTRIALS 0.1%

Aeroflot PJSC	1,265,260	1,857
Globaltrans Investment PLC GDR	133,710	1,422
		3,279

MATERIALS 0.9%

Alrosa PJSC	1,253,200	1,765
Evraz PLC	216,624	1,753
Mechel PJSC SP - ADR	673,901	1,334
MMC Norilsk Nickel PJSC ADR	345,731	7,301
Novolipetsk Steel PJSC GDR	10,109	260
PhosAgro PJSC GDR	151,140	1,894
Polyus PJSC GDR	29,490	1,212
Severstal PJSC GDR	258,395	4,031
		19,550
UTILITIES 0.3%

Federal Grid Co. Unified Energy System PJSC	472,820,000	1,183
Inter RAO UES PJSC	13,023,000	742
Rosseti PJSC	155,534,012	2,299
RusHydro PJSC	221,810,000	1,693
Unipro PJSC	10,847,000	427
		6,344
Total Russia		215,878

SINGAPORE 0.1%

INDUSTRIALS 0.1%

BOC Aviation Ltd.	250,600	2,045
Total Singapore		2,045

SOUTH AFRICA 4.5%

COMMUNICATION SERVICES 0.9%

MTN Group Ltd.	2,452,644	15,097
Telkom S.A. SOC Ltd.	774,514	3,933
Vodacom Group Ltd.	28,595	221
		19,251
CONSUMER DISCRETIONARY 0.1%

Motus Holdings Ltd.	149,174	848

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Tsogo Sun Holdings Ltd.	196,644	263
Woolworths Holdings Ltd.	306,073	986
		2,097

CONSUMER STAPLES 0.0%

Massmart Holdings Ltd.	112,268	618

FINANCIALS 1.5%

Absa Group Ltd.	925,718	9,797
FirstRand Ltd.	866,660	3,795
Investec Ltd.	342,375	2,005
Liberty Holdings Ltd.	319,943	2,240
MMI Holdings Ltd.	2,098,981	2,414
Nedbank Group Ltd.	207,155	3,620
Sanlam Ltd.	35,908	184
Standard Bank Group Ltd.	597,672	7,709
		31,764

HEALTH CARE 0.1%

Life Healthcare Group Holdings Ltd.	513,140	956
Netcare Ltd.	1,249,764	2,033
		2,989

INDUSTRIALS 0.2%

Barloworld Ltd.	335,034	2,968
Imperial Logistics Ltd.	218,191	905
		3,873

MATERIALS 1.7%

African Rainbow Minerals Ltd.	46,850	551
AngloGold Ashanti Ltd. SP - ADR	93,745	1,228
Gold Fields Ltd. SP - ADR	1,523,276	5,682
Impala Platinum Holdings Ltd. (a)	1,548,542	6,572
Kumba Iron Ore Ltd.	122,111	3,659
Nampak Ltd. (a)	1,111,348	864
Sasol Ltd.	613,897	19,142
		37,698
Total South Africa		98,290

SOUTH KOREA 18.3%

COMMUNICATION SERVICES 1.6%

KT Corp. SP - ADR	1,139,553	14,176
LG Uplus Corp.	637,044	8,676
SK Telecom Co. Ltd. SP - ADR	522,575	12,798
		35,650
CONSUMER DISCRETIONARY 3.8%

CJ O Shopping Co. Ltd.	3,912	804
Hankook Tire Co. Ltd.	104,093	3,434
Hyosung TNC Co. Ltd.	649	99
Hyundai Department Store Co. Ltd.	42,403	3,780
Hyundai Mobis Co. Ltd.	23,023	4,234
Hyundai Motor Co.	229,032	24,148
Hyundai Wia Corp.	82,755	2,957
Kia Motors Corp.	562,586	17,533
Kumho Tire Co., Inc. (a)	455,180	1,753
LG Electronics, Inc.	175,578	11,642
LOTTE Himart Co. Ltd.	7,263	328
Lotte Shopping Co. Ltd.	44,650	7,011
Mando Corp.	37,930	957
Shinsegae, Inc.	9,959	2,969
		81,649
CONSUMER STAPLES 0.5%

AMOREPACIFIC Group	6,842	420
CJ CheilJedang Corp.	5,208	1,483
E-MART, Inc.	23,629	3,585
GS Retail Co. Ltd.	29,299	1,012
Harim Holdings Co. Ltd.	19,520	200
Hite Jinro Co. Ltd.	142,190	2,320

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

KT&G Corp.	32,057	2,923
		11,943

ENERGY 0.3%

GS Holdings Corp.	95,961	4,470
SK Innovation Co. Ltd.	17,020	2,692
		7,162

FINANCIALS 3.9%

BNK Financial Group, Inc.	588,333	3,464
DB Insurance Co. Ltd.	26,756	1,619
DGB Financial Group, Inc.	421,343	3,035
Hana Financial Group, Inc.	301,805	9,690
Hanwha Life Insurance Co. Ltd.	1,008,990	3,559
Hyundai Marine & Fire Insurance Co. Ltd.	75,980	2,539
Industrial Bank of Korea	577,685	7,153
ING Life Insurance Korea Ltd.	55,978	1,777
JB Financial Group Co. Ltd.	224,300	1,103
KB Financial Group, Inc.	167,546	6,200
Meritz Fire & Marine Insurance Co. Ltd.	32,850	703
Mirae Asset Life Insurance Co. Ltd.	208,659	946
Samsung Card Co. Ltd.	60,941	1,847
Samsung Fire & Marine Insurance Co. Ltd.	15,372	4,076
Samsung Life Insurance Co. Ltd.	106,273	7,877
Shinhan Financial Group Co. Ltd.	525,498	19,513
Tongyang Life Insurance Co. Ltd.	118,669	481
Woori Financial Group, Inc.	805,304	9,755
		85,337

INDUSTRIALS 2.1%

Asiana Airlines, Inc. (a)	849,720	2,631
CJ Corp.	54,988	6,039
Daelim Industrial Co. Ltd.	2,533	215
Daewoo Engineering & Construction Co. Ltd. (a)	47,290	212
Doosan Bobcat, Inc.	7,679	209
Doosan Corp.	38,255	3,124
Doosan Heavy Industries & Construction Co. Ltd.	503,116	2,973
Doosan Infracore Co. Ltd. (a)	537,789	3,348
Hanwha Corp.	208,845	5,607
Hyosung Corp.	3,588	239
Hyosung Heavy Industries Corp. (a)	1,398	49
Hyundai Engineering & Construction Co. Ltd.	73,287	3,455
KCC Corp.	5,569	1,564
Korean Air Lines Co. Ltd.	281,459	7,914
LS Corp.	50,448	2,329
Posco International Corp.	12,242	192
SK Holdings Co. Ltd.	4,438	1,059
SK Networks Co. Ltd.	657,056	3,508
		44,667
INFORMATION TECHNOLOGY 3.8%

LG Display Co. Ltd.	610,749	10,524
LG Innotek Co. Ltd.	2,322	241
Samsung Electro-Mechanics Co. Ltd.	3,752	347
Samsung Electronics Co. Ltd.	1,692,737	66,767
SK Hynix, Inc.	62,868	4,122
		82,001
MATERIALS 1.1%

Hanwha Chemical Corp.	110,950	2,050
Hyosung Advanced Materials Corp. ‘C’ (a)	672	74
Hyosung Chemical Corp.	478	59
Hyundai Steel Co.	171,373	6,795
Kolon Industries, Inc.	51,240	2,289
LG Chem Ltd.	4,169	1,347
OCI Co. Ltd.	3,518	289
POSCO	44,121	9,852
Taekwang Industrial Co. Ltd.	724	1,032
		23,787
UTILITIES 1.2%

Korea Electric Power Corp.	841,060	22,121

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Korea Gas Corp.	78,590	3,127
		25,248
Total South Korea		397,444

TAIWAN 10.2%

COMMUNICATION SERVICES 0.3%

Chunghwa Telecom Co. Ltd.	1,156,000	4,111
Far EasTone Telecommunications Co. Ltd.	693,000	1,672
		5,783

CONSUMER DISCRETIONARY 0.6%

Cheng Shin Rubber Industry Co. Ltd.	1,872,000	2,551
Formosa Taffeta Co. Ltd.	597,000	714
Pou Chen Corp.	3,821,000	4,661
Ruentex Industries Ltd.	1,042,000	2,740
Yulon Motor Co. Ltd.	2,308,000	1,458
		12,124

CONSUMER STAPLES 0.2%

President Chain Store Corp.	19,000	187
Uni-President Enterprises Corp.	2,023,640	4,918
		5,105

FINANCIALS 2.9%

Cathay Financial Holding Co. Ltd.	3,802,000	5,554
Chang Hwa Commercial Bank Ltd.	1,504,200	901
China Development Financial Holding Corp.	8,178,000	2,737
China Life Insurance Co. Ltd.	5,597,964	4,755
CTBC Financial Holding Co. Ltd.	4,731,000	3,142
E.Sun Financial Holding Co. Ltd.	1,786,353	1,379
First Financial Holding Co. Ltd.	4,302,470	2,947
Fubon Financial Holding Co. Ltd.	4,074,000	6,090
Hua Nan Financial Holdings Co. Ltd. ‘C’	3,821,244	2,407
Mega Financial Holding Co. Ltd.	5,892,658	5,368
Mercuries Life Insurance Co. Ltd. (a)	2,280,082	837
Shanghai Commercial & Savings Bank Ltd.	1,340,000	2,119
Shin Kong Financial Holding Co. Ltd.	32,981,017	9,730
SinoPac Financial Holdings Co. Ltd.	12,912,494	4,783
Taishin Financial Holding Co. Ltd.	7,446,393	3,397
Taiwan Business Bank	4,074,134	1,588
Taiwan Cooperative Financial Holding Co. Ltd.	3,187,666	2,018
Yuanta Financial Holding Co. Ltd.	7,865,000	4,486
		64,238
INDUSTRIALS 0.4%

China Airlines Ltd.	3,910,000	1,252
Eva Airways Corp.	2,495,106	1,223
Far Eastern New Century Corp.	6,197,520	6,136
Teco Electric and Machinery Co. Ltd.	856,000	584
		9,195
INFORMATION TECHNOLOGY 5.1%

Acer, Inc.	1,059,000	681
Asustek Computer, Inc.	1,174,000	8,507
AU Optronics Corp.	20,439,000	7,534
Chicony Electronics Co. Ltd.	515,225	1,200
Compal Electronics, Inc.	7,518,000	4,679
Delta Electronics, Inc.	508,000	2,625
Foxconn Technology Co. Ltd.	124,000	248
Hon Hai Precision Industry Co. Ltd.	5,782,316	13,819
HTC Corp.	368,000	478
Innolux Corp.	26,117,000	8,491
Inventec Corp.	4,140,000	3,154
Lite-On Technology Corp.	3,680,035	5,364
MediaTek, Inc.	598,000	5,498
Novatek Microelectronics Corp.	626,000	4,031
Pegatron Corp.	3,714,000	6,440
Powertech Technology, Inc.	441,000	1,044
Quanta Computer, Inc.	2,805,000	5,269
Synnex Technology International Corp.	1,188,650	1,430
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	321,487	13,168
United Microelectronics Corp.	19,237,000	7,285
Wistron Corp.	6,503,515	5,015
WPG Holdings Ltd.	2,320,320	3,030

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Zhen Ding Technology Holding Ltd.	727,000	2,262
		111,252

MATERIALS 0.6%

Asia Cement Corp.	2,901,000	3,779
China Steel Corp.	3,323,000	2,729
Formosa Chemicals & Fibre Corp.	365,000	1,330
Nan Ya Plastics Corp.	265,000	680
Taiwan Cement Corp.	3,213,800	4,309
		12,827

REAL ESTATE 0.1%

Highwealth Construction Corp.	1,182,000	1,950
Total Taiwan		222,474

THAILAND 2.7%

COMMUNICATION SERVICES 0.2%

Advanced Info Service PCL	369,500	2,146
Total Access Communication PCL	1,614,600	2,698
		4,844

CONSUMER STAPLES 0.0%

Charoen Pokphand Foods PCL	1,142,800	919

ENERGY 0.9%

Banpu PCL	3,290,900	1,683
PTT Exploration & Production PCL	2,153,800	8,516
PTT PCL	5,570,000	8,425
		18,624

FINANCIALS 1.3%

Bangkok Bank PCL	1,101,200	7,192
Kasikornbank PCL	737,800	4,365
Kiatnakin Bank PCL	252,900	554
Krung Thai Bank PCL	8,805,375	5,333
Siam Commercial Bank PCL	1,503,900	6,257
Thanachart Capital PCL	2,041,404	3,507
Tisco Financial Group PCL	79,500	221
TMB Bank PCL	14,503,700	932
		28,361
INDUSTRIALS 0.1%

Thai Airways International PCL (a)	4,429,400	1,717

MATERIALS 0.2%

PTT Global Chemical PCL	1,283,100	2,725
Siam Cement PCL	113,700	1,729
		4,454
Total Thailand		58,919

TURKEY 2.6%

COMMUNICATION SERVICES 0.2%

Turk Telekomunikasyon A/S (a)	3,665,073	2,871
Turkcell Iletisim Hizmetleri A/S	855,464	1,857
		4,728
CONSUMER DISCRETIONARY 0.1%

Arcelik A/S	802,984	2,441

CONSUMER STAPLES 0.1%

Anadolu Efes Biracilik Ve Malt Sanayii A/S	343,540	1,081
Coca-Cola Icecek A/S	38,550	211
		1,292
FINANCIALS 1.9%

Akbank T.A.S.	4,014,625	4,571
Haci Omer Sabanci Holding A/S	6,264,990	8,839
Turkiye Garanti Bankasi A/S	3,705,500	5,574
Turkiye Halk Bankasi A/S	5,626,840	6,468
Turkiye Is Bankasi ‘C’	8,665,240	8,594

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Turkiye Vakiflar Bankasi TAO ‘D’	4,495,010	3,673
Yapi ve Kredi Bankasi A/S (a)	7,937,442	3,047
		40,766

INDUSTRIALS 0.2%

KOC Holding A/S	802,860	2,325
TAV Havalimanlari Holding A/S	297,064	1,246
Turk Hava Yollari AO (a)	427,320	994
Turkiye Sise ve Cam Fabrikalari A/S	648,243	679
		5,244

MATERIALS 0.1%

Eregli Demir ve Celik Fabrikalari TAS	593,498	974
Total Turkey		55,445

UNITED KINGDOM 0.0%

MATERIALS 0.0%

Mondi Ltd.	20,556	456
Total United Kingdom		456
Total Common Stocks (Cost $1,922,523)		2,123,480

PREFERRED STOCKS 1.3%

BRAZIL 1.1%

BANKING & FINANCE 0.2%

Banco do Estado do Rio Grande do Sul S.A.	690,100	4,264

INDUSTRIALS 0.5%

Braskem S.A.	71,800	933
Cia Brasileira de Distribuicao	95,900	2,240
Metalurgica Gerdau S.A.	4,107,500	7,459
		10,632

UTILITIES 0.4%

Centrais Eletricas Brasileiras S.A.	338,000	3,268
Cia Energetica de Sao Paulo	467,900	2,885
Cia Paranaense de Energia	273,900	2,547
		8,700
Total Brazil		23,596

RUSSIA 0.2%

ENERGY 0.2%

Bashneft PJSC	57,058	1,576
Transneft PJSC	1,301	3,499
		5,075
Total Russia		5,075

SOUTH KOREA 0.0%

INDUSTRIALS 0.0%

CJ Corp.	7,199	308
Total South Korea		308
Total Preferred Stocks (Cost $16,110)		28,979

REAL ESTATE INVESTMENT TRUSTS 0.1%

SOUTH AFRICA 0.0%

REAL ESTATE 0.0%

Growthpoint Properties Ltd.	504,324	854
Total South Africa		854

TURKEY 0.1%

REAL ESTATE 0.1%

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,817,380	1,325

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Total Turkey		1,325
Total Real Estate Investment Trusts (Cost $2,318)		2,179

RIGHTS 0.0%

REPUBLIC OF KOREA 0.0%

INDUSTRIALS 0.0%

Doosan Heavy Industries & Construction Co. Ltd.	292,063	293
Total Rights (Cost $0)		293

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (d) 0.4%
		7,901

Total Short-Term Instruments (Cost $7,901)		7,901
Total Investments in Securities (Cost $1,948,852)		2,162,832

INVESTMENTS IN AFFILIATES 2.4%

SHORT-TERM INSTRUMENTS 2.4%

MUTUAL FUNDS 2.4%

PIMCO Government Money Market Fund (b)(c)	52,630,627	52,631
Total Short-Term Instruments (Cost $52,631)		52,631
Total Investments in Affiliates (Cost $52,631)		52,631
Total Investments 102.0% (Cost $2,001,483)		$2,215,463
Other Assets and Liabilities, net (2.0)%		(42,910)
Net Assets 100.0%		$2,172,553

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $40,898 were out on loan in exchange for $57,851 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$7,901	U.S. Treasury Notes 1.125% due 06/30/2021	$(8,064)	$7,901	$7,902
Total Repurchase Agreements						$(8,064)	$7,901	$7,902

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$679	$0	$0	$679
Consumer Staples	13,899	0	0	13,899
Energy	18,631	0	0	18,631
Financials	37,038	0	0	37,038
Industrials	1,009	0	0	1,009
Materials	21,787	0	0	21,787
Utilities	11,604	0	0	11,604
Chile
Consumer Discretionary	401	0	0	401
Consumer Staples	2,612	0	0	2,612
Energy	0	207	0	207
Financials	2,360	1,365	0	3,725
Industrials	0	367	0	367
Materials	1,565	2,084	0	3,649
Utilities	1,168	208	0	1,376
China
Communication Services	352	18,964	0	19,316
Consumer Discretionary	211	7,598	0	7,809
Consumer Staples	0	5,496	0	5,496
Energy	0	79,884	0	79,884
Financials	0	309,676	0	309,676
Health Care	0	4,212	0	4,212
Industrials	0	29,277	0	29,277
Information Technology	0	18,698	0	18,698
Materials	0	20,461	0	20,461
Real Estate	136	32,085	0	32,221
Utilities	0	18,172	0	18,172
Greece
Communication Services	0	2,607	0	2,607
Consumer Discretionary	0	735	0	735
Financials	0	11,498	0	11,498
Utilities	0	384	0	384
Hong Kong
Communication Services	0	42,957	0	42,957
Consumer Discretionary	0	893	0	893
Consumer Staples	0	7,741	0	7,741
Energy	0	3,791	0	3,791
Financials	1,411	13,126	0	14,537
Industrials	0	19,932	0	19,932
Materials	0	3,269	0	3,269
Real Estate	0	24,698	0	24,698
Utilities	0	11,851	0	11,851
India
Communication Services	0	1,954	0	1,954
Consumer Discretionary	0	10,745	0	10,745

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Consumer Staples	21	0	0	21
Energy	0	11,283	0	11,283
Financials	0	51,118	0	51,118
Industrials	0	4,798	0	4,798
Information Technology	2,417	1,881	0	4,298
Materials	0	22,068	0	22,068
Utilities	0	10,115	0	10,115
Indonesia
Communication Services	0	2,794	0	2,794
Consumer Discretionary	0	723	0	723
Consumer Staples	0	2,058	0	2,058
Energy	0	4,259	0	4,259
Financials	2,250	7,647	0	9,897
Materials	0	3,929	0	3,929
Utilities	0	3,932	0	3,932
Malaysia
Communication Services	0	3,137	0	3,137
Consumer Discretionary	0	4,025	0	4,025
Consumer Staples	0	3,409	0	3,409
Energy	0	3,397	0	3,397
Financials	0	15,475	0	15,475
Industrials	0	3,692	0	3,692
Information Technology	0	765	0	765
Materials	0	646	0	646
Real Estate	0	606	0	606
Utilities	604	4,074	0	4,678
Malta
Financials	109	0	0	109
Mexico
Communication Services	7,274	0	0	7,274
Consumer Discretionary	522	0	0	522
Consumer Staples	10,244	0	0	10,244
Financials	6,127	0	0	6,127
Industrials	5,121	0	0	5,121
Materials	13,405	0	0	13,405
Philippines
Communication Services	1,235	3,295	0	4,530
Financials	0	782	0	782
Industrials	606	2,795	0	3,401
Utilities	0	1,385	0	1,385
Poland
Communication Services	0	3,600	0	3,600
Energy	0	2,984	0	2,984
Financials	0	10,598	0	10,598
Information Technology	0	1,221	0	1,221
Materials	0	2,932	0	2,932
Utilities	0	7,373	0	7,373
Russia
Communication Services	1,489	13,505	0	14,994
Consumer Staples	2,203	3,944	0	6,147
Energy	53,799	102,681	0	156,480
Financials	2,182	6,902	0	9,084
Industrials	3,279	0	0	3,279
Materials	16,032	3,518	0	19,550
Utilities	427	5,917	0	6,344
Singapore
Industrials	0	2,045	0	2,045
South Africa
Communication Services	0	19,251	0	19,251
Consumer Discretionary	263	1,834	0	2,097
Consumer Staples	618	0	0	618
Financials	4,654	27,110	0	31,764
Health Care	0	2,989	0	2,989
Industrials	905	2,968	0	3,873
Materials	7,774	29,924	0	37,698
South Korea
Communication Services	26,974	8,676	0	35,650
Consumer Discretionary	3,434	78,215	0	81,649
Consumer Staples	0	11,943	0	11,943
Energy	0	7,162	0	7,162
Financials	18,000	67,337	0	85,337
Industrials	0	44,667	0	44,667
Information Technology	0	82,001	0	82,001
Materials	1,032	22,755	0	23,787
Utilities	0	25,248	0	25,248
Taiwan
Communication Services	0	5,783	0	5,783
Consumer Discretionary	0	12,124	0	12,124
Consumer Staples	0	5,105	0	5,105
Financials	0	64,238	0	64,238
Industrials	0	9,195	0	9,195
Information Technology	13,168	98,084	0	111,252
Materials	0	12,827	0	12,827
Real Estate	0	1,950	0	1,950
Thailand
Communication Services	0	4,844	0	4,844

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2019 (Unaudited)

Consumer Staples	0	919	0	919
Energy	0	18,624	0	18,624
Financials	0	28,361	0	28,361
Industrials	0	1,717	0	1,717
Materials	0	4,454	0	4,454
Turkey
Communication Services	0	4,728	0	4,728
Consumer Discretionary	0	2,441	0	2,441
Consumer Staples	0	1,292	0	1,292
Financials	0	40,766	0	40,766
Industrials	0	5,244	0	5,244
Materials	0	974	0	974
United Kingdom
Materials	0	456	0	456
Preferred Stocks
Brazil
Banking & Finance	4,264	0	0	4,264
Industrials	10,632	0	0	10,632
Utilities	8,700	0	0	8,700
Russia
Energy	0	5,075	0	5,075
South Korea
Industrials	0	308	0	308
Real Estate Investment Trusts
South Africa
Real Estate	0	854	0	854
Turkey
Real Estate	0	1,325	0	1,325
Rights
Republic of Korea
Industrials	0	293	0	293
Short-Term Instruments
Repurchase Agreements	0	7,901	0	7,901

	$344,627	$1,818,205	$0	$2,162,832
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	52,631	0	0	52,631

Total Investments	$397,258	$1,818,205	$0	$2,215,463

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 0.4% ¤

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		$312

Total Short-Term Instruments (Cost $312)		312
Total Investments in Securities (Cost $312)		312

	SHARES

INVESTMENTS IN AFFILIATES 99.6%

MUTUAL FUNDS (a) 99.6%

UNITED STATES 99.6%

PIMCO RAE Emerging Markets Fund	1,738,771	16,779
PIMCO RAE International Fund	5,918,367	56,876
Total Mutual Funds (Cost $73,792)		73,655
Total Investments in Affiliates (Cost $73,792)		73,655
Total Investments 100.0% (Cost $74,104)		$73,967
Other Assets and Liabilities, net 0.0%		(1)
Net Assets 100.0%		$73,966

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$312	U.S. Treasury Notes 1.125% due 06/30/2021	$(323)	$312	$312
Total Repurchase Agreements						$(323)	$312	$312

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$312	$0	$312

	$0	$312	$0	$312
Investments in Affiliates, at Value
Mutual Funds
United States	73,655	0	0	73,655

Total Investments	$73,655	$312	$0	$73,967

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAE Global Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 0.1% ¤

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$344

Total Short-Term Instruments (Cost $344)		344
Total Investments in Securities (Cost $344)		344

	SHARES

INVESTMENTS IN AFFILIATES 99.9%

MUTUAL FUNDS (a) 99.9%

UNITED STATES 99.9%

PIMCO RAE Emerging Markets Fund	4,329,692	41,782
PIMCO RAE International Fund	14,741,667	141,667
PIMCO RAE U.S. Fund	12,697,476	137,768
Total Mutual Funds (Cost $291,413)		321,217
Total Investments in Affiliates (Cost $291,413)		321,217
Total Investments 100.0% (Cost $291,757)		$321,561
Other Assets and Liabilities, net 0.0%		(6)
Net Assets 100.0%		$321,555

Schedule of Investments PIMCO RAE Global Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$344	U.S. Treasury Notes 1.125% due 06/30/2021	$(353)	$344	$344
Total Repurchase Agreements						$(353)	$344	$344

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$344	$0	$344

	$0	$344	$0	$344
Investments in Affiliates, at Value
Mutual Funds
United States	321,217	0	0	321,217

Total Investments	$321,217	$344	$0	$321,561

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAE International Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 100.8% ¤

COMMON STOCKS 99.4%

AUSTRALIA 5.1%

COMMUNICATION SERVICES 0.3%

Telstra Corp. Ltd.	806,429	$1,902

CONSUMER DISCRETIONARY 0.3%

Crown Resorts Ltd.	44,747	366
Flight Centre Travel Group Ltd.	3,425	102
Wesfarmers Ltd.	43,584	1,073
		1,541

CONSUMER STAPLES 0.6%

Coca-Cola Amatil Ltd.	73,795	454
Coles Group Ltd. (a)	31,367	264
Inghams Group Ltd.	59,727	185
Metcash Ltd.	62,330	117
Woolworths Ltd.	99,627	2,152
		3,172

ENERGY 0.3%

Origin Energy Ltd.	25,121	129
Santos Ltd.	30,228	146
Woodside Petroleum Ltd.	37,404	918
WorleyParsons Ltd.	34,318	345
		1,538

FINANCIALS 2.6%

AMP Ltd.	267,493	400
Australia & New Zealand Banking Group Ltd.	138,755	2,566
Bendigo & Adelaide Bank Ltd.	31,653	218
Commonwealth Bank of Australia	53,058	2,663
Insurance Australia Group Ltd.	26,626	145
Macquarie Group Ltd.	21,047	1,938
National Australia Bank Ltd.	131,701	2,367
QBE Insurance Group Ltd.	44,115	386
Suncorp Group Ltd.	149,498	1,464
Westpac Banking Corp.	136,632	2,519
		14,666
HEALTH CARE 0.1%

Healius Ltd.	176,409	330
Healthscope Ltd.	65,516	113
Sonic Healthcare Ltd.	13,614	237
		680
INDUSTRIALS 0.3%

Aurizon Holdings Ltd.	151,413	489
Brambles Ltd.	23,405	196
CIMIC Group Ltd.	5,462	187
Downer EDI Ltd.	136,846	748
Qantas Airways Ltd.	82,665	333
		1,953
MATERIALS 0.5%

BHP Group Ltd.	88,089	2,408
CSR Ltd.	65,703	155
Fortescue Metals Group Ltd.	48,497	245
Incitec Pivot Ltd.	40,047	89
		2,897
REAL ESTATE 0.0%

Lend Lease Group	23,143	204

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

UTILITIES 0.1%

APA Group	50,011	355
Total Australia		28,908

AUSTRIA 0.3%

ENERGY 0.1%

OMV AG	8,462	460

FINANCIALS 0.1%

Erste Group Bank AG	19,211	706
Raiffeisen Bank International AG	12,547	282
		988

INDUSTRIALS 0.0%

Oesterreichische Post AG	3,314	140

MATERIALS 0.1%

voestalpine AG	9,456	287
Total Austria		1,875

BELGIUM 0.6%

COMMUNICATION SERVICES 0.1%

Proximus S.A.	21,881	632

CONSUMER STAPLES 0.0%

Colruyt S.A.	1,622	120

FINANCIALS 0.4%

Ageas	28,782	1,388
KBC Group NV	9,754	682
		2,070

HEALTH CARE 0.0%

UCB S.A.	1,977	170

INDUSTRIALS 0.1%

bpost S.A.	22,373	242

MATERIALS 0.0%

Solvay S.A.	1,984	215
Total Belgium		3,449

CANADA 8.1%

COMMUNICATION SERVICES 0.7%

BCE, Inc.	13,716	609
Entertainment One Ltd.	23,189	135
Quebecor, Inc. ‘B’	7,355	180
Rogers Communications, Inc. ‘B’	2,511	135
Shaw Communications, Inc. ‘B’	19,194	400
TELUS Corp.	20,578	762
Thomson Reuters Corp.	27,081	1,602
		3,823
CONSUMER DISCRETIONARY 0.4%

Canadian Tire Corp. Ltd. ‘A’	5,900	636
Magna International, Inc.	33,684	1,640
		2,276
CONSUMER STAPLES 0.3%

Empire Co. Ltd. ‘A’	19,019	412
George Weston Ltd.	9,882	710
Loblaw Cos. Ltd.	8,005	395
		1,517
ENERGY 1.7%

ARC Resources Ltd.	38,026	259
Baytex Energy Corp. (a)	106,420	181

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Canadian Natural Resources Ltd.	30,796	846
Cenovus Energy, Inc.	100,001	868
Crescent Point Energy Corp.	319,273	1,034
Enerplus Corp.	18,338	154
Husky Energy, Inc.	67,341	668
Imperial Oil Ltd.	20,053	547
Inter Pipeline Ltd.	14,105	233
MEG Energy Corp. (a)	67,202	256
Peyto Exploration & Development Corp.	20,469	107
Precision Drilling Corp. (a)	111,959	266
ShawCor Ltd.	7,384	111
Suncor Energy, Inc.	96,495	3,127
TransCanada Corp.	13,198	593
Vermilion Energy, Inc.	8,748	216
		9,466

FINANCIALS 3.3%

Bank of Montreal	36,901	2,761
Bank of Nova Scotia	47,240	2,515
Brookfield Asset Management, Inc. ‘A’	3,162	147
Canadian Imperial Bank of Commerce	24,026	1,899
CI Financial Corp.	19,862	271
Home Capital Group, Inc.	23,989	283
Manulife Financial Corp.	15,603	264
National Bank of Canada	9,088	410
Onex Corp.	12,026	678
Power Corp. of Canada	47,103	1,098
Power Financial Corp.	23,066	539
Royal Bank of Canada	44,376	3,348
Sun Life Financial, Inc.	17,868	686
Toronto-Dominion Bank	67,662	3,672
		18,571

INDUSTRIALS 0.8%

Air Canada (a)	57,205	1,379
Canadian National Railway Co.	13,663	1,223
Canadian Pacific Railway Ltd.	4,498	927
Finning International, Inc.	6,311	112
TFI International, Inc.	12,184	360
WestJet Airlines Ltd.	36,666	533
WSP Global, Inc.	5,521	302
		4,836
INFORMATION TECHNOLOGY 0.0%

Celestica, Inc. (a)	22,640	191

MATERIALS 0.4%

Canfor Corp. (a)	10,692	110
Eldorado Gold Corp. (a)	80,000	370
First Quantum Minerals Ltd.	8,223	93
Goldcorp, Inc.	45,709	523
Resolute Forest Products, Inc.	20,358	161
Teck Resources Ltd. ‘B’	14,998	347
Yamana Gold, Inc.	217,877	569
		2,173
UTILITIES 0.5%

AltaGas Ltd.	9,459	124
Atco Ltd. ‘I’	14,969	504
Canadian Utilities Ltd. ‘A’	19,073	520
Capital Power Corp.	20,020	469
Hydro One Ltd.	39,377	612
Superior Plus Corp.	29,980	257
TransAlta Corp.	84,067	618
		3,104
Total Canada		45,957

DENMARK 0.5%

CONSUMER STAPLES 0.1%

Carlsberg A/S ‘B’	3,578	448

HEALTH CARE 0.1%

Novo Nordisk A/S ‘B’	9,973	521

INDUSTRIALS 0.3%

AP Moller - Maersk A/S ‘B’	488	619

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

ISS A/S	43,940	1,338
		1,957
Total Denmark		2,926

FINLAND 0.5%

CONSUMER STAPLES 0.0%

Kesko Oyj ‘B’	1,985	121

FINANCIALS 0.2%

Nordea Bank Abp	103,507	788

INDUSTRIALS 0.0%

Kone Oyj ‘B’	2,807	142

INFORMATION TECHNOLOGY 0.0%

Nokia Oyj	17,389	99

MATERIALS 0.2%

Stora Enso Oyj ‘R’	40,214	492
UPM-Kymmene Oyj	22,121	646
		1,138

UTILITIES 0.1%

Fortum Oyj	29,712	609
Total Finland		2,897

FRANCE 10.6%

COMMUNICATION SERVICES 1.2%

Iliad S.A.	1,174	118
Lagardere S.C.A.	40,231	1,035
Orange S.A.	229,239	3,737
Publicis Groupe S.A.	8,491	455
Television Francaise	11,288	104
Vivendi S.A.	36,274	1,051
		6,500

CONSUMER DISCRETIONARY 0.9%

Cie Generale des Etablissements Michelin S.C.A.	11,666	1,378
Elior Group S.A.	12,177	163
Kering S.A.	576	330
LVMH Moet Hennessy Louis Vuitton SE	3,680	1,356
Peugeot S.A.	24,749	604
Renault S.A.	15,867	1,049
		4,880
CONSUMER STAPLES 0.8%

Carrefour S.A.	118,365	2,211
Casino Guichard Perrachon S.A.	29,594	1,283
Danone S.A.	2,734	211
L’Oreal S.A.	1,362	367
Pernod Ricard S.A.	1,417	254
		4,326
ENERGY 1.1%

CGG S.A. (a)	151,602	310
Total S.A.	105,917	5,894
		6,204
FINANCIALS 1.9%

AXA S.A.	115,462	2,904
BNP Paribas S.A.	69,365	3,301
CNP Assurances	5,020	110
Credit Agricole S.A.	19,624	237
Eurazeo S.A.	6,647	500
SCOR SE	12,659	539
Societe Generale S.A.	114,519	3,309
		10,900
HEALTH CARE 1.3%

Sanofi	82,860	7,327

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

INDUSTRIALS 1.8%

Air France-KLM (a)	197,790	2,224
Airbus SE	1,272	169
Alstom S.A.	9,335	405
Bouygues S.A.	30,873	1,104
Cie de Saint-Gobain	44,839	1,626
Eiffage S.A.	7,481	719
Europcar Mobility Group	25,404	206
Rexel S.A.	50,529	570
Safran S.A.	3,394	465
Schneider Electric SE	16,632	1,305
Societe BIC S.A.	1,230	110
SPIE S.A.	5,615	99
Vinci S.A.	14,839	1,444
		10,446

INFORMATION TECHNOLOGY 0.2%

Atos SE	8,249	796
Capgemini SE	3,227	392
		1,188

MATERIALS 0.0%

Arkema S.A.	1,370	131

UTILITIES 1.4%

Electricite de France S.A.	168,963	2,313
Engie S.A.	264,002	3,937
Suez	67,188	890
Veolia Environnement S.A.	41,705	933
		8,073
Total France		59,975

GERMANY 8.6%

COMMUNICATION SERVICES 0.9%

Axel Springer SE	3,978	206
Deutsche Telekom AG	241,443	4,011
ProSiebenSat.1 Media SE	33,511	477
Telefonica Deutschland Holding AG	83,614	262
		4,956
CONSUMER DISCRETIONARY 1.7%

adidas AG	1,222	297
Bayerische Motoren Werke AG	36,682	2,832
Ceconomy AG	54,087	288
Continental AG	4,199	634
Daimler AG	89,027	5,224
Hugo Boss AG	6,067	415
TUI AG	10,360	99
		9,789
CONSUMER STAPLES 0.4%

METRO AG	106,538	1,770
Suedzucker AG	19,414	248
		2,018
FINANCIALS 1.7%

Aareal Bank AG	11,307	349
Commerzbank AG (a)	157,978	1,225
Deutsche Bank AG	388,684	3,169
Deutsche Pfandbriefbank AG	41,884	514
Hannover Rueck SE	3,306	475
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,563	3,688
Talanx AG	13,123	506
		9,926
HEALTH CARE 0.5%

Bayer AG	32,671	2,104
Fresenius Medical Care AG & Co. KGaA	4,011	324
Fresenius SE & Co. KGaA	6,569	367
		2,795
INDUSTRIALS 1.3%

Brenntag AG	5,963	307

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Deutsche Lufthansa AG	82,668	1,817
Deutsche Post AG	64,494	2,099
Hochtief AG	1,441	209
Rheinmetall AG	2,639	275
Siemens AG	23,730	2,552
		7,259

INFORMATION TECHNOLOGY 0.1%

SAP SE	6,877	795

MATERIALS 0.8%

BASF SE	38,771	2,859
Evonik Industries AG	19,848	542
HeidelbergCement AG	5,208	376
K+S AG	26,426	485
Salzgitter AG	12,574	364
		4,626

UTILITIES 1.2%

E.ON SE	198,988	2,214
Innogy SE	18,743	867
RWE AG	128,187	3,442
Uniper SE	7,303	220
		6,743
Total Germany		48,907

HONG KONG 2.2%

COMMUNICATION SERVICES 0.1%

HKT Trust & HKT Ltd.	136,000	218
PCCW Ltd.	228,000	142
		360

CONSUMER DISCRETIONARY 0.2%

Li & Fung Ltd.	1,162,000	210
SJM Holdings Ltd.	706,000	807
Yue Yuen Industrial Holdings Ltd.	86,000	296
		1,313

FINANCIALS 0.0%

Hang Seng Bank Ltd.	4,900	121

INDUSTRIALS 0.4%

Cathay Pacific Airways Ltd.	138,000	242
CK Hutchison Holdings Ltd.	74,500	783
Kingboard Chemical Holdings Ltd.	82,500	293
MTR Corp. Ltd.	24,500	152
Seaspan Corp.	47,973	417
		1,887
INFORMATION TECHNOLOGY 0.0%

GCL-Poly Energy Holdings Ltd. (a)	687,000	48

REAL ESTATE 1.4%

CK Asset Holdings Ltd.	51,000	454
Hang Lung Properties Ltd.	58,000	142
Henderson Land Development Co. Ltd.	52,500	334
Hongkong Land Holdings Ltd.	84,400	601
Hysan Development Co. Ltd.	51,000	273
Kerry Properties Ltd.	95,000	425
New World Development Co. Ltd.	451,000	748
Shimao Property Holdings Ltd.	307,000	962
Sino Land Co. Ltd.	128,000	248
Sun Hung Kai Properties Ltd.	59,000	1,014
Swire Pacific Ltd. ‘A’	91,500	1,179
Swire Properties Ltd.	63,600	274
Wharf Holdings Ltd.	279,000	843
Wheelock & Co. Ltd.	58,000	426
		7,923
UTILITIES 0.1%

CLP Holdings Ltd.	60,500	702

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Total Hong Kong		12,354

IRELAND 0.7%

CONSUMER DISCRETIONARY 0.0%

Aptiv PLC	2,013	160

FINANCIALS 0.1%

Bank of Ireland Group PLC	87,437	522

HEALTH CARE 0.3%

Medtronic PLC	16,554	1,508

INDUSTRIALS 0.1%

AerCap Holdings NV (a)	10,611	494

MATERIALS 0.2%

CRH PLC	22,675	702
Smurfit Kappa Group PLC	18,094	506
		1,208
Total Ireland		3,892

ISRAEL 1.0%

COMMUNICATION SERVICES 0.1%

Bezeq The Israeli Telecommunication Corp. Ltd.	367,087	264

ENERGY 0.0%

Delek Group Ltd.	904	157

FINANCIALS 0.4%

Bank Hapoalim BM	116,452	774
Bank Leumi Le-Israel BM	195,469	1,280
Israel Discount Bank Ltd. ‘A’	121,192	420
		2,474

HEALTH CARE 0.4%

Teva Pharmaceutical Industries Ltd. SP - ADR (a)	128,124	2,009

MATERIALS 0.1%

Israel Chemicals Ltd.	125,965	658
Total Israel		5,562

ITALY 3.5%

COMMUNICATION SERVICES 0.3%

Telecom Italia SpA	2,618,448	1,631

ENERGY 0.8%

Eni SpA	257,939	4,557
Saipem SpA (a)	33,326	177
		4,734
FINANCIALS 1.6%

Assicurazioni Generali SpA	114,637	2,125
Banca Monte dei Paschi di Siena SpA (a)	72,539	102
Banca Popolare di Sondrio SCPA	34,808	95
Banco BPM SpA (a)	163,900	340
BPER Banca	107,920	442
Intesa Sanpaolo SpA	587,410	1,434
Poste Italiane SpA	280,585	2,733
UniCredit SpA	9,979	128
Unione di Banche Italiane SpA	136,389	361
Unipol Gruppo Finanziario SpA	174,338	870
UnipolSai Assicurazioni SpA	46,709	126
		8,756
INDUSTRIALS 0.1%

ASTM SpA	4,694	128
Leonardo SpA	16,756	195
Salini Impregilo SpA	57,323	134

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Societa Iniziative Autostradali e Servizi SpA	8,093	140
		597

UTILITIES 0.7%

Enel SpA	648,806	4,157
Total Italy		19,875

JAPAN 24.6%

COMMUNICATION SERVICES 1.4%

Dentsu, Inc.	4,500	190
Fuji Media Holdings, Inc.	30,800	425
Gree, Inc.	51,600	211
KDDI Corp.	69,200	1,490
Nippon Telegraph & Telephone Corp.	95,000	4,050
Nippon Television Holdings, Inc.	6,700	101
NTT DOCOMO, Inc.	48,900	1,084
SKY Perfect JSAT Holdings, Inc.	23,900	100
SoftBank Group Corp.	1,300	127
		7,778

CONSUMER DISCRETIONARY 4.2%

Adastria Co. Ltd.	7,800	173
Aisin Seiki Co. Ltd.	8,000	286
Aoyama Trading Co. Ltd.	10,200	232
Benesse Holdings, Inc.	4,500	117
Bridgestone Corp.	33,200	1,279
Canon Marketing Japan, Inc.	6,200	122
Casio Computer Co. Ltd.	12,600	165
DCM Holdings Co. Ltd.	32,000	298
Denso Corp.	5,800	227
EDION Corp.	25,200	220
Geo Holdings Corp.	9,500	132
H2O Retailing Corp.	9,500	133
Heiwa Corp.	5,600	112
Honda Motor Co. Ltd.	123,300	3,349
Isetan Mitsukoshi Holdings Ltd.	49,700	503
Isuzu Motors Ltd.	7,900	104
J Front Retailing Co. Ltd.	18,700	223
JVC Kenwood Corp.	84,700	205
Kohnan Shoji Co. Ltd.	5,100	127
KYB Corp.	4,200	103
Marui Group Co. Ltd.	8,000	162
Mazda Motor Corp.	91,100	1,021
Nikon Corp.	26,700	378
Nissan Motor Co. Ltd.	283,000	2,324
Onward Holdings Co. Ltd.	44,200	234
Panasonic Corp.	72,900	629
Sankyo Co. Ltd.	2,700	103
Sega Sammy Holdings, Inc.	15,200	180
Seiko Holdings Corp.	5,700	136
Sekisui Chemical Co. Ltd.	26,000	419
Sekisui House Ltd.	29,900	495
Skylark Co. Ltd.	27,600	457
Sony Corp.	20,500	866
Subaru Corp.	29,900	683
Sumitomo Electric Industries Ltd.	35,500	472
Sumitomo Forestry Co. Ltd.	16,500	230
Sumitomo Rubber Industries Ltd.	19,100	229
Sushiro Global Holdings Ltd.	4,200	289
Suzuki Motor Corp.	7,400	328
Takashimaya Co. Ltd.	23,600	315
Toyo Tire Corp.	8,100	92
Toyota Motor Corp.	79,700	4,695
TS Tech Co. Ltd.	2,800	81
Yamada Denki Co. Ltd.	115,300	569
Zensho Holdings Co. Ltd.	6,000	139
		23,636
CONSUMER STAPLES 1.6%

Aeon Co. Ltd.	129,947	2,722
Ajinomoto Co., Inc.	10,100	162
DyDo Group Holdings, Inc.	2,000	90
Ito En Ltd.	2,600	135
Japan Tobacco, Inc.	25,956	643
Kao Corp.	5,200	410
Kirin Holdings Co. Ltd.	40,000	957
Megmilk Snow Brand Co. Ltd.	3,800	93
MEIJI Holdings Co. Ltd.	1,400	114
Morinaga Milk Industry Co. Ltd.	10,300	350
NH Foods Ltd.	8,200	296

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Nippon Suisan Kaisha Ltd.	41,400	317
Sapporo Holdings Ltd.	13,500	295
Seven & i Holdings Co. Ltd.	35,500	1,339
Shiseido Co. Ltd.	4,500	326
Suntory Beverage & Food Ltd.	5,500	259
Valor Holdings Co. Ltd.	6,600	160
Yamazaki Baking Co. Ltd.	24,500	398
		9,066

ENERGY 0.5%

Cosmo Energy Holdings Co. Ltd.	10,700	215
Idemitsu Kosan Co. Ltd.	3,400	114
Inpex Corp.	147,300	1,401
Iwatani Corp.	7,700	247
Japan Petroleum Exploration Co. Ltd.	16,700	360
JXTG Holdings, Inc.	101,850	465
Showa Shell Sekiyu KK	9,100	125
		2,927

FINANCIALS 4.6%

77 Bank Ltd.	8,000	112
Bank of Kyoto Ltd.	3,200	134
Chiba Bank Ltd.	41,900	228
Concordia Financial Group Ltd.	62,800	243
Credit Saison Co. Ltd.	8,500	112
Dai-ichi Life Holdings, Inc.	111,900	1,558
Daiwa Securities Group, Inc.	123,100	600
Fukuoka Financial Group, Inc.	13,200	293
Gunma Bank Ltd.	50,400	191
Hachijuni Bank Ltd.	32,300	134
Hokuhoku Financial Group, Inc.	22,700	237
Iyo Bank Ltd.	18,700	99
Japan Post Bank Co. Ltd.	74,600	815
Japan Post Holdings Co. Ltd.	178,000	2,083
Japan Post Insurance Co. Ltd.	5,500	119
Mitsubishi UFJ Financial Group, Inc.	828,500	4,098
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,400	114
Mizuho Financial Group, Inc.	2,469,800	3,822
MS&AD Insurance Group Holdings, Inc.	37,800	1,152
Nishi-Nippon Financial Holdings, Inc.	21,700	184
Nomura Holdings, Inc.	180,600	653
North Pacific Bank Ltd.	65,700	165
ORIX Corp.	84,000	1,207
Resona Holdings, Inc.	126,900	550
SBI Holdings, Inc.	14,600	326
Shinsei Bank Ltd.	13,600	193
Shizuoka Bank Ltd.	32,900	251
Sompo Holdings, Inc.	6,400	237
Sony Financial Holdings, Inc.	22,100	417
Sumitomo Mitsui Financial Group, Inc.	90,400	3,166
Sumitomo Mitsui Trust Holdings, Inc.	32,200	1,157
Suruga Bank Ltd.	39,900	185
T&D Holdings, Inc.	45,900	483
Tokio Marine Holdings, Inc.	16,200	785
Yamaguchi Financial Group, Inc.	13,500	114
		26,217
HEALTH CARE 1.2%

Alfresa Holdings Corp.	13,700	390
Astellas Pharma, Inc.	110,400	1,659
Daiichi Sankyo Co. Ltd.	31,416	1,451
Eisai Co. Ltd.	2,100	118
Hoya Corp.	1,800	119
Medipal Holdings Corp.	12,900	307
Miraca Holdings, Inc.	10,400	259
Mitsubishi Tanabe Pharma Corp.	7,200	96
Nipro Corp.	7,100	92
Olympus Corp.	10,800	118
Otsuka Holdings Co. Ltd.	17,428	686
Sumitomo Dainippon Pharma Co. Ltd.	7,900	196
Suzuken Co. Ltd.	7,100	412
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	115
Takeda Pharmaceutical Co. Ltd.	19,400	794
Toho Holdings Co. Ltd.	9,100	227
		7,039
INDUSTRIALS 4.2%

Amada Holdings Co. Ltd.	11,400	113
ANA Holdings, Inc.	4,800	176
Asahi Glass Co. Ltd.	16,300	573
Central Japan Railway Co.	3,300	767
Dai Nippon Printing Co. Ltd.	31,000	743

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

East Japan Railway Co.	21,600	2,086
Fuji Electric Co. Ltd.	7,800	222
Fujikura Ltd.	27,800	105
Glory Ltd.	7,200	173
Hitachi Zosen Corp.	90,400	278
IHI Corp.	4,600	111
ITOCHU Corp.	81,400	1,475
Japan Airlines Co. Ltd.	28,000	987
JTEKT Corp.	13,900	172
Kanematsu Corp.	22,800	261
Kawasaki Heavy Industries Ltd.	15,400	381
Kawasaki Kisen Kaisha Ltd. (a)	8,300	89
Komatsu Ltd.	5,900	138
LIXIL Group Corp.	28,100	376
Marubeni Corp.	178,600	1,238
Mitsubishi Corp.	52,300	1,456
Mitsubishi Electric Corp.	76,200	983
Mitsubishi Heavy Industries Ltd.	53,100	2,210
Mitsui & Co. Ltd.	95,300	1,483
Mitsui E&S Holdings Co. Ltd.	19,800	187
Nippon Express Co. Ltd.	5,200	290
Nippon Sheet Glass Co. Ltd.	67,000	542
Nippon Yusen KK	33,500	492
Nisshinbo Holdings, Inc.	18,600	163
NTN Corp.	68,800	204
Secom Co. Ltd.	3,600	309
Seino Holdings Co. Ltd.	12,500	167
Sojitz Corp.	157,300	556
Sumitomo Corp.	68,000	943
Sumitomo Heavy Industries Ltd.	3,400	110
Tobu Railway Co. Ltd.	8,300	240
Tokyu Corp.	26,100	456
Toppan Printing Co. Ltd.	24,500	371
Toshiba Corp.	24,300	774
Toyota Tsusho Corp.	12,800	418
West Japan Railway Co.	12,000	904
		23,722
INFORMATION TECHNOLOGY 3.2%

Brother Industries Ltd.	15,100	281
Canon, Inc.	43,950	1,276
Citizen Watch Co. Ltd.	23,000	129
FUJIFILM Holdings Corp.	36,200	1,649
Fujitsu Ltd.	29,700	2,148
GungHo Online Entertainment, Inc.	122,300	446
Hitachi Ltd.	143,400	4,659
Ibiden Co. Ltd.	14,700	224
Japan Display, Inc. (a)	306,700	192
Konica Minolta, Inc.	126,300	1,245
Kyocera Corp.	9,600	565
Murata Manufacturing Co. Ltd.	4,200	210
NEC Corp.	48,700	1,651
Oki Electric Industry Co. Ltd.	29,400	348
Omron Corp.	3,500	165
Ricoh Co. Ltd.	180,500	1,890
Seiko Epson Corp.	9,200	141
TDK Corp.	9,100	716
TIS, Inc.	2,400	114
Toshiba TEC Corp.	4,600	128
		18,177
MATERIALS 1.2%

Asahi Kasei Corp.	62,600	648
Daicel Corp.	10,100	110
Denka Co. Ltd.	3,900	113
DIC Corp.	7,300	214
JFE Holdings, Inc.	6,600	112
Kaneka Corp.	8,400	315
Kobe Steel Ltd.	53,900	406
Mitsubishi Chemical Holdings Corp.	139,700	987
Mitsubishi Materials Corp.	8,400	222
Nippon Light Metal Holdings Co. Ltd.	72,600	160
Nippon Paper Industries Co. Ltd. ‘L’	28,418	587
Oji Holdings Corp.	85,000	529
Rengo Co. Ltd.	19,600	184
Shin-Etsu Chemical Co. Ltd.	1,400	118
Showa Denko KK	2,800	99
Sumitomo Chemical Co. Ltd.	114,000	532
Taiheiyo Cement Corp.	9,400	314
Teijin Ltd.	15,400	255
Toray Industries, Inc.	14,300	91
Toyo Seikan Group Holdings Ltd.	25,200	517
Toyobo Co. Ltd.	11,300	145

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Ube Industries Ltd.	5,400	111
		6,769

REAL ESTATE 0.2%

Daiwa House Industry Co. Ltd.	3,800	121
Leopalace21 Corp.	22,100	44
Mitsui Fudosan Co. Ltd.	14,600	368
Nomura Real Estate Holdings, Inc.	18,100	348
Tokyu Fudosan Holdings Corp.	50,700	304
		1,185

UTILITIES 2.3%

Chubu Electric Power Co., Inc.	110,500	1,727
Chugoku Electric Power Co., Inc.	66,000	824
Electric Power Development Co. Ltd. ‘C’	14,200	346
Hokkaido Electric Power Co., Inc.	60,200	347
Hokuriku Electric Power Co.	61,888	486
Kansai Electric Power Co., Inc.	111,500	1,644
Kyushu Electric Power Co., Inc.	63,600	751
Osaka Gas Co. Ltd.	11,200	221
Shikoku Electric Power Co., Inc.	40,700	497
Toho Gas Co. Ltd.	2,400	108
Tohoku Electric Power Co., Inc.	68,800	879
Tokyo Electric Power Co. Holdings, Inc. (a)	756,500	4,786
Tokyo Gas Co. Ltd.	13,500	365
		12,981
Total Japan		139,497

LUXEMBOURG 0.1%

COMMUNICATION SERVICES 0.1%

RTL Group S.A.	7,763	424
SES S.A.	19,463	303
		727

MATERIALS 0.0%

ArcelorMittal	4,844	98
Total Luxembourg		825

NETHERLANDS 3.3%

COMMUNICATION SERVICES 0.2%

Koninklijke KPN NV	276,384	877
VEON Ltd. ADR	258,739	541
		1,418
CONSUMER STAPLES 0.5%

Heineken Holding NV	6,690	671
Heineken NV	1,319	139
Koninklijke Ahold Delhaize NV	74,242	1,977
		2,787
ENERGY 1.3%

Fugro NV (a)	25,420	259
Royal Dutch Shell PLC ‘A’	221,367	6,945
		7,204
FINANCIALS 0.5%

Aegon NV	156,380	751
ASR Nederland NV	13,361	557
ING Groep NV	95,163	1,153
NN Group NV	11,269	469
		2,930
HEALTH CARE 0.3%

Koninklijke Philips NV	42,582	1,740

INDUSTRIALS 0.4%

Arcadis NV	18,808	293
Boskalis Westminster	10,081	261
Signify NV	39,528	1,057

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Wolters Kluwer NV	6,585	449
		2,060

INFORMATION TECHNOLOGY 0.0%

Gemalto NV	1,916	110

MATERIALS 0.1%

Akzo Nobel NV	5,145	457
Koninklijke DSM NV	2,667	291
		748
Total Netherlands		18,997

NEW ZEALAND 0.1%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	46,312	120

MATERIALS 0.1%

Fletcher Building Ltd.	86,970	294

UTILITIES 0.0%

Contact Energy Ltd.	31,754	150
Total New Zealand		564

NORWAY 0.8%

COMMUNICATION SERVICES 0.1%

Telenor ASA	34,770	696

CONSUMER STAPLES 0.1%

Marine Harvest ASA	18,175	406
Orkla ASA	14,467	111
		517

ENERGY 0.4%

Equinor ASA	110,204	2,416

FINANCIALS 0.1%

DNB ASA	21,193	390

MATERIALS 0.1%

Yara International ASA	15,513	636
Total Norway		4,655

PORTUGAL 0.3%

FINANCIALS 0.0%

Banco Espirito Santo S.A. «(a)	59,573	0

MATERIALS 0.1%

Navigator Co. S.A.	62,370	286

UTILITIES 0.2%

EDP - Energias de Portugal S.A.	393,589	1,548
Total Portugal		1,834

SINGAPORE 1.0%

COMMUNICATION SERVICES 0.1%

Singapore Press Holdings Ltd.	74,400	132
Singapore Telecommunications Ltd.	174,100	389
		521
CONSUMER STAPLES 0.0%

Wilmar International Ltd.	66,500	163

FINANCIALS 0.5%

DBS Group Holdings Ltd.	57,010	1,064
Oversea-Chinese Banking Corp. Ltd.	79,200	647

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

United Overseas Bank Ltd.	44,300	827
		2,538

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	293,300	558
Hutchison Port Holdings Trust	220,700	52
Keppel Corp. Ltd.	145,700	670
Sembcorp Industries Ltd.	72,800	137
Singapore Airlines Ltd.	70,667	505
		1,922

REAL ESTATE 0.1%

CapitaLand Ltd.	129,200	348
Total Singapore		5,492

SOUTH AFRICA 0.2%

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV ‘H’	888,802	119

FINANCIALS 0.2%

Investec PLC	37,711	217
Old Mutual Ltd.	613,892	903
		1,120
Total South Africa		1,239

SPAIN 4.2%

COMMUNICATION SERVICES 0.9%

Telefonica S.A.	592,767	4,966

CONSUMER STAPLES 0.0%

Distribuidora Internacional de Alimentacion S.A.	59,563	43

ENERGY 0.4%

Acciona S.A.	5,210	581
Enagas S.A.	4,062	118
Repsol S.A.	83,656	1,431
		2,130

FINANCIALS 1.4%

Banco Bilbao Vizcaya Argentaria S.A.	243,326	1,390
Banco de Sabadell S.A.	164,196	164
Banco Santander S.A.	1,326,622	6,160
Mapfre S.A.	139,816	386
		8,100
INDUSTRIALS 0.4%

Abengoa S.A. ‘B’ (a)	226,011	2
ACS Actividades de Construccion y Servicios S.A.	39,656	1,743
Ferrovial S.A.	19,737	463
Obrascon Huarte Lain S.A.	128,979	163
Sacyr S.A.	39,674	100
		2,471
UTILITIES 1.1%

Endesa S.A.	69,449	1,772
Iberdrola S.A.	325,838	2,861
Naturgy Energy Group S.A.	40,556	1,135
Red Electrica Corp. S.A.	9,984	213
		5,981
Total Spain		23,691

SWEDEN 1.5%

COMMUNICATION SERVICES 0.3%

Tele2 AB ‘B’	29,420	393

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Telia Co. AB	259,326	1,169
		1,562

CONSUMER DISCRETIONARY 0.2%

Autoliv, Inc.	1,524	112
Electrolux AB ‘B’	10,327	266
Hennes & Mauritz AB ‘B’	42,526	709
		1,087

CONSUMER STAPLES 0.1%

Swedish Match AB	8,823	450

FINANCIALS 0.2%

Skandinaviska Enskilda Banken AB ‘A’	56,329	488
Svenska Handelsbanken AB ‘A’	35,825	378
Swedbank AB ‘A’	35,676	504
		1,370

HEALTH CARE 0.1%

Getinge AB ‘B’	40,437	472

INDUSTRIALS 0.2%

S.A.S. AB (a)	46,126	93
Sandvik AB	17,391	283
Skanska AB ‘B’	7,559	138
SKF AB ‘B’	13,421	223
Volvo AB ‘B’	17,725	275
		1,012

INFORMATION TECHNOLOGY 0.4%

Telefonaktiebolaget LM Ericsson ‘B’	272,629	2,511
Total Sweden		8,464

SWITZERLAND 6.4%

COMMUNICATION SERVICES 0.1%

Swisscom AG	1,180	577
CONSUMER DISCRETIONARY 0.2%

Cie Financiere Richemont S.A.	4,966	362
Garmin Ltd.	6,944	600
Swatch Group AG	683	195
		1,157
CONSUMER STAPLES 1.0%

Aryzta AG (a)	16,670	23
Nestle S.A.	61,401	5,854
		5,877
FINANCIALS 2.3%

Baloise Holding AG	2,338	386
Credit Suisse Group AG	84,554	986
Helvetia Holding AG	597	365
Swiss Life Holding AG	3,949	1,740
Swiss Re AG	38,504	3,764
UBS Group AG	152,398	1,849
Zurich Insurance Group AG	12,752	4,221
		13,311
HEALTH CARE 2.0%

Novartis AG	63,694	6,122
Roche Holding AG	18,658	5,142
		11,264
INDUSTRIALS 0.5%

ABB Ltd.	53,243	1,001
Adecco Group AG	10,272	549
Ferguson PLC	11,544	735
Kuehne + Nagel International AG	1,263	173

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

SGS S.A.	120	299
		2,757

INFORMATION TECHNOLOGY 0.1%

TE Connectivity Ltd.	3,921	317

MATERIALS 0.2%

Glencore PLC	38,618	160
LafargeHolcim Ltd.	15,535	768
		928

REAL ESTATE 0.0%

Swiss Prime Site AG	1,275	112
Total Switzerland		36,300

UNITED KINGDOM 15.1%

COMMUNICATION SERVICES 1.2%

BT Group PLC	436,066	1,267
ITV PLC	205,109	340
Pearson PLC	99,839	1,089
Vodafone Group PLC	1,591,701	2,900
WPP PLC	115,735	1,223
		6,819

CONSUMER DISCRETIONARY 1.5%

Berkeley Group Holdings PLC	11,290	543
Burberry Group PLC	10,225	261
Compass Group PLC	45,143	1,062
Dixons Carphone PLC	101,749	195
Fiat Chrysler Automobiles NV (a)	100,461	1,492
Greene King PLC	45,373	393
Inchcape PLC	30,383	226
InterContinental Hotels Group PLC	2,868	173
Kingfisher PLC	304,900	935
Marks & Spencer Group PLC	370,171	1,343
Next PLC	14,137	1,027
Sports Direct International PLC	31,016	118
Thomas Cook Group PLC	309,306	100
Whitbread PLC	5,134	340
William Hill PLC	131,926	276
		8,484
CONSUMER STAPLES 1.9%

British American Tobacco PLC	30,426	1,269
Diageo PLC	35,811	1,465
Imperial Brands PLC	69,365	2,373
J Sainsbury PLC	349,822	1,073
Reckitt Benckiser Group PLC	17,663	1,470
Tate & Lyle PLC	32,105	304
Unilever NV	23,543	1,373
Unilever PLC	16,576	954
WM Morrison Supermarkets PLC	218,457	648
		10,929
ENERGY 1.4%

BP PLC	1,084,331	7,874
Petrofac Ltd.	36,034	230
		8,104
FINANCIALS 3.6%

3i Group PLC	9,250	119
Aviva PLC	309,094	1,662
Barclays PLC	1,613,878	3,251
CYBG PLC	54,600	141
Direct Line Insurance Group PLC	259,530	1,194
HSBC Holdings PLC	915,204	7,437
Intermediate Capital Group PLC	8,524	118
Legal & General Group PLC	205,148	736
Lloyds Banking Group PLC	3,623,918	2,936
Provident Financial PLC (a)	32,445	217
Quilter PLC	149,595	286
Royal Bank of Scotland Group PLC	118,490	382

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Standard Chartered PLC	216,439	1,668
		20,147

HEALTH CARE 2.2%

AstraZeneca PLC	61,567	4,914
GlaxoSmithKline PLC	345,159	7,171
Smith & Nephew PLC	7,155	142
		12,227

INDUSTRIALS 1.2%

Aggreko PLC	15,505	159
BAE Systems PLC	203,344	1,278
Capita PLC (a)	382,604	619
CNH Industrial NV	28,072	286
easyJet PLC	29,259	426
Experian PLC	8,575	232
Firstgroup PLC (a)	118,606	141
G4S PLC	39,303	94
IMI PLC	10,390	130
International Consolidated Airlines Group S.A.	67,721	451
Meggitt PLC	49,869	327
National Express Group PLC	43,696	231
RELX PLC	14,422	309
Rolls-Royce Holdings PLC	61,593	725
Royal Mail PLC	326,630	1,015
Smiths Group PLC	5,874	110
Stagecoach Group PLC	61,124	122
Travis Perkins PLC	9,304	166
		6,821

INFORMATION TECHNOLOGY 0.0%

Sage Group PLC	18,082	165

MATERIALS 1.0%

Anglo American PLC	5,241	140
BHP Group PLC	76,058	1,835
DS Smith PLC	41,320	181
Johnson Matthey PLC	2,642	108
Rio Tinto Ltd.	14,695	1,024
Rio Tinto PLC	45,385	2,638
		5,926
UTILITIES 1.1%

Centrica PLC	1,229,710	1,832
National Grid PLC	231,881	2,574
Severn Trent PLC	13,323	343
SSE PLC	52,412	811
United Utilities Group PLC	39,508	419
		5,979
Total United Kingdom		85,601

UNITED STATES 0.1%

ENERGY 0.1%

Transocean Ltd.	70,376	613
Total United States		613
Total Common Stocks (Cost $533,917)		564,349

PREFERRED STOCKS 0.7%

GERMANY 0.7%

INDUSTRIALS 0.7%

Schaeffler AG	28,385	231
Volkswagen AG	23,073	3,638
		3,869
Total Preferred Stocks (Cost $3,711)		3,869

REAL ESTATE INVESTMENT TRUSTS 0.6%

AUSTRALIA 0.1%

REAL ESTATE 0.1%

Mirvac Group	144,332	282

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Stockland	83,945	230
		512
Total Australia		512

CANADA 0.3%

REAL ESTATE 0.3%

Artis Real Estate Investment Trust	21,987	183
Cominar Real Estate Investment Trust	43,320	383
Dream Office Real Estate Investment Trust	16,954	314
H&R Real Estate Investment Trust	21,346	374
RioCan Real Estate Investment Trust	10,779	213
		1,467
Total Canada		1,467

FRANCE 0.0%

REAL ESTATE 0.0%

Klepierre S.A.	4,925	172
Total France		172

HONG KONG 0.0%

REAL ESTATE 0.0%

Link REIT	19,000	222
Total Hong Kong		222

UNITED KINGDOM 0.2%

REAL ESTATE 0.2%
British Land Co. PLC	46,598	358
Intu Properties PLC	155,398	216
Land Securities Group PLC	23,123	275
		849
Total United Kingdom		849
Total Real Estate Investment Trusts (Cost $3,325)		3,222

WARRANTS 0.0%

SPAIN 0.0%

INDUSTRIALS 0.0%
Abengoa S.A. 'B' - Exp. 03/31/2025	226,011	2
Total Warrants (Cost $0)		2

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

REPURCHASE AGREEMENTS (d) 0.1%
		718

Total Short-Term Instruments (Cost $718)		718
Total Investments in Securities (Cost $541,671)		572,160
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

MUTUAL FUNDS 1.8%
PIMCO Government Money Market Fund (b)(c)	10,061,586	10,062
Total Short-Term Instruments (Cost $10,062)		10,062
Total Investments in Affiliates (Cost $10,062)		10,062
Total Investments 102.6% (Cost $551,733)		$582,222
Other Assets and Liabilities, net (2.6)%		(14,656)

Net Assets 100.0%		$567,566

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $9,345 were out on loan in exchange for $10,734 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$718	U.S. Treasury Notes 1.125% due 06/30/2021	$(734)	$718	$718
Total Repurchase Agreements						$(734)	$718	$718

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$1,902	$0	$1,902
Consumer Discretionary	0	1,541	0	1,541
Consumer Staples	264	2,908	0	3,172
Energy	0	1,538	0	1,538
Financials	0	14,666	0	14,666
Health Care	113	567	0	680
Industrials	0	1,953	0	1,953
Materials	0	2,897	0	2,897
Real Estate	0	204	0	204
Utilities	0	355	0	355
Austria
Energy	0	460	0	460
Financials	0	988	0	988
Industrials	0	140	0	140
Materials	0	287	0	287
Belgium
Communication Services	0	632	0	632
Consumer Staples	0	120	0	120
Financials	0	2,070	0	2,070
Health Care	0	170	0	170
Industrials	0	242	0	242
Materials	0	215	0	215
Canada
Communication Services	3,688	135	0	3,823
Consumer Discretionary	2,276	0	0	2,276
Consumer Staples	1,517	0	0	1,517
Energy	9,466	0	0	9,466
Financials	18,571	0	0	18,571
Industrials	4,836	0	0	4,836
Information Technology	191	0	0	191
Materials	2,173	0	0	2,173
Utilities	3,104	0	0	3,104
Denmark
Consumer Staples	0	448	0	448
Health Care	0	521	0	521
Industrials	0	1,957	0	1,957
Finland
Consumer Staples	0	121	0	121
Financials	0	788	0	788
Industrials	0	142	0	142
Information Technology	0	99	0	99
Materials	0	1,138	0	1,138
Utilities	0	609	0	609
France
Communication Services	104	6,396	0	6,500

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Consumer Discretionary	0	4,880	0	4,880
Consumer Staples	3,494	832	0	4,326
Energy	0	6,204	0	6,204
Financials	0	10,900	0	10,900
Health Care	0	7,327	0	7,327
Industrials	206	10,240	0	10,446
Information Technology	0	1,188	0	1,188
Materials	0	131	0	131
Utilities	890	7,183	0	8,073
Germany
Communication Services	262	4,694	0	4,956
Consumer Discretionary	288	9,501	0	9,789
Consumer Staples	0	2,018	0	2,018
Financials	0	9,926	0	9,926
Health Care	0	2,795	0	2,795
Industrials	0	7,259	0	7,259
Information Technology	0	795	0	795
Materials	0	4,626	0	4,626
Utilities	1,087	5,656	0	6,743
Hong Kong
Communication Services	218	142	0	360
Consumer Discretionary	0	1,313	0	1,313
Financials	0	121	0	121
Industrials	417	1,470	0	1,887
Information Technology	0	48	0	48
Real Estate	0	7,923	0	7,923
Utilities	0	702	0	702
Ireland
Consumer Discretionary	160	0	0	160
Financials	0	522	0	522
Health Care	1,508	0	0	1,508
Industrials	494	0	0	494
Materials	0	1,208	0	1,208
Israel
Communication Services	0	264	0	264
Energy	0	157	0	157
Financials	0	2,474	0	2,474
Health Care	2,009	0	0	2,009
Materials	0	658	0	658
Italy
Communication Services	0	1,631	0	1,631
Energy	0	4,734	0	4,734
Financials	0	8,756	0	8,756
Industrials	134	463	0	597
Utilities	0	4,157	0	4,157
Japan
Communication Services	0	7,778	0	7,778
Consumer Discretionary	0	23,636	0	23,636
Consumer Staples	0	9,066	0	9,066
Energy	0	2,927	0	2,927
Financials	0	26,217	0	26,217
Health Care	0	7,039	0	7,039
Industrials	0	23,722	0	23,722
Information Technology	0	18,177	0	18,177
Materials	0	6,769	0	6,769
Real Estate	0	1,185	0	1,185
Utilities	0	12,981	0	12,981
Luxembourg
Communication Services	303	424	0	727
Materials	0	98	0	98
Netherlands
Communication Services	541	877	0	1,418
Consumer Staples	0	2,787	0	2,787
Energy	0	7,204	0	7,204
Financials	0	2,930	0	2,930
Health Care	0	1,740	0	1,740
Industrials	1,057	1,003	0	2,060
Information Technology	110	0	0	110
Materials	0	748	0	748
New Zealand
Communication Services	0	120	0	120
Materials	0	294	0	294
Utilities	0	150	0	150
Norway
Communication Services	0	696	0	696
Consumer Staples	0	517	0	517
Energy	0	2,416	0	2,416
Financials	0	390	0	390
Materials	0	636	0	636
Portugal
Materials	0	286	0	286
Utilities	0	1,548	0	1,548
Singapore
Communication Services	0	521	0	521
Consumer Staples	0	163	0	163
Financials	0	2,538	0	2,538

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2019 (Unaudited)

Industrials	0	1,922	0	1,922
Real Estate	0	348	0	348
South Africa
Consumer Discretionary	119	0	0	119
Financials	0	1,120	0	1,120
Spain
Communication Services	0	4,966	0	4,966
Consumer Staples	0	43	0	43
Energy	0	2,130	0	2,130
Financials	0	8,100	0	8,100
Industrials	0	2,471	0	2,471
Utilities	0	5,981	0	5,981
Sweden
Communication Services	0	1,562	0	1,562
Consumer Discretionary	112	975	0	1,087
Consumer Staples	0	450	0	450
Financials	0	1,370	0	1,370
Health Care	0	472	0	472
Industrials	0	1,012	0	1,012
Information Technology	0	2,511	0	2,511
Switzerland
Communication Services	0	577	0	577
Consumer Discretionary	600	557	0	1,157
Consumer Staples	0	5,877	0	5,877
Financials	0	13,311	0	13,311
Health Care	0	11,264	0	11,264
Industrials	0	2,757	0	2,757
Information Technology	317	0	0	317
Materials	0	928	0	928
Real Estate	0	112	0	112
United Kingdom
Communication Services	0	6,819	0	6,819
Consumer Discretionary	1,492	6,992	0	8,484
Consumer Staples	0	10,929	0	10,929
Energy	0	8,104	0	8,104
Financials	141	20,006	0	20,147
Health Care	0	12,227	0	12,227
Industrials	660	6,161	0	6,821
Information Technology	0	165	0	165
Materials	0	5,926	0	5,926
Utilities	0	5,979	0	5,979
United States
Energy	613	0	0	613
Preferred Stocks
Germany
Industrials	0	3,869	0	3,869
Real Estate Investment Trusts
Australia
Real Estate	0	512	0	512
Canada
Real Estate	1,467	0	0	1,467
France
Real Estate	0	172	0	172
Hong Kong
Real Estate	0	222	0	222
United Kingdom
Real Estate	0	849	0	849
Warrants
Spain
Industrials	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	718	0	718

	$65,004	$507,156	$0	$572,160
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	10,062	0	0	10,062

Total Investments	$75,066	$507,156	$0	$582,222

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAE US Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 99.9% ¤

COMMON STOCKS 98.0%

IRELAND 0.1%

MATERIALS 0.1%

Linde PLC	2,778	$489
Total Ireland		489

SWITZERLAND 0.0%

CONSUMER DISCRETIONARY 0.0%

Garrett Motion, Inc. (a)	913	13
Total Switzerland		13

UNITED STATES 97.9%

COMMUNICATION SERVICES 7.7%

Alphabet, Inc. 'C' (a)	263	309
Altice USA, Inc. 'A'	12,366	266
AT&T, Inc.	448,256	14,057
CBS Corp. NVDR 'B'	54,422	2,587
CenturyLink, Inc.	244,380	2,930
Comcast Corp. 'A'	120,439	4,815
Discovery, Inc. 'A' (a)	30,817	833
Fox Corp. 'A' (a)	31,661	1,162
Frontier Communications Corp. (a)	159,648	318
InterActiveCorp (a)	1,066	224
Interpublic Group of Cos., Inc.	35,236	740
Liberty Media Corp-Liberty SiriusXM 'C' (a)	52,243	1,998
Omnicom Group, Inc.	15,269	1,115
Sprint Corp. (a)	108,904	615
T-Mobile US, Inc. (a)	4,603	318
TEGNA, Inc.	14,782	208
Telephone & Data Systems, Inc.	25,427	781
Tribune Media Co. 'A'	19,611	905
Verizon Communications, Inc.	275,090	16,266
Viacom, Inc. 'B'	139,118	3,905
Walt Disney Co.	75,769	8,413
		62,765
CONSUMER DISCRETIONARY 10.5%

Abercrombie & Fitch Co. 'A'	77,643	2,128
Adient PLC	14,414	187
Advance Auto Parts, Inc.	887	151
American Eagle Outfitters, Inc.	23,831	528
Ascena Retail Group, Inc. (a)	60,944	66
AutoNation, Inc. (a)	9,131	326
AutoZone, Inc. (a)	227	233
Bed Bath & Beyond, Inc.	187,066	3,178
Best Buy Co., Inc.	21,652	1,539
Big Lots, Inc.	27,543	1,047
Carnival Corp.	12,713	645
Carter's, Inc.	3,829	386
Dick's Sporting Goods, Inc.	19,506	718
Dillard's, Inc. 'A'	15,391	1,108
Dollar General Corp.	12,110	1,445
eBay, Inc.	30,125	1,119
Expedia Group, Inc.	1,291	154
Foot Locker, Inc.	13,696	830
Ford Motor Co.	406,753	3,571
Fossil Group, Inc. (a)	74,739	1,025
GameStop Corp. 'A'	107,814	1,095
Gap, Inc.	61,029	1,598
General Motors Co.	136,127	5,050
Genuine Parts Co.	5,066	568
GNC Holdings, Inc. 'A' (a)	131,257	358
Goodyear Tire & Rubber Co.	47,333	859
H&R Block, Inc.	9,454	226
Hasbro, Inc.	1,640	139

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2019 (Unaudited)

Home Depot, Inc.	33,998	6,524
International Game Technology PLC	10,258	133
JC Penney Co., Inc. (a)	244,986	365
Kohl's Corp.	60,539	4,163
L Brands, Inc.	44,725	1,234
Las Vegas Sands Corp.	11,146	679
Lear Corp.	546	74
Lowe's Cos., Inc.	38,818	4,249
Macy's, Inc.	107,790	2,590
Mattel, Inc. (a)	82,895	1,078
McDonald's Corp.	29,546	5,611
Michaels Cos., Inc. (a)	9,065	104
NIKE, Inc. 'B'	18,254	1,537
Nordstrom, Inc.	34,447	1,529
O'Reilly Automotive, Inc. (a)	3,047	1,183
Office Depot, Inc.	232,858	845
PulteGroup, Inc.	16,458	460
PVH Corp.	4,264	520
Qurate Retail, Inc. (a)	72,506	1,159
Ralph Lauren Corp.	10,320	1,338
Sally Beauty Holdings, Inc. (a)	58,595	1,079
Signet Jewelers Ltd.	24,766	673
Six Flags Entertainment Corp.	5,049	249
Tapestry, Inc.	14,561	473
Target Corp.	92,606	7,433
TJX Cos., Inc.	38,053	2,025
Tractor Supply Co.	3,609	353
Tupperware Brands Corp.	15,949	408
Urban Outfitters, Inc. (a)	12,841	381
VF Corp.	14,451	1,256
Visteon Corp. (a)	12,670	853
Weight Watchers International, Inc. (a)	4,723	95
Wendy's Co.	28,259	506
Whirlpool Corp.	5,596	744
Williams-Sonoma, Inc.	8,434	475
Wyndham Destinations, Inc.	15,323	620
Wyndham Hotels & Resorts, Inc.	4,952	248
Yum! Brands, Inc.	20,372	2,033
		85,556
CONSUMER STAPLES 8.1%

Altria Group, Inc.	17,604	1,011
Archer-Daniels-Midland Co.	54,310	2,342
Bunge Ltd.	13,663	725
Coca-Cola Co.	115,541	5,414
Colgate-Palmolive Co.	19,460	1,334
Costco Wholesale Corp.	5,698	1,380
Estee Lauder Cos., Inc. 'A'	1,595	264
Flowers Foods, Inc.	13,583	290
General Mills, Inc.	38,931	2,015
Herbalife Nutrition Ltd. (a)	21,626	1,146
JM Smucker Co.	3,457	403
Keurig Dr Pepper, Inc.	4,016	112
Kimberly-Clark Corp.	6,667	826
Kraft Heinz Co.	13,464	440
Kroger Co.	202,130	4,972
Mondelez International, Inc. 'A'	80,787	4,033
Nu Skin Enterprises, Inc. 'A'	9,656	462
PepsiCo, Inc.	57,373	7,031
Philip Morris International, Inc.	59,888	5,293
Procter & Gamble Co.	98,400	10,238
Rite Aid Corp. (a)	257,256	163
Spectrum Brands Holdings, Inc.	6,527	358
Sysco Corp.	17,369	1,160
U.S. Foods Holding Corp. (a)	36,012	1,257
Wal-Mart Stores, Inc.	126,025	12,291
Walgreens Boots Alliance, Inc.	18,043	1,142
		66,102
ENERGY 9.2%

Anadarko Petroleum Corp.	5,922	269
Antero Resources Corp. (a)	41,433	366
Apache Corp.	30,080	1,043
Chesapeake Energy Corp. (a)	564,117	1,749
Chevron Corp.	92,190	11,356
ConocoPhillips	81,487	5,438
CVR Energy, Inc.	10,974	452
Diamond Offshore Drilling, Inc. (a)	71,650	752
Exxon Mobil Corp.	270,457	21,853
Helmerich & Payne, Inc.	6,232	346
Hess Corp.	43,148	2,599
HollyFrontier Corp.	29,059	1,432
Kinder Morgan, Inc.	170,085	3,403
Marathon Oil Corp.	114,105	1,907

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2019 (Unaudited)

Marathon Petroleum Corp.	47,552	2,846
Murphy Oil Corp.	52,689	1,544
Nabors Industries Ltd.	204,939	705
National Oilwell Varco, Inc.	41,665	1,110
Noble Energy, Inc.	15,467	382
Occidental Petroleum Corp.	43,745	2,896
Oceaneering International, Inc. (a)	41,070	648
PBF Energy, Inc. 'A'	17,338	540
Phillips 66	31,532	3,001
Rowan Cos. PLC 'A' (a)	63,678	687
Schlumberger Ltd.	7,058	307
Transocean Ltd.	214,706	1,870
Valero Energy Corp.	49,657	4,212
Whiting Petroleum Corp. (a)	11,777	308
Williams Cos., Inc.	17,727	509
WPX Energy, Inc. (a)	8,583	113
		74,643

FINANCIALS 15.0%

Aflac, Inc.	42,060	2,103
Allstate Corp.	21,123	1,989
Ally Financial, Inc.	155,644	4,279
American Express Co.	46,954	5,132
American International Group, Inc.	266,344	11,469
Ameriprise Financial, Inc.	11,696	1,498
Assurant, Inc.	10,332	981
Bank of America Corp.	212,156	5,853
Bank of New York Mellon Corp.	36,074	1,819
BB&T Corp.	29,892	1,391
Berkshire Hathaway, Inc. 'B' (a)	36,035	7,239
BlackRock, Inc.	1,395	596
Brighthouse Financial, Inc. (a)	15,620	567
Capital One Financial Corp.	66,193	5,407
CIT Group, Inc.	27,870	1,337
Citigroup, Inc.	131,743	8,197
Citizens Financial Group, Inc.	10,087	328
CNO Financial Group, Inc.	42,775	692
Discover Financial Services	50,277	3,578
Fifth Third Bancorp	56,805	1,433
Franklin Resources, Inc.	43,323	1,436
Genworth Financial, Inc. 'A' (a)	172,765	662
Goldman Sachs Group, Inc.	12,444	2,389
Hartford Financial Services Group, Inc.	25,517	1,269
Invesco Ltd.	52,354	1,011
JPMorgan Chase & Co.	99,323	10,055
Legg Mason, Inc.	38,562	1,055
Lincoln National Corp.	10,369	609
Loews Corp.	19,199	920
LPL Financial Holdings, Inc.	3,751	261
M&T Bank Corp.	474	74
MetLife, Inc.	34,603	1,473
Navient Corp.	123,773	1,432
New York Community Bancorp, Inc.	71,717	830
OneMain Holdings, Inc.	20,849	662
People's United Financial, Inc.	14,557	239
PNC Financial Services Group, Inc.	13,423	1,646
Prudential Financial, Inc.	11,009	1,012
Regions Financial Corp.	48,719	689
Reinsurance Group of America, Inc.	1,372	195
Santander Consumer USA Holdings, Inc.	62,265	1,316
SLM Corp.	39,240	389
State Street Corp.	19,309	1,271
SunTrust Banks, Inc.	12,476	739
Synchrony Financial	23,634	754
T Rowe Price Group, Inc.	2,429	243
Travelers Cos., Inc.	42,543	5,835
U.S. Bancorp	65,375	3,150
Voya Financial, Inc.	53,711	2,683
Wells Fargo & Co.	220,425	10,651
White Mountains Insurance Group Ltd.	887	821
		121,659
HEALTH CARE 13.7%

Abbott Laboratories	26,805	2,143
AbbVie, Inc.	34,558	2,785
Allergan PLC	21,981	3,218
Amgen, Inc.	19,665	3,736
Anthem, Inc.	17,425	5,001
Bausch Health Cos., Inc. (a)	171,510	4,236
Bristol-Myers Squibb Co.	30,501	1,455
Brookdale Senior Living, Inc. (a)	112,915	743
Cardinal Health, Inc.	28,840	1,389
Celgene Corp. (a)	9,730	918
Cigna Corp.	15,548	2,500

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2019 (Unaudited)

Community Health Systems, Inc. (a)	115,218	430
Covetrus, Inc. (a)	732	23
CVS Health Corp.	140,071	7,554
DaVita, Inc. (a)	10,429	566
Eli Lilly & Co.	15,897	2,063
Encompass Health Corp.	7,804	456
Gilead Sciences, Inc.	112,667	7,324
HCA Healthcare, Inc.	55,542	7,242
Henry Schein, Inc. (a)	1,832	110
Humana, Inc.	3,747	997
Johnson & Johnson	76,004	10,625
Laboratory Corp. of America Holdings (a)	1,033	158
Mallinckrodt PLC (a)	77,547	1,686
McKesson Corp.	9,624	1,127
MEDNAX, Inc. (a)	14,587	396
Merck & Co., Inc.	158,688	13,198
Mylan NV (a)	7,619	216
Patterson Cos., Inc.	30,518	667
Pfizer, Inc.	448,044	19,028
Quest Diagnostics, Inc.	9,004	810
Tenet Healthcare Corp. (a)	74,680	2,154
United Therapeutics Corp. (a)	4,546	533
UnitedHealth Group, Inc.	20,070	4,962
Universal Health Services, Inc. 'B'	6,744	902
		111,351

INDUSTRIALS 9.3%

3M Co.	15,112	3,140
AGCO Corp.	6,861	477
Allison Transmission Holdings, Inc.	3,011	135
American Airlines Group, Inc.	123,988	3,938
Arcosa, Inc.	5,260	161
Avis Budget Group, Inc. (a)	74,377	2,593
Boeing Co.	10,011	3,818
Caterpillar, Inc.	5,418	734
Colfax Corp. (a)	6,114	181
CSX Corp.	17,357	1,299
Cummins, Inc.	4,958	783
Deere & Co.	15,003	2,398
Delta Air Lines, Inc.	13,399	692
Eaton Corp. PLC	15,640	1,260
Emerson Electric Co.	35,762	2,449
Expeditors International of Washington, Inc.	4,739	360
FedEx Corp.	8,454	1,534
Flowserve Corp.	14,109	637
Fluor Corp.	17,750	653
General Dynamics Corp.	4,585	776
General Electric Co.	1,601,395	15,998
HD Supply Holdings, Inc. (a)	3,695	160
Hertz Global Holdings, Inc. (a)	124,402	2,161
Honeywell International, Inc.	10,830	1,721
Illinois Tool Works, Inc.	10,238	1,469
Ingersoll-Rand PLC	1,504	162
JetBlue Airways Corp. (a)	24,973	408
L3 Technologies, Inc.	2,228	460
Lockheed Martin Corp.	1,553	466
Macquarie Infrastructure Corp.	3,974	164
ManpowerGroup, Inc.	11,390	942
Neilsen Holdings PLC	31,926	756
Norfolk Southern Corp.	9,427	1,762
Northrop Grumman Corp.	6,520	1,758
Oshkosh Corp.	1,125	84
PACCAR, Inc.	1,323	90
Pitney Bowes, Inc.	92,893	638
Raytheon Co.	6,751	1,229
Republic Services, Inc.	1,812	146
Resideo Technologies, Inc. (a)	1,693	33
Robert Half International, Inc.	6,766	441
Ryder System, Inc.	16,819	1,043
Southwest Airlines Co.	2,578	134
Stanley Black & Decker, Inc.	1,988	271
Trinity Industries, Inc.	15,780	343
Union Pacific Corp.	36,391	6,084
United Continental Holdings, Inc. (a)	13,276	1,059
United Parcel Service, Inc. 'B'	1,405	157
United Rentals, Inc. (a)	1,924	220
United Technologies Corp.	36,430	4,695
Waste Management, Inc.	6,447	670
WESCO International, Inc. (a)	12,071	640
WW Grainger, Inc.	4,808	1,447
		75,829
INFORMATION TECHNOLOGY 16.5%
Activision Blizzard, Inc.	8,316	379

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2019 (Unaudited)

Amdocs Ltd.	7,534	408
Apple, Inc.	146,700	27,866
Applied Materials, Inc.	16,066	637
Arrow Electronics, Inc. (a)	15,030	1,158
Avaya Holdings Corp. (a)	43,765	737
Avnet, Inc.	29,093	1,262
Booz Allen Hamilton Holding Corp.	24,093	1,401
Cinemark Holdings, Inc.	3,497	140
Cisco Systems, Inc.	135,376	7,309
Citrix Systems, Inc.	913	91
Conduent, Inc. (a)	41,242	570
Corning, Inc.	159,790	5,289
DXC Technology Co.	11,233	722
F5 Networks, Inc. (a)	4,292	674
First Data Corp. 'A' (a)	12,200	320
First Solar, Inc. (a)	5,882	311
Fiserv, Inc. (a)	4,679	413
Flex Ltd. (a)	64,647	646
Genpact Ltd.	8,975	316
Hewlett Packard Enterprise Co.	241,607	3,728
HP, Inc.	51,431	999
Intel Corp.	213,610	11,471
International Business Machines Corp.	136,569	19,270
Intuit, Inc.	1,471	384
Jabil, Inc.	31,108	827
Juniper Networks, Inc.	55,503	1,469
KLA-Tencor Corp.	7,511	897
Microsoft Corp.	112,311	13,246
Motorola Solutions, Inc.	18,777	2,637
NetApp, Inc.	29,633	2,055
Oracle Corp.	107,449	5,771
Perspecta, Inc.	2,260	46
QUALCOMM, Inc.	146,214	8,339
Seagate Technology PLC	94,705	4,535
Symantec Corp.	42,251	971
Teradata Corp. (a)	26,455	1,155
Texas Instruments, Inc.	15,925	1,689
Western Digital Corp.	6,580	316
Western Union Co.	69,914	1,291
Xerox Corp.	51,485	1,646
Xilinx, Inc.	4,337	550
		133,941
MATERIALS 2.0%

Alcoa Corp. (a)	8,921	251
Ashland Global Holdings, Inc.	5,778	451
Avery Dennison Corp.	1,659	188
Bemis Co., Inc.	9,209	511
CF Industries Holdings, Inc.	17,335	709
Domtar Corp.	23,571	1,170
Eastman Chemical Co.	5,898	448
Graphic Packaging Holding Co.	20,543	260
International Paper Co.	27,214	1,259
LyondellBasell Industries NV 'A'	57,699	4,851
Mosaic Co.	99,444	2,716
Newmont Mining Corp.	11,109	397
PPG Industries, Inc.	12,440	1,404
Reliance Steel & Aluminum Co.	4,067	367
Sealed Air Corp.	16,071	740
WestRock Co.	2,662	102
		15,824
REAL ESTATE 0.0%

Jones Lang LaSalle, Inc.	2,045	315

UTILITIES 5.9%

AES Corp.	219,838	3,975
Ameren Corp.	22,518	1,656
American Electric Power Co., Inc.	37,274	3,122
CenterPoint Energy, Inc.	35,749	1,098
CMS Energy Corp.	11,338	630
Consolidated Edison, Inc.	31,079	2,636
DTE Energy Co.	2,296	286
Duke Energy Corp.	59,388	5,345
Edison International	33,193	2,055
Entergy Corp.	33,343	3,189
Evergy, Inc.	6,783	394
Eversource Energy	18,605	1,320
Exelon Corp.	92,884	4,656
FirstEnergy Corp.	61,622	2,564
Hawaiian Electric Industries, Inc.	10,018	408
MDU Resources Group, Inc.	29,724	768
NextEra Energy, Inc.	8,806	1,702

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2019 (Unaudited)

NiSource, Inc.	5,835	167
NRG Energy, Inc.	15,139	643
OGE Energy Corp.	3,816	165
Pinnacle West Capital Corp.	8,754	837
Portland General Electric Co.	5,097	264
PPL Corp.	65,012	2,064
Public Service Enterprise Group, Inc.	37,005	2,198
Southern Co.	27,445	1,418
UGI Corp.	8,043	446
Vistra Energy Corp.	78,886	2,053
WEC Energy Group, Inc.	4,556	360
Xcel Energy, Inc.	30,817	1,732
		48,151
Total United States		796,136
Total Common Stocks (Cost $635,339)		796,638

REAL ESTATE INVESTMENT TRUSTS 1.3%

UNITED STATES 1.3%

FINANCIALS 0.2%

AGNC Investment Corp.	12,206	220
Annaly Capital Management, Inc.	64,978	649
Chimera Investment Corp.	15,413	289
		1,158

REAL ESTATE 1.1%

Brixmor Property Group, Inc.	20,929	385
CoreCivic, Inc.	40,948	796
Equity Residential	7,190	542
HCP, Inc.	32,019	1,002
Hospitality Properties Trust	24,502	645
Host Hotels & Resorts, Inc.	27,342	517
Iron Mountain, Inc.	5,961	211
Kimco Realty Corp.	19,544	362
Omega Healthcare Investors, Inc.	4,475	171
Park Hotels & Resorts, Inc.	15,742	489
Retail Value, Inc.	1,053	33
Senior Housing Properties Trust	45,006	530
SITE Centers Corp.	21,688	295
SL Green Realty Corp.	4,018	361
Spirit Realty Capital, Inc.	3,707	147
Ventas, Inc.	18,896	1,206
VEREIT, Inc.	37,521	314
Welltower, Inc.	15,056	1,168
		9,174
Total Real Estate Investment Trusts (Cost $10,020)		10,332

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (d) 0.6%
		5,247

Total Short-Term Instruments (Cost $5,247)		5,247
Total Investments in Securities (Cost $650,606)		812,217

INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

MUTUAL FUNDS 0.8%

PIMCO Government Money Market Fund (b)(c)	6,206,969	6,207
Total Short-Term Instruments (Cost $6,207)		6,207
Total Investments in Affiliates (Cost $6,207)		6,207
Total Investments 100.7% (Cost $656,813)		$818,424
Other Assets and Liabilities, net (0.7)%		(6,050)

Net Assets 100.0%		$812,374

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $5,745 were out on loan in exchange for $5,957 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$5,247	U.S. Treasury Notes 1.125% due 06/30/2021	$(5,356)	$5,247	$5,248
Total Repurchase Agreements						$(5,356)	$5,247	$5,248

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
Ireland
Materials	$489	$0	$0	$489
Switzerland
Consumer Discretionary	13	0	0	13
United States
Communication Services	62,765	0	0	62,765
Consumer Discretionary	85,556	0	0	85,556
Consumer Staples	66,102	0	0	66,102
Energy	74,643	0	0	74,643
Financials	121,659	0	0	121,659
Health Care	111,351	0	0	111,351
Industrials	75,829	0	0	75,829
Information Technology	133,941	0	0	133,941
Materials	15,824	0	0	15,824
Real Estate	315	0	0	315
Utilities	48,151	0	0	48,151
Real Estate Investment Trusts
United States
Financials	1,158	0	0	1,158
Real Estate	9,174	0	0	9,174
Short-Term Instruments
Repurchase Agreements	0	5,247	0	5,247

	$806,970	$5,247	$0	$812,217
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	6,207	0	0	6,207

Total Investments	$813,177	$5,247	$0	$818,424

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 99.9% ¤

COMMON STOCKS 85.0%

UNITED KINGDOM 0.1%

MATERIALS 0.1%

Tronox Holdings PLC 'A' (a)	14,532	$191
Total United Kingdom		191

UNITED STATES 84.9%

COMMUNICATION SERVICES 3.5%

AMC Entertainment Holdings, Inc. 'A'	8,249	123
AMC Networks, Inc. 'A' (a)	2,805	159
ATN International, Inc.	1,183	67
Cable One, Inc.	53	52
Cars.com, Inc. (a)	12,608	287
Cincinnati Bell, Inc. (a)	17,684	169
Cogent Communications Holdings, Inc.	2,476	134
Consolidated Communications Holdings, Inc.	18,190	198
EW Scripps Co. 'A'	4,484	94
Gannett Co., Inc.	31,618	333
Gray Television, Inc. (a)	1,980	42
IDT Corp. 'B'	2,030	14
Iridium Communications, Inc. (a)	14,992	396
John Wiley & Sons, Inc. 'A'	6,277	278
Liberty TripAdvisor Holdings, Inc. 'A' (a)	11,896	169
Marcus Corp.	1,294	52
MDC Partners, Inc. 'A' (a)	8,296	19
Meredith Corp.	4,685	259
MSG Networks, Inc. 'A' (a)	624	14
National CineMedia, Inc.	25,662	181
New Media Investment Group, Inc.	5,958	63
Nexstar Media Group, Inc. 'A'	894	97
NII Holdings, Inc. (a)	63,507	124
Scholastic Corp.	4,017	160
Shenandoah Telecommunications Co.	522	23
Sinclair Broadcast Group, Inc. 'A'	7,014	270
Spok Holdings, Inc.	4,149	57
TechTarget, Inc. (a)	1,725	28
Tribune Publishing Co. (a)	6,489	77
Vonage Holdings Corp. (a)	14,471	145
WideOpenWest, Inc. (a)	8,616	78
World Wrestling Entertainment, Inc. 'A'	351	30
Yelp, Inc. (a)	2,531	87
Zynga, Inc. 'A' (a)	28,884	154
		4,433
CONSUMER DISCRETIONARY 17.5%

1-800-Flowers.com, Inc. 'A' (a)	1,091	20
Aaron's, Inc.	11,853	623
Acushnet Holdings Corp.	6,080	141
Adtalem Global Education, Inc. (a)	6,645	308
America's Car-Mart, Inc. (a)	1,030	94
American Axle & Manufacturing Holdings, Inc. (a)	9,762	140
American Outdoor Brands Corp. (a)	11,558	108
American Public Education, Inc. (a)	2,788	84
Asbury Automotive Group, Inc. (a)	6,544	454
At Home Group, Inc. (a)	495	9
Barnes & Noble Education, Inc. (a)	13,266	56
Barnes & Noble, Inc.	41,526	225
Bassett Furniture Industries, Inc.	1,083	18
Beazer Homes USA, Inc. (a)	8,240	95
Big 5 Sporting Goods Corp.	3,776	12
Biglari Holdings, Inc. 'A' (a)	7	5
BJ's Restaurants, Inc.	2,678	127
Bloomin' Brands, Inc.	12,715	260
Boot Barn Holdings, Inc. (a)	1,609	47
Boyd Gaming Corp.	5,214	143
Bridgepoint Education, Inc. (a)	9,191	56
Brinker International, Inc.	16,315	724
Buckle, Inc.	11,560	216

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Caleres, Inc.	4,858	120
Callaway Golf Co.	4,165	66
Camping World Holdings, Inc. 'A'	934	13
Career Education Corp. (a)	8,923	147
Carrols Restaurant Group, Inc. (a)	9,969	99
Carter's, Inc.	1,371	138
Cato Corp. 'A'	11,400	171
Cavco Industries, Inc. (a)	276	32
Cheesecake Factory, Inc.	5,089	249
Chegg, Inc. (a)	1,777	68
Chico's FAS, Inc.	71,444	305
Children's Place, Inc.	983	96
Churchill Downs, Inc.	1,400	126
Citi Trends, Inc.	2,830	55
Conn's, Inc. (a)	3,175	73
Container Store Group, Inc. (a)	7,452	66
Cooper Tire & Rubber Co.	12,516	374
Cooper-Standard Holding, Inc. (a)	2,113	99
Core-Mark Holding Co., Inc.	3,430	127
Cracker Barrel Old Country Store, Inc.	995	161
Crocs, Inc. (a)	8,277	213
Dana, Inc.	11,617	206
Dave & Buster's Entertainment, Inc.	3,270	163
Deckers Outdoor Corp. (a)	3,589	528
Denny's Corp. (a)	4,907	90
Designer Brands, Inc.	14,462	321
Dine Brands Global, Inc.	3,814	348
Dorman Products, Inc. (a)	1,390	122
Drive Shack, Inc. (a)	16,112	72
Eldorado Resorts, Inc. (a)	3,141	147
Ethan Allen Interiors, Inc.	4,646	89
Etsy, Inc. (a)	751	50
Express, Inc. (a)	33,209	142
Extended Stay America, Inc.	17,830	320
Fiesta Restaurant Group, Inc. (a)	1,713	22
Fox Factory Holding Corp. (a)	297	21
G-III Apparel Group Ltd. (a)	4,037	161
Genesco, Inc. (a)	13,380	609
Gentherm, Inc. (a)	2,014	74
GoPro, Inc. 'A' (a)	10,504	68
Graham Holdings Co. 'B'	743	508
Group 1 Automotive, Inc.	5,499	356
Groupon, Inc. (a)	80,816	287
Guess?, Inc.	15,000	294
Haverty Furniture Cos., Inc.	4,919	108
Helen of Troy Ltd. (a)	2,786	323
Hibbett Sports, Inc. (a)	9,792	223
Hilton Grand Vacations, Inc. (a)	4,981	154
Houghton Mifflin Harcourt Co. (a)	31,487	229
Hovnanian Enterprises, Inc. (a)	576	6
Hudson Ltd. 'A' (a)	5,624	77
International Speedway Corp. 'A'	2,627	115
iRobot Corp. (a)	1,060	125
Jack in the Box, Inc.	3,609	293
K12, Inc. (a)	5,429	185
KB Home	5,191	125
Kirkland's, Inc. (a)	7,774	55
La-Z-Boy, Inc.	5,991	198
Lands' End, Inc. (a)	4,647	77
Laureate Education, Inc. 'A' (a)	4,650	70
LCI Industries	1,226	94
LGI Homes, Inc. (a)	291	18
Libbey, Inc.	3,722	11
Liberty Expedia Holdings, Inc. 'A' (a)	6,147	263
Lithia Motors, Inc. 'A'	1,213	113
M/I Homes, Inc. (a)	4,064	108
Marriott Vacations Worldwide Corp.	1,321	124
MDC Holdings, Inc.	7,079	206
Meritage Homes Corp. (a)	3,455	154
Monro, Inc.	1,538	133
Movado Group, Inc.	3,038	111
Murphy USA, Inc. (a)	5,841	500
National Vision Holdings, Inc. (a)	587	18
Overstock.com, Inc. (a)	1,060	18
Oxford Industries, Inc.	1,619	122
Papa John's International, Inc.	612	32
Party City Holdco, Inc. (a)	10,668	85
Penn National Gaming, Inc. (a)	15,013	302
Pier 1 Imports, Inc. (a)	38,533	29
Red Robin Gourmet Burgers, Inc. (a)	2,426	70
Red Rock Resorts, Inc. 'A'	2,877	74
Regis Corp. (a)	8,823	174
Rent-A-Center, Inc. (a)	38,268	799
RH (a)	1,860	191
Ruth's Hospitality Group, Inc.	2,376	61
SeaWorld Entertainment, Inc. (a)	18,539	478

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Shoe Carnival, Inc.	3,368	115
Shutterfly, Inc. (a)	4,250	173
Shutterstock, Inc.	390	18
Sleep Number Corp. (a)	5,957	280
Sonic Automotive, Inc. 'A'	10,264	152
Sotheby's (a)	6,498	245
Sportsman's Warehouse Holdings, Inc. (a)	6,470	31
Stamps.com, Inc. (a)	204	17
Standard Motor Products, Inc.	1,396	69
Steven Madden Ltd.	5,763	195
Stoneridge, Inc. (a)	2,055	59
Strategic Education, Inc.	1,006	132
Sturm Ruger & Co., Inc.	2,213	117
Superior Industries International, Inc.	4,088	19
Tailored Brands, Inc.	9,422	74
Taylor Morrison Home Corp. 'A' (a)	5,912	105
Tempur Sealy International, Inc. (a)	4,138	239
Tenneco, Inc. 'A'	8,421	187
Thor Industries, Inc.	890	56
TopBuild Corp. (a)	1,760	114
Tower International, Inc.	2,920	61
Town Sports International Holdings, Inc. (a)	7,181	34
TravelCenters of America LLC (a)	2,880	12
TRI Pointe Group, Inc. (a)	5,403	68
Universal Electronics, Inc. (a)	621	23
Vera Bradley, Inc. (a)	7,342	97
Vista Outdoor, Inc. (a)	15,996	128
Vitamin Shoppe, Inc. (a)	14,024	99
Weight Watchers International, Inc. (a)	2,139	43
William Lyon Homes 'A' (a)	3,305	51
Wingstop, Inc.	713	54
Winnebago Industries, Inc.	849	26
Wolverine World Wide, Inc.	8,156	291
Zumiez, Inc. (a)	3,811	95
		21,891
CONSUMER STAPLES 4.3%

Andersons, Inc.	3,172	102
B&G Foods, Inc.	5,243	128
Boston Beer Co., Inc. 'A' (a)	636	188
Cal-Maine Foods, Inc.	1,819	81
Casey's General Stores, Inc.	1,705	220
Central Garden & Pet Co. 'A' (a)	2,831	66
Chefs' Warehouse, Inc. (a)	2,164	67
Coca-Cola Consolidated, Inc.	459	132
Cott Corp.	4,055	59
Darling Ingredients, Inc. (a)	11,624	252
Dean Foods Co.	62,992	191
Edgewell Personal Care Co. (a)	6,848	301
Energizer Holdings, Inc.	3,019	136
Fresh Del Monte Produce, Inc.	3,918	106
Hain Celestial Group, Inc. (a)	4,776	110
Hostess Brands, Inc. (a)	4,667	58
Ingles Markets, Inc. 'A'	4,193	116
Inter Parfums, Inc.	1,500	114
J&J Snack Foods Corp.	846	134
John B Sanfilippo & Son, Inc.	308	22
Lancaster Colony Corp.	536	84
Lifevantage Corp. (a)	2,688	38
Medifast, Inc.	646	82
Performance Food Group Co. (a)	11,877	471
PriceSmart, Inc.	1,270	75
Pyxus International, Inc. (a)	4,938	118
Sanderson Farms, Inc.	1,570	207
Smart & Final Stores, Inc. (a)	15,960	79
SpartanNash Co.	8,271	131
Sprouts Farmers Market, Inc. (a)	8,457	182
TreeHouse Foods, Inc. (a)	3,136	202
United Natural Foods, Inc. (a)	14,673	194
Universal Corp.	6,523	376
USANA Health Sciences, Inc. (a)	1,721	144
Vector Group Ltd.	12,141	131
WD-40 Co.	755	128
Weis Markets, Inc.	2,634	108
		5,333
ENERGY 3.8%

Arch Coal, Inc. 'A'	864	79
Archrock, Inc.	12,622	123
Basic Energy Services, Inc. (a)	4,358	17
Bristow Group, Inc. (a)	29,179	32
California Resources Corp. (a)	5,292	136
Callon Petroleum Co. (a)	1,925	15
CARBO Ceramics, Inc. (a)	5,107	18

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Clean Energy Fuels Corp. (a)	9,133	28
CNX Resources Corp. (a)	21,678	233
Delek U.S. Holdings, Inc.	5,144	187
Denbury Resources, Inc. (a)	41,065	84
Dorian LPG Ltd. (a)	9,806	63
Dril-Quip, Inc. (a)	5,658	259
EP Energy Corp. 'A' (a)	20,272	5
Exterran Corp. (a)	3,738	63
Extraction Oil & Gas, Inc. (a)	4,668	20
Forum Energy Technologies, Inc. (a)	8,029	41
Green Plains, Inc.	6,774	113
Gulfport Energy Corp. (a)	6,796	54
Helix Energy Solutions Group, Inc. (a)	17,811	141
International Seaways, Inc. (a)	6,012	103
ION Geophysical Corp. (a)	773	11
Kosmos Energy Ltd.	8,782	55
Lonestar Resources US, Inc. 'A' (a)	2,262	9
Matrix Service Co. (a)	3,264	64
McDermott International, Inc. (a)	11,707	87
Midstates Petroleum Co., Inc. (a)	3,156	31
NACCO Industries, Inc. 'A'	335	13
Navigator Holdings Ltd. (a)	3,498	38
Newpark Resources, Inc. (a)	3,417	31
Oasis Petroleum, Inc. (a)	24,501	148
Oil States International, Inc. (a)	9,213	156
Overseas Shipholding Group, Inc. 'A' (a)	23,148	53
Patterson-UTI Energy, Inc.	9,959	140
PDC Energy, Inc. (a)	2,732	111
Pioneer Energy Services Corp. (a)	20,909	37
QEP Resources, Inc. (a)	38,339	299
Renewable Energy Group, Inc. (a)	5,000	110
REX American Resources Corp. (a)	729	59
SandRidge Energy, Inc. (a)	11,800	95
SEACOR Marine Holdings, Inc. (a)	1,559	21
SemGroup Corp. 'A'	8,161	120
SM Energy Co.	8,873	155
Southwestern Energy Co. (a)	24,553	115
Superior Energy Services, Inc. (a)	58,912	275
TETRA Technologies, Inc. (a)	12,668	30
Tidewater, Inc. (a)	10,210	237
Unit Corp. (a)	4,327	62
W&T Offshore, Inc. (a)	11,698	81
World Fuel Services Corp.	9,413	272
		4,729
FINANCIALS 12.3%

Ambac Financial Group, Inc. (a)	18,729	339
American Equity Investment Life Holding Co.	15,392	416
AMERISAFE, Inc.	1,215	72
Artisan Partners Asset Management, Inc. 'A'	2,885	73
Associated Banc-Corp.	5,767	123
Axos Financial, Inc. (a)	2,089	61
Banc of California, Inc.	3,697	51
BancFirst Corp.	849	44
Bancorp, Inc. (a)	3,633	29
BancorpSouth Bank	5,438	153
Bank of Hawaii Corp.	3,144	248
Bank OZK	614	18
BankUnited, Inc.	2,640	88
Banner Corp.	2,382	129
Berkshire Hills Bancorp, Inc.	2,009	55
BGC Partners, Inc. 'A'	3,479	19
Blucora, Inc. (a)	2,648	88
Boston Private Financial Holdings, Inc.	5,791	63
Brookline Bancorp, Inc.	5,172	75
Bryn Mawr Bank Corp.	563	20
Cadence BanCorp	3,489	65
Camden National Corp.	1,017	42
Cannae Holdings, Inc. (a)	16,221	394
Capitol Federal Financial, Inc.	17,990	240
Cathay General Bancorp	4,087	139
Central Pacific Financial Corp.	3,908	113
City Holding Co.	934	71
Cohen & Steers, Inc.	1,757	74
Columbia Banking System, Inc.	3,308	108
Community Bank System, Inc.	2,618	157
Community Trust Bancorp, Inc.	1,399	57
Cowen, Inc. (a)	5,794	84
Customers Bancorp, Inc. (a)	3,137	57
CVB Financial Corp.	3,843	81
Dime Community Bancshares, Inc.	4,866	91
Donnelley Financial Solutions, Inc. (a)	8,724	130
Eagle Bancorp, Inc. (a)	640	32
eHealth, Inc. (a)	519	32
Employers Holdings, Inc.	1,670	67

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Encore Capital Group, Inc. (a)	2,393	65
Enova International, Inc. (a)	4,686	107
Enterprise Financial Services Corp.	665	27
Evercore, Inc. 'A'	1,233	112
EZCORP, Inc. 'A' (a)	13,541	126
FBL Financial Group, Inc. 'A'	1,140	72
Federal Agricultural Mortgage Corp. 'C'	914	66
Federated Investors, Inc. 'B'	12,112	355
Financial Institutions, Inc.	1,019	28
First Bancorp	983	34
First Busey Corp.	1,346	33
First Commonwealth Financial Corp.	8,448	106
First Community Bancshares, Inc.	806	27
First Defiance Financial Corp.	687	20
First Financial Bancorp	3,797	91
First Financial Bankshares, Inc.	1,544	89
First Financial Corp.	956	40
First Hawaiian, Inc.	3,806	99
First Interstate BancSystem, Inc. 'A'	2,107	84
First Merchants Corp.	1,958	72
First Midwest Bancorp, Inc.	3,633	74
FirstCash, Inc.	1,158	100
Flagstar Bancorp, Inc.	4,136	136
Flushing Financial Corp.	2,988	66
FNB Corp.	1,687	18
Fulton Financial Corp.	20,455	317
GAIN Capital Holdings, Inc.	2,338	15
Glacier Bancorp, Inc.	4,135	166
Great Southern Bancorp, Inc.	1,424	74
Great Western Bancorp, Inc.	2,184	69
Green Dot Corp. 'A' (a)	593	36
Greenhill & Co., Inc.	7,981	172
Hancock Holding Co.	1,544	62
HCI Group, Inc.	1,412	60
Heartland Financial USA, Inc.	1,212	52
Hercules Capital, Inc.	6,537	83
Heritage Financial Corp.	1,148	35
Heritage Insurance Holdings, Inc.	2,465	36
Hilltop Holdings, Inc.	4,432	81
Home BancShares, Inc.	1,032	18
HomeStreet, Inc. (a)	3,191	84
HomeTrust Bancshares, Inc.	927	23
Hope Bancorp, Inc.	5,109	67
Horace Mann Educators Corp.	2,857	101
Houlihan Lokey, Inc.	1,097	50
Independent Bank Corp.	1,230	100
International Bancshares Corp.	4,262	162
INTL FCStone, Inc. (a)	1,136	44
Investors Bancorp, Inc.	8,267	98
Kearny Financial Corp.	3,716	48
Kemper Corp.	1,537	117
Lakeland Financial Corp.	465	21
LegacyTexas Financial Group, Inc.	1,616	60
MBIA, Inc. (a)	46,207	440
Mercury General Corp.	2,174	109
MGIC Investment Corp. (a)	5,324	70
Moelis & Co. 'A'	681	28
National Bank Holdings Corp. 'A'	3,052	102
National General Holdings Corp.	1,790	43
National Western Life Group, Inc. 'A'	212	56
Navigators Group, Inc.	1,137	79
NBT Bancorp, Inc.	3,432	124
Nelnet, Inc. 'A'	2,981	164
Northfield Bancorp, Inc.	4,807	67
Northwest Bancshares, Inc.	13,086	222
Ocwen Financial Corp. (a)	60,020	109
Old National Bancorp	10,734	176
Oppenheimer Holdings, Inc. 'A'	3,582	93
Opus Bank	882	17
Oritani Financial Corp.	6,897	115
Park National Corp.	1,283	122
Piper Jaffray Cos.	1,479	108
PRA Group, Inc. (a)	5,515	148
ProAssurance Corp.	9,450	327
Provident Financial Services, Inc.	5,467	142
Radian Group, Inc.	2,209	46
Regional Management Corp. (a)	2,590	63
Renasant Corp.	2,544	86
RLI Corp.	1,181	85
S&T Bancorp, Inc.	2,258	89
Safety Insurance Group, Inc.	837	73
Sandy Spring Bancorp, Inc.	1,789	56
Selective Insurance Group, Inc.	2,231	141
Simmons First National Corp. 'A'	3,843	94
South State Corp.	1,100	75
Stewart Information Services Corp.	1,269	54

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Stifel Financial Corp.	2,712	143
TCF Financial Corp.	7,578	157
Tompkins Financial Corp.	813	62
Towne Bank	2,219	55
TriCo Bancshares	315	12
TrustCo Bank Corp.	8,756	68
Trustmark Corp.	6,283	211
UMB Financial Corp.	2,139	137
Union Bankshares Corp.	2,744	89
United Bankshares, Inc.	5,205	189
United Community Banks, Inc.	3,147	78
United Financial Bancorp, Inc.	3,810	55
United Fire Group, Inc.	1,467	64
Universal Insurance Holdings, Inc.	2,392	74
Valley National Bancorp	16,402	157
Virtus Investment Partners, Inc.	873	85
Waddell & Reed Financial, Inc. 'A'	29,113	503
Walker & Dunlop, Inc.	1,514	77
Washington Federal, Inc.	11,130	322
Washington Trust Bancorp, Inc.	528	25
Waterstone Financial, Inc.	1,873	31
WesBanco, Inc.	2,853	113
Westamerica Bancorporation	1,636	101
Wintrust Financial Corp.	276	19
World Acceptance Corp. (a)	2,370	278
WSFS Financial Corp.	2,720	105
		15,429

HEALTH CARE 5.4%

Acadia Healthcare Co., Inc. (a)	11,657	342
Acorda Therapeutics, Inc. (a)	5,511	73
Akorn, Inc. (a)	22,993	81
Allscripts Healthcare Solutions, Inc. (a)	16,964	162
AMAG Pharmaceuticals, Inc. (a)	10,168	131
Amedisys, Inc. (a)	1,528	188
Amicus Therapeutics, Inc. (a)	1,379	19
AMN Healthcare Services, Inc. (a)	2,447	115
Amneal Pharmaceuticals, Inc. (a)	1,996	28
AngioDynamics, Inc. (a)	5,475	125
Assertio Therapeutics, Inc. (a)	23,881	121
Avanos Medical, Inc. (a)	3,311	141
BioScrip, Inc. (a)	10,003	20
Cambrex Corp. (a)	1,440	56
Cantel Medical Corp.	231	15
Computer Programs & Systems, Inc.	2,063	61
CONMED Corp.	2,383	198
Diplomat Pharmacy, Inc. (a)	4,767	28
Emergent BioSolutions, Inc. (a)	2,832	143
Enanta Pharmaceuticals, Inc. (a)	511	49
Ensign Group, Inc.	3,344	171
Evolent Health, Inc. (a)	1,364	17
Genomic Health, Inc. (a)	292	20
Hanger, Inc. (a)	3,449	66
HMS Holdings Corp. (a)	5,291	157
Horizon Pharma PLC (a)	10,973	290
Integer Holdings Corp. (a)	2,501	189
Integra LifeSciences Holdings Corp. (a)	717	40
Invacare Corp.	9,297	78
Lannett Co., Inc. (a)	5,408	43
LHC Group, Inc. (a)	1,476	164
Ligand Pharmaceuticals, Inc. (a)	257	32
Luminex Corp.	2,906	67
Magellan Health, Inc. (a)	3,018	199
Medicines Co. (a)	2,143	60
Medpace Holdings, Inc. (a)	1,703	100
Meridian Bioscience, Inc.	5,270	93
Merit Medical Systems, Inc. (a)	2,256	140
Myriad Genetics, Inc. (a)	12,164	404
National HealthCare Corp.	1,858	141
Natus Medical, Inc. (a)	2,802	71
Neogen Corp. (a)	883	51
NextGen Healthcare, Inc. (a)	7,580	128
NuVasive, Inc. (a)	3,160	179
Omnicell, Inc. (a)	909	73
OPKO Health, Inc. (a)	30,892	81
Orthofix Medical, Inc. (a)	1,688	95
Owens & Minor, Inc.	41,460	170
PDL BioPharma, Inc. (a)	71,946	268
Prestige Consumer Healthcare, Inc. (a)	5,097	152
Providence Service Corp. (a)	954	64
Quidel Corp. (a)	725	47
Quorum Health Corp. (a)	5,674	8
R1 RCM, Inc. (a)	8,277	80
RadNet, Inc. (a)	5,552	69
Retrophin, Inc. (a)	740	17

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Select Medical Holdings Corp. (a)	17,338	244
Spectrum Pharmaceuticals, Inc. (a)	1,920	21
Surgery Partners, Inc. (a)	1,547	17
SurModics, Inc. (a)	975	42
Tivity Health, Inc. (a)	3,070	54
U.S. Physical Therapy, Inc.	999	105
Varex Imaging Corp. (a)	3,753	127
		6,730

INDUSTRIALS 17.0%

AAR Corp.	3,568	116
ABM Industries, Inc.	3,850	140
ACCO Brands Corp.	13,434	115
Actuant Corp. 'A'	10,255	250
Advanced Disposal Services, Inc. (a)	6,025	169
Advanced Drainage Systems, Inc.	875	23
Aegion Corp. (a)	5,376	94
Aerojet Rocketdyne Holdings, Inc. (a)	650	23
Aerovironment, Inc. (a)	789	54
Air Transport Services Group, Inc. (a)	2,752	63
Aircastle Ltd.	15,017	304
Alamo Group, Inc.	126	13
Albany International Corp. 'A'	1,123	80
Allegiant Travel Co.	1,462	189
American Woodmark Corp. (a)	275	23
Apogee Enterprises, Inc.	1,466	55
Applied Industrial Technologies, Inc.	3,523	210
ArcBest Corp.	4,323	133
Armstrong Flooring, Inc. (a)	5,977	81
Armstrong World Industries, Inc.	4,736	376
ASGN, Inc. (a)	1,191	76
Astec Industries, Inc.	1,198	45
Astronics Corp. (a)	1,104	36
Atkore International Group, Inc. (a)	7,269	156
Atlas Air Worldwide Holdings, Inc. (a)	3,456	175
Axon Enterprise, Inc. (a)	950	52
AZZ, Inc.	1,633	67
Barnes Group, Inc.	2,600	134
Beacon Roofing Supply, Inc. (a)	1,230	40
BlueLinx Holdings, Inc. (a)	2,504	67
BMC Stock Holdings, Inc. (a)	4,801	85
Brady Corp. 'A'	4,775	222
Briggs & Stratton Corp.	10,668	126
Brink's Co.	1,434	108
Builders FirstSource, Inc. (a)	9,862	132
CAI International, Inc. (a)	3,278	76
Casella Waste Systems, Inc. 'A' (a)	2,283	81
CBIZ, Inc. (a)	3,418	69
Chart Industries, Inc. (a)	2,237	202
Civeo Corp. (a)	23,406	49
Clean Harbors, Inc. (a)	5,474	392
Comfort Systems USA, Inc.	1,983	104
Continental Building Products, Inc. (a)	2,127	53
Covanta Holding Corp.	19,159	332
Covenant Transportation Group, Inc. 'A' (a)	1,343	25
CRA International, Inc.	607	31
Cubic Corp.	1,228	69
Deluxe Corp.	5,419	237
Douglas Dynamics, Inc.	759	29
Ducommun, Inc. (a)	693	30
DXP Enterprises, Inc. (a)	1,266	49
Dycom Industries, Inc. (a)	1,427	66
Echo Global Logistics, Inc. (a)	1,043	26
EMCOR Group, Inc.	552	40
Encore Wire Corp.	1,267	72
EnerSys	4,131	269
Ennis, Inc.	3,808	79
EnPro Industries, Inc.	599	39
ESCO Technologies, Inc.	1,235	83
Exponent, Inc.	2,076	120
Federal Signal Corp.	3,322	86
Forward Air Corp.	1,455	94
Franklin Electric Co., Inc.	2,098	107
FTI Consulting, Inc. (a)	4,650	357
GATX Corp.	7,238	553
Generac Holdings, Inc. (a)	7,208	369
Gibraltar Industries, Inc. (a)	1,963	80
Global Brass & Copper Holdings, Inc.	2,761	95
GMS, Inc. (a)	3,604	54
Granite Construction, Inc.	1,889	81
Great Lakes Dredge & Dock Corp. (a)	2,384	21
Greenbrier Cos., Inc.	4,500	145
Griffon Corp.	8,946	165
H&E Equipment Services, Inc.	6,489	163
Harsco Corp. (a)	6,781	137

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Hawaiian Holdings, Inc.	6,302	165
HC2 Holdings, Inc. (a)	4,701	12
Healthcare Services Group, Inc.	1,675	55
Heartland Express, Inc.	2,844	55
Heidrick & Struggles International, Inc.	3,760	144
Herc Holdings, Inc. (a)	2,669	104
Herman Miller, Inc.	4,930	173
Hillenbrand, Inc.	3,350	139
HNI Corp.	6,508	236
Hub Group, Inc. 'A' (a)	2,088	85
Huron Consulting Group, Inc. (a)	2,862	135
Hyster-Yale Materials Handling, Inc.	811	51
ICF International, Inc.	2,256	172
InnerWorkings, Inc. (a)	11,971	43
Insperity, Inc.	1,184	146
Interface, Inc.	5,451	83
JELD-WEN Holding, Inc. (a)	814	14
John Bean Technologies Corp.	557	51
Kaman Corp.	2,674	156
KBR, Inc.	5,438	104
Kelly Services, Inc. 'A'	6,967	154
Kennametal, Inc.	3,024	111
KeyW Holding Corp. (a)	2,767	24
Kforce, Inc.	5,255	185
Knoll, Inc.	5,190	98
Korn Ferry	3,102	139
Lindsay Corp.	1,053	102
LSC Communications, Inc.	17,620	115
Marten Transport Ltd.	2,489	44
Masonite International Corp. (a)	1,414	71
MasTec, Inc. (a)	2,081	100
Matson, Inc.	4,359	157
Matthews International Corp. 'A'	2,136	79
McGrath RentCorp	2,434	138
Meritor, Inc. (a)	3,690	75
Milacron Holdings Corp. (a)	7,957	90
Mobile Mini, Inc.	3,532	120
Moog, Inc. 'A'	4,709	409
MRC Global, Inc. (a)	13,023	228
MSA Safety, Inc.	1,556	161
Mueller Industries, Inc.	8,866	278
Mueller Water Products, Inc. 'A'	7,665	77
MYR Group, Inc. (a)	2,659	92
National Presto Industries, Inc.	710	77
Navigant Consulting, Inc.	7,393	144
Navistar International Corp. (a)	425	14
NOW, Inc. (a)	11,124	155
Primoris Services Corp.	3,131	65
Proto Labs, Inc. (a)	585	61
Quad/Graphics, Inc.	11,074	132
Quanex Building Products Corp.	1,831	29
Raven Industries, Inc.	669	26
RBC Bearings, Inc. (a)	546	69
Regal Beloit Corp.	5,137	421
Resources Connection, Inc.	7,914	131
Rexnord Corp. (a)	9,982	251
RR Donnelley & Sons Co.	44,225	209
Rush Enterprises, Inc. 'A'	3,217	134
Saia, Inc. (a)	1,757	107
Schneider National, Inc. 'B'	2,086	44
SEACOR Holdings, Inc. (a)	2,578	109
Simpson Manufacturing Co., Inc.	2,510	149
SiteOne Landscape Supply, Inc. (a)	1,504	86
SkyWest, Inc.	5,826	316
SP Plus Corp. (a)	518	18
Spirit Airlines, Inc. (a)	6,940	367
SPX Corp. (a)	859	30
SPX FLOW, Inc. (a)	4,897	156
Standex International Corp.	750	55
Steelcase, Inc. 'A'	17,089	249
Sunrun, Inc. (a)	7,121	100
Team, Inc. (a)	2,266	40
Tennant Co.	1,421	88
Terex Corp.	9,130	293
Tetra Tech, Inc.	2,399	143
Textainer Group Holdings Ltd. (a)	7,552	73
Thermon Group Holdings, Inc. (a)	2,372	58
Timken Co.	4,380	191
Titan Machinery, Inc. (a)	5,543	86
Trex Co., Inc. (a)	936	58
TriMas Corp. (a)	2,370	72
TriNet Group, Inc. (a)	636	38
Triumph Group, Inc.	10,574	202
TrueBlue, Inc. (a)	4,252	101
Tutor Perini Corp. (a)	6,833	117
UniFirst Corp.	949	146

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Univar, Inc. (a)	13,848	307
Universal Forest Products, Inc.	2,348	70
Valmont Industries, Inc.	2,601	338
Veritiv Corp. (a)	4,822	127
Viad Corp.	646	36
Wabash National Corp.	6,274	85
Watts Water Technologies, Inc. 'A'	1,859	150
Welbilt, Inc. (a)	6,470	106
Werner Enterprises, Inc.	3,390	116
Wesco Aircraft Holdings, Inc. (a)	8,898	78
YRC Worldwide, Inc. (a)	18,031	121
		21,275

INFORMATION TECHNOLOGY 11.2%

3D Systems Corp. (a)	3,070	33
8x8, Inc. (a)	912	18
ACI Worldwide, Inc. (a)	7,860	258
ADTRAN, Inc.	12,009	164
Advanced Energy Industries, Inc. (a)	1,183	59
Ambarella, Inc. (a)	535	23
Amkor Technology, Inc. (a)	19,778	169
Anixter International, Inc. (a)	5,521	310
Arlo Technologies, Inc. (a)	32,315	133
Avid Technology, Inc. (a)	5,575	42
AVX Corp.	4,437	77
Badger Meter, Inc.	1,091	61
Belden, Inc.	3,438	185
Benchmark Electronics, Inc.	7,576	199
Blackbaud, Inc.	513	41
Bottomline Technologies de, Inc. (a)	1,684	84
Brooks Automation, Inc.	3,413	100
Cabot Microelectronics Corp.	1,650	185
CACI International, Inc. 'A' (a)	693	126
Calix, Inc. (a)	2,552	20
Ciena Corp. (a)	5,700	213
Cirrus Logic, Inc. (a)	4,656	196
Coherent, Inc. (a)	479	68
CommVault Systems, Inc. (a)	2,078	135
Comtech Telecommunications Corp.	6,492	151
CoreLogic, Inc. (a)	6,229	232
Cray, Inc. (a)	4,124	107
Cree, Inc. (a)	3,412	195
CSG Systems International, Inc.	3,817	161
CTS Corp.	1,969	58
Diebold Nixdorf, Inc.	24,379	270
Digi International, Inc. (a)	3,538	45
Diodes, Inc. (a)	2,921	101
Eastman Kodak Co. (a)	4,099	12
Ebix, Inc.	987	49
Electronics For Imaging, Inc. (a)	5,228	141
Ellie Mae, Inc. (a)	287	28
Entegris, Inc.	1,491	53
Envestnet, Inc. (a)	1,204	79
ePlus, Inc. (a)	1,080	96
ExlService Holdings, Inc. (a)	1,042	63
FARO Technologies, Inc. (a)	1,525	67
Finisar Corp. (a)	7,333	170
FireEye, Inc. (a)	4,672	78
Fitbit, Inc. 'A' (a)	33,184	196
Harmonic, Inc. (a)	18,502	100
II-VI, Inc. (a)	2,112	79
Infinera Corp. (a)	15,407	67
Insight Enterprises, Inc. (a)	6,862	378
Integrated Device Technology, Inc. (a)	2,009	98
InterDigital, Inc.	1,435	95
Itron, Inc. (a)	2,542	119
j2 Global, Inc.	1,757	152
KEMET Corp.	2,768	47
Knowles Corp. (a)	12,790	225
Lattice Semiconductor Corp. (a)	5,401	64
LiveRamp Holdings, Inc. (a)	1,866	102
Lumentum Holdings, Inc. (a)	1,517	86
Manhattan Associates, Inc. (a)	3,872	213
ManTech International Corp. 'A'	2,153	116
Media General, Inc. CVR «	2,855	0
Methode Electronics, Inc.	2,287	66
MicroStrategy, Inc. 'A' (a)	950	137
MoneyGram International, Inc. (a)	9,960	20
Monotype Imaging Holdings, Inc.	882	18
MTS Systems Corp.	1,093	59
NCR Corp. (a)	9,209	251
NETGEAR, Inc. (a)	3,124	103
NetScout Systems, Inc. (a)	13,167	370
NIC, Inc.	3,800	65
Novanta, Inc. (a)	838	71

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

OneSpan, Inc. (a)	939	18
OSI Systems, Inc. (a)	1,354	119
Park Electrochemical Corp.	4,305	68
PC Connection, Inc.	1,005	37
PCM, Inc. (a)	1,691	62
Perficient, Inc. (a)	2,839	78
Photronics, Inc. (a)	13,930	132
Plantronics, Inc.	4,156	192
Plexus Corp. (a)	2,278	139
Power Integrations, Inc.	922	64
Presidio, Inc.	5,893	87
Progress Software Corp.	5,925	263
Qualys, Inc. (a)	470	39
Rambus, Inc. (a)	6,487	68
Rogers Corp. (a)	627	100
Rubicon Project, Inc. (a)	6,849	42
Rudolph Technologies, Inc. (a)	2,041	47
Sanmina Corp. (a)	10,590	305
ScanSource, Inc. (a)	3,643	130
Science Applications International Corp.	3,157	243
Semtech Corp. (a)	2,703	138
Silicon Laboratories, Inc. (a)	902	73
SPS Commerce, Inc. (a)	213	23
Stratasys Ltd. (a)	2,859	68
SunPower Corp. (a)	3,100	20
Sykes Enterprises, Inc. (a)	4,170	118
Synaptics, Inc. (a)	5,452	217
Synchronoss Technologies, Inc. (a)	6,458	39
SYNNEX Corp.	3,418	326
Tech Data Corp. (a)	5,894	604
TiVo Corp.	19,462	181
TTEC Holdings, Inc.	1,114	40
TTM Technologies, Inc. (a)	11,772	138
Unisys Corp. (a)	22,473	262
Veeco Instruments, Inc. (a)	3,093	33
Verint Systems, Inc. (a)	5,059	303
Versum Materials, Inc.	1,059	53
ViaSat, Inc. (a)	1,972	153
Viavi Solutions, Inc. (a)	7,859	97
Virtusa Corp. (a)	1,653	88
Vishay Intertechnology, Inc.	16,240	300
Xperi Corp.	8,438	197
		14,056
MATERIALS 5.4%

A Schulman, Inc. «	1,831	1
AdvanSix, Inc. (a)	2,244	64
AK Steel Holding Corp. (a)	20,118	55
Allegheny Technologies, Inc. (a)	3,635	93
Boise Cascade Co.	2,286	61
Cabot Corp.	2,827	118
Carpenter Technology Corp.	2,863	131
Clearwater Paper Corp. (a)	7,585	148
Cleveland-Cliffs, Inc.	40,477	404
Commercial Metals Co.	15,017	256
Compass Minerals International, Inc.	2,571	140
Element Solutions, Inc.	38,602	390
Ferro Corp. (a)	675	13
Flotek Industries, Inc. (a)	6,883	22
FutureFuel Corp.	3,143	42
GCP Applied Technologies, Inc. (a)	4,450	132
Gold Resource Corp.	7,468	29
Graphic Packaging Holding Co.	19,237	243
Greif, Inc. 'A'	5,320	219
HB Fuller Co.	3,652	178
Hecla Mining Co.	16,940	39
Ingevity Corp. (a)	905	96
Innophos Holdings, Inc.	4,800	145
Innospec, Inc.	1,151	96
Kaiser Aluminum Corp.	1,383	145
Koppers Holdings, Inc. (a)	1,786	46
Kraton Corp. (a)	753	24
Louisiana-Pacific Corp.	4,319	105
LSB Industries, Inc. (a)	2,111	13
Materion Corp.	1,853	106
Minerals Technologies, Inc.	1,869	110
Myers Industries, Inc.	3,355	57
Neenah Paper, Inc.	1,029	66
Olin Corp.	3,514	81
OMNOVA Solutions, Inc. (a)	3,682	26
Owens-Illinois, Inc.	30,202	573
PH Glatfelter Co.	7,413	105
PolyOne Corp.	8,618	253
Quaker Chemical Corp.	497	100
Rayonier Advanced Materials, Inc.	4,745	64

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Ryerson Holding Corp. (a)	8,456	72
Schnitzer Steel Industries, Inc. 'A'	902	22
Schweitzer-Mauduit International, Inc.	4,214	163
Scotts Miracle-Gro Co.	911	72
Sensient Technologies Corp.	4,239	287
Silgan Holdings, Inc.	13,550	401
Stepan Co.	1,131	99
Summit Materials, Inc. 'A' (a)	5,785	92
SunCoke Energy, Inc. (a)	10,495	89
TimkenSteel Corp. (a)	1,349	15
Tredegar Corp.	855	14
Trinseo S.A.	2,109	96
Valvoline, Inc.	2,533	47
Verso Corp. (a)	6,018	129
Warrior Met Coal, Inc.	1,470	45
Worthington Industries, Inc.	4,456	166
		6,798

REAL ESTATE 0.6%

Alexander & Baldwin, Inc.	4,846	123
HFF, Inc. 'A'	2,169	104
Kennedy-Wilson Holdings, Inc.	5,904	126
New York REIT, Inc. «	4,082	86
Realogy Holdings Corp.	17,321	198
St. Joe Co. (a)	3,636	60
		697

UTILITIES 3.9%

ALLETE, Inc.	4,390	361
American States Water Co.	2,388	170
Atlantic Power Corp. (a)	16,263	41
Avista Corp.	9,427	383
Black Hills Corp.	2,802	208
California Water Service Group	3,018	164
Chesapeake Utilities Corp.	935	85
Clearway Energy, Inc. 'C'	7,115	107
El Paso Electric Co.	5,553	327
MGE Energy, Inc.	2,735	186
New Jersey Resources Corp.	1,314	65
Northwest Natural Holding Co.	1,934	127
NorthWestern Corp.	6,552	461
ONE Gas, Inc.	2,108	188
Ormat Technologies, Inc.	1,359	75
Otter Tail Corp.	4,082	203
Pattern Energy Group, Inc. 'A'	8,962	197
PNM Resources, Inc.	10,933	518
SJW Group	1,279	79
South Jersey Industries, Inc.	6,359	204
Southwest Gas Holdings, Inc.	4,687	386
Spire, Inc.	2,610	215
TerraForm Power, Inc. 'A'	6,505	89
Unitil Corp.	1,812	98
		4,937
Total United States		106,308
Total Common Stocks (Cost $91,373)		106,499

REAL ESTATE INVESTMENT TRUSTS 14.2%

UNITED STATES 14.2%

FINANCIALS 2.8%

AG Mortgage Investment Trust, Inc.	5,160	87
Anworth Mortgage Asset Corp.	28,877	117
Apollo Commercial Real Estate Finance, Inc.	6,890	126
Arbor Realty Trust, Inc.	3,016	39
Ares Commercial Real Estate Corp.	3,700	56
ARMOUR Residential REIT, Inc.	898	18
Blackstone Mortgage Trust, Inc. 'A'	3,453	119
Capstead Mortgage Corp.	33,921	292
Dynex Capital, Inc.	19,564	119
Exantas Capital Corp.	8,964	95
Granite Point Mortgage Trust, Inc.	1,070	20
Invesco Mortgage Capital, Inc.	19,698	311
Ladder Capital Corp.	7,998	136
MFA Financial, Inc.	69,249	504
New York Mortgage Trust, Inc.	30,765	187
PennyMac Mortgage Investment Trust	20,240	419
Ready Capital Corp.	1,227	18
Redwood Trust, Inc.	15,357	248
TPG RE Finance Trust, Inc.	3,981	78
Two Harbors Investment Corp.	30,098	407

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Western Asset Mortgage Capital Corp.	9,015	92
		3,488

REAL ESTATE 11.4%
Acadia Realty Trust	2,631	72
Agree Realty Corp.	739	51
Alexander's, Inc.	103	39
American Assets Trust, Inc.	2,648	121
Apple Hospitality REIT, Inc.	11,051	180
Ashford Hospitality Trust, Inc.	28,392	135
Braemar Hotels & Resorts, Inc.	6,481	79
Brandywine Realty Trust	19,612	311
CareTrust REIT, Inc.	3,771	88
CBL & Associates Properties, Inc.	136,990	212
Cedar Realty Trust, Inc.	17,009	58
Chatham Lodging Trust	4,902	94
Chesapeake Lodging Trust	7,481	208
Colony Capital, Inc.	2,898	15
Columbia Property Trust, Inc.	26,339	593
CorEnergy Infrastructure Trust, Inc.	1,407	52
CorePoint Lodging, Inc.	1,684	19
Corporate Office Properties Trust	8,355	228
Cousins Properties, Inc.	6,976	67
DiamondRock Hospitality Co.	29,819	323
EastGroup Properties, Inc.	1,278	143
Empire State Realty Trust, Inc. 'A'	6,926	109
Equity Commonwealth	9,221	301
First Industrial Realty Trust, Inc.	2,304	81
Four Corners Property Trust, Inc.	729	22
Franklin Street Properties Corp.	19,209	138
GEO Group, Inc.	16,883	324
Getty Realty Corp.	2,604	83
Global Net Lease, Inc.	6,282	119
Healthcare Realty Trust, Inc.	7,824	251
Hersha Hospitality Trust	8,621	148
Independence Realty Trust, Inc.	2,128	23
Industrial Logistics Properties Trust	6,202	125
InfraREIT, Inc.	3,269	69
Investors Real Estate Trust	2,248	135
iStar Inc.	6,950	59
Kite Realty Group Trust	10,975	176
Lexington Realty Trust	34,521	313
LTC Properties, Inc.	2,613	120
Mack-Cali Realty Corp.	12,139	270
National Health Investors, Inc.	1,525	120
National Storage Affiliates Trust	2,354	67
New Senior Investment Group, Inc.	30,495	166
NorthStar Realty Europe Corp.	5,192	90
Office Properties Income Trust	5,373	149
Outfront Media, Inc.	23,786	557
Paramount Group, Inc.	23,078	328
Pebblebrook Hotel Trust	14,008	435
Pennsylvania Real Estate Investment Trust	14,492	91
Physicians Realty Trust	6,282	118
Piedmont Office Realty Trust, Inc. 'A'	25,152	524
Potlatch Corp.	1,562	59
Preferred Apartment Communities, Inc. 'A'	4,432	66
PS Business Parks, Inc.	1,071	168
QTS Realty Trust, Inc. 'A'	2,730	123
Rayonier, Inc.	3,371	106
Retail Opportunity Investments Corp.	6,967	121
Retail Properties of America, Inc. 'A'	38,244	466
Rexford Industrial Realty, Inc.	785	28
RLJ Lodging Trust	20,939	368
RPT Realty	11,597	139
Sabra Health Care REIT, Inc.	5,890	115
Seritage Growth Properties 'A'	2,702	120
SITE Centers Corp.	27,263	371
Spirit Realty Capital, Inc.	8,340	331
STAG Industrial, Inc.	4,596	136
Summit Hotel Properties, Inc.	6,999	80
Sunstone Hotel Investors, Inc.	18,970	273
Tanger Factory Outlet Centers, Inc.	7,405	155
Taubman Centers, Inc.	4,641	245
Terreno Realty Corp.	940	40
Tier REIT, Inc.	6,519	187
Uniti Group, Inc.	26,608	298
Urban Edge Properties	5,004	95
Urstadt Biddle Properties, Inc. 'A'	608	13
Washington Prime Group, Inc.	93,860	530
Washington Real Estate Investment Trust	5,817	165
Weingarten Realty Investors	10,762	316
Whitestone REIT	2,796	34

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

Xenia Hotels & Resorts, Inc.	24,657	540
		14,287
Total Real Estate Investment Trusts (Cost $17,699)		17,775

RIGHTS 0.1%

CANADA 0.1%

MATERIALS 0.1%

Pan American Silver Corp. - Exp. 02/29/2022	85,406	56
Total Rights (Cost $18)		56

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (d) 0.6%
		755

Total Short-Term Instruments (Cost $755)		755
Total Investments in Securities (Cost $109,845)		125,085

INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 1.1%

PIMCO Government Money Market Fund (b)(c)	1,411,666	1,412
Total Short-Term Instruments (Cost $1,412)		1,412
Total Investments in Affiliates (Cost $1,412)		1,412
Total Investments 101.0% (Cost $111,257)		$126,497
Other Assets and Liabilities, net (1.0)%		(1,227)
Net Assets 100.0%		$125,270

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $1,278 were out on loan in exchange for $1,372 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$755	U.S. Treasury Notes 1.125% due 06/30/2021	$(774)	$755	$755
Total Repurchase Agreements						$(774)	$755	$755

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
United Kingdom
Materials	$191	$0	$0	$191
United States
Communication Services	4,433	0	0	4,433
Consumer Discretionary	21,891	0	0	21,891
Consumer Staples	5,333	0	0	5,333
Energy	4,729	0	0	4,729
Financials	15,429	0	0	15,429
Health Care	6,730	0	0	6,730
Industrials	21,275	0	0	21,275
Information Technology	14,056	0	0	14,056
Materials	6,797	0	1	6,798
Real Estate	611	0	86	697
Utilities	4,937	0	0	4,937
Real Estate Investment Trusts
United States
Financials	3,488	0	0	3,488
Real Estate	14,287	0	0	14,287
Rights
Canada
Materials	0	56	0	56
Short-Term Instruments
Repurchase Agreements	0	755	0	755

	$124,187	$811	$87	$125,085
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	1,412	0	0	1,412

Total Investments	$125,599	$811	$87	$126,497

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 98.5% ¤

COMMON STOCKS 90.0%

BRAZIL 7.7%

CONSUMER DISCRETIONARY 0.3%

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	27,200	$113
Grendene S.A.	28,500	61
Kroton Educacional S.A.	54,450	148
Lojas Renner S.A.	66,800	747
Petrobras Distribuidora S.A.	37,500	222
		1,291

CONSUMER STAPLES 1.5%

Ambev S.A. ADR	381,228	1,639
Atacadao Distribuicao Comercio e Industria Ltda	6,700	35
BRF S.A. (a)	148,200	857
JBS S.A.	563,200	2,290
M Dias Branco S.A.	8,200	91
Natura Cosmeticos S.A.	40,400	468
Raia Drogasil S.A.	9,700	162
		5,542

ENERGY 1.3%

Cosan S.A. Industria e Comercio	6,200	68
Petroleo Brasileiro S.A. SP - ADR	255,512	4,068
Ultrapar Participacoes S.A.	73,000	876
		5,012

FINANCIALS 1.4%

B3 S.A. - Brasil Bolsa Balcao	114,100	936
Banco Bradesco S.A. ADR	126,856	1,384
Banco BTG Pactual S.A.	44,800	414
Banco do Brasil S.A.	153,100	1,905
Banco Santander Brasil S.A. ADR	16,564	186
BB Seguridade Participacoes S.A.	50,200	340
Porto Seguro S.A.	8,100	111
Sul America S.A.	9,000	69
		5,345
HEALTH CARE 0.0%

Hypermarcas S.A.	22,800	151

INDUSTRIALS 0.3%

CCR S.A.	49,300	148
Embraer S.A. SP - ADR	29,032	552
WEG S.A.	91,430	420
		1,120
MATERIALS 2.4%

Cia Siderurgica Nacional S.A.	180,800	750
Klabin S.A.	40,200	175
Suzano Papel e Celulose S.A.	27,199	323
Vale S.A. SP - ADR	608,634	7,949
		9,197
REAL ESTATE 0.0%

BR Malls Participacoes S.A.	9,700	31

UTILITIES 0.5%

AES Tiete Energia S.A.	75,600	214
Cia de Saneamento Basico do Estado de Sao Paulo ADR	18,210	193
Cia de Saneamento de Minas Gerais-COPASA	6,900	107
EDP - Energias do Brasil S.A.	7,100	31
Energisa S.A.	19,300	200
Engie Brasil Energia S.A.	54,525	595

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Light S.A.	29,000	152
Transmissora Alianca de Energia Eletrica S.A.	40,900	259
		1,751
Total Brazil		29,440

CHILE 1.5%

COMMUNICATION SERVICES 0.1%

Empresa Nacional de Telecomunicaciones S.A.	18,366	191
CONSUMER DISCRETIONARY 0.1%
SACI Falabella	65,563	488

CONSUMER STAPLES 0.4%

Cencosud S.A.	366,600	635
Cia Cervecerias Unidas S.A. SP - ADR	25,409	748
		1,383

ENERGY 0.1%

Empresas COPEC S.A.	42,286	537

FINANCIALS 0.3%

Banco de Chile	3,759,524	553
Banco de Credito e Inversiones	3,215	206
Banco Santander Chile ADR	6,663	198
Itau CorpBanca	20,525,793	181
		1,138

MATERIALS 0.2%

CAP S.A.	12,505	148
Empresas CMPC S.A.	118,197	417
Sociedad Quimica y Minera de Chile S.A. SP - ADR	4,963	191
		756

UTILITIES 0.3%

AES Gener S.A.	484,924	130
Aguas Andinas S.A. 'A'	445,868	254
Colbun S.A.	1,046,932	237
Enel Americas S.A.	1,682,839	299
Enel Chile S.A.	2,778,336	291
Engie Energia Chile S.A.	47,867	92
		1,303
Total Chile		5,796

CHINA 8.8%

COMMUNICATION SERVICES 0.5%

China Communications Services Corp. Ltd. 'H'	564,000	504
China Telecom Corp. Ltd. 'H'	2,660,000	1,480
		1,984
CONSUMER DISCRETIONARY 0.9%

ANTA Sports Products Ltd.	104,000	709
GOME Retail Holdings Ltd.	1,706,000	159
Great Wall Motor Co. Ltd. 'H'	326,500	246
Shenzhou International Group Holdings Ltd.	96,000	1,290
Yum China Holdings, Inc.	23,504	1,055
Zhongsheng Group Holdings Ltd.	25,500	63
		3,522
CONSUMER STAPLES 0.8%

Dali Foods Group Co. Ltd.	275,000	205
Hengan International Group Co. Ltd.	114,000	999
Tingyi Cayman Islands Holding Corp.	290,000	479
Tsingtao Brewery Co. Ltd. 'H'	30,000	141
Uni-President China Holdings Ltd.	233,000	229
Want Want China Holdings Ltd.	1,192,000	992
		3,045
ENERGY 2.3%

China Oilfield Services Ltd. 'H'	76,000	82

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

China Petroleum & Chemical Corp. 'H'	5,540,000	4,397
China Shenhua Energy Co. Ltd. 'H'	295,500	675
CNOOC Ltd.	1,629,000	3,034
PetroChina Co. Ltd. 'H'	892,000	584
		8,772

FINANCIALS 0.9%

Bank of Communications Co. Ltd. 'H'	40,000	33
China CITIC Bank Corp. Ltd. 'H'	175,000	112
China Everbright Bank Co. Ltd. 'H'	68,000	32
China Galaxy Securities Co. Ltd. 'H'	306,500	202
China Huarong Asset Management Co. Ltd. 'H'	536,000	114
China International Capital Corp. Ltd. 'H'	48,000	111
China Life Insurance Co. Ltd. 'H'	230,000	620
China Merchants Bank Co. Ltd. 'H'	158,000	770
China Minsheng Banking Corp. Ltd. 'H'	51,000	37
China Reinsurance Group Corp. 'H'	825,000	175
CITIC Securities Co. Ltd. 'H'	84,500	197
GF Securities Co. Ltd. 'H'	115,434	166
Guotai Junan Securities Co. Ltd. 'H'	21,800	49
Haitong Securities Co. Ltd. 'H'	112,000	145
Huatai Securities Co. Ltd. 'H'	96,863	194
New China Life Insurance Co. Ltd. 'H'	20,100	103
PICC Property & Casualty Co. Ltd. 'H'	180,000	205
Postal Savings Bank of China Co. Ltd. 'H'	271,000	155
		3,420

HEALTH CARE 0.2%

China Resources Pharmaceutical Group Ltd.	151,000	213
CSPC Pharmaceutical Group Ltd.	104,000	194
Sinopharm Group Co. Ltd. 'H'	60,800	254
		661

INDUSTRIALS 0.7%

AviChina Industry & Technology Co. Ltd. 'H'	120,000	77
China Communications Construction Co. Ltd. 'H'	36,000	37
China Railway Construction Corp. Ltd. 'H'	21,500	28
China Railway Group Ltd. 'H'	33,000	30
China Southern Airlines Co. Ltd. 'H'	238,000	213
COSCO SHIPPING Energy Transportation Co. Ltd. 'H'	144,000	83
CRRC Corp. Ltd. 'H'	52,000	49
Jiangsu Expressway Co. Ltd. 'H'	232,000	328
Sinopec Engineering Group Co. Ltd. 'H'	120,500	118
Sinotrans Ltd. 'H'	308,000	133
Sinotruk Hong Kong Ltd.	84,000	179
Weichai Power Co. Ltd. 'H'	68,000	109
Yangzijiang Shipbuilding Holdings Ltd.	433,400	481
Zhejiang Expressway Co. Ltd. 'H'	132,000	152
Zhuzhou CRRC Times Electric Co. Ltd. 'H'	34,000	201
ZTO Express Cayman, Inc. ADR	25,397	464
		2,682
INFORMATION TECHNOLOGY 0.4%

AAC Technologies Holdings, Inc.	14,000	83
AVIC International Holdings Ltd. 'H'	72,000	45
China Railway Signal & Communication Corp. Ltd. 'H'	36,000	29
FIH Mobile Ltd.	462,000	51
Lenovo Group Ltd.	1,584,000	1,429
TravelSky Technology Ltd. 'H'	11,000	29
		1,666
MATERIALS 0.7%

Anhui Conch Cement Co. Ltd. 'H'	71,500	438
China BlueChemical Ltd. 'H'	386,000	126
China National Building Material Co. Ltd. 'H'	966,000	765
China Oriental Group Co. Ltd.	312,000	196
Jiangxi Copper Co. Ltd. 'H'	386,000	513
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	718,000	342
Zijin Mining Group Co. Ltd. 'H'	276,000	114
		2,494
REAL ESTATE 0.7%

Agile Group Holdings Ltd.	434,000	704
Greentown China Holdings Ltd.	88,500	89
Guangzhou R&F Properties Co. Ltd. 'H'	122,800	266
Kaisa Group Holdings Ltd.	591,000	269
KWG Property Holding Ltd.	106,000	128
Logan Property Holdings Co. Ltd.	52,000	86

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Longfor Group Holdings Ltd.	70,500	249
Powerlong Real Estate Holdings Ltd.	231,000	121
Red Star Macalline Group Corp. Ltd. 'H'	40,021	39
Shui On Land Ltd.	881,000	218
Sino-Ocean Group Holding Ltd.	461,500	203
SOHO China Ltd. (a)	315,000	133
Sunac China Holdings Ltd.	70,000	349
		2,854

UTILITIES 0.7%

Beijing Jingneng Clean Energy Co. Ltd. 'H'	454,000	97
CGN Power Co. Ltd. 'H'	1,118,000	312
China Longyuan Power Group Corp. Ltd. 'H'	150,000	105
Datang International Power Generation Co. Ltd. 'H'	334,000	89
ENN Energy Holdings Ltd.	132,200	1,280
Huadian Fuxin Energy Corp. Ltd. 'H'	652,000	145
Huadian Power International Corp. Ltd. 'H'	358,000	147
Huaneng Power International, Inc. 'H'	822,000	478
		2,653
Total China		33,753

GREECE 0.5%

COMMUNICATION SERVICES 0.0%

Hellenic Telecommunications Organization S.A.	6,989	94

CONSUMER DISCRETIONARY 0.1%

OPAP S.A.	29,804	308

ENERGY 0.1%

Hellenic Petroleum S.A.	3,045	29
Motor Oil Hellas Corinth Refineries S.A.	14,803	344
		373

FINANCIALS 0.3%

Alpha Bank AE (a)	276,450	384
National Bank of Greece S.A. (a)	200,524	351
Piraeus Bank S.A. (a)	154,290	211
		946
UTILITIES 0.0%

Public Power Corp. S.A. (a)	15,108	26
Total Greece		1,747

HONG KONG 4.0%

COMMUNICATION SERVICES 0.7%

China Mobile Ltd.	207,000	2,112
China Unicom Hong Kong Ltd.	342,000	436
		2,548
CONSUMER DISCRETIONARY 0.0%

Dah Chong Hong Holdings Ltd.	327,000	118

CONSUMER STAPLES 0.6%

China Agri-Industries Holdings Ltd.	551,000	189
China Resources Beer Holdings Co. Ltd.	478,000	2,016
		2,205
ENERGY 0.2%

Kunlun Energy Co. Ltd.	732,000	766

FINANCIALS 0.1%

China Everbright Ltd.	114,000	226
China Taiping Insurance Holdings Co. Ltd.	70,200	210
Far East Horizon Ltd.	31,000	33
		469
INDUSTRIALS 0.1%

China Merchants Port Holdings Co. Ltd.	14,000	30
China State Construction International Holdings Ltd.	166,000	156

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

CITIC Ltd.	48,000	72
COSCO SHIPPING Ports Ltd.	222,000	240
Shanghai Industrial Holdings Ltd.	13,000	30
Shenzhen International Holdings Ltd.	29,500	63
		591

MATERIALS 0.1%

China Resources Cement Holdings Ltd.	110,000	114
Shougang Fushan Resources Group Ltd.	610,000	140
Sinofert Holdings Ltd. (a)	778,000	97
		351

REAL ESTATE 1.4%

China Overseas Land & Investment Ltd.	722,000	2,748
China Resources Land Ltd.	438,000	1,968
Poly Property Group Co. Ltd.	490,000	191
Yuexiu Property Co. Ltd.	1,612,000	389
		5,296

UTILITIES 0.8%

Beijing Enterprises Holdings Ltd.	5,500	31
Beijing Enterprises Water Group Ltd.	50,000	31
China Power International Development Ltd.	1,366,000	350
China Resources Gas Group Ltd.	128,000	604
China Resources Power Holdings Co. Ltd.	654,000	984
Guangdong Investment Ltd.	508,000	981
		2,981
Total Hong Kong		15,325

INDIA 7.0%

FINANCIALS 3.0%

Axis Bank Ltd. GDR (a)	34,709	1,940
HDFC Bank Ltd. ADR	46,788	5,423
ICICI Bank Ltd. SP - ADR	191,453	2,194
State Bank of India GDR (a)	43,620	2,030
		11,587

HEALTH CARE 0.5%

Dr Reddy's Laboratories Ltd. ADR	48,287	1,956

INDUSTRIALS 0.6%

Larsen & Toubro Ltd. GDR	113,015	2,251

INFORMATION TECHNOLOGY 2.9%

Infosys Ltd. SP - ADR	870,105	9,510
Wipro Ltd. ADR	360,782	1,436
		10,946
Total India		26,740

INDONESIA 2.2%

COMMUNICATION SERVICES 0.5%

Telekomunikasi Indonesia Persero Tbk PT	6,692,700	1,850

CONSUMER DISCRETIONARY 0.3%

Astra International Tbk PT	2,336,400	1,200

CONSUMER STAPLES 0.4%

Charoen Pokphand Indonesia Tbk PT	744,800	335
Gudang Garam Tbk PT	59,500	348
Hanjaya Mandala Sampoerna Tbk PT	1,149,100	303
Indofood CBP Sukses Makmur Tbk PT	285,100	187
Indofood Sukses Makmur Tbk PT	471,300	211
Unilever Indonesia Tbk PT	61,600	214
		1,598
ENERGY 0.2%

Bukit Asam Tbk PT	1,124,500	332

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Indo Tambangraya Megah Tbk PT	164,500	277
		609

FINANCIALS 0.4%

Bank Central Asia Tbk PT	468,200	914
Bank Danamon Indonesia Tbk PT	110,000	72
Bank Rakyat Indonesia Persero Tbk PT	1,571,900	456
		1,442

HEALTH CARE 0.0%

Kalbe Farma Tbk PT	996,400	106

INDUSTRIALS 0.1%

United Tractors Tbk PT	209,400	398

MATERIALS 0.2%

Indah Kiat Pulp & Paper Corp. Tbk PT	574,900	348
Indocement Tunggal Prakarsa Tbk PT	150,100	231
Semen Indonesia Persero Tbk PT	406,800	399
		978

UTILITIES 0.1%

Perusahaan Gas Negara Persero Tbk	1,328,700	220
Total Indonesia		8,401

MALAYSIA 2.7%

COMMUNICATION SERVICES 0.3%

Axiata Group Bhd.	300,100	306
DiGi.Com Bhd.	235,100	262
Maxis Bhd.	194,400	255
Telekom Malaysia Bhd.	185,600	146
		969

CONSUMER DISCRETIONARY 0.3%

Genting Bhd.	309,000	503
Genting Malaysia Bhd.	545,200	429
UMW Holdings Bhd.	80,500	113
		1,045

CONSUMER STAPLES 0.3%

British American Tobacco Malaysia Bhd.	21,200	188
Felda Global Ventures Holdings Bhd. (a)	560,200	162
IOI Corp. Bhd.	215,500	236
Kuala Lumpur Kepong Bhd.	39,200	238
PPB Group Bhd.	54,980	247
Sime Darby Plantation Bhd.	24,000	29
		1,100
ENERGY 0.1%

Petronas Dagangan Bhd.	60,700	372

FINANCIALS 0.9%

AMMB Holdings Bhd.	181,600	203
CIMB Group Holdings Bhd.	348,200	440
Hong Leong Bank Bhd.	43,200	215
Hong Leong Financial Group Bhd.	6,400	30
Malayan Banking Bhd.	523,400	1,190
Public Bank Bhd.	257,500	1,462
RHB Bank Bhd.	23,100	32
		3,572

HEALTH CARE 0.0%

IHH Healthcare Bhd.	42,800	61

INDUSTRIALS 0.2%

Berjaya Corp. Bhd. (a)	551,700	37
HAP Seng Consolidated Bhd.	12,500	30
IJM Corp. Bhd.	333,300	182
MISC Bhd.	153,200	251

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Sime Darby Bhd.	845,200	462
		962

INFORMATION TECHNOLOGY 0.0%

Astro Malaysia Holdings Bhd.	175,300	66

MATERIALS 0.2%

Petronas Chemicals Group Bhd.	321,300	721

REAL ESTATE 0.0%

IOI Properties Group Bhd.	77,300	25
Sunway Bhd.	157,000	65
		90

UTILITIES 0.4%

Petronas Gas Bhd.	96,900	419
Tenaga Nasional Bhd.	273,800	851
YTL Corp. Bhd.	359,908	93
YTL Power International Bhd.	211,600	44
		1,407
Total Malaysia		10,365

MEXICO 2.2%

CONSUMER DISCRETIONARY 0.0%

Nemak S.A.B. de C.V.	132,200	76

CONSUMER STAPLES 1.5%

Arca Continental S.A.B. de C.V.	24,700	138
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	3,344	221
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	10,162	938
Gruma S.A.B. de C.V. 'B'	30,045	307
Grupo Bimbo S.A.B. de C.V. 'A'	15,500	32
Grupo Lala S.A.B. de C.V.	137,700	179
Industrias Bachoco S.A.B. de C.V.	26,600	102
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	240,900	409
Wal-Mart de Mexico S.A.B. de C.V.	1,272,700	3,404
		5,730

FINANCIALS 0.2%

Grupo Elektra S.A.B. de C.V.	4,535	245
Grupo Financiero Banorte S.A.B. de C.V. 'O'	99,300	540
		785
INDUSTRIALS 0.1%

Alfa S.A.B. de C.V. 'A'	127,200	135
Grupo Carso S.A.B. de C.V.	37,900	149
		284
MATERIALS 0.4%

Alpek S.A.B. de C.V.	102,500	137
Grupo Mexico S.A.B. de C.V. 'B'	480,000	1,320
		1,457
UTILITIES 0.0%

Infraestructura Energetica Nova S.A.B. de C.V.	33,700	135
Total Mexico		8,467

PHILIPPINES 0.8%

COMMUNICATION SERVICES 0.1%

Globe Telecom, Inc.	4,450	164
PLDT, Inc.	18,600	408
		572
CONSUMER STAPLES 0.1%

San Miguel Food and Beverage, Inc.	24,830	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Universal Robina Corp.	68,140	197
		248

FINANCIALS 0.3%

Ayala Corp.	26,950	483
Bank of the Philippine Islands	122,801	197
BDO Unibank, Inc.	73,340	187
Metro Pacific Investments Corp.	651,000	60
Metropolitan Bank & Trust Co.	132,226	202
		1,129

INDUSTRIALS 0.1%

Alliance Global Group, Inc.	681,000	210
DMCI Holdings, Inc.	609,100	139
International Container Terminal Services, Inc.	49,090	122
JG Summit Holdings, Inc.	25,150	31
San Miguel Corp.	29,960	99
		601

REAL ESTATE 0.1%

Ayala Land, Inc.	119,900	103
SM Prime Holdings, Inc.	289,400	220
		323

UTILITIES 0.1%

Aboitiz Power Corp.	191,800	129
First Gen Corp.	75,900	32
Manila Electric Co.	29,610	214
		375
Total Philippines		3,248

POLAND 1.2%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat S.A. (a)	20,091	134
Orange Polska S.A.	111,396	149
PLAY Communications S.A.	5,036	31
		314

ENERGY 0.5%

Grupa Lotos S.A.	27,633	600
Polski Koncern Naftowy ORLEN S.A.	36,971	941
Polskie Gornictwo Naftowe i Gazownictwo S.A.	118,645	194
		1,735
FINANCIALS 0.2%

Bank Polska Kasa Opieki S.A.	3,374	97
mBank S.A.	266	30
Powszechny Zaklad Ubezpieczen S.A.	51,944	548
Santander Bank Polska S.A.	304	30
		705
INFORMATION TECHNOLOGY 0.0%

Asseco Poland S.A.	8,605	117

MATERIALS 0.2%

Grupa Azoty S.A.	3,041	32
KGHM Polska Miedz S.A. (a)	24,057	671
		703
UTILITIES 0.2%

Enea S.A.	49,220	112
Energa S.A.	52,129	117
PGE Polska Grupa Energetyczna S.A.	185,155	480

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Tauron Polska Energia S.A.	332,114	175
		884
Total Poland		4,458

ROMANIA 0.0%

REAL ESTATE 0.0%

NEPI Rockcastle PLC	6,633	56
Total Romania		56

RUSSIA 8.1%

COMMUNICATION SERVICES 0.7%

Mobile TeleSystems PJSC SP - ADR	273,932	2,071
Rostelecom PJSC	268,480	297
Sistema PJSC FC	1,589,600	231
		2,599

CONSUMER STAPLES 0.2%

Magnit PJSC SP - GDR	50,260	710

ENERGY 4.2%

Gazprom Neft PJSC	32,150	159
Gazprom PJSC	2,258,330	5,151
Lukoil PJSC SP - ADR	73,432	6,583
Novatek PJSC GDR	3,146	539
Rosneft Oil, Co. PJSC GDR	214,505	1,347
Tatneft PJSC SP - ADR	34,500	2,390
		16,169

FINANCIALS 0.4%

Sberbank of Russia PJSC	254,500	831
VTB Bank PJSC	1,355,850,000	737
		1,568

INDUSTRIALS 0.1%

Aeroflot PJSC	29,400	43
Globaltrans Investment PLC GDR	14,420	153
		196

MATERIALS 2.2%

Alrosa PJSC	813,480	1,146
Evraz PLC	16,285	132
Magnitogorsk Iron & Steel Works PJSC	487,600	341
MMC Norilsk Nickel PJSC ADR	207,322	4,374
Novolipetsk Steel PJSC	251,330	653
PhosAgro PJSC GDR	18,047	226
Polymetal International PLC	23,515	265
Polyus PJSC	4,955	410
Severstal PJSC GDR	68,522	1,069
		8,616
UTILITIES 0.3%

Federal Grid Co. Unified Energy System PJSC	51,980,000	130
Inter RAO UES PJSC	8,074,000	460
Mosenergo PJSC	2,935,000	94
OGK-2 PJSC	7,101,000	41
Rosseti PJSC	11,918,000	176
RusHydro PJSC	36,300,000	277
Unipro PJSC	3,490,000	138
		1,316
Total Russia		31,174

SINGAPORE 0.0%

INDUSTRIALS 0.0%

BOC Aviation Ltd.	5,900	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Total Singapore		48

SOUTH AFRICA 5.4%

COMMUNICATION SERVICES 1.0%

MTN Group Ltd.	422,972	2,603
Telkom S.A. SOC Ltd.	64,522	328
Vodacom Group Ltd.	115,204	890
		3,821

CONSUMER DISCRETIONARY 1.2%

Foschini Group Ltd.	27,813	316
Mr Price Group Ltd.	26,226	344
Naspers Ltd. 'N'	15,030	3,483
Truworths International Ltd.	56,683	274
		4,417

CONSUMER STAPLES 0.4%

Bid Corp. Ltd.	12,261	254
Massmart Holdings Ltd.	19,254	106
Pick n Pay Stores Ltd.	31,679	146
Shoprite Holdings Ltd.	41,585	458
SPAR Group Ltd.	9,873	131
Tiger Brands Ltd.	16,280	300
		1,395

ENERGY 0.0%

Exxaro Resources Ltd.	12,900	146

FINANCIALS 0.9%

Absa Group Ltd.	49,929	528
Capitec Bank Holdings Ltd.	836	78
FirstRand Ltd.	173,768	761
Liberty Holdings Ltd.	5,864	41
Nedbank Group Ltd.	13,424	235
Sanlam Ltd.	167,306	859
Standard Bank Group Ltd.	78,761	1,016
		3,518

HEALTH CARE 0.1%

Life Healthcare Group Holdings Ltd.	145,495	271
Netcare Ltd.	148,074	241
		512
INDUSTRIALS 0.2%

Barloworld Ltd.	58,076	515
Imperial Logistics Ltd.	56,719	235
		750
MATERIALS 1.6%

African Rainbow Minerals Ltd.	17,059	201
Anglo American Platinum Ltd.	1,985	101
AngloGold Ashanti Ltd. SP - ADR	67,185	880
Gold Fields Ltd. SP - ADR	279,591	1,043
Harmony Gold Mining Co. Ltd. SP - ADR (a)	100,192	190
Impala Platinum Holdings Ltd. (a)	211,668	898
Kumba Iron Ore Ltd.	19,055	571
Sappi Ltd.	76,735	355
Sasol Ltd.	61,011	1,902
Sibanye Gold Ltd. SP - ADR (a)	9,539	40
		6,181
Total South Africa		20,740

SOUTH KOREA 19.0%

COMMUNICATION SERVICES 1.3%

KT Corp. SP - ADR	129,175	1,607
LG Uplus Corp.	63,056	859
NAVER Corp.	2,374	260
NCSoft Corp.	387	169

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

SK Telecom Co. Ltd.	9,096	2,014
		4,909

CONSUMER DISCRETIONARY 5.2%

Coway Co. Ltd.	10,249	853
Hankook Tire Co. Ltd.	15,598	515
Hanon Systems	30,067	301
Hyundai Department Store Co. Ltd.	2,218	198
Hyundai Mobis Co. Ltd.	22,025	4,050
Hyundai Motor Co.	57,807	6,095
Hyundai Wia Corp.	12,261	438
Kangwon Land, Inc.	23,021	649
Kia Motors Corp.	91,571	2,854
LG Electronics, Inc.	39,672	2,631
LOTTE Himart Co. Ltd.	3,624	164
Lotte Shopping Co. Ltd.	6,056	951
Mando Corp.	5,883	148
Shinsegae, Inc.	1,107	330
		20,177

CONSUMER STAPLES 1.3%

Amorepacific Corp.	2,060	343
AMOREPACIFIC Group	2,706	166
CJ CheilJedang Corp.	899	256
E-MART, Inc.	4,341	659
GS Retail Co. Ltd.	3,976	137
KT&G Corp.	22,247	2,029
LG Household & Health Care Ltd.	1,002	1,252
NongShim Co. Ltd.	266	72
		4,914

ENERGY 1.2%

E1 Corp.	602	34
GS Holdings Corp.	14,531	677
S-Oil Corp.	6,369	503
SK Gas Ltd.	1,911	154
SK Innovation Co. Ltd.	20,226	3,199
		4,567
FINANCIALS 2.6%

BNK Financial Group, Inc.	40,235	237
DB Insurance Co. Ltd.	7,855	475
DGB Financial Group, Inc.	30,770	222
Hanwha Life Insurance Co. Ltd.	87,979	310
Hyundai Marine & Fire Insurance Co. Ltd.	11,262	376
Industrial Bank of Korea	53,345	661
KB Financial Group, Inc.	41,362	1,531
Meritz Financial Group, Inc.	2,430	30
Meritz Fire & Marine Insurance Co. Ltd.	10,060	215
NH Investment & Securities Co. Ltd.	5,040	60
Samsung Card Co. Ltd.	6,794	206
Samsung Fire & Marine Insurance Co. Ltd.	6,539	1,734
Samsung Life Insurance Co. Ltd.	11,489	852
Shinhan Financial Group Co. Ltd.	83,302	3,093
		10,002
INDUSTRIALS 2.0%

CJ Corp.	3,894	428
CJ Logistics Corp. (a)	752	110
Daelim Industrial Co. Ltd.	3,926	334
Daewoo Engineering & Construction Co. Ltd. (a)	6,790	31
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,220	30
Doosan Bobcat, Inc.	2,127	58
Doosan Corp.	947	77
Doosan Heavy Industries & Construction Co. Ltd.	24,188	143
Doosan Infracore Co. Ltd. (a)	11,031	69
GS Engineering & Construction Corp.	4,993	188
Hanwha Aerospace Co. Ltd.	5,678	172
Hanwha Corp.	3,996	107
Hyundai Engineering & Construction Co. Ltd.	11,759	554
Hyundai Glovis Co. Ltd.	3,743	424
Hyundai Heavy Industries Co. Ltd. (a)	4,669	491
KCC Corp.	1,090	306
Korea Aerospace Industries Ltd.	2,962	93
Korean Air Lines Co. Ltd.	17,608	495
LG Corp.	11,257	769
LG International Corp.	9,186	130
LS Corp.	5,985	276
Pan Ocean Co. Ltd.	17,197	62

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Posco International Corp.	22,719	356
S-1 Corp.	1,431	127
Samsung Heavy Industries Co. Ltd.	23,274	170
SK Holdings Co. Ltd.	5,276	1,259
SK Networks Co. Ltd.	83,047	443
		7,702

INFORMATION TECHNOLOGY 2.7%

LG Display Co. Ltd.	133,536	2,301
Samsung Electro-Mechanics Co. Ltd.	10,559	977
Samsung Electronics Co. Ltd.	110,838	4,372
Samsung SDI Co. Ltd.	1,266	240
Samsung SDS Co. Ltd.	1,583	328
SK Hynix, Inc.	33,120	2,172
		10,390

MATERIALS 1.6%

Dongkuk Steel Mill Co. Ltd.	25,241	164
Hyundai Steel Co.	20,624	818
Kolon Industries, Inc.	4,518	202
Korea Zinc Co. Ltd.	1,512	620
Kumho Petrochemical Co. Ltd.	874	74
LG Chem Ltd.	1,608	519
OCI Co. Ltd.	957	79
POSCO	15,363	3,431
Seah Besteel Corp.	1,780	30
Taekwang Industrial Co. Ltd.	95	135
Young Poong Corp.	37	26
		6,098

UTILITIES 1.1%

Korea District Heating Corp.	1,133	61
Korea Electric Power Corp.	137,991	3,629
Korea Gas Corp.	15,812	629
		4,319
Total South Korea		73,078

TAIWAN 13.9%

COMMUNICATION SERVICES 1.1%

Chunghwa Telecom Co. Ltd.	776,000	2,759
Far EasTone Telecommunications Co. Ltd.	248,000	598
Taiwan Mobile Co. Ltd.	284,000	1,028
		4,385
CONSUMER DISCRETIONARY 0.5%

Cheng Shin Rubber Industry Co. Ltd.	340,000	463
China Motor Corp.	204,000	189
Formosa Taffeta Co. Ltd.	111,000	133
Hotai Motor Co. Ltd.	30,000	368
Pou Chen Corp.	424,000	517
Yulon Motor Co. Ltd.	227,000	144
		1,814
CONSUMER STAPLES 0.7%

President Chain Store Corp.	100,000	986
Uni-President Enterprises Corp.	700,000	1,701
		2,687
ENERGY 0.2%

Formosa Petrochemical Corp.	248,000	931

FINANCIALS 2.3%

Cathay Financial Holding Co. Ltd.	272,000	397
Chang Hwa Commercial Bank Ltd.	540,240	324
China Development Financial Holding Corp.	618,000	207
China Life Insurance Co. Ltd.	103,000	87
CTBC Financial Holding Co. Ltd.	2,143,000	1,423
E.Sun Financial Holding Co. Ltd.	987,070	762
First Financial Holding Co. Ltd.	1,109,100	760
Fubon Financial Holding Co. Ltd.	562,000	840
Hua Nan Financial Holdings Co. Ltd. 'C'	711,785	448
Mega Financial Holding Co. Ltd.	1,455,000	1,326
Shanghai Commercial & Savings Bank Ltd.	98,000	155
Shin Kong Financial Holding Co. Ltd.	1,319,439	389

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

SinoPac Financial Holdings Co. Ltd.	1,231,528	456
Taishin Financial Holding Co. Ltd.	1,356,481	619
Taiwan Cooperative Financial Holding Co. Ltd.	825,750	523
Yuanta Financial Holding Co. Ltd.	339,000	193
		8,909

INDUSTRIALS 0.5%

China Airlines Ltd.	552,000	177
Eva Airways Corp.	295,164	145
Evergreen Marine Corp. Taiwan Ltd.	85,200	33
Far Eastern New Century Corp.	874,000	865
Taiwan High Speed Rail Corp.	215,000	251
Walsin Lihwa Corp.	854,000	490
		1,961

INFORMATION TECHNOLOGY 6.2%

Acer, Inc.	740,000	476
Advantech Co. Ltd.	26,000	216
Asustek Computer, Inc.	109,000	790
AU Optronics Corp.	2,447,000	902
Catcher Technology Co. Ltd.	53,000	409
Chicony Electronics Co. Ltd.	83,060	194
Compal Electronics, Inc.	764,000	475
Delta Electronics, Inc.	142,000	734
Hon Hai Precision Industry Co. Ltd.	1,168,600	2,793
HTC Corp.	169,000	220
Innolux Corp.	2,820,000	917
Inventec Corp.	757,000	577
Largan Precision Co. Ltd.	6,350	952
Lite-On Technology Corp.	601,000	876
MediaTek, Inc.	116,000	1,067
Micro-Star International Co. Ltd.	189,000	532
Novatek Microelectronics Corp.	103,000	663
Pegatron Corp.	593,000	1,028
Powertech Technology, Inc.	156,000	369
Quanta Computer, Inc.	549,000	1,031
Synnex Technology International Corp.	353,000	425
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	157,637	6,457
TPK Holding Co. Ltd.	59,000	112
Unimicron Technology Corp.	192,000	185
United Microelectronics Corp.	495,000	187
Wistron Corp.	792,347	611
WPG Holdings Ltd.	293,560	383
Yageo Corp.	1,547	16
Zhen Ding Technology Holding Ltd.	25,000	78
		23,675
MATERIALS 2.3%

Asia Cement Corp.	586,000	763
China Steel Corp.	1,404,000	1,153
Formosa Chemicals & Fibre Corp.	559,000	2,037
Formosa Plastics Corp.	580,000	2,065
Nan Ya Plastics Corp.	551,000	1,413
Taiwan Cement Corp.	1,045,000	1,401
		8,832
REAL ESTATE 0.1%

Highwealth Construction Corp.	246,000	406
Total Taiwan		53,600

THAILAND 4.4%

COMMUNICATION SERVICES 0.6%

Advanced Info Service PCL	250,400	1,454
Total Access Communication PCL	425,600	711
		2,165
CONSUMER STAPLES 0.6%

Berli Jucker PCL	58,600	91
Charoen Pokphand Foods PCL	591,000	475
CP ALL PCL	410,700	968
Thai Beverage PCL	485,000	303

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Thai Union Group PCL 'F'	787,100	479
		2,316

ENERGY 0.9%

Bangchak Corp. PCL	420,700	427
Esso Thailand PCL	218,100	75
IRPC PCL	2,806,500	508
PTT Exploration & Production PCL	66,700	264
PTT PCL	709,800	1,074
Star Petroleum Refining PCL	1,436,400	494
Thai Oil PCL	333,200	730
		3,572

FINANCIALS 0.6%

Bangkok Bank PCL	156,600	1,023
Kasikornbank PCL	58,000	343
Krung Thai Bank PCL	523,300	317
Siam Commercial Bank PCL	73,000	304
Thanachart Capital PCL	154,100	265
TMB Bank PCL	1,155,400	74
		2,326

HEALTH CARE 0.2%

Bangkok Dusit Medical Services PCL 'F'	849,700	664

INDUSTRIALS 0.1%

Airports of Thailand PCL	139,100	299
Delta Electronics Thailand PCL	87,200	195
		494

MATERIALS 1.0%

PTT Global Chemical PCL	464,200	986
Siam Cement PCL	191,100	2,905
		3,891

REAL ESTATE 0.2%

Central Pattana PCL	87,900	203
Land & Houses PCL NVDR	1,403,000	474
		677
UTILITIES 0.2%

Electricity Generating PCL	18,900	174
Glow Energy PCL	119,400	343
Ratchaburi Electricity Generating Holding PCL	121,600	224
		741
Total Thailand		16,846

TURKEY 0.5%

COMMUNICATION SERVICES 0.0%

Turk Telekomunikasyon A/S (a)	144,100	113

CONSUMER DISCRETIONARY 0.1%

Arcelik A/S	9,826	30
Ford Otomotiv Sanayi A/S	14,254	125
Tofas Turk Otomobil Fabrikasi A/S	7,893	24
		179
CONSUMER STAPLES 0.1%

BIM Birlesik Magazalar A/S	37,375	511

ENERGY 0.1%

Tupras Turkiye Petrol Rafinerileri A/S	20,788	466

FINANCIALS 0.1%

Turkiye Halk Bankasi A/S	59,826	69
Turkiye Is Bankasi 'C'	52,517	52
Turkiye Vakiflar Bankasi TAO 'D'	56,524	46

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Yapi ve Kredi Bankasi A/S (a)	113,207	44
		211

INDUSTRIALS 0.1%

Enka Insaat ve Sanayi A/S	35,532	29
KOC Holding A/S	38,600	112
Turk Hava Yollari AO (a)	157,030	365
		506

UTILITIES 0.0%

Aygaz A/S	32,979	57
Total Turkey		2,043

UKRAINE 0.0%

CONSUMER STAPLES 0.0%

Kernel Holding S.A.	2,055	26
Total Ukraine		26

UNITED KINGDOM 0.1%

MATERIALS 0.1%

Mondi Ltd.	15,767	350
Total United Kingdom		350

UNITED STATES 0.0%

CONSUMER DISCRETIONARY 0.0%

Nexteer Automotive Group Ltd.	21,000	26
Total United States		26
Total Common Stocks (Cost $358,533)		345,727

	UNITS

EQUITY-LINKED SECURITIES 4.7%

IRELAND 4.7%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/19/2020	20,864	450
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/19/2020	89,370	513
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/19/2020	44,824	216
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/19/2020	150,872	517
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/19/2020	73,096	1,149
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/19/2020	14,288	527
Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/19/2020	145,436	597
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/19/2020	50,911	1,256
Citigroup Global Markets Holdings, Inc., Housing Development Finance Corp. Ltd. - Exp. 02/19/2020	47,550	1,353
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/19/2020	76,806	181
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/19/2020	761,489	3,272
Citigroup Global Markets Holdings, Inc., Kotak Mahindra Bank Ltd. - Exp. 02/19/2020	27,571	532
Citigroup Global Markets Holdings, Inc., Reliance Communications Ltd. - Exp. 02/19/2020	285,037	17
Citigroup Global Markets Holdings, Inc., Reliance Industries Ltd. - Exp. 02/19/2020	90,090	1,775
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/19/2020	82,891	574
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/19/2020	143,667	4,156
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/19/2020	93,813	1,052
Total Ireland		18,137

UNITED STATES 0.0%

Citigroup Global Markets Holdings, Inc., Petronet LNG Ltd. - Exp. 02/19/2020	13,172	48
Total United States		48
Total Equity-Linked Securities (Cost $16,784)		18,185
	SHARES

PREFERRED STOCKS 3.4%

BRAZIL 2.8%

BANKING & FINANCE 1.1%

Banco do Estado do Rio Grande do Sul S.A.	10,400	64

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Itau Unibanco Holding S.A.	335,750	2,953
Itausa - Investimentos Itau S.A.	409,150	1,252
		4,269

CONSUMER DISCRETIONARY 0.0%

Lojas Americanas S.A.	30,800	132

INDUSTRIALS 0.4%

Braskem S.A.	42,500	552
Cia Brasileira de Distribuicao	9,100	213
Metalurgica Gerdau S.A.	389,900	708
		1,473

MATERIALS 0.3%

Gerdau S.A.	332,700	1,286

UTILITIES 1.0%

Centrais Eletricas Brasileiras S.A.	23,200	225
Cia de Transmissao de Energia Eletrica Paulista	13,000	256
Cia Energetica de Minas Gerais	557,769	1,980
Cia Energetica de Sao Paulo	109,800	677
Cia Paranaense de Energia	55,300	514
		3,652
Total Brazil		10,812

CHILE 0.1%

CONSUMER STAPLES 0.1%

Embotelladora Andina S.A.	79,373	290
Total Chile		290

RUSSIA 0.5%

ENERGY 0.5%

Bashneft PJSC	5,268	145
Surgutneftegas PJSC	2,609,100	1,630
Transneft PJSC	101	272
		2,047

UTILITIES 0.0%

Lenenergo PJSC	22,200	33
Total Russia		2,080

SOUTH KOREA 0.0%

INDUSTRIALS 0.0%

CJ Corp.	501	21
Total South Korea		21
Total Preferred Stocks (Cost $11,953)		13,203

REAL ESTATE INVESTMENT TRUSTS 0.4%

MEXICO 0.2%

REAL ESTATE 0.2%

Fibra Uno Administracion S.A. de C.V.	485,500	671
Total Mexico		671

SOUTH AFRICA 0.2%

REAL ESTATE 0.2%

Growthpoint Properties Ltd.	332,450	563

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Redefine Properties Ltd.	380,141	255
		818
Total South Africa		818
Total Real Estate Investment Trusts (Cost $1,673)		1,489

RIGHTS 0.0%

REPUBLIC OF KOREA 0.0%

INDUSTRIALS 0.0%

Doosan Heavy Industries & Construction Co. Ltd.	14,041	14
Total Rights (Cost $0)		14

MUTUAL FUNDS 0.0%

Total Investments in Securities (Cost $388,943)		378,618

INVESTMENTS IN AFFILIATES 1.4%

SHORT-TERM INSTRUMENTS 1.4%

MUTUAL FUNDS 1.4%

PIMCO Government Money Market Fund (b)(c)	5,225,357	5,226
Total Short-Term Instruments (Cost $5,226)		5,226
Total Investments in Affiliates (Cost $5,226)		5,226
Total Investments 99.9% (Cost $394,169)		$383,844
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $0)		(1)
Other Assets and Liabilities, net 0.1%		389
Net Assets 100.0%		$384,232

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $4,987 were out on loan in exchange for $5,225 of cash collateral as of March 31, 2019.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
SSB	04/2019	BRL	5,706	$	1,457	$0	$0
	04/2019	$	640	MYR	2,610	0	(1)
	04/2019		1,358	ZAR	19,595	0	0
Total Forward Foreign Currency Contracts						$0	$(1)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$1,291	$0	$0	$1,291
Consumer Staples	5,542	0	0	5,542
Energy	5,012	0	0	5,012
Financials	5,345	0	0	5,345
Health Care	151	0	0	151
Industrials	1,120	0	0	1,120
Materials	9,197	0	0	9,197
Real Estate	31	0	0	31
Utilities	1,751	0	0	1,751
Chile
Communication Services	191	0	0	191
Consumer Discretionary	488	0	0	488
Consumer Staples	1,383	0	0	1,383
Energy	0	537	0	537
Financials	404	734	0	1,138
Materials	608	148	0	756
Utilities	750	553	0	1,303
China
Communication Services	0	1,984	0	1,984
Consumer Discretionary	1,055	2,467	0	3,522
Consumer Staples	0	3,045	0	3,045
Energy	0	8,772	0	8,772
Financials	0	3,420	0	3,420
Health Care	0	661	0	661
Industrials	464	2,218	0	2,682
Information Technology	0	1,666	0	1,666
Materials	0	2,494	0	2,494
Real Estate	0	2,854	0	2,854
Utilities	0	2,653	0	2,653
Greece
Communication Services	0	94	0	94
Consumer Discretionary	0	308	0	308
Energy	344	29	0	373
Financials	0	946	0	946
Utilities	0	26	0	26
Hong Kong
Communication Services	0	2,548	0	2,548
Consumer Discretionary	0	118	0	118
Consumer Staples	0	2,205	0	2,205
Energy	0	766	0	766
Financials	33	436	0	469
Industrials	0	591	0	591
Materials	0	351	0	351
Real Estate	0	5,296	0	5,296
Utilities	0	2,981	0	2,981
India
Financials	11,456	131	0	11,587
Health Care	1,956	0	0	1,956

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Industrials	2,073	178	0	2,251
Information Technology	10,946	0	0	10,946
Indonesia
Communication Services	0	1,850	0	1,850
Consumer Discretionary	0	1,200	0	1,200
Consumer Staples	0	1,598	0	1,598
Energy	0	609	0	609
Financials	72	1,370	0	1,442
Health Care	0	106	0	106
Industrials	0	398	0	398
Materials	0	978	0	978
Utilities	0	220	0	220
Malaysia
Communication Services	0	969	0	969
Consumer Discretionary	0	1,045	0	1,045
Consumer Staples	238	862	0	1,100
Energy	0	372	0	372
Financials	0	3,572	0	3,572
Health Care	0	61	0	61
Industrials	0	962	0	962
Information Technology	0	66	0	66
Materials	0	721	0	721
Real Estate	0	90	0	90
Utilities	44	1,363	0	1,407
Mexico
Consumer Discretionary	76	0	0	76
Consumer Staples	5,730	0	0	5,730
Financials	785	0	0	785
Industrials	284	0	0	284
Materials	1,457	0	0	1,457
Utilities	135	0	0	135
Philippines
Communication Services	164	408	0	572
Consumer Staples	51	197	0	248
Financials	0	1,129	0	1,129
Industrials	292	309	0	601
Real Estate	323	0	0	323
Utilities	129	246	0	375
Poland
Communication Services	0	314	0	314
Energy	0	1,735	0	1,735
Financials	60	645	0	705
Information Technology	0	117	0	117
Materials	0	703	0	703
Utilities	0	884	0	884
Romania
Real Estate	56	0	0	56
Russia
Communication Services	2,071	528	0	2,599
Consumer Staples	237	473	0	710
Energy	2,079	14,090	0	16,169
Financials	0	1,568	0	1,568
Industrials	196	0	0	196
Materials	5,498	3,118	0	8,616
Utilities	138	1,178	0	1,316
Singapore
Industrials	0	48	0	48
South Africa
Communication Services	0	3,821	0	3,821
Consumer Discretionary	3,483	934	0	4,417
Consumer Staples	506	889	0	1,395
Energy	0	146	0	146
Financials	119	3,399	0	3,518
Health Care	0	512	0	512
Industrials	235	515	0	750
Materials	2,508	3,673	0	6,181
South Korea
Communication Services	1,607	3,302	0	4,909
Consumer Discretionary	1,368	18,809	0	20,177
Consumer Staples	0	4,914	0	4,914
Energy	0	4,567	0	4,567
Financials	2,630	7,372	0	10,002
Industrials	127	7,575	0	7,702
Information Technology	0	10,390	0	10,390
Materials	161	5,937	0	6,098
Utilities	0	4,319	0	4,319
Taiwan
Communication Services	1,028	3,357	0	4,385
Consumer Discretionary	0	1,814	0	1,814
Consumer Staples	0	2,687	0	2,687
Energy	0	931	0	931
Financials	0	8,909	0	8,909
Industrials	0	1,961	0	1,961
Information Technology	6,457	17,218	0	23,675

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Materials	0	8,832	0	8,832
Real Estate	0	406	0	406
Thailand
Communication Services	0	2,165	0	2,165
Consumer Staples	0	2,316	0	2,316
Energy	0	3,572	0	3,572
Financials	0	2,326	0	2,326
Health Care	0	664	0	664
Industrials	0	494	0	494
Materials	0	3,891	0	3,891
Real Estate	0	677	0	677
Utilities	0	741	0	741
Turkey
Communication Services	0	113	0	113
Consumer Discretionary	0	179	0	179
Consumer Staples	511	0	0	511
Energy	0	466	0	466
Financials	0	211	0	211
Industrials	0	506	0	506
Utilities	0	57	0	57
Ukraine
Consumer Staples	26	0	0	26
United Kingdom
Materials	0	350	0	350
United States
Consumer Discretionary	0	26	0	26
Equity-Linked Securities
Ireland	0	18,137	0	18,137
United States	0	48	0	48
Preferred Stocks
Brazil
Banking & Finance	4,269	0	0	4,269
Consumer Discretionary	132	0	0	132
Industrials	1,473	0	0	1,473
Materials	1,286	0	0	1,286
Utilities	3,652	0	0	3,652
Chile
Consumer Staples	290	0	0	290
Russia
Energy	1,630	417	0	2,047
Utilities	0	33	0	33
South Korea
Industrials	0	21	0	21
Real Estate Investment Trusts
Mexico
Real Estate	671	0	0	671
South Africa
Real Estate	0	818	0	818
Rights
Republic of Korea
Industrials	0	14	0	14

	$115,875	$262,743	$0	$378,618
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	5,226	0	0	5,226

Total Investments	$121,101	$262,743	$0	$383,844

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$(1)	$0	$(1)

Totals	$121,101	$262,742	$0	$383,843

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 98.6% ¤

COMMON STOCKS 95.4%

AUSTRALIA 4.9%

COMMUNICATION SERVICES 0.5%

Nine Entertainment Co. Holdings Ltd.	5,374	$7
SEEK Ltd.	945	12
Seven West Media Ltd.	11,984	4
Telstra Corp. Ltd.	63,715	150
		173

CONSUMER DISCRETIONARY 0.5%

Aristocrat Leisure Ltd.	640	11
JB Hi-Fi Ltd.	754	13
Super Retail Group Ltd.	2,535	15
Tabcorp Holdings Ltd.	3,767	12
Wesfarmers Ltd.	5,680	140
		191

CONSUMER STAPLES 0.6%

Coca-Cola Amatil Ltd.	1,928	12
GrainCorp Ltd. 'A'	2,256	14
Inghams Group Ltd.	3,867	12
Metcash Ltd.	6,929	13
Woolworths Ltd.	7,031	152
		203

ENERGY 0.4%

Caltex Australia Ltd.	2,229	42
Oil Search Ltd.	1,974	11
Origin Energy Ltd.	4,361	22
Santos Ltd.	2,280	11
Washington H Soul Pattinson & Co. Ltd.	565	11
Woodside Petroleum Ltd.	1,725	42
WorleyParsons Ltd.	1,101	11
		150

FINANCIALS 0.9%

AMP Ltd.	19,493	29
Australia & New Zealand Banking Group Ltd.	1,850	34
Genworth Mortgage Insurance Australia Ltd.	6,230	11
Insurance Australia Group Ltd.	3,644	20
Macquarie Group Ltd.	593	55
Magellan Financial Group Ltd.	432	11
Medibank Pvt Ltd.	16,269	32
National Australia Bank Ltd.	855	15
nib holdings Ltd.	2,979	11
QBE Insurance Group Ltd.	8,411	74
Suncorp Group Ltd.	4,319	42
		334
HEALTH CARE 0.5%

Ansell Ltd.	651	12
Australian Pharmaceutical Industries Ltd.	10,454	11
Cochlear Ltd.	96	12
CSL Ltd.	990	137
Healthscope Ltd.	6,409	11
		183
INDUSTRIALS 0.4%

Brambles Ltd.	5,960	50
CIMIC Group Ltd.	552	19
Downer EDI Ltd.	3,209	18
Monadelphous Group Ltd.	1,014	12
Qantas Airways Ltd.	3,323	13
Sydney Airport	4,370	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Transurban Group	3,190	30
		165

INFORMATION TECHNOLOGY 0.1%

Atlassian Corp. PLC 'A' (a)	203	23
Computershare Ltd.	1,126	14
		37

MATERIALS 1.0%

Alumina Ltd.	6,383	11
Amcor Ltd.	3,266	36
BHP Group Ltd.	5,841	160
CSR Ltd.	4,956	12
DuluxGroup Ltd.	2,347	12
Evolution Mining Ltd.	4,558	12
Fortescue Metals Group Ltd.	3,941	20
Incitec Pivot Ltd.	4,797	10
Newcrest Mining Ltd.	2,737	49
Northern Star Resources Ltd.	2,312	15
Orica Ltd.	1,661	21
Regis Resources Ltd.	3,492	13
South32 Ltd.	4,920	13
		384

UTILITIES 0.0%

AGL Energy Ltd.	1,112	17
Total Australia		1,837

AUSTRIA 0.2%

ENERGY 0.1%

OMV AG	586	32

INDUSTRIALS 0.0%

ANDRITZ AG	225	9

INFORMATION TECHNOLOGY 0.0%

ams AG	105	3

MATERIALS 0.0%

Wienerberger AG	518	11

REAL ESTATE 0.0%

CA Immobilien Anlagen AG	296	11

UTILITIES 0.1%

Verbund AG	259	12
Total Austria		78

BELGIUM 0.8%

COMMUNICATION SERVICES 0.1%

Proximus S.A.	1,145	33

CONSUMER STAPLES 0.3%

Anheuser-Busch InBev S.A. NV	848	71
Colruyt S.A.	626	47
		118
ENERGY 0.0%

Euronav NV	1,387	11

FINANCIALS 0.2%

Ageas	1,205	58
Gimv NV	196	11
		69
HEALTH CARE 0.1%

UCB S.A.	427	37

MATERIALS 0.1%

Umicore S.A.	497	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

UTILITIES 0.0%

Elia System Operator S.A.	177	12
Total Belgium		302

CAMBODIA 0.1%

CONSUMER DISCRETIONARY 0.1%

NagaCorp Ltd.	14,000	20
Total Cambodia		20

CANADA 6.7%

COMMUNICATION SERVICES 0.9%

BCE, Inc.	1,432	64
Cineplex, Inc.	630	11
Quebecor, Inc. 'B'	1,105	27
Rogers Communications, Inc. 'B'	1,347	72
Shaw Communications, Inc. 'B'	1,130	24
TELUS Corp.	1,084	40
Thomson Reuters Corp.	1,598	95
		333

CONSUMER DISCRETIONARY 0.8%

Canadian Tire Corp. Ltd. 'A'	242	26
Dollarama, Inc.	612	16
Gildan Activewear, Inc.	1,109	40
Great Canadian Gaming Corp. (a)	577	22
Lululemon Athletica, Inc. (a)	202	33
Magna International, Inc.	2,598	127
Martinrea International, Inc. (d)	1,413	13
Restaurant Brands International, Inc.	267	17
		294

CONSUMER STAPLES 0.8%

Alimentation Couche-Tard, Inc. 'B'	1,287	76
Empire Co. Ltd. 'A'	1,562	34
George Weston Ltd.	350	25
Loblaw Cos. Ltd.	973	48
Maple Leaf Foods, Inc.	644	15
Metro, Inc.	1,806	66
North West Co., Inc.	676	14
Saputo, Inc.	644	22
		300
ENERGY 0.6%

Baytex Energy Corp. (a)	3,205	5
Cameco Corp.	979	12
Cenovus Energy, Inc.	4,000	35
Crescent Point Energy Corp.	3,378	11
Enbridge, Inc.	1,511	55
Enerplus Corp.	1,455	12
Gibson Energy, Inc.	753	13
Husky Energy, Inc.	1,243	12
Imperial Oil Ltd.	859	23
MEG Energy Corp. (a)	1,511	6
Pembina Pipeline Corp.	371	14
Precision Drilling Corp. (a)	4,730	11
TransCanada Corp.	486	22
Trican Well Service Ltd. (a)	4,312	4
		235
FINANCIALS 1.3%

Bank of Montreal	1,763	132
Brookfield Asset Management, Inc. 'A'	772	36
Canadian Imperial Bank of Commerce	785	62
CI Financial Corp.	1,485	20
Fairfax Financial Holdings Ltd.	63	29
Great-West Lifeco, Inc. (d)	1,163	28
Home Capital Group, Inc.	996	12
IGM Financial, Inc.	537	14
Intact Financial Corp.	221	19
Onex Corp.	219	12
Power Corp. of Canada	2,236	52
Power Financial Corp.	826	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Toronto-Dominion Bank	1,140	62
		497

HEALTH CARE 0.0%

Chartwell Retirement Residences	982	11

INDUSTRIALS 1.1%

Aecon Group, Inc.	885	11
Air Canada (a)	630	15
CAE, Inc.	844	19
Canadian National Railway Co.	1,850	166
Canadian Pacific Railway Ltd.	456	94
Finning International, Inc.	673	12
NFI Group, Inc.	199	5
Ritchie Bros Auctioneers, Inc.	449	15
Russel Metals, Inc.	631	11
TFI International, Inc.	867	26
Toromont Industries Ltd.	385	20
Transcontinental, Inc. 'A'	953	12
WestJet Airlines Ltd.	1,191	17
		423

INFORMATION TECHNOLOGY 0.4%

Celestica, Inc. (a)	1,422	12
CGI, Inc. (a)	646	44
Constellation Software, Inc. (d)	45	38
Open Text Corp.	354	14
Shopify, Inc. 'A' (a)	100	21
		129

MATERIALS 0.4%

Barrick Gold Corp.	2,109	29
Franco-Nevada Corp.	149	11
Kirkland Lake Gold Ltd. (d)	486	15
Methanex Corp.	275	15
Nutrien Ltd.	365	19
Resolute Forest Products, Inc.	623	5
Teck Resources Ltd. 'B'	603	14
Western Forest Products, Inc.	7,954	11
Winpak Ltd.	367	12
Yamana Gold, Inc.	4,476	12
		143
REAL ESTATE 0.0%

Colliers International Group, Inc.	168	11

UTILITIES 0.4%

Atco Ltd. 'I'	540	19
Capital Power Corp.	819	19
Emera, Inc.	667	25
Fortis, Inc.	1,276	47
Superior Plus Corp.	1,300	11
TransAlta Corp.	1,515	11
		132
Total Canada		2,508

DENMARK 1.1%

CONSUMER STAPLES 0.1%

Carlsberg A/S 'B'	285	36
Royal Unibrew A/S	180	13
		49
FINANCIALS 0.1%

Topdanmark A/S	219	11
Tryg A/S	556	15
		26
HEALTH CARE 0.4%

Coloplast A/S 'B'	163	18
Demant A/S (a)	342	10
GN Store Nord A/S	270	13
H Lundbeck A/S	35	1

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Novo Nordisk A/S 'B'	1,916	100
		142

INDUSTRIALS 0.4%

AP Moller - Maersk A/S 'B'	64	81
ISS A/S	636	20
Vestas Wind Systems A/S	382	32
		133

MATERIALS 0.0%

Chr Hansen Holding A/S	170	17

UTILITIES 0.1%

Orsted A/S	373	29
Total Denmark		396

FINLAND 1.2%

COMMUNICATION SERVICES 0.1%

Elisa Oyj	320	15

CONSUMER STAPLES 0.1%

Kesko Oyj 'B'	570	35

ENERGY 0.2%

Neste Oyj	672	72

FINANCIALS 0.1%

Sampo Oyj 'A'	1,016	46

HEALTH CARE 0.0%

Orion Oyj 'B'	297	11

INDUSTRIALS 0.3%

Kone Oyj 'B'	1,544	78
Wartsila Oyj Abp	1,181	19
		97

INFORMATION TECHNOLOGY 0.2%

Nokia Oyj	8,993	51
Tieto Oyj	366	11
		62

MATERIALS 0.1%

Kemira Oyj	982	12
Stora Enso Oyj 'R'	1,994	24
UPM-Kymmene Oyj	436	13
		49
UTILITIES 0.1%

Fortum Oyj	2,196	45
Total Finland		432

FRANCE 6.8%

COMMUNICATION SERVICES 0.9%

Eutelsat Communications S.A.	562	10
Lagardere S.C.A.	1,053	27
Orange S.A.	7,127	116
Publicis Groupe S.A.	462	25
Television Francaise	1,209	11
Vivendi S.A.	5,297	154
		343
CONSUMER DISCRETIONARY 1.1%

Cie Generale des Etablissements Michelin S.C.A.	153	18
Elior Group S.A.	894	12
Hermes International	74	49
Kering S.A.	94	54
LVMH Moet Hennessy Louis Vuitton SE	406	149
Peugeot S.A.	2,417	59
Renault S.A.	192	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Sodexo S.A.	435	48
		402

CONSUMER STAPLES 0.9%

Carrefour S.A.	3,072	57
Casino Guichard Perrachon S.A.	666	29
Danone S.A.	1,134	87
L'Oreal S.A.	381	103
Pernod Ricard S.A.	290	52
		328

ENERGY 0.6%

CGG S.A. (a)	3,009	6
Total S.A.	3,928	219
		225

FINANCIALS 0.4%

AXA S.A.	2,331	59
Eurazeo S.A.	170	13
Natixis S.A.	2,281	12
SCOR SE	676	29
Societe Generale S.A.	642	18
		131

HEALTH CARE 0.4%

BioMerieux	134	11
Korian S.A.	282	12
Sanofi	1,395	123
		146

INDUSTRIALS 1.5%

Aeroports de Paris	57	11
Air France-KLM (a)	969	11
Airbus SE	1,364	181
Alstom S.A.	599	26
Bouygues S.A.	725	26
Dassault Aviation S.A.	3	5
Edenred	243	11
Getlink SE	728	11
Legrand S.A.	166	11
Rexel S.A.	1,720	19
Safran S.A.	670	92
Societe BIC S.A.	145	13
Thales S.A.	187	22
Vallourec S.A. (a)	1,784	4
Vinci S.A.	1,073	104
		547
INFORMATION TECHNOLOGY 0.2%

Alten S.A.	104	11
Atos SE	116	11
Dassault Systemes SE	249	37
Neopost S.A.	459	11
Worldline S.A. (a)	206	13
		83
MATERIALS 0.2%

Air Liquide S.A.	511	65
Eramet	75	4
		69
REAL ESTATE 0.0%

Nexity S.A.	230	11

UTILITIES 0.6%

Electricite de France S.A.	4,618	63
Engie S.A.	8,266	123

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Veolia Environnement S.A.	2,226	50
		236
Total France		2,521

GERMANY 5.6%

COMMUNICATION SERVICES 0.3%

Axel Springer SE	250	13
Deutsche Telekom AG	4,049	67
ProSiebenSat.1 Media SE	577	8
Scout24 AG	234	12
Telefonica Deutschland Holding AG	3,345	11
		111

CONSUMER DISCRETIONARY 0.8%

adidas AG	545	132
Bayerische Motoren Werke AG	365	28
Continental AG	302	46
Daimler AG	344	20
Fielmann AG	186	13
Hella GmbH & Co. KGaA	263	12
Hugo Boss AG	160	11
Leoni AG	355	7
Puma SE	20	12
TUI AG	961	9
		290

CONSUMER STAPLES 0.1%

Beiersdorf AG	156	16
METRO AG	847	14
Suedzucker AG	944	12
		42

FINANCIALS 1.1%

Commerzbank AG (a)	3,852	30
Deutsche Bank AG	3,322	27
Deutsche Boerse AG	423	54
Deutsche Pfandbriefbank AG	923	11
Hannover Rueck SE	215	31
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	899	213
Talanx AG	450	18
Wuestenrot & Wuerttembergische AG	569	11
		395
HEALTH CARE 0.3%

Carl Zeiss Meditec AG	144	12
Fresenius Medical Care AG & Co. KGaA	789	64
Fresenius SE & Co. KGaA	518	29
Merck KGaA	210	24
		129
INDUSTRIALS 0.5%

Bilfinger SE	321	11
Brenntag AG	480	25
Deutsche Lufthansa AG	1,615	35
Deutsche Post AG	1,629	53
Deutz AG	1,470	12
Fraport AG Frankfurt Airport Services Worldwide	165	13
Hochtief AG	112	16
Kloeckner & Co. SE	748	5
MTU Aero Engines AG	52	12
Rational AG	17	11
		193
INFORMATION TECHNOLOGY 0.9%

Infineon Technologies AG	673	13
SAP SE	2,555	296
Wirecard AG	82	10
		319
MATERIALS 0.5%

Aurubis AG	370	20
BASF SE	1,604	118
Evonik Industries AG	627	17
K+S AG	782	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Salzgitter AG	358	11
		180

REAL ESTATE 0.5%

Deutsche Wohnen SE	1,091	53
LEG Immobilien AG	153	19
TAG Immobilien AG	779	19
TLG Immobilien AG	365	11
Vonovia SE	1,761	91
		193

UTILITIES 0.6%

E.ON SE	6,114	68
RWE AG	3,683	99
Uniper SE	2,405	73
		240
Total Germany		2,092

HONG KONG 2.0%

COMMUNICATION SERVICES 0.2%

HKBN Ltd.	7,000	11
HKT Trust & HKT Ltd.	24,000	39
PCCW Ltd.	27,000	17
		67

CONSUMER DISCRETIONARY 0.3%

Bosideng International Holdings Ltd.	44,000	11
Chow Tai Fook Jewellery Group Ltd.	11,000	11
Li & Fung Ltd.	70,000	13
Luk Fook Holdings International Ltd.	2,000	7
Melco Resorts & Entertainment Ltd.	638	14
SJM Holdings Ltd.	26,000	30
Xinyi Glass Holdings Ltd.	10,000	11
Yue Yuen Industrial Holdings Ltd.	4,500	15
		112

CONSUMER STAPLES 0.2%

Dairy Farm International Holdings Ltd.	1,300	11
Sun Art Retail Group Ltd.	13,000	12
Vitasoy International Holdings Ltd.	2,000	10
WH Group Ltd.	26,000	28
		61
HEALTH CARE 0.0%

Sino Biopharmaceutical Ltd.	12,500	11

INDUSTRIALS 0.3%

Cathay Pacific Airways Ltd.	7,000	12
Jardine Matheson Holdings Ltd.	400	25
Jardine Strategic Holdings Ltd.	400	15
Kingboard Chemical Holdings Ltd.	3,000	11
MTR Corp. Ltd.	5,000	31
NWS Holdings Ltd.	5,000	11
Seaspan Corp.	1,511	13
		118
INFORMATION TECHNOLOGY 0.1%

Truly International Holdings Ltd. (a)	38,000	6
VTech Holdings Ltd.	1,300	14
		20
REAL ESTATE 0.5%

Hang Lung Group Ltd.	3,000	10
Hongkong Land Holdings Ltd.	3,200	23
Hysan Development Co. Ltd.	1,000	5
Kerry Properties Ltd.	2,500	11
New World Development Co. Ltd.	18,000	30
Shimao Property Holdings Ltd.	4,500	14
Swire Pacific Ltd. 'A'	4,000	52
Wharf Holdings Ltd.	4,000	12
Wharf Real Estate Investment Co. Ltd.	1,000	7

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Wheelock & Co. Ltd.	1,000	7
		171

UTILITIES 0.4%

China Gas Holdings Ltd.	3,200	11
CLP Holdings Ltd.	6,000	70
Hong Kong & China Gas Co. Ltd.	33,100	79
Power Assets Holdings Ltd.	1,000	7
		167
Total Hong Kong		727

IRELAND 1.5%

CONSUMER STAPLES 0.2%

C&C Group PLC	3,377	12
Glanbia PLC	847	16
Kerry Group PLC 'A'	528	59
		87

HEALTH CARE 1.0%

ICON PLC (a)	147	20
Jazz Pharmaceuticals PLC (a)	87	12
Medtronic PLC	3,817	348
		380

INDUSTRIALS 0.2%

Allegion PLC	144	13
DCC PLC	193	17
Grafton Group PLC	1,055	11
Kingspan Group PLC	278	13
		54

MATERIALS 0.1%

James Hardie Industries PLC ADR	1,002	13
Smurfit Kappa Group PLC	746	21
		34
Total Ireland		555

ISRAEL 0.7%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	17,366	13

ENERGY 0.1%

Delek Group Ltd.	71	12
Oil Refineries Ltd. (a)	2,864	1
Paz Oil Co. Ltd.	78	12
		25
FINANCIALS 0.2%

Bank Hapoalim BM	2,693	18
Bank Leumi Le-Israel BM	4,817	31
Harel Insurance Investments & Financial Services Ltd.	1,692	11
Israel Discount Bank Ltd. 'A'	6,847	24
Mizrahi Tefahot Bank Ltd.	537	11
Plus500 Ltd.	710	7
		102
HEALTH CARE 0.1%

Teva Pharmaceutical Industries Ltd. (a)	2,485	39
INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	290	37
Mellanox Technologies Ltd. (a)	95	11
Nice Ltd. (a)	172	21
		69
MATERIALS 0.1%

Israel Chemicals Ltd.	4,135	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Israel Corp. Ltd.	40	9
		31
Total Israel		279

ITALY 2.0%

COMMUNICATION SERVICES 0.1%

Telecom Italia SpA	61,279	38

CONSUMER DISCRETIONARY 0.1%

Ferrari NV	122	16
Moncler SpA	285	12
		28

ENERGY 0.7%

Eni SpA	11,169	197
Saipem SpA (a)	3,601	19
Saras SpA	5,861	11
Snam SpA	10,697	55
		282

FINANCIALS 0.2%

Banca Popolare di Sondrio SCPA	2,797	8
BPER Banca	3,114	13
FinecoBank Banca Fineco SpA	955	12
Societa Cattolica di Assicurazioni S.C.	1,230	12
Unione di Banche Italiane SpA	4,483	12
Unipol Gruppo Finanziario SpA	2,821	14
		71

HEALTH CARE 0.1%

DiaSorin SpA	121	12
Recordati SpA	275	11
		23

INDUSTRIALS 0.1%

ASTM SpA	427	12
Atlantia SpA	755	20
Societa Iniziative Autostradali e Servizi SpA	663	11
		43
UTILITIES 0.7%

Enel SpA	25,662	164
ERG SpA	634	12
Iren SpA	4,319	11
Terna Rete Elettrica Nazionale SpA	9,526	61
		248
Total Italy		733

JAPAN 24.7%

COMMUNICATION SERVICES 1.8%

Capcom Co. Ltd.	500	11
CyberAgent, Inc.	300	12
Daiichikosho Co. Ltd.	100	5
Dentsu, Inc.	700	30
Fuji Media Holdings, Inc.	1,800	25
Gree, Inc.	2,600	11
Kakaku.com, Inc.	600	12
KDDI Corp.	5,900	127
Konami Holdings Corp.	200	9
Nippon Telegraph & Telephone Corp.	3,100	132
NTT DOCOMO, Inc.	4,600	102
SoftBank Group Corp.	1,800	175
Square Enix Holdings Co. Ltd.	100	3
		654
CONSUMER DISCRETIONARY 4.9%

Adastria Co. Ltd.	500	11
Aisin Seiki Co. Ltd.	200	7
Arata Corp.	100	3
Autobacs Seven Co. Ltd.	800	13
Bandai Namco Holdings, Inc.	900	42
Benesse Holdings, Inc.	200	5

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Bridgestone Corp.	2,600	100
Canon Marketing Japan, Inc.	600	12
Casio Computer Co. Ltd.	1,300	17
DCM Holdings Co. Ltd.	1,800	17
Denso Corp.	800	31
EDION Corp.	1,200	11
Fast Retailing Co. Ltd.	100	47
FCC Co. Ltd.	600	13
Foster Electric Co. Ltd.	800	12
Geo Holdings Corp.	800	11
H2O Retailing Corp.	800	11
Heiwa Corp.	600	12
Hikari Tsushin, Inc.	100	19
Honda Motor Co. Ltd.	4,200	114
Iida Group Holdings Co. Ltd.	900	16
Isetan Mitsukoshi Holdings Ltd.	2,000	20
Isuzu Motors Ltd.	2,400	32
J Front Retailing Co. Ltd.	900	11
JVC Kenwood Corp.	4,600	11
K's Holdings Corp.	1,900	17
Keihin Corp.	700	12
Kohnan Shoji Co. Ltd.	600	15
Koito Manufacturing Co. Ltd.	200	11
Komeri Co. Ltd.	600	15
Kura Corp.	100	5
KYB Corp.	100	2
Mazda Motor Corp.	2,800	31
McDonald's Holdings Co. Japan Ltd.	100	5
Musashi Seimitsu Industry Co. Ltd.	800	11
NHK Spring Co. Ltd.	1,700	15
Nifco, Inc.	500	13
Nikon Corp.	1,000	14
Nishimatsuya Chain Co. Ltd.	1,200	10
Nissan Motor Co. Ltd.	16,800	138
Nitori Holdings Co. Ltd.	100	13
NOK Corp.	1,000	16
Ohsho Food Service Corp.	200	13
Oriental Land Co. Ltd.	400	46
Paltac Corp.	200	11
Pan Pacific International Holdings Corp.	100	7
Panasonic Corp.	5,300	46
Plenus Co. Ltd.	700	11
Rakuten, Inc.	1,200	11
Royal Holdings Co. Ltd.	500	13
Sankyo Co. Ltd.	200	8
Sanrio Co. Ltd.	600	14
Sekisui Chemical Co. Ltd.	1,500	24
Shimachu Co. Ltd.	400	10
Shimano, Inc.	100	16
Skylark Co. Ltd.	800	13
Sony Corp.	2,000	84
Stanley Electric Co. Ltd.	200	5
Subaru Corp.	500	11
Sumitomo Electric Industries Ltd.	4,100	55
Sumitomo Forestry Co. Ltd.	1,300	18
Sumitomo Rubber Industries Ltd.	1,400	17
Suzuki Motor Corp.	1,000	44
Takashimaya Co. Ltd.	1,100	15
Tokai Rika Co. Ltd.	700	12
Toyoda Gosei Co. Ltd.	600	13
Toyota Motor Corp.	3,500	206
TS Tech Co. Ltd.	200	6
Unipres Corp.	800	13
United Arrows Ltd.	200	7
USS Co. Ltd.	600	11
Yamada Denki Co. Ltd.	7,800	39
Yamaha Corp.	600	30
Yondoshi Holdings, Inc.	600	11
Yoshinoya Holdings Co. Ltd.	800	13
Zensho Holdings Co. Ltd.	400	9
		1,803
CONSUMER STAPLES 2.9%

Aeon Co. Ltd.	3,500	73
Ain Holdings, Inc.	100	8
Ajinomoto Co., Inc.	3,100	50
Ariake Japan Co. Ltd.	100	5
Asahi Group Holdings Ltd.	800	36
Coca-Cola Bottlers Japan, Inc.	200	5
Earth Chemical Co. Ltd.	100	5
Ezaki Glico Co. Ltd.	200	11
FamilyMart UNY Holdings Co. Ltd. 'L'	700	18
Fancl Corp.	500	13
Heiwado Co. Ltd.	600	13
House Foods Group, Inc.	300	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Ito En Ltd.	200	10
J-Oil Mills, Inc.	200	7
Japan Tobacco, Inc.	5,400	134
Kao Corp.	1,800	142
Kikkoman Corp.	400	20
Kirin Holdings Co. Ltd.	3,100	74
Kobayashi Pharmaceutical Co. Ltd.	100	8
Lion Corp.	700	15
Mandom Corp.	400	10
Maruha Nichiro Corp.	600	22
Matsumotokiyoshi Holdings Co. Ltd.	200	7
MEIJI Holdings Co. Ltd.	400	33
Mitsui Sugar Co. Ltd.	300	7
Morinaga & Co. Ltd.	100	4
NH Foods Ltd.	400	14
Nichirei Corp.	500	12
Nisshin Oillio Group Ltd.	300	9
Nisshin Seifun Group, Inc.	1,300	30
Nissin Foods Holdings Co. Ltd.	100	7
Noevir Holdings Co. Ltd.	100	5
Pigeon Corp.	300	12
Pola Orbis Holdings, Inc.	200	6
Prima Meat Packers Ltd.	500	9
S Foods, Inc.	100	4
Sakata Seed Corp.	200	7
Seven & i Holdings Co. Ltd.	2,400	91
Shiseido Co. Ltd.	300	22
Sundrug Co. Ltd.	100	3
Suntory Beverage & Food Ltd.	200	9
Toyo Suisan Kaisha Ltd.	300	11
Tsuruha Holdings, Inc.	100	8
Unicharm Corp.	1,100	36
Valor Holdings Co. Ltd.	600	15
Yakult Honsha Co. Ltd.	100	7
Yamazaki Baking Co. Ltd.	700	11
		1,070

ENERGY 0.8%

Idemitsu Kosan Co. Ltd.	1,964	66
Inpex Corp.	5,500	52
Iwatani Corp.	300	10
Japan Petroleum Exploration Co. Ltd.	500	11
JXTG Holdings, Inc.	28,800	132
Showa Shell Sekiyu KK	2,800	38
		309
FINANCIALS 0.9%

Dai-ichi Life Holdings, Inc.	2,300	32
Daiwa Securities Group, Inc.	3,100	15
Jafco Co. Ltd.	200	7
Japan Exchange Group, Inc.	700	13
Japan Post Bank Co. Ltd.	1,300	14
Japan Post Holdings Co. Ltd.	13,100	153
MS&AD Insurance Group Holdings, Inc.	400	12
North Pacific Bank Ltd.	4,200	11
Okasan Securities Group, Inc.	2,500	9
Sumitomo Mitsui Trust Holdings, Inc.	200	7
Tokio Marine Holdings, Inc.	1,000	49
Zenkoku Hosho Co. Ltd.	200	7
		329
HEALTH CARE 2.2%

Alfresa Holdings Corp.	1,200	34
Astellas Pharma, Inc.	9,800	147
Chugai Pharmaceutical Co. Ltd.	300	21
Daiichi Sankyo Co. Ltd.	1,000	46
Eisai Co. Ltd.	900	51
Hisamitsu Pharmaceutical Co., Inc.	100	5
Hogy Medical Co. Ltd.	200	7
Hoya Corp.	1,000	66
Kaken Pharmaceutical Co. Ltd.	100	5
Medipal Holdings Corp.	1,600	38
Nihon Kohden Corp.	400	12
Olympus Corp.	3,500	38
Otsuka Holdings Co. Ltd.	1,000	39
Paramount Bed Holdings Co. Ltd.	200	9
Rohto Pharmaceutical Co. Ltd.	700	18
Santen Pharmaceutical Co. Ltd.	1,500	22
Sawai Pharmaceutical Co. Ltd.	200	12
Shionogi & Co. Ltd.	800	50
Sumitomo Dainippon Pharma Co. Ltd.	400	10
Suzuken Co. Ltd.	400	23
Taisho Pharmaceutical Holdings Co. Ltd.	100	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Takeda Pharmaceutical Co. Ltd.	1,241	51
Terumo Corp.	2,000	61
Toho Holdings Co. Ltd.	800	20
Tsumura & Co.	200	6
		800

INDUSTRIALS 5.3%

ANA Holdings, Inc.	1,000	37
Asahi Glass Co. Ltd.	900	32
Central Glass Co. Ltd.	500	11
Central Japan Railway Co.	200	46
COMSYS Holdings Corp.	600	16
Dai Nippon Printing Co. Ltd.	2,000	48
Daikin Industries Ltd.	700	82
Daiseki Co. Ltd.	500	12
East Japan Railway Co.	800	77
FANUC Corp.	100	17
Fuji Electric Co. Ltd.	400	11
Fujikura Ltd.	2,800	11
Fujitec Co. Ltd.	1,000	11
Hankyu Hanshin Holdings, Inc.	400	15
Hanwa Co. Ltd.	400	11
Hazama Ando Corp.	1,600	11
Hino Motors Ltd.	2,400	20
Japan Airlines Co. Ltd.	2,300	81
JTEKT Corp.	1,700	21
Kajima Corp.	1,000	15
Kanematsu Corp.	900	10
Kawasaki Heavy Industries Ltd.	500	12
Kawasaki Kisen Kaisha Ltd. (a)	1,100	12
Keihan Holdings Co. Ltd.	200	8
Keikyu Corp.	600	10
Keio Corp.	200	13
Kinden Corp.	1,300	22
Kintetsu Group Holdings Co. Ltd.	700	33
Komatsu Ltd.	1,600	37
Kumagai Gumi Co. Ltd.	300	9
Kurita Water Industries Ltd.	400	10
Kyowa Exeo Corp.	600	17
Kyudenko Corp.	200	6
Makita Corp.	300	10
Marubeni Corp.	12,500	87
Minebea Mitsumi, Inc.	700	11
Mirait Holdings Corp.	700	10
Mitsubishi Corp.	2,000	56
Mitsubishi Heavy Industries Ltd.	1,800	75
Mitsui & Co. Ltd.	8,400	131
Mitsui E&S Holdings Co. Ltd.	1,100	10
Mitsui OSK Lines Ltd.	900	19
Nagase & Co. Ltd.	800	12
Nagoya Railroad Co. Ltd.	700	19
Nankai Electric Railway Co. Ltd.	600	17
Nippon Express Co. Ltd.	200	11
Nippon Sheet Glass Co. Ltd.	2,100	17
Nippon Yusen KK	1,700	25
Nisshinbo Holdings, Inc.	1,200	10
NSK Ltd.	1,900	18
NTN Corp.	3,600	11
Obayashi Corp.	2,900	29
Odakyu Electric Railway Co. Ltd.	600	15
OSG Corp.	600	12
Park24 Co. Ltd.	800	17
Recruit Holdings Co. Ltd.	3,200	92
Ryobi Ltd.	500	11
Sakai Moving Service Co. Ltd.	100	6
Sankyu, Inc.	100	5
Sanwa Holdings Corp.	900	11
Sanyo Denki Co. Ltd.	100	4
Secom Co. Ltd.	300	26
Seibu Holdings, Inc.	900	16
Seino Holdings Co. Ltd.	1,400	19
SG Holdings Co. Ltd.	200	6
Shimizu Corp.	1,300	11
SHO-BOND Holdings Co. Ltd.	100	7
Sohgo Security Services Co. Ltd.	200	9
Sojitz Corp.	11,100	39
Sumitomo Mitsui Construction Co. Ltd.	1,520	11
Taikisha Ltd.	200	6
Taisei Corp.	800	37
Takeuchi Manufacturing Co. Ltd.	600	11
Tobu Railway Co. Ltd.	800	23
TOKAI Holdings Corp.	1,300	11
Tokyu Construction Co. Ltd.	1,400	10
Tokyu Corp.	1,200	21
Toppan Printing Co. Ltd.	1,600	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Toshiba Corp.	1,300	41
Toshiba Plant Systems & Services Corp.	600	11
Toyota Tsusho Corp.	1,500	49
West Japan Railway Co.	500	38
Yamato Holdings Co. Ltd.	700	18
Yuasa Trading Co. Ltd.	200	6
		1,985
INFORMATION TECHNOLOGY 2.6%

Advantest Corp.	600	14
Amano Corp.	400	9
Anritsu Corp.	600	11
Avex, Inc.	800	11
Canon, Inc.	2,900	84
Daiwabo Holdings Co. Ltd.	200	12
FUJIFILM Holdings Corp.	800	36
Fujitsu Ltd.	600	43
GungHo Online Entertainment, Inc.	2,900	11
Hamamatsu Photonics KK	200	8
Hitachi Ltd.	6,700	218
Ibiden Co. Ltd.	900	14
Kaga Electronics Co. Ltd.	500	9
Konica Minolta, Inc.	4,300	42
Kyocera Corp.	400	24
Murata Manufacturing Co. Ltd.	1,700	85
NEC Corp.	2,400	81
NET One Systems Co. Ltd.	900	23
Nihon Unisys Ltd.	400	11
Nippon Electric Glass Co. Ltd.	500	13
Nomura Research Institute Ltd.	200	9
NTT Data Corp.	1,200	13
Obic Co. Ltd.	100	10
Oki Electric Industry Co. Ltd.	900	11
Omron Corp.	400	19
Otsuka Corp.	200	7
Ricoh Co. Ltd.	6,300	66
Sanken Electric Co. Ltd.	500	9
Seiko Epson Corp.	700	11
TIS, Inc.	200	9
Toho Co. Ltd.	300	12
Tokyo Electron Ltd.	100	15
Trend Micro, Inc.	100	5
Yaskawa Electric Corp.	400	13
		968
MATERIALS 1.6%

Daicel Corp.	2,000	22
Daido Steel Co. Ltd.	100	4
DIC Corp.	400	12
FP Corp.	100	6
Hitachi Metals Ltd.	1,300	15
JFE Holdings, Inc.	3,700	63
Kobe Steel Ltd.	3,700	28
Kuraray Co. Ltd.	900	11
Mitsubishi Chemical Holdings Corp.	1,500	11
Mitsubishi Materials Corp.	800	21
Mitsui Chemicals, Inc.	700	17
Nippon Paint Holdings Co. Ltd.	400	16
Nippon Paper Industries Co. Ltd. ‘L’	1,600	33
Nippon Steel & Sumitomo Metal Corp.	4,900	87
Nissan Chemical Industries Ltd.	300	14
Nittetsu Mining Co. Ltd.	100	4
Nitto Denko Corp.	100	5
Oji Holdings Corp.	6,300	39
Osaka Soda Co. Ltd.	400	10
Rengo Co. Ltd.	2,900	27
Sanyo Special Steel Co. Ltd.	500	10
Showa Denko KK	200	7
Sumitomo Chemical Co. Ltd.	3,800	18
Tokuyama Corp.	500	12
Tokyo Ohka Kogyo Co. Ltd.	200	5
Tokyo Steel Manufacturing Co. Ltd.	1,300	11
Toray Industries, Inc.	5,300	34
Toyo Seikan Group Holdings Ltd.	1,700	35
Toyobo Co. Ltd.	900	12
Ube Industries Ltd.	600	12
		601

REAL ESTATE 0.3%

Daito Trust Construction Co. Ltd.	200	28
Mitsubishi Estate Co. Ltd.	1,600	29
Mitsui Fudosan Co. Ltd.	1,400	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Sumitomo Realty & Development Co. Ltd.	700	29
		121

UTILITIES 1.4%

Chubu Electric Power Co., Inc.	3,800	59
Chugoku Electric Power Co., Inc.	3,000	38
Electric Power Development Co. Ltd. ‘C’	1,000	24
Hokuriku Electric Power Co.	1,300	10
Kansai Electric Power Co., Inc.	2,000	30
Kyushu Electric Power Co., Inc.	1,300	15
Osaka Gas Co. Ltd.	2,500	49
Shizuoka Gas Co. Ltd.	1,400	11
Toho Gas Co. Ltd.	600	27
Tohoku Electric Power Co., Inc.	2,800	36
Tokyo Electric Power Co. Holdings, Inc. (a)	22,900	145
Tokyo Gas Co. Ltd.	3,100	84
		528
Total Japan		9,168

LUXEMBOURG 0.4%

COMMUNICATION SERVICES 0.1%

RTL Group S.A.	397	22
SES S.A.	2,648	41
		63

MATERIALS 0.2%

ArcelorMittal	3,164	64

REAL ESTATE 0.1%

Aroundtown S.A.	1,496	12
Grand City Properties S.A.	454	11
		23
Total Luxembourg		150

MACAU 0.1%

CONSUMER DISCRETIONARY 0.1%

Sands China Ltd.	6,000	30
Wynn Macau Ltd.	4,800	11
		41
Total Macau		41

NETHERLANDS 3.7%

COMMUNICATION SERVICES 0.2%

Koninklijke KPN NV	21,210	67
VEON Ltd. ADR	5,733	12
		79
CONSUMER STAPLES 1.0%

Heineken Holding NV	586	59
Heineken NV	448	47
Koninklijke Ahold Delhaize NV	9,385	250
		356
ENERGY 0.9%

Fugro NV (a)	1,250	13
Royal Dutch Shell PLC ‘A’	10,215	321
		334
FINANCIALS 0.5%

Aegon NV	7,519	36
ASR Nederland NV	268	11
Euronext NV	199	13
ING Groep NV	6,773	82
NN Group NV	1,481	61
		203
HEALTH CARE 0.1%

Koninklijke Philips NV	1,122	46

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

INDUSTRIALS 0.4%

Arcadis NV	695	11
Boskalis Westminster	544	14
Koninklijke BAM Groep NV	2,523	11
Signify NV	511	14
TKH Group NV	242	11
Wolters Kluwer NV	1,100	75
		136

INFORMATION TECHNOLOGY 0.1%

ASML Holding NV	280	53

MATERIALS 0.5%

Akzo Nobel NV	910	81
Corbion NV	366	11
Koninklijke DSM NV	741	81
		173
Total Netherlands		1,380

NEW ZEALAND 0.4%

COMMUNICATION SERVICES 0.1%

Chorus Ltd.	3,621	14
Spark New Zealand Ltd.	11,927	31
		45

CONSUMER DISCRETIONARY 0.0%

SKYCITY Entertainment Group Ltd.	4,949	13

HEALTH CARE 0.1%

Fisher & Paykel Healthcare Corp. Ltd. ‘C’	1,407	15

INDUSTRIALS 0.0%

Auckland International Airport Ltd.	2,367	13

MATERIALS 0.1%

Fletcher Building Ltd.	4,771	16

UTILITIES 0.1%

Contact Energy Ltd.	3,896	19
Genesis Energy Ltd.	5,616	12
		31
Total New Zealand		133

NORWAY 1.2%

COMMUNICATION SERVICES 0.2%

Telenor ASA	4,471	89

CONSUMER STAPLES 0.3%

Austevoll Seafood ASA	875	10
Marine Harvest ASA	2,263	51
Orkla ASA	2,763	21
Salmar ASA	265	13
		95
ENERGY 0.4%

Aker Solutions ASA (a)	2,241	11
BW Offshore Ltd. (a)	1,084	6
Equinor ASA	4,558	100
Petroleum Geo-Services ASA	4,756	11
TGS NOPEC Geophysical Co. ASA	443	12
		140
FINANCIALS 0.1%

DNB ASA	630	12
Gjensidige Forsikring ASA	916	16

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

SpareBank 1 SR-Bank ASA	962	11
		39

INDUSTRIALS 0.0%

Tomra Systems ASA	394	12

MATERIALS 0.2%

Yara International ASA	1,932	79
Total Norway		454

PORTUGAL 0.3%

CONSUMER STAPLES 0.1%

Jeronimo Martins SGPS S.A.	1,046	15
Sonae SGPS S.A.	10,610	11
		26

MATERIALS 0.0%

Navigator Co. S.A.	2,733	13

UTILITIES 0.2%

EDP - Energias de Portugal S.A.	17,443	69
Total Portugal		108

SINGAPORE 1.3%

COMMUNICATION SERVICES 0.3%

Singapore Press Holdings Ltd.	11,100	20
Singapore Telecommunications Ltd.	33,000	74
		94

CONSUMER DISCRETIONARY 0.0%

Jardine Cycle & Carriage Ltd.	500	12

CONSUMER STAPLES 0.1%

Wilmar International Ltd.	13,900	34

FINANCIALS 0.4%

DBS Group Holdings Ltd.	2,400	45
Oversea-Chinese Banking Corp. Ltd.	1,500	12
Singapore Exchange Ltd.	3,100	17
United Overseas Bank Ltd.	2,800	52
		126
INDUSTRIALS 0.4%

ComfortDelGro Corp. Ltd.	19,000	36
Keppel Corp. Ltd.	5,900	27
SATS Ltd.	4,500	17
Sembcorp Industries Ltd.	6,700	13
Singapore Airlines Ltd.	3,900	28
Singapore Post Ltd.	15,000	11
Singapore Technologies Engineering Ltd.	9,000	25
		157
INFORMATION TECHNOLOGY 0.0%

Venture Corp. Ltd.	1,000	13

REAL ESTATE 0.1%

CDL Hospitality Trusts	9,000	11
Chip Eng Seng Corp. Ltd.	19,500	11
UOL Group Ltd.	2,200	11
		33
Total Singapore		469

SOUTH AFRICA 0.0%

HEALTH CARE 0.0%

Mediclinic International PLC	2,191	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Total South Africa		9

SPAIN 3.5%

COMMUNICATION SERVICES 0.3%

Mediaset Espana Comunicacion S.A.	1,424	11
Telefonica S.A.	11,641	97
		108

CONSUMER DISCRETIONARY 0.2%

Industria de Diseno Textil S.A.	2,650	78

CONSUMER STAPLES 0.1%

Ebro Foods S.A.	599	13
Viscofan S.A.	208	13
		26

ENERGY 0.4%

Enagas S.A.	375	11
Repsol S.A.	7,711	132
		143

FINANCIALS 0.2%

Banco Santander S.A.	13,823	64
Bankia S.A.	3,565	9
Bolsas y Mercados Espanoles SHMSF S.A.	408	12
Mapfre S.A.	5,811	16
		101

HEALTH CARE 0.1%

Grifols S.A.	1,104	31

INDUSTRIALS 0.4%

ACS Actividades de Construccion y Servicios S.A.	1,429	63
Aena SME S.A.	241	43
Cia de Distribucion Integral Logista Holdings S.A.	455	11
Ferrovial S.A.	2,130	50
		167

INFORMATION TECHNOLOGY 0.3%

Amadeus IT Group S.A.	1,319	105

UTILITIES 1.5%

Endesa S.A.	5,595	143
Iberdrola S.A.	29,542	259
Naturgy Energy Group S.A.	3,552	99
Red Electrica Corp. S.A.	2,284	49
		550
Total Spain		1,309

SWEDEN 3.5%

COMMUNICATION SERVICES 0.7%

Tele2 AB ‘B’	8,159	109
Telia Co. AB	36,676	165
		274
CONSUMER DISCRETIONARY 0.6%

Autoliv, Inc.	615	45
Electrolux AB ‘B’	1,480	38
Hennes & Mauritz AB ‘B’	7,614	127
JM AB	637	12
		222
CONSUMER STAPLES 0.2%

Axfood AB	926	17
Essity AB ‘B’	441	13
ICA Gruppen AB	329	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Swedish Match AB	455	23
		66

FINANCIALS 0.3%

Industrivarden AB ‘C’	1,122	24
Ratos AB ‘B’	3,613	7
Skandinaviska Enskilda Banken AB ‘A’	2,065	18
Svenska Handelsbanken AB ‘A’	2,647	28
Swedbank AB ‘A’	1,546	22
		99

INDUSTRIALS 0.8%

Alfa Laval AB	541	12
Assa Abloy AB ‘B’	2,185	47
Atlas Copco AB ‘A’	2,222	60
NCC AB ‘B’	757	12
S.A.S. AB (a)	5,407	11
Sandvik AB	3,177	52
Securitas AB ‘B’	700	11
SKF AB ‘B’	1,374	23
Volvo AB ‘B’	3,853	60
		288

INFORMATION TECHNOLOGY 0.9%

Telefonaktiebolaget LM Ericsson ‘B’	38,249	352

MATERIALS 0.0%

Hexpol AB	1,206	10

Total Sweden		1,311

SWITZERLAND 7.9%

COMMUNICATION SERVICES 0.2%

Sunrise Communications Group AG	150	11
Swisscom AG	158	77
		88

CONSUMER DISCRETIONARY 0.3%
Cie Financiere Richemont S.A.	762	56
Forbo Holding AG	8	12
Garmin Ltd.	740	64
		132
CONSUMER STAPLES 1.7%
Chocoladefabriken Lindt & Spruengli AG	2	14
Coca-Cola HBC AG	318	11
Emmi AG	12	10
Nestle S.A.	6,092	581
		616
FINANCIALS 2.2%

Baloise Holding AG	177	29
Banque Cantonale Vaudoise	16	13
Cembra Money Bank AG	136	13
GAM Holding AG	1,020	3
St Galler Kantonalbank AG	26	12
Swiss Life Holding AG	110	48
Swiss Re AG	2,921	286
Valiant Holding AG	96	11
Zurich Insurance Group AG	1,200	397
		812
HEALTH CARE 1.6%

Lonza Group AG	92	29
Novartis AG	1,764	170
Roche Holding AG	1,341	369
Sonova Holding AG	66	13
Vifor Pharma AG	83	11
		592
INDUSTRIALS 0.8%

ABB Ltd.	6,800	128
Adecco Group AG	213	11
Ferguson PLC	192	12
Flughafen Zurich AG	61	11

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Geberit AG	27	11
Georg Fischer AG	7	7
Kuehne + Nagel International AG	260	36
Panalpina Welttransport Holding AG	67	11
Schindler Holding AG	137	29
SGS S.A.	17	42
		298

INFORMATION TECHNOLOGY 0.3%

Logitech International S.A.	326	13
TE Connectivity Ltd.	1,246	100
		113

MATERIALS 0.7%

EMS-Chemie Holding AG	21	11
Ferrexpo PLC	3,450	11
Givaudan S.A.	33	85
Glencore PLC	26,090	108
Sika AG	276	39
		254

REAL ESTATE 0.1%

Allreal Holding AG	65	11
PSP Swiss Property AG	101	11
Swiss Prime Site AG	158	14
		36

UTILITIES 0.0%

BKW AG	164	11
Total Switzerland		2,952

UNITED KINGDOM 14.7%

COMMUNICATION SERVICES 1.1%

BT Group PLC	31,430	91
Cineworld Group PLC	3,746	14
Daily Mail & General Trust PLC ‘A’	1,806	15
Informa PLC	1,856	18
Inmarsat PLC	1,912	14
ITV PLC	7,041	12
Pearson PLC	9,586	105
TalkTalk Telecom Group PLC	8,316	12
Vodafone Group PLC	74,298	135
		416
CONSUMER DISCRETIONARY 1.9%

Barratt Developments PLC	1,367	11
BCA Marketplace PLC	4,281	11
Bellway PLC	422	17
Berkeley Group Holdings PLC	276	13
Burberry Group PLC	794	20
Compass Group PLC	5,759	136
Dixons Carphone PLC	7,353	14
Dunelm Group PLC	1,181	13
EI Group PLC (a)	3,956	11
Fiat Chrysler Automobiles NV (a)	1,954	29
Greene King PLC	2,805	24
Greggs PLC	1,078	26
Halfords Group PLC	3,003	9
Inchcape PLC	1,503	11
InterContinental Hotels Group PLC	208	13
J D Wetherspoon PLC	642	11
JD Sports Fashion PLC	2,692	18
Kingfisher PLC	22,812	70
Marks & Spencer Group PLC	12,595	46
Marston’s PLC	8,217	11
Moneysupermarket.com Group PLC	3,554	17
Next PLC	837	61
Persimmon PLC	424	12
Sports Direct International PLC	2,896	11
SSP Group PLC	1,433	13
Taylor Wimpey PLC	5,854	13
WH Smith PLC	487	13
Whitbread PLC	512	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

William Hill PLC	4,258	9
		697

CONSUMER STAPLES 3.0%

Associated British Foods PLC	758	24
British American Tobacco PLC	1,267	53
Britvic PLC	1,207	15
Diageo PLC	7,641	313
Imperial Brands PLC	4,058	139
J Sainsbury PLC	20,124	62
Reckitt Benckiser Group PLC	1,581	132
Tate & Lyle PLC	3,524	33
Tesco PLC	25,188	76
Unilever NV	2,644	154
Unilever PLC	894	51
WM Morrison Supermarkets PLC	25,043	74
		1,126

ENERGY 0.6%

BP PLC	21,828	159
Hunting PLC	1,942	15
John Wood Group PLC	1,341	9
Petrofac Ltd.	2,567	16
Premier Oil PLC	16,247	20
Subsea 7 S.A.	1,200	15
Tullow Oil PLC (a)	3,597	11
		245

FINANCIALS 1.4%

3i Group PLC	1,757	23
Admiral Group PLC	1,313	37
Ashmore Group PLC	2,384	13
Barclays PLC	33,686	68
Direct Line Insurance Group PLC	15,327	70
Hargreaves Lansdown PLC	817	20
HSBC Holdings PLC	6,003	49
IG Group Holdings PLC	3,664	25
Jardine Lloyd Thompson Group PLC	529	13
Jupiter Fund Management PLC	2,429	11
Lancashire Holdings Ltd.	1,746	15
Legal & General Group PLC	4,668	17
London Stock Exchange Group PLC	709	44
Provident Financial PLC (a)	1,570	10
Royal Bank of Scotland Group PLC	4,083	13
RSA Insurance Group PLC	2,140	14
Saga PLC	8,144	12
Schroders PLC	321	11
Standard Chartered PLC	4,153	32
Standard Life Aberdeen PLC	3,094	11
		508
HEALTH CARE 1.9%

AstraZeneca PLC	2,489	199
GlaxoSmithKline PLC	20,464	425
Indivior PLC (a)	3,789	5
Smith & Nephew PLC	3,321	66
		695
INDUSTRIALS 1.8%

Aggreko PLC	2,016	21
Ashtead Group PLC	461	11
Babcock International Group PLC	1,412	9
BAE Systems PLC	7,837	49
Balfour Beatty PLC	3,967	13
Bunzl PLC	930	31
CNH Industrial NV	1,638	17
easyJet PLC	1,361	20
Experian PLC	2,174	59
Firstgroup PLC (a)	9,108	11
Galliford Try PLC	980	8
Go-Ahead Group PLC	413	10
Hays PLC	6,428	12
HomeServe PLC	1,502	20
Howden Joinery Group PLC	2,218	14
IMI PLC	1,018	13
International Consolidated Airlines Group S.A.	3,335	22
Intertek Group PLC	202	13
Meggitt PLC	1,773	12
Pagegroup PLC	2,105	13
QinetiQ Group PLC	4,578	18
RELX PLC	4,281	92

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Rentokil Initial PLC	6,833	31
Rolls-Royce Holdings PLC	1,998	24
Royal Mail PLC	13,169	41
Senior PLC	3,245	9
SIG PLC	5,904	11
Spirax-Sarco Engineering PLC	263	25
Stagecoach Group PLC	5,359	11
Travis Perkins PLC	1,047	19
Ultra Electronics Holdings PLC	528	11
Vesuvius PLC	1,441	11
		681

INFORMATION TECHNOLOGY 0.2%

Computacenter PLC	914	13
Halma PLC	845	19
Micro Focus International PLC	650	17
Sage Group PLC	2,218	20
		69

MATERIALS 1.6%

Anglo American PLC	2,795	75
BHP Group PLC	7,010	169
Croda International PLC	590	39
Johnson Matthey PLC	775	32
Mondi PLC	515	11
Rio Tinto Ltd.	1,930	134
Rio Tinto PLC	1,865	108
Synthomer PLC	2,214	11
Victrex PLC	384	11
		590

UTILITIES 1.2%

Centrica PLC	40,347	60
Drax Group PLC	4,790	24
National Grid PLC	17,462	194
Pennon Group PLC	2,429	24
Severn Trent PLC	780	20
SSE PLC	6,662	103
United Utilities Group PLC	3,042	32
		457
Total United Kingdom		5,484

UNITED STATES 0.1%

CONSUMER DISCRETIONARY 0.0%

Carnival PLC	259	13

MATERIALS 0.1%

Alacer Gold Corp. (a)	3,680	10
Sims Metal Management Ltd.	1,687	13
		23
Total United States		36

Total Common Stocks (Cost $36,491)		35,484

PREFERRED STOCKS 0.5%

GERMANY 0.5%

CONSUMER STAPLES 0.1%

Henkel AG & Co. KGaA	448	46

HEALTH CARE 0.1%

Sartorius AG	65	11

INDUSTRIALS 0.3%

Volkswagen AG	747	118

MATERIALS 0.0%

Fuchs Petrolub SE	267	11

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Total Preferred Stocks (Cost $215)		186

REAL ESTATE INVESTMENT TRUSTS 2.7%

AUSTRALIA 0.2%

REAL ESTATE 0.2%

Goodman Group	2,362	22
GPT Group	4,095	18
Scentre Group	6,419	19
Vicinity Centres	6,054	11
		70
Total Australia		70

BELGIUM 0.1%

REAL ESTATE 0.1%

Befimmo S.A.	263	16
Cofinimmo S.A.	83	11
		27
Total Belgium		27

CANADA 0.5%

REAL ESTATE 0.5%

Allied Properties Real Estate Investment Trust	745	28
Canadian Apartment Properties REIT	640	25
Cominar Real Estate Investment Trust	1,797	16
Dream Global Real Estate Investment Trust	1,046	11
Dream Office Real Estate Investment Trust	943	17
Granite Real Estate Investment Trust	386	18
H&R Real Estate Investment Trust	1,608	28
RioCan Real Estate Investment Trust	1,430	28
		171
Total Canada		171

FRANCE 0.1%

REAL ESTATE 0.1%

Covivio	174	19
Gecina S.A.	116	17
Klepierre S.A.	568	20
		56
Total France		56

GERMANY 0.0%

REAL ESTATE 0.0%

alstria office REIT-AG	689	11
Total Germany		11

HONG KONG 0.2%

REAL ESTATE 0.2%

Link REIT	6,000	70
Total Hong Kong		70

JAPAN 1.0%

REAL ESTATE 1.0%

Activia Properties, Inc.	2	8
Advance Residence Investment Corp.	8	22
AEON REIT Investment Corp.	12	14
Daiwa Office Investment Corp.	2	14
Frontier Real Estate Investment Corp.	2	8
Fukuoka REIT Corp.	8	12
GLP J-Reit	16	17
Industrial & Infrastructure Fund Investment Corp.	10	11
Invincible Investment Corp.	22	11
Japan Excellent, Inc.	12	18
Japan Hotel REIT Investment Corp.	22	18
Japan Logistics Fund, Inc.	6	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Japan Prime Realty Investment Corp.	6	25
Japan Real Estate Investment Corp.	2	12
Japan Retail Fund Investment Corp.	7	14
Kenedix Office Investment Corp.	1	7
MCUBS MidCity Investment Corp.	16	15
Mori Hills REIT Investment Corp.	12	16
Mori Trust Sogo Reit, Inc.	7	11
Nippon Accommodations Fund, Inc.	2	10
Nippon Building Fund, Inc.	3	20
Nippon Prologis REIT, Inc.	9	19
Nomura Real Estate Master Fund, Inc.	12	18
Orix JREIT, Inc.	13	22
Premier Investment Corp.	14	18
Tokyu REIT, Inc.	10	16
		389
Total Japan		389

SINGAPORE 0.1%

REAL ESTATE 0.1%

Mapletree Commercial Trust	15,200	21
Mapletree Logistics Trust	15,000	16
		37
Total Singapore		37

SPAIN 0.0%

REAL ESTATE 0.0%

Inmobiliaria Colonial Socimi S.A.	1,067	11
Total Spain		11

UNITED KINGDOM 0.5%

REAL ESTATE 0.5%

British Land Co. PLC	2,318	18
Derwent London PLC	548	23
Great Portland Estates PLC	1,465	14
Land Securities Group PLC	3,275	39
Segro PLC	3,712	33
Shaftesbury PLC	1,486	17
UNITE Group PLC	2,264	27
		171
Total United Kingdom		171
Total Real Estate Investment Trusts (Cost $962)		1,013
Total Investments in Securities (Cost $37,668)		36,683
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund (b)(c)	9,603	10
Total Short-Term Instruments (Cost $10)		10
Total Investments in Affiliates (Cost $10)		10
Total Investments 98.6% (Cost $37,678)		$36,693
Other Assets and Liabilities, net 1.4%		496
Net Assets 100.0%		$37,189

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $9 were out on loan in exchange for $10 of cash collateral as of March 31, 2019.

(d)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Software, Inc.	12/13/2017 - 03/27/2019	$33	$38	0.10%
Great-West Lifeco, Inc.	08/31/2017 - 03/27/2019	30	28	0.07
Kirkland Lake Gold Ltd.	06/29/2018 - 03/27/2019	12	15	0.04
Martinrea International, Inc.	08/31/2017 - 03/27/2019	15	13	0.04
		$90	$94	0.25%

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
SSB	04/2019	$196	JPY	21,770	$0	$0
Total Forward Foreign Currency Contracts					$0	$0

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$173	$0	$173
Consumer Discretionary	0	191	0	191
Consumer Staples	0	203	0	203
Energy	0	150	0	150
Financials	0	334	0	334
Health Care	11	172	0	183
Industrials	0	165	0	165
Information Technology	23	14	0	37
Materials	0	384	0	384
Utilities	17	0	0	17
Austria
Energy	0	32	0	32
Industrials	0	9	0	9
Information Technology	0	3	0	3
Materials	0	11	0	11
Real Estate	11	0	0	11
Utilities	0	12	0	12
Belgium
Communication Services	0	33	0	33
Consumer Staples	0	118	0	118
Energy	0	11	0	11
Financials	0	69	0	69
Health Care	0	37	0	37
Materials	0	22	0	22
Utilities	0	12	0	12
Cambodia
Consumer Discretionary	0	20	0	20
Canada
Communication Services	333	0	0	333
Consumer Discretionary	294	0	0	294
Consumer Staples	300	0	0	300
Energy	235	0	0	235
Financials	497	0	0	497
Health Care	11	0	0	11
Industrials	423	0	0	423
Information Technology	129	0	0	129
Materials	143	0	0	143
Real Estate	11	0	0	11
Utilities	132	0	0	132
Denmark
Consumer Staples	0	49	0	49

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Financials	0	26	0	26
Health Care	0	142	0	142
Industrials	0	133	0	133
Materials	0	17	0	17
Utilities	29	0	0	29
Finland
Communication Services	15	0	0	15
Consumer Staples	0	35	0	35
Energy	0	72	0	72
Financials	0	46	0	46
Health Care	0	11	0	11
Industrials	0	97	0	97
Information Technology	0	62	0	62
Materials	0	49	0	49
Utilities	0	45	0	45
France
Communication Services	11	332	0	343
Consumer Discretionary	0	402	0	402
Consumer Staples	86	242	0	328
Energy	0	225	0	225
Financials	59	72	0	131
Health Care	0	146	0	146
Industrials	5	542	0	547
Information Technology	0	83	0	83
Materials	0	69	0	69
Real Estate	0	11	0	11
Utilities	0	236	0	236
Germany
Communication Services	23	88	0	111
Consumer Discretionary	12	278	0	290
Consumer Staples	0	42	0	42
Financials	11	384	0	395
Health Care	0	129	0	129
Industrials	0	193	0	193
Information Technology	0	319	0	319
Materials	0	180	0	180
Real Estate	11	182	0	193
Utilities	73	167	0	240
Hong Kong
Communication Services	39	28	0	67
Consumer Discretionary	14	98	0	112
Consumer Staples	0	61	0	61
Health Care	0	11	0	11
Industrials	13	105	0	118
Information Technology	0	20	0	20
Real Estate	0	171	0	171
Utilities	0	167	0	167
Ireland
Consumer Staples	75	12	0	87
Health Care	380	0	0	380
Industrials	13	41	0	54
Materials	0	34	0	34
Israel
Communication Services	0	13	0	13
Energy	0	25	0	25
Financials	7	95	0	102
Health Care	0	39	0	39
Information Technology	48	21	0	69
Materials	0	31	0	31
Italy
Communication Services	0	38	0	38
Consumer Discretionary	0	28	0	28
Energy	0	282	0	282
Financials	0	71	0	71
Health Care	0	23	0	23
Industrials	0	43	0	43
Utilities	0	248	0	248
Japan
Communication Services	0	654	0	654
Consumer Discretionary	0	1,803	0	1,803
Consumer Staples	0	1,070	0	1,070
Energy	0	309	0	309
Financials	0	329	0	329
Health Care	0	800	0	800
Industrials	0	1,985	0	1,985
Information Technology	0	968	0	968
Materials	0	601	0	601
Real Estate	0	121	0	121
Utilities	0	528	0	528
Luxembourg
Communication Services	41	22	0	63
Materials	0	64	0	64
Real Estate	0	23	0	23
Macau
Consumer Discretionary	0	41	0	41
Netherlands

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Communication Services	12	67	0	79
Consumer Staples	0	356	0	356
Energy	0	334	0	334
Financials	0	203	0	203
Health Care	0	46	0	46
Industrials	14	122	0	136
Information Technology	0	53	0	53
Materials	0	173	0	173
New Zealand
Communication Services	0	45	0	45
Consumer Discretionary	13	0	0	13
Health Care	0	15	0	15
Industrials	0	13	0	13
Materials	0	16	0	16
Utilities	0	31	0	31
Norway
Communication Services	0	89	0	89
Consumer Staples	0	95	0	95
Energy	0	140	0	140
Financials	0	39	0	39
Industrials	0	12	0	12
Materials	0	79	0	79
Portugal
Consumer Staples	0	26	0	26
Materials	0	13	0	13
Utilities	0	69	0	69
Singapore
Communication Services	0	94	0	94
Consumer Discretionary	0	12	0	12
Consumer Staples	0	34	0	34
Financials	0	126	0	126
Industrials	0	157	0	157
Information Technology	0	13	0	13
Real Estate	0	33	0	33
South Africa
Health Care	0	9	0	9
Spain
Communication Services	0	108	0	108
Consumer Discretionary	0	78	0	78
Consumer Staples	0	26	0	26
Energy	0	143	0	143
Financials	0	101	0	101
Health Care	0	31	0	31
Industrials	0	167	0	167
Information Technology	0	105	0	105
Utilities	0	550	0	550
Sweden
Communication Services	0	274	0	274
Consumer Discretionary	45	177	0	222
Consumer Staples	13	53	0	66
Financials	0	99	0	99
Industrials	0	288	0	288
Information Technology	0	352	0	352
Materials	0	10	0	10
Switzerland
Communication Services	0	88	0	88
Consumer Discretionary	64	68	0	132
Consumer Staples	0	616	0	616
Financials	0	812	0	812
Health Care	0	592	0	592
Industrials	0	298	0	298
Information Technology	100	13	0	113
Materials	0	254	0	254
Real Estate	0	36	0	36
Utilities	0	11	0	11
United Kingdom
Communication Services	27	389	0	416
Consumer Discretionary	55	642	0	697
Consumer Staples	0	1,126	0	1,126
Energy	0	245	0	245
Financials	25	483	0	508
Health Care	0	695	0	695
Industrials	62	619	0	681
Information Technology	0	69	0	69
Materials	0	590	0	590
Utilities	0	457	0	457
United States
Consumer Discretionary	0	13	0	13
Materials	10	13	0	23
Preferred Stocks
Germany
Consumer Staples	0	46	0	46
Health Care	0	11	0	11
Industrials	0	118	0	118
Materials	0	11	0	11
Real Estate Investment Trusts

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Australia
Real Estate	0	70	0	70
Belgium
Real Estate	11	16	0	27
Canada
Real Estate	171	0	0	171
France
Real Estate	19	37	0	56
Germany
Real Estate	0	11	0	11
Hong Kong
Real Estate	0	70	0	70
Japan
Real Estate	44	345	0	389
Singapore
Real Estate	0	37	0	37
Spain
Real Estate	0	11	0	11
United Kingdom
Real Estate	17	154	0	171

Total Investments	$4,237	$32,446	$0	$36,683

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	10	0	0	10

Total Investments	$4,247	$32,446	$0	$36,693

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 98.9% ¤

COMMON STOCKS 91.9%

BERMUDA 0.1%

FINANCIALS 0.1%

Arch Capital Group Ltd. (a)	994	$32
Argo Group International Holdings Ltd.	189	13
Assured Guaranty Ltd.	273	12
Axis Capital Holdings Ltd.	288	16
James River Group Holdings Ltd.	284	11
RenaissanceRe Holdings Ltd.	115	17
		101
Total Bermuda		101

IRELAND 0.4%

HEALTH CARE 0.0%

Steris PLC (a)	271	35

INFORMATION TECHNOLOGY 0.2%

Accenture PLC ’A’	1,105	195

MATERIALS 0.2%

Linde PLC	986	173
Total Ireland		403

LUXEMBOURG 0.0%

MATERIALS 0.0%

Ternium S.A. SP - ADR	313	8
Total Luxembourg		8

PUERTO RICO 0.0%

FINANCIALS 0.0%

Popular, Inc.	320	17
Total Puerto Rico		17

SWITZERLAND 0.3%

FINANCIALS 0.3%

Chubb Ltd.	1,868	261
Total Switzerland		261

UNITED KINGDOM 0.2%

CONSUMER STAPLES 0.0%

Coca-Cola European Partners PLC (a)	602	31

ENERGY 0.0%

Ensco PLC ’A’	2,234	9

FINANCIALS 0.2%

Aon PLC	642	110
Willis Towers Watson PLC	310	54
		164
INDUSTRIALS 0.0%

IHS Markit Ltd. (a)	201	11

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Total United Kingdom		215

UNITED STATES 90.9%

COMMUNICATION SERVICES 7.2%

Altice USA, Inc. ’A’	632	14
AMC Entertainment Holdings, Inc. ’A’	890	13
AMC Networks, Inc. ’A’ (a)	431	24
AT&T, Inc.	31,624	992
Cable One, Inc.	48	47
Cars.com, Inc. (a)	812	18
CBS Corp. NVDR ’B’	3,635	173
CenturyLink, Inc.	12,830	154
Charter Communications, Inc. ’A’ (a)	290	101
Comcast Corp. ’A’	8,108	324
Consolidated Communications Holdings, Inc.	1,172	13
Discovery, Inc. ’A’ (a)	2,171	59
Fox Corp. ’A’ (a)	5,058	186
Gannett Co., Inc.	3,135	33
InterActiveCorp (a)	249	52
Interpublic Group of Cos., Inc.	4,098	86
Liberty Broadband Corp. ’C’ (a)	210	19
Liberty Media Corp-Liberty SiriusXM ’C’ (a)	3,796	145
Netflix, Inc. (a)	829	296
New Media Investment Group, Inc.	936	10
New York Times Co. ’A’	492	16
News Corp. ’A’	3,966	49
Nexstar Media Group, Inc. ’A’	144	16
Omnicom Group, Inc.	2,061	150
Scholastic Corp.	256	10
Sinclair Broadcast Group, Inc. ’A’	671	26
Sirius XM Holdings, Inc.	3,024	17
Sprint Corp. (a)	1,956	11
T-Mobile US, Inc. (a)	555	38
TEGNA, Inc.	2,946	42
Telephone & Data Systems, Inc.	1,239	38
Tribune Media Co. ’A’	2,095	97
TripAdvisor, Inc. (a)	353	18
U.S. Cellular Corp. (a)	328	15
Verizon Communications, Inc.	33,633	1,989
Viacom, Inc. ’B’	9,593	269
Walt Disney Co.	12,673	1,407
Zynga, Inc. ’A’ (a)	2,732	15
		6,982
CONSUMER DISCRETIONARY 15.0%

Aaron’s, Inc.	725	38
Abercrombie & Fitch Co. ’A’	3,009	82
Adient PLC	859	11
Adtalem Global Education, Inc. (a)	1,045	48
Advance Auto Parts, Inc.	331	56
Amazon.com, Inc. (a)	577	1,027
American Eagle Outfitters, Inc.	7,737	172
Aramark	963	28
Asbury Automotive Group, Inc. (a)	576	40
AutoNation, Inc. (a)	545	19
AutoZone, Inc. (a)	241	247
Bed Bath & Beyond, Inc.	7,816	133
Best Buy Co., Inc.	2,527	180
Big Lots, Inc.	932	35
Bloomin’ Brands, Inc.	1,275	26
Booking Holdings, Inc. (a)	13	23
Bright Horizons Family Solutions, Inc. (a)	405	51
Brinker International, Inc.	3,032	135
Buckle, Inc.	1,212	23
Caleres, Inc.	723	18
Carter’s, Inc.	916	92
Cheesecake Factory, Inc.	1,921	94
Chico’s FAS, Inc.	6,614	28
Children’s Place, Inc.	146	14
Chipotle Mexican Grill, Inc. (a)	246	175
Churchill Downs, Inc.	315	28
Columbia Sportswear Co.	156	16
Cooper Tire & Rubber Co.	1,414	42
Cooper-Standard Holding, Inc. (a)	161	8
Core-Mark Holding Co., Inc.	755	28
Cracker Barrel Old Country Store, Inc.	489	79
Dana, Inc.	2,149	38
Darden Restaurants, Inc.	1,062	129
Deckers Outdoor Corp. (a)	616	91
Designer Brands, Inc.	3,212	71
Dick’s Sporting Goods, Inc.	1,024	38
Dillard’s, Inc. ’A’	334	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Dollar General Corp.	3,658	436
Domino’s Pizza, Inc.	400	103
Dorman Products, Inc. (a)	438	39
Dunkin’ Brands Group, Inc.	779	59
eBay, Inc.	1,861	69
Expedia Group, Inc.	212	25
Extended Stay America, Inc.	1,213	22
Foot Locker, Inc.	2,310	140
Ford Motor Co.	36,242	318
Fossil Group, Inc. (a)	3,312	45
G-III Apparel Group Ltd. (a)	854	34
GameStop Corp. ’A’	3,170	32
Gap, Inc.	5,215	137
General Motors Co.	12,469	463
Genesco, Inc. (a)	779	35
Gentex Corp.	1,994	41
Genuine Parts Co.	992	111
Goodyear Tire & Rubber Co.	704	13
Graham Holdings Co. ’B’	68	46
Group 1 Automotive, Inc.	526	34
Guess?, Inc.	1,933	38
H&R Block, Inc.	2,418	58
Hanesbrands, Inc.	2,456	44
Harley-Davidson, Inc.	867	31
Hasbro, Inc.	406	35
Hilton Worldwide Holdings, Inc.	99	8
Home Depot, Inc.	3,056	586
Houghton Mifflin Harcourt Co. (a)	1,504	11
Jack in the Box, Inc.	558	45
Kohl’s Corp.	3,448	237
L Brands, Inc.	1,793	49
La-Z-Boy, Inc.	878	29
Las Vegas Sands Corp.	1,326	81
Lear Corp.	266	36
Leggett & Platt, Inc.	1,229	52
Lowe’s Cos., Inc.	4,972	544
Macy’s, Inc.	8,333	200
Marriott International, Inc. ’A’	128	16
Marriott Vacations Worldwide Corp.	178	17
Mattel, Inc. (a)	6,105	79
McDonald’s Corp.	6,874	1,305
MDC Holdings, Inc.	993	29
Meritage Homes Corp. (a)	328	15
Murphy USA, Inc. (a)	870	74
NIKE, Inc. ’B’	6,043	509
Nordstrom, Inc.	2,233	99
NVR, Inc. (a)	27	75
O’Reilly Automotive, Inc. (a)	877	341
Office Depot, Inc.	12,092	44
Penske Automotive Group, Inc.	287	13
Pool Corp.	397	65
PulteGroup, Inc.	404	11
Qurate Retail, Inc. (a)	2,510	40
Ralph Lauren Corp.	745	97
Regis Corp. (a)	792	16
RH (a)	112	12
Ross Stores, Inc.	1,577	147
Sally Beauty Holdings, Inc. (a)	5,087	94
SeaWorld Entertainment, Inc. (a)	2,977	77
Service Corp. International	1,066	43
ServiceMaster Global Holdings, Inc. (a)	932	44
Signet Jewelers Ltd.	851	23
Six Flags Entertainment Corp.	1,231	61
Sleep Number Corp. (a)	642	30
Sotheby’s (a)	363	14
Starbucks Corp.	6,224	463
Steven Madden Ltd.	1,068	36
Sturm Ruger & Co., Inc.	410	22
Target Corp.	14,331	1,150
Tempur Sealy International, Inc. (a)	386	22
Tenneco, Inc. ’A’	751	17
Tesla, Inc. (a)	410	115
Texas Roadhouse, Inc.	474	29
Thor Industries, Inc.	300	19
TJX Cos., Inc.	11,467	610
Tractor Supply Co.	844	83
Tupperware Brands Corp.	661	17
Ulta Salon Cosmetics & Fragrance, Inc. (a)	287	100
Under Armour, Inc. (a)	1,110	23
Urban Outfitters, Inc. (a)	1,202	36
Vail Resorts, Inc.	141	31
VF Corp.	1,802	157
Visteon Corp. (a)	339	23
Wendy’s Co.	6,748	121
Whirlpool Corp.	111	15
Williams-Sonoma, Inc.	1,776	100

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Wyndham Destinations, Inc.	777	31
Wynn Resorts Ltd.	98	12
Yum! Brands, Inc.	2,136	213
		14,508

CONSUMER STAPLES 14.6%

Altria Group, Inc.	5,785	332
Archer-Daniels-Midland Co.	8,789	379
B&G Foods, Inc.	780	19
Boston Beer Co., Inc. ’A’ (a)	170	50
Brown-Forman Corp. ’B’	1,906	101
Bunge Ltd.	3,488	185
Cal-Maine Foods, Inc.	734	33
Campbell Soup Co.	1,345	51
Casey’s General Stores, Inc.	766	99
Church & Dwight Co., Inc.	2,180	155
Clorox Co.	794	127
Coca-Cola Co.	31,741	1,487
Colgate-Palmolive Co.	4,805	329
Conagra Brands, Inc.	1,857	52
Constellation Brands, Inc. ’A’	269	47
Costco Wholesale Corp.	3,929	951
Darling Ingredients, Inc. (a)	1,084	24
Edgewell Personal Care Co. (a)	627	28
Estee Lauder Cos., Inc. ’A’	943	156
Flowers Foods, Inc.	2,675	57
Fresh Del Monte Produce, Inc.	511	14
General Mills, Inc.	5,552	287
Herbalife Nutrition Ltd. (a)	1,091	58
Hershey Co.	1,010	116
Hormel Foods Corp.	1,975	88
Ingredion, Inc.	355	34
J&J Snack Foods Corp.	107	17
JM Smucker Co.	778	91
Kellogg Co.	1,832	105
Keurig Dr Pepper, Inc.	1,431	40
Kimberly-Clark Corp.	2,421	300
Kroger Co.	16,474	405
Lamb Weston Holdings, Inc.	1,267	95
Lancaster Colony Corp.	370	58
McCormick & Co., Inc.	988	149
Mondelez International, Inc. ’A’	2,564	128
Monster Beverage Corp. (a)	417	23
Nu Skin Enterprises, Inc. ’A’	1,388	66
PepsiCo, Inc.	11,890	1,457
Performance Food Group Co. (a)	1,566	62
Philip Morris International, Inc.	11,021	974
Post Holdings, Inc. (a)	203	22
Procter & Gamble Co.	16,597	1,727
Sanderson Farms, Inc.	722	95
Sprouts Farmers Market, Inc. (a)	1,451	31
Sysco Corp.	5,240	350
TreeHouse Foods, Inc. (a)	859	56
Tyson Foods, Inc. ’A’	1,841	128
U.S. Foods Holding Corp. (a)	1,830	64
United Natural Foods, Inc. (a)	1,497	20
Universal Corp.	422	24
USANA Health Sciences, Inc. (a)	113	10
Vector Group Ltd.	1,354	15
Wal-Mart Stores, Inc.	22,427	2,187
Walgreens Boots Alliance, Inc.	2,692	170
Weis Markets, Inc.	203	8
		14,136
ENERGY 7.0%

Apache Corp.	591	20
Archrock, Inc.	2,005	20
Baker Hughes a GE Co.	1,020	28
Chevron Corp.	7,510	925
CNX Resources Corp. (a)	1,131	12
ConocoPhillips	14,759	985
CVR Energy, Inc.	130	5
Diamond Offshore Drilling, Inc. (a)	1,161	12
Dril-Quip, Inc. (a)	1,097	50
Exxon Mobil Corp.	18,945	1,531
Green Plains, Inc.	1,411	24
Helix Energy Solutions Group, Inc. (a)	2,576	20
Helmerich & Payne, Inc.	341	19
Hess Corp.	5,468	329
HollyFrontier Corp.	5,476	270
Kinder Morgan, Inc.	6,410	128
Marathon Oil Corp.	12,151	203
Marathon Petroleum Corp.	5,342	320
McDermott International, Inc. (a)	1,352	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Murphy Oil Corp.	2,438	71
Nabors Industries Ltd.	4,349	15
National Oilwell Varco, Inc.	5,219	139
Oasis Petroleum, Inc. (a)	1,903	11
Oceaneering International, Inc. (a)	2,929	46
Oil States International, Inc. (a)	1,309	22
ONEOK, Inc.	1,354	95
Patterson-UTI Energy, Inc.	1,586	22
PBF Energy, Inc. ’A’	1,471	46
Peabody Energy Corp.	906	26
Phillips 66	5,242	499
QEP Resources, Inc. (a)	6,000	47
Rowan Cos. PLC ’A’ (a)	4,685	51
SM Energy Co.	2,694	47
Superior Energy Services, Inc. (a)	4,797	22
Targa Resources Corp.	404	17
Transocean Ltd.	4,210	37
Unit Corp. (a)	763	11
Valero Energy Corp.	6,163	523
Whiting Petroleum Corp. (a)	2,433	64
Williams Cos., Inc.	2,184	63
World Fuel Services Corp.	1,187	34
		6,819

FINANCIALS 5.6%

Affiliated Managers Group, Inc.	194	21
Aflac, Inc.	6,301	315
Alleghany Corp. (a)	85	52
Allstate Corp.	2,837	267
Ally Financial, Inc.	4,386	121
Ambac Financial Group, Inc. (a)	872	16
American Express Co.	1,245	136
American Financial Group, Inc.	355	34
American International Group, Inc.	12,713	547
American National Insurance Co.	74	9
Arthur J Gallagher & Co.	936	73
Assurant, Inc.	821	78
Brighthouse Financial, Inc. (a)	381	14
Brown & Brown, Inc.	2,199	65
Capital One Financial Corp.	856	70
Capitol Federal Financial, Inc.	1,092	15
Cincinnati Financial Corp.	1,000	86
CIT Group, Inc.	651	31
CME Group, Inc.	1,617	266
CNO Financial Group, Inc.	1,657	27
Commerce Bancshares, Inc.	324	19
Credit Acceptance Corp. (a)	41	18
Discover Financial Services	476	34
Erie Indemnity Co. ’A’	127	23
FactSet Research Systems, Inc.	256	64
Federated Investors, Inc. ’B’	900	26
Fidelity National Financial, Inc.	1,007	37
First American Financial Corp.	1,076	55
First Republic Bank	535	54
FirstCash, Inc.	242	21
Franklin Resources, Inc.	2,133	71
Genworth Financial, Inc. ’A’ (a)	10,254	39
Glacier Bancorp, Inc.	289	12
Hanover Insurance Group, Inc.	475	54
Intercontinental Exchange, Inc.	1,080	82
Kemper Corp.	668	51
Legg Mason, Inc.	1,090	30
Lincoln National Corp.	315	18
Loews Corp.	2,360	113
LPL Financial Holdings, Inc.	1,469	102
Markel Corp. (a)	41	41
Marsh & McLennan Cos., Inc.	3,668	344
MBIA, Inc. (a)	1,969	19
Mercury General Corp.	681	34
MetLife, Inc.	1,071	46
Moody’s Corp.	229	41
Morningstar, Inc.	214	27
MSCI, Inc.	627	125
Nasdaq, Inc.	380	33
National General Holdings Corp.	592	14
Navient Corp.	4,210	49
New York Community Bancorp, Inc.	597	7
Northwest Bancshares, Inc.	841	14
Old Republic International Corp.	406	8
PRA Group, Inc. (a)	530	14
Primerica, Inc.	143	17
ProAssurance Corp.	609	21
Progressive Corp.	3,647	263
S&P Global, Inc.	346	73
Santander Consumer USA Holdings, Inc.	1,304	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

SEI Investments Co.	738	39
Selective Insurance Group, Inc.	187	12
Stewart Information Services Corp.	323	14
T Rowe Price Group, Inc.	937	94
Travelers Cos., Inc.	4,390	602
United Bankshares, Inc.	352	13
Voya Financial, Inc.	1,799	90
Waddell & Reed Financial, Inc. ’A’	2,545	44
Webster Financial Corp.	295	15
White Mountains Insurance Group Ltd.	32	30
World Acceptance Corp. (a)	212	25
WR Berkley Corp.	677	57
		5,418

HEALTH CARE 11.7%

Abbott Laboratories	3,148	252
AbbVie, Inc.	3,047	246
Agilent Technologies, Inc.	571	46
Alexion Pharmaceuticals, Inc. (a)	385	52
AmerisourceBergen Corp.	468	37
Amgen, Inc.	1,122	213
Anthem, Inc.	2,335	670
Baxter International, Inc.	3,517	286
Becton Dickinson and Co.	1,022	255
Bio-Rad Laboratories, Inc. ’A’ (a)	193	59
Bio-Techne Corp.	122	24
Biogen, Inc. (a)	586	139
BioMarin Pharmaceutical, Inc. (a)	574	51
Boston Scientific Corp. (a)	2,495	96
Brookdale Senior Living, Inc. (a)	3,409	22
Bruker Corp.	767	30
Cardinal Health, Inc.	3,001	145
Catalent, Inc. (a)	423	17
Celgene Corp. (a)	1,753	165
Centene Corp. (a)	724	38
Charles River Laboratories International, Inc. (a)	157	23
Chemed Corp.	279	89
Cigna Corp.	169	27
Cooper Cos., Inc.	348	103
CVS Health Corp.	22,386	1,207
Danaher Corp.	2,661	351
DaVita, Inc. (a)	802	44
Dentsply Sirona, Inc.	257	13
Eli Lilly & Co.	1,655	215
Encompass Health Corp.	744	43
Gilead Sciences, Inc.	5,697	370
HCA Healthcare, Inc.	1,929	252
Henry Schein, Inc. (a)	1,202	72
Hill-Rom Holdings, Inc.	216	23
Hologic, Inc. (a)	937	45
Humana, Inc.	834	222
Illumina, Inc. (a)	525	163
Incyte Corp. (a)	578	50
Intuitive Surgical, Inc. (a)	369	211
IQVIA Holdings, Inc. (a)	544	78
Johnson & Johnson	11,760	1,644
Laboratory Corp. of America Holdings (a)	319	49
Magellan Health, Inc. (a)	583	38
Mallinckrodt PLC (a)	376	8
Masimo Corp. (a)	324	45
McKesson Corp.	391	46
MEDNAX, Inc. (a)	1,135	31
Merck & Co., Inc.	14,775	1,229
Mettler-Toledo International, Inc. (a)	89	64
Molina Healthcare, Inc. (a)	191	27
Myriad Genetics, Inc. (a)	2,052	68
Patterson Cos., Inc.	1,380	30
PerkinElmer, Inc.	356	34
Pfizer, Inc.	10,023	426
PRA Health Sciences, Inc. (a)	190	21
Premier, Inc. ’A’ (a)	513	18
Quest Diagnostics, Inc.	804	72
Regeneron Pharmaceuticals, Inc. (a)	147	60
ResMed, Inc.	1,204	125
Select Medical Holdings Corp. (a)	1,254	18
Stryker Corp.	1,064	210
Syneos Health, Inc. (a)	270	14
Teleflex, Inc.	156	47
Tenet Healthcare Corp. (a)	3,347	97
Thermo Fisher Scientific, Inc.	719	197
United Therapeutics Corp. (a)	428	50
Universal Health Services, Inc. ’B’	147	20
Varian Medical Systems, Inc. (a)	120	17
Waters Corp. (a)	75	19
WellCare Health Plans, Inc. (a)	162	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

West Pharmaceutical Services, Inc.	238	26
Zimmer Biomet Holdings, Inc.	369	47
Zoetis, Inc.	98	10
		11,295

INDUSTRIALS 10.6%

3M Co.	2,905	604
AAR Corp.	591	19
ABM Industries, Inc.	1,248	45
Actuant Corp. ’A’	752	18
Acuity Brands, Inc.	89	11
Advanced Disposal Services, Inc. (a)	472	13
AECOM (a)	275	8
AGCO Corp.	580	40
Aircastle Ltd.	940	19
Alaska Air Group, Inc.	221	12
Allegiant Travel Co.	140	18
Allison Transmission Holdings, Inc.	1,509	68
AMERCO	64	24
American Airlines Group, Inc.	3,238	103
AO Smith Corp.	630	34
Applied Industrial Technologies, Inc.	447	27
ArcBest Corp.	730	23
Armstrong World Industries, Inc.	504	40
Atlas Air Worldwide Holdings, Inc. (a)	478	24
Avis Budget Group, Inc. (a)	1,447	50
Boeing Co.	2,254	860
Brady Corp. ’A’	259	12
BWX Technologies, Inc.	846	42
Carlisle Cos., Inc.	182	22
CH Robinson Worldwide, Inc.	1,504	131
Cintas Corp.	699	141
Clean Harbors, Inc. (a)	177	13
Comfort Systems USA, Inc.	213	11
Copart, Inc. (a)	2,565	155
CoStar Group, Inc. (a)	118	55
Covanta Holding Corp.	1,984	34
Crane Co.	244	21
CSX Corp.	2,003	150
Cummins, Inc.	628	99
Curtiss-Wright Corp.	220	25
Deere & Co.	2,065	330
Delta Air Lines, Inc.	552	29
Deluxe Corp.	444	19
Donaldson Co., Inc.	1,249	63
Dover Corp.	258	24
Emerson Electric Co.	2,030	139
Encore Wire Corp.	193	11
Expeditors International of Washington, Inc.	2,132	162
Fastenal Co.	1,312	84
Flowserve Corp.	172	8
Fluor Corp.	2,027	75
Fortive Corp.	318	27
Franklin Electric Co., Inc.	328	17
FTI Consulting, Inc. (a)	747	57
GATX Corp.	567	43
Generac Holdings, Inc. (a)	806	41
General Dynamics Corp.	994	168
General Electric Co.	15,584	156
Genesee & Wyoming, Inc. ’A’ (a)	179	16
Graco, Inc.	702	35
Greenbrier Cos., Inc.	1,060	34
Harris Corp.	306	49
HD Supply Holdings, Inc. (a)	1,460	63
Healthcare Services Group, Inc.	711	23
HEICO Corp.	322	31
Herman Miller, Inc.	638	22
Hertz Global Holdings, Inc. (a)	2,149	37
Hexcel Corp.	622	43
Hillenbrand, Inc.	276	12
HNI Corp.	476	17
Honeywell International, Inc.	1,313	209
Hub Group, Inc. ’A’ (a)	695	28
Hubbell, Inc.	137	16
IDEX Corp.	280	43
Illinois Tool Works, Inc.	1,158	166
Ingersoll-Rand PLC	435	47
ITT, Inc.	787	46
Jacobs Engineering Group, Inc.	1,168	88
JB Hunt Transport Services, Inc.	507	51
Johnson Controls International PLC	1,642	61
Kaman Corp.	292	17
KAR Auction Services, Inc.	881	45
KBR, Inc.	4,099	78
Knight-Swift Transportation Holdings, Inc.	360	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Landstar System, Inc.	456	50
Lennox International, Inc.	409	108
Lincoln Electric Holdings, Inc.	632	53
Lockheed Martin Corp.	1,342	403
Macquarie Infrastructure Corp.	1,344	55
ManpowerGroup, Inc.	649	54
Masco Corp.	1,338	53
Masonite International Corp. (a)	256	13
Moog, Inc. ’A’	361	31
MRC Global, Inc. (a)	1,996	35
MSA Safety, Inc.	166	17
MSC Industrial Direct Co., Inc. ’A’	962	80
Mueller Industries, Inc.	589	18
Neilsen Holdings PLC	555	13
Nordson Corp.	258	34
Norfolk Southern Corp.	482	90
Northrop Grumman Corp.	1,333	359
NOW, Inc. (a)	2,564	36
Old Dominion Freight Line, Inc.	178	26
Oshkosh Corp.	90	7
PACCAR, Inc.	615	42
Parker-Hannifin Corp.	387	66
Pitney Bowes, Inc.	6,738	46
Quad/Graphics, Inc.	830	10
Quanta Services, Inc.	1,041	39
Raytheon Co.	1,204	219
Regal Beloit Corp.	137	11
Republic Services, Inc.	1,257	101
Robert Half International, Inc.	866	56
Rockwell Automation, Inc.	311	55
Rollins, Inc.	1,283	53
Roper Technologies, Inc.	183	63
Rush Enterprises, Inc. ’A’	466	20
SkyWest, Inc.	640	35
Snap-on, Inc.	99	16
Southwest Airlines Co.	274	14
Spirit AeroSystems Holdings, Inc. ’A’	189	17
Spirit Airlines, Inc. (a)	228	12
SPX FLOW, Inc. (a)	376	12
Steelcase, Inc. ’A’	1,370	20
Stericycle, Inc. (a)	518	28
Teledyne Technologies, Inc. (a)	260	62
Terex Corp.	1,519	49
Timken Co.	1,215	53
Toro Co.	877	60
TransDigm Group, Inc. (a)	259	118
TransUnion	597	40
Trinity Industries, Inc.	822	18
Triumph Group, Inc.	991	19
TrueBlue, Inc. (a)	520	12
Tutor Perini Corp. (a)	1,021	18
Union Pacific Corp.	1,951	326
United Continental Holdings, Inc. (a)	123	10
United Parcel Service, Inc. ’B’	3,022	338
United Rentals, Inc. (a)	254	29
Universal Forest Products, Inc.	716	21
USG Corp.	278	12
Valmont Industries, Inc.	78	10
Verisk Analytics, Inc.	1,219	162
Wabash National Corp.	1,150	16
WABCO Holdings, Inc. (a)	328	43
Wabtec Corp.	146	11
Waste Connections, Inc.	576	51
Waste Management, Inc.	2,233	232
Watsco, Inc.	385	55
Werner Enterprises, Inc.	531	18
WESCO International, Inc. (a)	1,217	65
Woodward, Inc.	184	17
WW Grainger, Inc.	729	219
Xylem, Inc.	610	48
		10,315
INFORMATION TECHNOLOGY 13.8%

ACI Worldwide, Inc. (a)	392	13
Adobe, Inc. (a)	878	234
ADTRAN, Inc.	903	12
Alliance Data Systems Corp.	120	21
Amdocs Ltd.	824	45
Analog Devices, Inc.	663	70
Anixter International, Inc. (a)	560	31
ANSYS, Inc. (a)	550	100
Apple, Inc.	4,730	898
Applied Materials, Inc.	1,107	44
ARRIS International PLC (a)	527	17
Arrow Electronics, Inc. (a)	805	62

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Aspen Technology, Inc. (a)	262	27
Autodesk, Inc. (a)	708	110
Automatic Data Processing, Inc.	904	144
Avnet, Inc.	1,944	84
Benchmark Electronics, Inc.	1,081	28
Booz Allen Hamilton Holding Corp.	2,932	170
Broadcom, Inc.	697	210
Broadridge Financial Solutions, Inc.	581	60
CACI International, Inc. ’A’ (a)	470	86
Cadence Design Systems, Inc. (a)	1,777	113
CDK Global, Inc.	470	28
CDW Corp.	1,169	113
Ciena Corp. (a)	501	19
Cinemark Holdings, Inc.	1,374	55
Cirrus Logic, Inc. (a)	445	19
Cisco Systems, Inc.	7,945	429
Citrix Systems, Inc.	219	22
Conduent, Inc. (a)	3,976	55
Corning, Inc.	13,517	447
Cree, Inc. (a)	1,879	108
Dolby Laboratories, Inc. ’A’	416	26
Electronic Arts, Inc. (a)	76	8
EPAM Systems, Inc. (a)	166	28
Euronet Worldwide, Inc. (a)	161	23
F5 Networks, Inc. (a)	162	25
Fair Isaac Corp. (a)	212	58
Fidelity National Information Services, Inc.	580	66
First Data Corp. ’A’ (a)	995	26
Fiserv, Inc. (a)	1,713	151
FLIR Systems, Inc.	845	40
Fortinet, Inc. (a)	473	40
Gartner, Inc. (a)	502	76
Genpact Ltd.	2,044	72
Global Payments, Inc.	507	69
Hewlett Packard Enterprise Co.	5,505	85
HP, Inc.	11,240	218
Insight Enterprises, Inc. (a)	484	27
Integrated Device Technology, Inc. (a)	947	46
International Business Machines Corp.	13,451	1,898
Intuit, Inc.	957	250
Jabil, Inc.	1,357	36
Jack Henry & Associates, Inc.	904	125
Juniper Networks, Inc.	3,225	85
Keysight Technologies, Inc. (a)	605	53
KLA-Tencor Corp.	457	55
Live Nation Entertainment, Inc. (a)	445	28
LiveRamp Holdings, Inc. (a)	211	12
Madison Square Garden Co. ’A’ (a)	145	42
Manhattan Associates, Inc. (a)	542	30
ManTech International Corp. ’A’	326	18
Mastercard, Inc. ’A’	2,838	668
Microsoft Corp.	8,442	996
Motorola Solutions, Inc.	2,665	374
NETGEAR, Inc. (a)	307	10
Oracle Corp.	4,406	237
Paychex, Inc.	2,084	167
PayPal Holdings, Inc. (a)	2,012	209
Plantronics, Inc.	413	19
Plexus Corp. (a)	445	27
PTC, Inc. (a)	347	32
Qorvo, Inc. (a)	198	14
QUALCOMM, Inc.	5,735	327
Red Hat, Inc. (a)	557	102
Sabre Corp.	1,267	27
salesforce.com, Inc. (a)	1,318	209
Sanmina Corp. (a)	1,259	36
ScanSource, Inc. (a)	323	12
Science Applications International Corp.	347	27
Seagate Technology PLC	6,950	333
Skyworks Solutions, Inc.	201	17
SS&C Technologies Holdings, Inc.	703	45
Sykes Enterprises, Inc. (a)	416	12
Symantec Corp.	2,155	50
Synaptics, Inc. (a)	269	11
SYNNEX Corp.	168	16
Synopsys, Inc. (a)	482	55
Tech Data Corp. (a)	660	68
Teradata Corp. (a)	932	41
Texas Instruments, Inc.	2,465	261
Total System Services, Inc.	365	35
Ubiquiti Networks, Inc.	110	16
Verint Systems, Inc. (a)	208	12
VeriSign, Inc. (a)	662	120
Visa, Inc. ’A’	4,468	698
Vishay Intertechnology, Inc.	1,955	36
VMware, Inc. ’A’	141	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Western Union Co.	2,018	37
Worldpay, Inc. ’A’ (a)	1,184	134
Xerox Corp.	3,024	97
Xilinx, Inc.	1,109	141
Zebra Technologies Corp. ’A’ (a)	172	36
		13,379

MATERIALS 2.7%

Air Products & Chemicals, Inc.	396	76
Alcoa Corp. (a)	2,145	60
Allegheny Technologies, Inc. (a)	2,050	52
AptarGroup, Inc.	705	75
Ashland Global Holdings, Inc.	210	16
Avery Dennison Corp.	476	54
Axalta Coating Systems Ltd. (a)	703	18
Ball Corp.	779	45
Bemis Co., Inc.	1,470	82
Boise Cascade Co.	772	21
Carpenter Technology Corp.	682	31
Celanese Corp.	282	28
CF Industries Holdings, Inc.	2,358	96
Cleveland-Cliffs, Inc.	7,586	76
Commercial Metals Co.	2,895	49
Compass Minerals International, Inc.	458	25
Crown Holdings, Inc. (a)	813	44
Domtar Corp.	1,168	58
Ecolab, Inc.	1,205	213
FMC Corp.	425	33
Freeport-McMoRan, Inc.	3,236	42
Graphic Packaging Holding Co.	2,481	31
Innophos Holdings, Inc.	357	11
Innospec, Inc.	224	19
International Flavors & Fragrances, Inc.	425	55
Kaiser Aluminum Corp.	338	35
Livent Corp. (a)	397	5
LyondellBasell Industries NV ’A’	5,861	493
Materion Corp.	259	15
Mosaic Co.	6,601	180
NewMarket Corp.	98	42
Owens-Illinois, Inc.	1,313	25
PolyOne Corp.	798	23
PPG Industries, Inc.	700	79
Reliance Steel & Aluminum Co.	582	52
RPM International, Inc.	1,071	62
Schnitzer Steel Industries, Inc. ’A’	775	19
Schweitzer-Mauduit International, Inc.	386	15
Scotts Miracle-Gro Co.	385	30
Sealed Air Corp.	197	9
Sensient Technologies Corp.	409	28
Silgan Holdings, Inc.	1,152	34
Sonoco Products Co.	1,284	79
Trinseo S.A.	287	13
Warrior Met Coal, Inc.	440	13
Worthington Industries, Inc.	284	11
WR Grace & Co.	495	39
		2,611
UTILITIES 2.7%

AES Corp.	12,890	233
ALLETE, Inc.	177	15
Alliant Energy Corp.	426	20
Ameren Corp.	439	32
American Electric Power Co., Inc.	891	75
American Water Works Co., Inc.	326	34
Atmos Energy Corp.	372	38
Black Hills Corp.	193	14
CenterPoint Energy, Inc.	903	28
CMS Energy Corp.	508	28
Consolidated Edison, Inc.	579	49
Dominion Energy, Inc.	1,440	110
DTE Energy Co.	326	41
Duke Energy Corp.	1,312	118
Entergy Corp.	1,187	114
Eversource Energy	571	41
Exelon Corp.	7,967	399
FirstEnergy Corp.	2,093	87
Hawaiian Electric Industries, Inc.	1,079	44
IDACORP, Inc.	161	16
National Fuel Gas Co.	273	17
New Jersey Resources Corp.	296	15
NextEra Energy, Inc.	861	167
NorthWestern Corp.	161	11
NRG Energy, Inc.	903	38
OGE Energy Corp.	645	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

ONE Gas, Inc.	168	15
Pinnacle West Capital Corp.	202	19
PNM Resources, Inc.	256	12
Portland General Electric Co.	300	16
PPL Corp.	2,933	93
Public Service Enterprise Group, Inc.	911	54
Sempra Energy	494	62
Southern Co.	4,453	230
Southwest Gas Holdings, Inc.	155	13
Spire, Inc.	265	22
UGI Corp.	312	17
Vistra Energy Corp.	4,306	112
WEC Energy Group, Inc.	569	45
Xcel Energy, Inc.	926	52
		2,574
Total United States		88,037
Total Common Stocks (Cost $86,737)		89,042

REAL ESTATE INVESTMENT TRUSTS 7.0%

UNITED STATES 7.0%

FINANCIALS 0.6%

AGNC Investment Corp.	2,569	46
Annaly Capital Management, Inc.	7,349	73
Apollo Commercial Real Estate Finance, Inc.	1,260	23
Blackstone Mortgage Trust, Inc. ’A’	1,173	41
Chimera Investment Corp.	3,347	63
Invesco Mortgage Capital, Inc.	2,640	42
Ladder Capital Corp.	1,364	23
MFA Financial, Inc.	5,047	37
New Residential Investment Corp.	4,457	75
PennyMac Mortgage Investment Trust	1,020	21
Redwood Trust, Inc.	2,017	33
Starwood Property Trust, Inc.	3,592	80
Two Harbors Investment Corp.	5,013	68
		625

REAL ESTATE 6.4%

Acadia Realty Trust	882	24
Alexandria Real Estate Equities, Inc.	480	68
American Campus Communities, Inc.	1,451	69
American Homes 4 Rent ’A’	2,041	46
American Tower Corp.	1,326	261
Apartment Investment & Management Co.	1,419	71
Apple Hospitality REIT, Inc.	2,681	44
AvalonBay Communities, Inc.	664	133
Boston Properties, Inc.	824	110
Brandywine Realty Trust	1,864	30
Brixmor Property Group, Inc.	4,487	82
Camden Property Trust	913	93
Colony Capital, Inc.	6,613	35
Columbia Property Trust, Inc.	1,761	40
CoreCivic, Inc.	1,564	30
Corporate Office Properties Trust	890	24
Crown Castle International Corp.	1,517	194
CubeSmart	1,507	48
CyrusOne, Inc.	325	17
Digital Realty Trust, Inc.	845	101
Douglas Emmett, Inc.	813	33
Duke Realty Corp.	3,319	101
EastGroup Properties, Inc.	148	17
EPR Properties	678	52
Equinix, Inc.	81	37
Equity Commonwealth	1,451	47
Equity LifeStyle Properties, Inc.	536	61
Equity Residential	3,123	235
Essex Property Trust, Inc.	278	80
Extra Space Storage, Inc.	872	89
Federal Realty Investment Trust	583	80
First Industrial Realty Trust, Inc.	558	20
Gaming and Leisure Properties, Inc.	1,092	42
HCP, Inc.	3,564	112
Healthcare Realty Trust, Inc.	1,203	39
Healthcare Trust of America, Inc. ’A’	1,646	47
Highwoods Properties, Inc.	742	35
Hospitality Properties Trust	1,825	48
Host Hotels & Resorts, Inc.	1,323	25
Hudson Pacific Properties, Inc.	863	30
Iron Mountain, Inc.	1,945	69
JBG SMITH Properties	369	15
Kilroy Realty Corp.	564	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

Kimco Realty Corp.	3,657	68
Kite Realty Group Trust	1,312	21
Lamar Advertising Co. ’A’	1,146	91
Lexington Realty Trust	3,275	30
Liberty Property Trust	1,699	82
Life Storage, Inc.	433	42
Macerich Co.	1,263	55
Mack-Cali Realty Corp.	1,304	29
Medical Properties Trust, Inc.	3,669	68
MGM Growth Properties LLC	474	15
Mid-America Apartment Communities, Inc.	286	31
National Health Investors, Inc.	340	27
National Retail Properties, Inc.	1,449	80
Omega Healthcare Investors, Inc.	2,347	90
Outfront Media, Inc.	2,362	55
Paramount Group, Inc.	2,430	34
Park Hotels & Resorts, Inc.	1,729	54
Physicians Realty Trust	1,296	24
Piedmont Office Realty Trust, Inc. ’A’	2,302	48
Prologis, Inc.	2,525	182
PS Business Parks, Inc.	209	33
Public Storage	773	168
Rayonier, Inc.	1,302	41
Realty Income Corp.	1,302	96
Regency Centers Corp.	1,183	80
Retail Opportunity Investments Corp.	773	13
Retail Properties of America, Inc. ’A’	3,786	46
RLJ Lodging Trust	614	11
Ryman Hospitality Properties, Inc.	443	36
Sabra Health Care REIT, Inc.	1,484	29
SBA Communications Corp. (a)	111	22
Senior Housing Properties Trust	4,899	58
Simon Property Group, Inc.	1,952	356
SITE Centers Corp.	2,886	39
SL Green Realty Corp.	460	41
Spirit Realty Capital, Inc.	1,398	56
STAG Industrial, Inc.	498	15
STORE Capital Corp.	1,511	51
Sun Communities, Inc.	607	72
Tanger Factory Outlet Centers, Inc.	1,294	27
Taubman Centers, Inc.	507	27
UDR, Inc.	2,412	110
Ventas, Inc.	2,387	152
VEREIT, Inc.	8,219	69
VICI Properties, Inc.	1,310	29
Vornado Realty Trust	946	64
Washington Prime Group, Inc.	5,635	32
Washington Real Estate Investment Trust	670	19
Weingarten Realty Investors	1,010	30
Welltower, Inc.	2,613	203
Weyerhaeuser Co.	1,410	37
WP Carey, Inc.	1,343	105
Xenia Hotels & Resorts, Inc.	1,375	30
		6,200
Total Real Estate Investment Trusts (Cost $6,458)		6,825
Total Investments in Securities (Cost $93,195)		95,867

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

PIMCO Government Money Market Fund (b)(c)	51,000	51
Total Short-Term Instruments (Cost $51)		51
Total Investments in Affiliates (Cost $51)		51
Total Investments 99.0% (Cost $93,246)		$95,918
Other Assets and Liabilities, net 1.0%		949
Net Assets 100.0%		$96,867

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $50 were out on loan in exchange for $51 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$101	$0	$0	$101
Ireland
Health Care	35	0	0	35
Information Technology	195	0	0	195
Materials	173	0	0	173
Luxembourg
Materials	8	0	0	8
Puerto Rico
Financials	17	0	0	17
Switzerland
Financials	261	0	0	261
United Kingdom
Consumer Staples	31	0	0	31
Energy	9	0	0	9
Financials	164	0	0	164
Industrials	11	0	0	11
United States
Communication Services	6,982	0	0	6,982
Consumer Discretionary	14,508	0	0	14,508
Consumer Staples	14,136	0	0	14,136
Energy	6,819	0	0	6,819
Financials	5,418	0	0	5,418
Health Care	11,295	0	0	11,295
Industrials	10,315	0	0	10,315
Information Technology	13,379	0	0	13,379
Materials	2,611	0	0	2,611
Utilities	2,574	0	0	2,574
Real Estate Investment Trusts
United States
Financials	625	0	0	625
Real Estate	6,200	0	0	6,200

	$95,867	$0	$0	$95,867
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	51	0	0	51

Total Investments	$95,918	$0	$0	$95,918

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2020 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 40.4% ¤

MUTUAL FUNDS 40.1%

Vanguard Developed Markets Index Fund ’Admiral’	295,706	$3,879
Vanguard Emerging Markets Stock Index Fund ’Admiral’	99,332	3,505
Vanguard Institutional Index Fund ’Institutional’	39,356	10,090
Vanguard Small-Cap Index Fund ’Admiral’	10,566	774
Total Mutual Funds (Cost $17,786)		18,248

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
		116

Total Short-Term Instruments (Cost $116)		116
Total Investments in Securities (Cost $17,902)		18,364

INVESTMENTS IN AFFILIATES 64.5%

MUTUAL FUNDS (a) 59.5%

PIMCO Emerging Markets Local Currency and Bond Fund	132,056	885
PIMCO High Yield Fund	302,042	2,652
PIMCO Income Fund	615,138	7,381
PIMCO International Bond Fund (U.S. Dollar-Hedged)	228,148	2,487
PIMCO Long-Term Real Return Fund	608,304	5,061
PIMCO Long-Term U.S. Government Fund	553,053	3,407
PIMCO Real Return Fund	110,818	1,209
PIMCO Total Return Fund	396,611	4,014
Total Mutual Funds (Cost $27,037)		27,096

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	231,822	2,293
Total Short-Term Instruments (Cost $2,291)		2,293
Total Investments in Affiliates (Cost $29,328)		29,389
Total Investments 104.9% (Cost $47,230)		$47,753
Financial Derivative Instruments (c)(d) 0.1%(Cost or Premiums, net $139)		43
Other Assets and Liabilities, net (5.0)%		(2,278)
Net Assets 100.0%		$45,518

Schedule of Investments PIMCO REALPATH® Blend 2020 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$116	U.S. Treasury Notes 1.125% due 06/30/2021	$(122)	$116	$116
Total Repurchase Agreements						$(122)	$116	$116

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,975.000	06/21/2019	8	$1	$32	$1
Put - CBOE S&P 500	2,175.000	06/21/2019	6	1	20	2
Put - CBOE S&P 500	2,100.000	09/30/2019	6	1	37	5
Put - CBOE S&P 500	2,300.000	09/30/2019	7	1	24	13
Put - CBOE S&P 500	1,950.000	12/20/2019	7	1	23	7
Put - CBOE S&P 500	2,100.000	12/20/2019	7	1	36	11
Total Purchased Options					$172	$39

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,650.000	06/21/2019	8	$1	$(10)	$(1)
Put - CBOE S&P 500	1,725.000	09/30/2019	6	1	(11)	(1)
Put - CBOE S&P 500	1,725.000	12/20/2019	7	1	(12)	(3)
Total Written Options					$(33)	$(5)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	87	2.875% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2019	$940	$0	$(1)	$0	$(1)
	Receive	DWRTFT Index	71	2.882% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	756	0	10	10	0
Total Swap Agreements								$0	$9	$10	$(1)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend 2020 Fund (Cont.)	March 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$18,248	$0	$0	$18,248
Short-Term Instruments
Repurchase Agreements	0	116	0	116

	$18,248	$116	$0	$18,364
Investments in Affiliates, at Value
Mutual Funds	27,096	0	0	27,096
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,293	0	0	2,293

	$29,389	$0	$0	$29,389

Total Investments	$47,637	$116	$0	$47,753

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	39	0	39
Over the counter	0	10	0	10

	$0	$49	$0	$49
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(1)	0	(1)

	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$43	$0	$43

Totals	$47,637	$159	$0	$47,796

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 51.8% ¤

MUTUAL FUNDS 49.6%

Vanguard Developed Markets Index Fund ’Institutional’	433,509	$5,696
Vanguard Emerging Markets Stock Index Fund ’Admiral’	127,178	4,488
Vanguard Institutional Index Fund ’Institutional’	58,091	14,893
Vanguard Small-Cap Index Fund ’Admiral’	16,613	1,217
Total Mutual Funds (Cost $25,305)		26,294

SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS (b) 2.2%
		1,145

Total Short-Term Instruments (Cost $1,145)		1,145
Total Investments in Securities (Cost $26,450)		27,439

INVESTMENTS IN AFFILIATES 51.2%

MUTUAL FUNDS (a) 46.2%

PIMCO Emerging Markets Local Currency and Bond Fund	139,778	937
PIMCO High Yield Fund	336,944	2,958
PIMCO Income Fund	554,354	6,652
PIMCO International Bond Fund (U.S. Dollar-Hedged)	73,737	804
PIMCO Long-Term Real Return Fund	643,919	5,357
PIMCO Long-Term U.S. Government Fund	583,443	3,594
PIMCO Real Return Fund	83,812	914
PIMCO Total Return Fund	318,054	3,219
Total Mutual Funds (Cost $24,474)		24,435

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	268,860	2,659
Total Short-Term Instruments (Cost $2,658)		2,659
Total Investments in Affiliates (Cost $27,132)		27,094
Total Investments 103.0% (Cost $53,582)		$54,533
Financial Derivative Instruments (c)(d) 0.1%(Cost or Premiums, net $153)		52
Other Assets and Liabilities, net (3.1)%		(1,624)
Net Assets 100.0%		$52,961

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,145	U.S. Treasury Notes 1.125% due 06/30/2021	$(1,170)	$1,145	$1,145
Total Repurchase Agreements						$(1,170)	$1,145	$1,145

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,975.000	06/21/2019	9	$1	$36	$1
Put - CBOE S&P 500	2,175.000	06/21/2019	6	1	20	1
Put - CBOE S&P 500	2,100.000	09/30/2019	7	1	43	6
Put - CBOE S&P 500	2,300.000	09/30/2019	7	1	24	13
Put - CBOE S&P 500	1,950.000	12/20/2019	8	1	27	8
Put - CBOE S&P 500	2,100.000	12/20/2019	8	1	41	13
Total Purchased Options					$191	$42

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,650.000	06/21/2019	9	$1	$(11)	$0
Put - CBOE S&P 500	1,725.000	09/30/2019	7	1	(13)	(2)
Put - CBOE S&P 500	1,725.000	12/20/2019	8	1	(14)	(4)
Total Written Options					$(38)	$(6)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	80	2.875% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2019	$864	$0	$(1)	$0	$(1)
	Receive	DWRTFT Index	115	2.882% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2019	1,224	0	17	17	0
Total Swap Agreements								$0	$16	$17	$(1)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$26,294	$0	$0	$26,294
Short-Term Instruments
Repurchase Agreements	0	1,145	0	1,145

	$26,294	$1,145	$0	$27,439
Investments in Affiliates, at Value
Mutual Funds	24,435	0	0	24,435
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,659	0	0	2,659

	$27,094	$0	$0	$27,094

Total Investments	$53,388	$1,145	$0	$54,533

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	42	0	42
Over the counter	0	17	0	17

	$0	$59	$0	$59
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(1)	0	(1)

	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$52	$0	$52

Totals	$53,388	$1,197	$0	$54,585

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 58.8% ¤

MUTUAL FUNDS 58.1%

Vanguard Developed Markets Index Fund ’Institutional’	678,666	$8,918
Vanguard Emerging Markets Stock Index Fund ’Admiral’	184,814	6,522
Vanguard Institutional Index Fund ’Institutional’	92,493	23,712
Vanguard Small-Cap Index Fund ’Admiral’	26,943	1,973
Total Mutual Funds (Cost $40,258)		41,125

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (b) 0.7%
		497

Total Short-Term Instruments (Cost $497)		497
Total Investments in Securities (Cost $40,755)		41,622

INVESTMENTS IN AFFILIATES 43.3%

MUTUAL FUNDS (a) 37.5%

PIMCO Emerging Markets Local Currency and Bond Fund	196,534	1,317
PIMCO High Yield Fund	449,643	3,948
PIMCO Income Fund	607,392	7,289
PIMCO International Bond Fund (U.S. Dollar-Hedged)	69,283	755
PIMCO Long-Term Real Return Fund	642,541	5,346
PIMCO Long-Term U.S. Government Fund	576,133	3,549
PIMCO Real Return Fund	122,593	1,337
PIMCO Total Return Fund	298,416	3,020
Total Mutual Funds (Cost $26,467)		26,561

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	414,235	4,096
Total Short-Term Instruments (Cost $4,095)		4,096
Total Investments in Affiliates (Cost $30,562)		30,657
Total Investments 102.1% (Cost $71,317)		$72,279
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		25
Other Assets and Liabilities, net (2.1)%		(1,537)
Net Assets 100.0%		$70,767

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$497	U.S. Treasury Notes 1.125% due 06/30/2021	$(509)	$497	$497
Total Repurchase Agreements						$(509)	$497	$497

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	91	spread)	Monthly	08/26/2019	$983	$0	$(2)	$0	$(2)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	180	spread)	Monthly	11/06/2019	1,915	0	27	27	0
Total Swap Agreements								$0	$25	$27	$(2)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$41,125	$0	$0	$41,125
Short-Term Instruments
Repurchase Agreements	0	497	0	497

	$41,125	$497	$0	$41,622
Investments in Affiliates, at Value
Mutual Funds	26,561	0	0	26,561
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,096	0	0	4,096

	$30,657	$0	$0	$30,657

Total Investments	$71,782	$497	$0	$72,279

Financial Derivative Instruments - Assets
Over the counter	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$0	$25	$0	$25

Totals	$71,782	$522	$0	$72,304

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 68.4% ¤

MUTUAL FUNDS 66.4%

Vanguard Developed Markets Index Fund 'Institutional'	680,619	$8,943
Vanguard Emerging Markets Stock Index Fund 'Admiral'	165,539	5,842
Vanguard Institutional Index Fund 'Institutional'	89,142	22,853
Vanguard Small-Cap Index Fund 'Admiral'	26,673	1,953
Total Mutual Funds (Cost $38,570)		39,591

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (b) 2.0%
		1,170

Total Short-Term Instruments (Cost $1,170)		1,170
Total Investments in Securities (Cost $39,740)		40,761

INVESTMENTS IN AFFILIATES 35.3%

MUTUAL FUNDS (a) 29.5%

PIMCO Emerging Markets Local Currency and Bond Fund	166,019	1,112
PIMCO High Yield Fund	379,914	3,336
PIMCO Income Fund	428,086	5,137
PIMCO International Bond Fund (U.S. Dollar-Hedged)	39,817	434
PIMCO Long-Term Real Return Fund	369,424	3,074
PIMCO Long-Term U.S. Government Fund	330,937	2,038
PIMCO Real Return Fund	70,636	771
PIMCO Total Return Fund	171,511	1,736
Total Mutual Funds (Cost $17,615)		17,638

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	353,768	3,499
Total Short-Term Instruments (Cost $3,497)		3,499
Total Investments in Affiliates (Cost $21,112)		21,137
Total Investments 103.7% (Cost $60,852)		$61,898
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		19

Other Assets and Liabilities, net (3.7)%		(2,225)
Net Assets 100.0%		$59,692

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,170	U.S. Treasury Notes 1.125% due 06/30/2021	$(1,195)	$1,170	$1,170
Total Repurchase Agreements						$(1,195)	$1,170	$1,170

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	91	spread)	Monthly	08/26/2019	$983	$0	$(2)	$0	$(2)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	141	spread)	Monthly	11/06/2019	1,500	0	21	21	0
Total Swap Agreements								$0	$19	$21	$(2)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$39,591	$0	$0	$39,591
Short-Term Instruments
Repurchase Agreements	0	1,170	0	1,170

	$39,591	$1,170	$0	$40,761
Investments in Affiliates, at Value
Mutual Funds	17,638	0	0	17,638
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,499	0	0	3,499

	$21,137	$0	$0	$21,137

Total Investments	$60,728	$1,170	$0	$61,898

Financial Derivative Instruments - Assets
Over the counter	$0	$21	$0	$21

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$0	$19	$0	$19

Totals	$60,728	$1,189	$0	$61,917

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 74.4% ¤

MUTUAL FUNDS 73.5%

Vanguard Developed Markets Index Fund 'Institutional'	992,566	$13,042
Vanguard Emerging Markets Stock Index Fund 'Institutional'	292,330	7,843
Vanguard Institutional Index Fund 'Institutional'	126,420	32,410
Vanguard Small-Cap Index Fund 'Admiral'	38,435	2,815
Total Mutual Funds (Cost $54,519)		56,110

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (b) 0.9%
		692
Total Short-Term Instruments (Cost $692)		692
Total Investments in Securities (Cost $55,211)		56,802

INVESTMENTS IN AFFILIATES 29.3%

MUTUAL FUNDS (a) 22.5%

PIMCO Emerging Markets Local Currency and Bond Fund	212,457	1,423
PIMCO High Yield Fund	486,215	4,269
PIMCO Income Fund	452,598	5,431
PIMCO International Bond Fund (U.S. Dollar-Hedged)	30,001	327
PIMCO Long-Term Real Return Fund	279,595	2,326
PIMCO Long-Term U.S. Government Fund	249,199	1,535
PIMCO Real Return Fund	53,396	583
PIMCO Total Return Fund	129,197	1,308
Total Mutual Funds (Cost $17,198)		17,202

SHORT-TERM INSTRUMENTS 6.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%

PIMCO Short-Term Floating NAV Portfolio III	528,057	5,222
Total Short-Term Instruments (Cost $5,219)		5,222
Total Investments in Affiliates (Cost $22,417)		22,424
Total Investments 103.7% (Cost $77,628)		$79,226
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		21
Other Assets and Liabilities, net (3.7)%		(2,871)
Net Assets 100.0%		$76,376

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$692	U.S. Treasury Notes 1.125% due 06/30/2021	$(710)	$692	$692
Total Repurchase Agreements						$(710)	$692	$692

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	135	spread)	Monthly	08/26/2019	$1,458	$0	$(3)	$0	$(3)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	162	spread)	Monthly	11/06/2019	1,724	0	24	24	0
Total Swap Agreements								$0	$21	$24	$(3)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$56,110	$0	$0	$56,110
Short-Term Instruments
Repurchase Agreements	0	692	0	692

	$56,110	$692	$0	$56,802
Investments in Affiliates, at Value
Mutual Funds	17,202	0	0	17,202
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,222	0	0	5,222

	$22,424	$0	$0	$22,424

Total Investments	$78,534	$692	$0	$79,226

Financial Derivative Instruments - Assets
Over the counter	$0	$24	$0	$24

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$21	$0	$21

Totals	$78,534	$713	$0	$79,247

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 80.0% ¤

MUTUAL FUNDS 78.7%

Vanguard Developed Markets Index Fund 'Institutional'	1,127,655	$14,817
Vanguard Emerging Markets Stock Index Fund 'Institutional'	308,810	8,285
Vanguard Institutional Index Fund 'Institutional'	138,992	35,634
Vanguard Small-Cap Index Fund 'Admiral'	41,764	3,058
Total Mutual Funds (Cost $60,384)		61,794

SHORT-TERM INSTRUMENTS 1.3%

REPURCHASE AGREEMENTS (b) 1.3%
		1,015
Total Short-Term Instruments (Cost $1,015)		1,015
Total Investments in Securities (Cost $61,399)		62,809

INVESTMENTS IN AFFILIATES 24.8%

MUTUAL FUNDS (a) 17.4%

PIMCO Emerging Markets Local Currency and Bond Fund	218,462	1,464
PIMCO High Yield Fund	499,917	4,389
PIMCO Income Fund	393,789	4,725
PIMCO International Bond Fund (U.S. Dollar-Hedged)	15,088	165
PIMCO Long-Term Real Return Fund	140,748	1,171
PIMCO Long-Term U.S. Government Fund	125,532	773
PIMCO Real Return Fund	26,832	293
PIMCO Total Return Fund	65,015	658
Total Mutual Funds (Cost $13,683)		13,638

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%

PIMCO Short-Term Floating NAV Portfolio III	591,757	5,852
Total Short-Term Instruments (Cost $5,849)		5,852
Total Investments in Affiliates (Cost $19,532)		19,490
Total Investments 104.8% (Cost $80,931)		$82,299
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		21
Other Assets and Liabilities, net (4.8)%		(3,789)

Net Assets 100.0%		$78,531

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,015	U.S. Treasury Notes 1.125% due 06/30/2021	$(1,038)	$1,015	$1,015
Total Repurchase Agreements						$(1,038)	$1,015	$1,015

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	142	spread)	Monthly	08/26/2019	$1,534	$0	$(3)	$0	$(3)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	164	spread)	Monthly	11/06/2019	1,745	0	24	24	0
Total Swap Agreements								$0	$21	$24	$(3)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$61,794	$0	$0	$61,794
Short-Term Instruments
Repurchase Agreements	0	1,015	0	1,015

	$61,794	$1,015	$0	$62,809
Investments in Affiliates, at Value
Mutual Funds	13,638	0	0	13,638
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,852	0	0	5,852

	$19,490	$0	$0	$19,490

Total Investments	$81,284	$1,015	$0	$82,299

Financial Derivative Instruments - Assets
Over the counter	$0	$24	$0	$24

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$21	$0	$21

Totals	$81,284	$1,036	$0	$82,320

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 81.7% ¤

MUTUAL FUNDS 81.4%

Vanguard Developed Markets Index Fund 'Institutional'	1,497,949	$19,683
Vanguard Emerging Markets Stock Index Fund 'Institutional'	388,261	10,417
Vanguard Institutional Index Fund 'Institutional'	179,263	45,958
Vanguard Small-Cap Index Fund 'Admiral'	52,618	3,853
Total Mutual Funds (Cost $77,958)		79,911

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
		275

Total Short-Term Instruments (Cost $275)		275
Total Investments in Securities (Cost $78,233)		80,186

INVESTMENTS IN AFFILIATES 23.9%

MUTUAL FUNDS (a) 14.4%
PIMCO Emerging Markets Local Currency and Bond Fund	267,964	1,795
PIMCO High Yield Fund	613,377	5,385
PIMCO Income Fund	436,763	5,241
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,310	91
PIMCO Long-Term Real Return Fund	78,083	650
PIMCO Long-Term U.S. Government Fund	69,286	427
PIMCO Real Return Fund	14,891	162
PIMCO Total Return Fund	35,780	362
Total Mutual Funds (Cost $14,145)		14,113

SHORT-TERM INSTRUMENTS 9.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%

PIMCO Short-Term Floating NAV Portfolio III	939,922	9,295
Total Short-Term Instruments (Cost $9,292)		9,295
Total Investments in Affiliates (Cost $23,437)		23,408
Total Investments 105.6% (Cost $101,670)		$103,594
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		31
Other Assets and Liabilities, net (5.6)%		(5,519)
Net Assets 100.0%		$98,106

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$275	U.S. Treasury Notes 1.125% due 06/30/2021	$(284)	$275	$275
Total Repurchase Agreements						$(284)	$275	$275

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	148	spread)	Monthly	08/26/2019	$1,598	$0	$(3)	$0	$(3)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	233	spread)	Monthly	11/06/2019	2,480	0	34	34	0
Total Swap Agreements								$0	$31	$34	$(3)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$79,911	$0	$0	$79,911
Short-Term Instruments
Repurchase Agreements	0	275	0	275

	$79,911	$275	$0	$80,186
Investments in Affiliates, at Value
Mutual Funds	14,113	0	0	14,113
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,295	0	0	9,295

	$23,408	$0	$0	$23,408

Total Investments	$103,319	$275	$0	$103,594

Financial Derivative Instruments - Assets
Over the counter	$0	$34	$0	$34

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$31	$0	$31

Totals	$103,319	$306	$0	$103,625

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 84.3% ¤

MUTUAL FUNDS 82.9%

Vanguard Developed Markets Index Fund 'Admiral'	446,721	$5,861
Vanguard Emerging Markets Stock Index Fund 'Admiral'	86,526	3,054
Vanguard Institutional Index Fund 'Institutional'	52,933	13,570
Vanguard Small-Cap Index Fund 'Admiral'	15,682	1,148
Total Mutual Funds (Cost $22,990)		23,633

SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (b) 1.4%
		396

Total Short-Term Instruments (Cost $396)		396
Total Investments in Securities (Cost $23,386)		24,029

INVESTMENTS IN AFFILIATES 21.1%

MUTUAL FUNDS (a) 13.2%

PIMCO Emerging Markets Local Currency and Bond Fund	72,091	483
PIMCO High Yield Fund	164,996	1,449
PIMCO Income Fund	117,073	1,405
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,145	23
PIMCO Long-Term Real Return Fund	20,020	167
PIMCO Long-Term U.S. Government Fund	17,837	110
PIMCO Real Return Fund	3,925	43
PIMCO Total Return Fund	9,235	93
Total Mutual Funds (Cost $3,765)		3,773

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%

PIMCO Short-Term Floating NAV Portfolio III	227,059	2,245
Total Short-Term Instruments (Cost $2,245)		2,245
Total Investments in Affiliates (Cost $6,010)		6,018
Total Investments 105.4% (Cost $29,396)		$30,047
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $0)		5
Other Assets and Liabilities, net (5.4)%		(1,537)

Net Assets 100.0%		$28,515

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$396	U.S. Treasury Notes 1.125% due 06/30/2021	$(406)	$396	$396
Total Repurchase Agreements						$(406)	$396	$396

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability
				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	68	spread)	Monthly	08/26/2019	$734	$0	$(1)	$0	$(1)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	43	spread)	Monthly	11/06/2019	458	0	6	6	0
Total Swap Agreements								$0	$5	$6	$(1)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$23,633	$0	$0	$23,633
Short-Term Instruments
Repurchase Agreements	0	396	0	396

	$23,633	$396	$0	$24,029
Investments in Affiliates, at Value
Mutual Funds	3,773	0	0	3,773
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,245	0	0	2,245

	$6,018	$0	$0	$6,018

Total Investments	$29,651	$396	$0	$30,047

Financial Derivative Instruments - Assets
Over the counter	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Total Financial Derivative Instruments	$0	$5	$0	$5

Totals	$29,651	$401	$0	$30,052

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET
		VALUE
	SHARES	(000s)

INVESTMENTS IN SECURITIES 38.6% ¤

MUTUAL FUNDS 38.0%

Vanguard Developed Markets Index Fund 'Admiral'	230,172	$3,020
Vanguard Emerging Markets Stock Index Fund 'Admiral'	80,223	2,831
Vanguard Institutional Index Fund 'Institutional'	30,663	7,861
Vanguard Small-Cap Index Fund 'Admiral'	8,071	591
Total Mutual Funds (Cost $13,414)		14,303

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (b) 0.6%
		240

Total Short-Term Instruments (Cost $240)		240
Total Investments in Securities (Cost $13,654)		14,543

INVESTMENTS IN AFFILIATES 62.4%

MUTUAL FUNDS (a) 58.3%

PIMCO Emerging Markets Local Currency and Bond Fund	109,983	737
PIMCO High Yield Fund	251,541	2,209
PIMCO Income Fund	532,006	6,384
PIMCO International Bond Fund (U.S. Dollar-Hedged)	81,014	883
PIMCO Long-Term Real Return Fund	506,879	4,217
PIMCO Long-Term U.S. Government Fund	460,992	2,840
PIMCO Real Return Fund	99,972	1,091
PIMCO Total Return Fund	348,953	3,531
Total Mutual Funds (Cost $21,895)		21,892

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	155,568	1,538
Total Short-Term Instruments (Cost $1,538)		1,538
Total Investments in Affiliates (Cost $23,433)		23,430
Total Investments 101.0% (Cost $37,087)		$37,973
Financial Derivative Instruments (c)(d) 0.1%(Cost or Premiums, net $119)		35
Other Assets and Liabilities, net (1.1)%		(413)
Net Assets 100.0%		$37,595

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$240	U.S. Treasury Notes 1.125% due 06/30/2021	$(250)	$240	$240
Total Repurchase Agreements						$(250)	$240	$240

(1)	Includes accrued interest.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

	Strike	Expiration	# of			Market
Description	Value	Date	Contracts	Notional Amount	Cost	Value
Put - CBOE S&P 500	1,975.000	06/21/2019	7	$1	$28	$1
Put - CBOE S&P 500	2,175.000	06/21/2019	5	1	17	1
Put - CBOE S&P 500	2,100.000	09/30/2019	5	1	31	4
Put - CBOE S&P 500	2,300.000	09/30/2019	6	1	20	11
Put - CBOE S&P 500	1,950.000	12/20/2019	6	1	20	6
Put - CBOE S&P 500	2,100.000	12/20/2019	6	1	31	10
Total Purchased Options					$147	$33

WRITTEN OPTIONS:

OPTIONS ON INDICES

	Strike	Expiration	# of		Premiums	Market
Description	Value	Date	Contracts	Notional Amount	(Received)	Value
Put - CBOE S&P 500	1,650.000	06/21/2019	7	$1	$(9)	$0
Put - CBOE S&P 500	1,725.000	09/30/2019	5	1	(9)	(1)
Put - CBOE S&P 500	1,725.000	12/20/2019	6	1	(10)	(3)
Total Written Options					$(28)	$(4)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive (1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability

				2.875% (1-Month
				USD-LIBOR plus
				a specified
BPS	Receive	DWRTFT Index	84	spread)	Monthly	08/26/2019	$907	$0	$(1)	$0	$(1)
				2.882% (1-Month
				USD-LIBOR plus
				a specified
	Receive	DWRTFT Index	45	spread)	Monthly	11/06/2019	479	0	7	7	0

Total Swap Agreements								$0	$6	$7	$(1)

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2019 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Mutual Funds	$14,303	$0	$0	$14,303
Short-Term Instruments
Repurchase Agreements	0	240	0	240

	$14,303	$240	$0	$14,543
Investments in Affiliates, at Value
Mutual Funds	21,892	0	0	21,892
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,538	0	0	1,538

	$23,430	$0	$0	$23,430

Total Investments	$37,733	$240	$0	$37,973

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	33	0	33
Over the counter	0	7	0	7

	$0	$40	$0	$40
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(1)	0	(1)

	$0	$(5)	$0	$(5)

Total Financial Derivative Instruments	$0	$35	$0	$35

Totals	$37,733	$275	$0	$38,008

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•  Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

•  Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•  Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

March 31, 2019 (Unaudited)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2019 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 6/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 3/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$0	$91,248	$(38,617)	$0	$0	$52,631	$155	$0

PIMCO RAE International Fund	0	34,719	(24,657)	0	0	10,062	31	0

PIMCO RAE US Fund	0	23,222	(17,015)	0	0	6,207	47	0

PIMCO RAE US Small Fund	0	8,153	(6,741)	0	0	1,412	14	0

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0	13,692	(8,466)	0	0	5,226	12	0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	10	0	0	0	10	0	0

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	463	(412)	0	0	51	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2019 (amounts in thousands†):

PIMCO RAE Global Fund

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging
Markets Fund	$43,001	$18,687	$(16,005)	$497	$(4,398)	$41,782	$1,477	$2,685
PIMCO RAE
International Fund	161,744	53,397	(60,403)	2,790	(15,861)	141,667	4,441	3,553
PIMCO RAE US Fund	161,300	50,826	(69,407)	1,237	(6,188)	137,768	4,178	5,419
Totals	$366,045	$122,910	$(145,815)	$4,524	$(26,447)	$321,217	$10,096	$11,657

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging
Markets Fund	$16,805	$4,367	$(2,666)	$(465)	$(1,262)	$16,779	$594	$1,057
PIMCO RAE
International Fund	63,164	10,035	(10,562)	(578)	(5,183)	56,876	1,792	1,403
Totals	$79,969	$14,402	$(13,228)	$(1,043)	$(6,445)	$73,655	$2,386	$2,460

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The

Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2019 (amounts in thousands†):

PIMCO REALPATH® Blend 2020 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$629	$478	$(198)	$(16)	$(8)	$885	$39	$0
PIMCO High Yield Fund	1,306	1,456	(138)	(7)	35	2,652	70	0
PIMCO Income Fund	3,907	4,114	(650)	(31)	41	7,381	223	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	1,445	1,211	(197)	(1)	29	2,487	48	2
PIMCO Long Duration
Total Return Fund	1,053	758	(1,851)	(14)	54	0	46	9
PIMCO Long-Term
Credit Bond Fund	1,038	754	(1,827)	(16)	51	0	54	15
PIMCO Long-Term Real
Return Fund	1,423	4,009	(359)	(25)	13	5,061	22	0
PIMCO Long-Term U.S.
Government Fund	0	3,407	0	0	0	3,407	1	0
PIMCO Real Return
Fund	2,249	1,959	(3,033)	(13)	47	1,209	36	0
PIMCO Short-Term
Floating NAV Portfolio III	1,166	11,526	(10,400)	0	1	2,293	26	0
PIMCO Total Return
Fund	2,631	2,353	(1,026)	(20)	76	4,014	97	0
Totals	$16,846	$32,026	$(19,679)	$(143)	$339	$29,389	$662	$26

PIMCO REALPATH® Blend 2025 Fund

March 31, 2019 (Unaudited)

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions(1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$566	$390	$0	$0	$(19)	$937	$35	$0
PIMCO High Yield Fund	1,193	1,740	0	0	25	2,958	62	0
PIMCO Income Fund	3,048	3,847	(253)	(13)	23	6,652	168	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	1,030	734	(979)	13	6	804	33	2
PIMCO Long Duration
Total Return Fund	1,531	1,129	(2,734)	(22)	96	0	66	13
PIMCO Long-Term
Credit Bond Fund	1,509	1,140	(2,717)	(15)	83	0	79	20
PIMCO Long-Term Real
Return Fund	2,059	3,490	(206)	(14)	28	5,357	30	0
PIMCO Long-Term U.S.
Government Fund	0	3,594	0	0	0	3,594	1	0
PIMCO Real Return
Fund	1,607	1,210	(1,928)	(10)	35	914	25	0
PIMCO Short-Term
Floating NAV Portfolio III	1,319	8,839	(7,500)	0	1	2,659	38	0
PIMCO Total Return
Fund	1,868	1,428	(117)	(5)	45	3,219	68	0
Totals	$15,730	$27,541	$(16,434)	$(66)	$323	$27,094	$605	$35

PIMCO REALPATH® Blend 2030 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$561	$833	$(54)	$(6)	$(17)	$1,317	$37	$0
PIMCO High Yield Fund	1,169	2,754	0	0	25	3,948	66	0
PIMCO Income Fund	2,783	4,850	(355)	(18)	29	7,289	165	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	882	860	(1,007)	12	8	755	31	1
PIMCO Long Duration
Total Return Fund	1,632	1,593	(3,327)	18	84	0	78	15
PIMCO Long-Term
Credit Bond Fund	1,608	1,600	(3,307)	17	82	0	95	24
PIMCO Long-Term Real
Return Fund	2,209	3,245	(152)	(15)	59	5,346	35	0
PIMCO Long-Term U.S.
Government Fund	0	3,549	0	0	0	3,549	1	0
PIMCO Real Return
Fund	1,381	1,350	(1,421)	(9)	36	1,337	23	0
PIMCO Short-Term
Floating NAV Portfolio III	2,338	11,157	(9,400)	0	1	4,096	57	0
PIMCO Total Return
Fund	1,609	1,626	(254)	(7)	46	3,020	63	0
Totals	$16,172	$33,417	$(19,277)	$(8)	$353	$30,657	$651	$40

PIMCO REALPATH® Blend 2035 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$495	$635	$0	$0	$(18)	$1,112	$27	$0
PIMCO High Yield Fund	1,010	2,306	0	0	20	3,336	50	0
PIMCO Income Fund	2,245	3,108	(221)	(11)	16	5,137	115	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	658	429	(664)	7	4	434	20	1

Notes to Financial Statements (Cont.)

PIMCO Long Duration
Total Return Fund	1,216	820	(2,097)	7	54	0	49	9
PIMCO Long-Term
Credit Bond Fund	1,196	842	(2,098)	7	53	0	59	14
PIMCO Long-Term Real
Return Fund	1,612	1,487	(45)	(5)	25	3,074	23	0
PIMCO Long-Term U.S.
Government Fund	0	2,038	0	0	0	2,038	1	0
PIMCO Real Return
Fund	1,029	709	(982)	(7)	22	771	15	0
PIMCO Short-Term
Floating NAV Portfolio III	2,538	9,960	(9,000)	0	1	3,499	58	0
PIMCO Total Return
Fund	1,227	830	(344)	(7)	30	1,736	41	0
Totals	$13,226	$23,164	$(15,451)	$(9)	$207	$21,137	$458	$24

PIMCO REALPATH® Blend 2040 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions(1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$409	$1,031	$0	$0	$(17)	$1,423	$27	$0
PIMCO High Yield Fund	925	3,324	0	0	20	4,269	50	0
PIMCO Income Fund	1,913	3,669	(161)	(8)	18	5,431	109	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	545	456	(686)	12	0	327	18	1
PIMCO Long Duration
Total Return Fund	907	829	(1,792)	15	41	0	42	8
PIMCO Long-Term
Credit Bond Fund	894	848	(1,796)	16	38	0	50	13
PIMCO Long-Term Real
Return Fund	1,247	1,049	0	0	30	2,326	19	0
PIMCO Long-Term U.S.
Government Fund	0	1,535	0	0	0	1,535	0	0
PIMCO Real Return
Fund	853	682	(969)	(3)	20	583	13	0
PIMCO Short-Term
Floating NAV Portfolio III	3,146	11,475	(9,400)	0	1	5,222	74	0
PIMCO Total Return
Fund	994	980	(690)	(1)	25	1,308	37	0
Totals	$11,834	$25,877	$(15,494)	$31	$176	$22,424	$439	$22

PIMCO REALPATH® Blend 2045 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$379	$1,100	$0	$0	$(15)	$1,464	$23	$0
PIMCO High Yield Fund	856	3,518	0	0	15	4,389	41	0
PIMCO Income Fund	1,723	3,148	(151)	(8)	13	4,725	87	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	492	252	(587)	12	(4)	165	14	1
PIMCO Long Duration
Total Return Fund	901	411	(1,353)	2	39	0	36	7
PIMCO Long-Term
Credit Bond Fund	888	430	(1,359)	2	39	0	44	11
PIMCO Long-Term Real
Return Fund	1,261	536	(634)	5	3	1,171	17	0
PIMCO Long-Term U.S.
Government Fund	0	773	0	0	0	773	0	0
PIMCO Real Return
Fund	750	376	(843)	(5)	15	293	11	0
PIMCO Short-Term
Floating NAV Portfolio III	4,363	10,387	(8,900)	0	2	5,852	88	0

March 31, 2019 (Unaudited)

PIMCO Total Return
Fund	873	524	(757)	(6)	24	658	29	0
Totals	$12,486	$21,455	$(14,584)	$2	$131	$19,490	$390	$19

PIMCO REALPATH® Blend 2050 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions(1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$358	$1,448	$0	$0	$(11)	$1,795	$20	$0
PIMCO High Yield Fund	809	4,562	0	0	14	5,385	37	0
PIMCO Income Fund	1,582	3,740	(84)	(5)	8	5,241	77	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	445	122	(482)	12	(6)	91	12	1
PIMCO Long Duration
Total Return Fund	989	464	(1,500)	4	43	0	39	7
PIMCO Long-Term
Credit Bond Fund	974	481	(1,501)	6	40	0	46	11
PIMCO Long-Term Real
Return Fund	1,399	585	(1,341)	(2)	9	650	18	0
PIMCO Long-Term U.S.
Government Fund	0	427	0	0	0	427	0	0
PIMCO Real Return
Fund	670	222	(737)	(5)	12	162	9	0
PIMCO Short-Term
Floating NAV Portfolio III	5,280	13,613	(9,600)	0	2	9,295	113	0
PIMCO Total Return
Fund	779	358	(789)	(4)	18	362	25	0
Totals	$13,285	$26,022	$(16,034)	$6	$129	$23,408	$396	$19

PIMCO REALPATH® Blend 2055 Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$62	$423	$0	$0	$(2)	$483	$5	$0
PIMCO High Yield Fund	153	1,292	0	0	4	1,449	9	0
PIMCO Income Fund	302	1,154	(53)	(2)	4	1,405	19	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	78	81	(138)	3	(1)	23	3	0
PIMCO Long Duration
Total Return Fund	184	265	(463)	7	7	0	10	2
PIMCO Long-Term
Credit Bond Fund	181	266	(461)	9	5	0	12	3
PIMCO Long-Term Real
Return Fund	246	351	(438)	2	6	167	4	0
PIMCO Long-Term U.S.
Government Fund	0	110	0	0	0	110	0	0
PIMCO Real Return
Fund	116	157	(233)	1	2	43	2	0
PIMCO Short-Term
Floating NAV Portfolio III	1,016	7,529	(6,300)	0	0	2,245	29	0
PIMCO Total Return
Fund	147	171	(230)	1	4	93	6	0
Totals	$2,485	$11,799	$(8,316)	$21	$29	$6,018	$99	$5

PIMCO REALPATH® Blend Income Fund

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
Underlying PIMCO	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Funds	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Emerging
Markets Local Currency
and Bond Fund	$591	$417	$(251)	$(16)	$(4)	$737	$35	$0

Notes to Financial Statements (Cont.)

PIMCO High Yield Fund	1,231	1,089	(132)	(6)	27	2,209	63	0
PIMCO Income Fund	3,860	3,189	(673)	(30)	38	6,384	208	0
PIMCO International
Bond Fund (U.S. Dollar-
Hedged)	1,465	972	(1,578)	19	5	883	47	2
PIMCO Long Duration
Total Return Fund	745	451	(1,228)	(16)	48	0	31	6
PIMCO Long-Term
Credit Bond Fund	735	480	(1,246)	(9)	40	0	38	10
PIMCO Long-Term Real
Return Fund	998	3,325	(107)	(8)	9	4,217	15	0
PIMCO Long-Term U.S.
Government Fund	0	2,840	0	0	0	2,840	1	0
PIMCO Real Return
Fund	2,266	1,497	(2,697)	(22)	47	1,091	35	0
PIMCO Short-Term
Floating NAV Portfolio III	1,018	7,120	(6,600)	0	0	1,538	20	0
PIMCO Total Return
Fund	2,651	1,846	(1,016)	(22)	72	3,531	94	0
Totals	$15,560	$23,226	$(15,528)	$(110)	$282	$23,430	$587	$18

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2019 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Fund Name	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO EqS®
Long/Short Fund	$0	$46,207	$0	$0	$14	$46,221	$207	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

					Change in			Realized Net
			Proceeds	Net	Unrealized			Capital
	Market Value	Purchases at	from	Realized	Appreciation	Market Value	Dividend	Gain
Fund Name	06/30/2018	Cost	Sales	Gain (Loss)	(Depreciation)	03/31/2019	Income(1)	Distributions (1)
PIMCO Dividend and
Income Fund	$2,007	$28,509	$(30,401)	$0	$0	$115	$9	$0
PIMCO EqS®
Long/Short Fund	141,419	285,921	(349,500)	16	14	77,870	2,521	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RCY	Royal Bank of Canada
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	RYL	Royal Bank of Scotland PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
FAR	Wells Fargo Bank National Association	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Ruble
BRL	Brazilian Real	JPY	Japanese Yen	TRY	Turkish New Lira
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
Dow Jones Wilshire REIT Total Return
AMZX	Alerian MLP Total Return Index	CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTFT	Index
ARLLMONP	Argentina Blended Policy Rate	CDX.HY	Credit Derivatives Index - High Yield	S&P 500	Standard & Poor's 500 Index
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	GDR	Global Depositary Receipt	SP - ADR	Sponsored American Depositary Receipt
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	SP - GDR	Sponsored Global Depositary Receipt
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor's Depositary Receipts
Monthly payment based on 28-day periods. One
BBR	Bank Bill Rate	Lunar	year consists of 13 periods.	TBA	To-Be-Announced
Interest rate to be determined when loan
BBSW	Bank Bill Swap Reference Rate	NVDR	Non-Voting Depositary Receipt	TBD%	settles or at the time of funding
Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	"Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust